1933 Act Registration No. 333-76053


                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-14AE

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


[ ]      Pre-Effective                                    [X] Post-Effective
         Amendment No.                                        Amendment No. 1


                       EVERGREEN SELECT FIXED INCOME TRUST
                        (Evergreen Select Core Bond Fund)
               [Exact Name of Registrant as Specified in Charter]

                 Area Code and Telephone Number: (617) 210-3200

                               200 Berkeley Street
                           Boston, Massachusetts 02116
                       -----------------------------------
                    (Address of Principal Executive Offices)

                             Michael H. Koonce, Esq.
                     Evergreen Investment Management Company
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                    -----------------------------------------
                     (Name and Address of Agent for Service)

                        Copies of All Correspondence to:
                             Robert N. Hickey, Esq.
                          Sullivan & Worcester LLP 1025
                            Connecticut Avenue, N.W.
                             Washington, D.C. 20036


         It is proposed that this filing will become effective on

X immediately on filing pursuant to paragraph (b)
__ on ___________  pursuant to paragraph  (b)
__ 60 days  after  filing  pursuant  to  paragraph  (a)(1)
__ on ___________  pursuant to paragraph  (a)(1)
__ 75 days after  filing  pursuant to paragraph (a)(2) of Rule
   485

__ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                       EVERGREEN SELECT FIXED INCOME TRUST

                              CROSS REFERENCE SHEET

            Pursuant to Rule 481(a) under the Securities Act of 1933


                                                           Location in Prospectus/Proxy
Item of Part A of Form N-14                                           Statement

1.       Beginning of Registration                         Cross Reference Sheet; Cover
         Statement and Outside                             Page
         Front Cover Page of
         Prospectus

2.       Beginning and Outside                             Table of Contents
         Back Cover Page of
         Prospectus

3.       Fee Table, Synopsis and                           Comparison of Fees and
         Risk Factors                                      Expenses; Summary; Comparison
                                                           of Investment Objectives and
                                                           Policies; Risks

4.       Information About the                             Summary; Reasons for the
         Transaction                                       Reorganization; Comparative
                                                           Information on Shareholders'
                                                           Rights; Exhibit A (Agreement
                                                           and Plan of Reorganization)

5.       Information about the                             Cover Page; Summary; Risks;
         Registrant                                        Comparison of Investment
                                                           Objectives and Policies;
                                                           Comparative Information on
                                                           Shareholders' Rights;
                                                           Additional Information

6.       Information about the                             Cover Page; Summary; Risks;
         Company Being Acquired                            Comparison of Investment
                                                           Objective and Policies;
                                                           Comparative Information on
                                                           Shareholders' Rights;
                                                           Additional Information


                                                        -3-





7.       Voting Information                                Cover Page; Summary; Reasons
                                                           for the Reorganization -
                                                           Shareholder Information;
                                                           Voting Information Concerning
                                                           the Meeting

8.       Interest of Certain                               Financial Statements and
         Persons and Experts                               Experts; Legal Matters

9.       Additional Information                            Inapplicable
         Required for Reoffering
         by Persons Deemed to be
         Underwriters

Item of Part B of Form N-14

10.      Cover Page                                        Cover Page

11.      Table of Contents                                 Omitted

12.      Additional Information                            Statement of Additional
         About the Registrant                              Information of Evergreen
                                                           Select Core Bond Fund dated
                                                           February 1, 1999

13.      Additional Information                            Statement of Additional
         about the Company Being                           Information of The Tattersall
         Acquired                                          Bond Fund dated August 1,
                                                           1998, as revised December 31,
                                                           1998

14.      Financial Statements                              Financial Statements dated
                                                           March 31, 1998 and September
                                                           30, 1998 (unaudited) of The
                                                           Tattersall Bond Fund;
                                                           Financial Statements dated
                                                           September 30, 1998 of
                                                           Evergreen Select Core Bond
                                                           Fund; Pro forma financial
                                                           statements dated September 30,
                                                           1998 of Evergreen Select Core
                                                           Bond Fund



                                                        -4-





Item of Part C of Form N-14

15.      Indemnification
                                                           Incorporated by Reference to
                                                           Part A Caption - "Comparative
                                                           Information on Shareholders'
                                                           Rights - Liability and
                                                           Indemnification of Trustees"

16.      Exhibits                                          Item 16.          Exhibits

17.      Undertakings                                      Item 17.          Undertakings



                                           WILLIAMSBURG INVESTMENT TRUST
                                             THE TATTERSALL BOND FUND
                                                   P.O. BOX 5354
                                            CINCINNATI, OHIO 45201-5354


May 10, 1999

Dear Shareholder,

As a result of the anticipated merger of Tattersall Advisory Group, Inc. with and into a wholly-owned subsidiary of First Union Corporation scheduled to be effective on June 4, 1999, I am writing to shareholders of The Tattersall Bond Fund (the "Fund"), a series of Williamsburg Investment Trust, to inform you of a Special Shareholders' meeting to be held on May 28, 1999. Before that meeting, I would like your vote on the important issues affecting your Fund as described in the attached Prospectus/Proxy Statement.

The Prospectus/Proxy Statement includes two proposals. The first proposal requests that shareholders consider and act upon an Agreement and Plan of Reorganization whereby all of the assets of the Fund would be acquired by Evergreen Select Core Bond Fund in exchange for either Institutional or Institutional Service shares of Evergreen Select Core Bond Fund and the assumption by Evergreen Select Core Bond Fund of the identified liabilities of the Fund. You will receive shares of Evergreen Select Core Bond Fund having an aggregate net asset value equal to the aggregate net asset value of your Fund shares. Details about Evergreen Select Core Bond Fund's investment objective, performance, etc. are contained in the attached Prospectus/Proxy Statement. Following completion of the reorganization, it is anticipated that Evergreen Select Core Bond Fund will be managed by the same investment committee that currently manages your Fund and will utilize the same investment strategies currently employed for your Fund. For federal income tax purposes, the transaction is a non-taxable event for shareholders.

The second proposal requests shareholder consideration of an Interim Investment Advisory Agreement between the Fund and Tattersall Advisory Group, Inc., the Fund's current investment adviser. It is anticipated that the Interim Investment Advisory Agreement will be in effect from June 4, 1999 to the date the reorganization is consummated (scheduled for June 7, 1999).

The Board of Trustees has approved the proposals and recommends that you vote FOR these proposals.

I realize that this Prospectus/Proxy Statement will take time to review, but your vote is very important. Please take the time to familiarize yourself with the proposals. If you attend the meeting, you may vote your shares in person. If you do not expect to attend the meeting, complete, date, sign and return the enclosed proxy card in the enclosed postage-paid envelope. Instructions on how to complete the proxy card are included immediately after the Notice of Special Meeting.

If you have any questions about the proxy, please call Evergreen Service Company at 800-343-2898. You may also fax your completed and signed proxy card to Countrywide Fund Services, Inc., our proxy tabulator at 513-629-2008.

Thank you for taking this matter seriously and participating in this important process.

Sincerely,




John T. Bruce                                              Fred T. Tattersall
Chairman                                                   President
Williamsburg Investment Trust



                                                            The
                                                           Tattesall Bond Fund

                                           WILLIAMSBURG INVESTMENT TRUST
                                             THE TATTERSALL BOND FUND
                                                   P.O. BOX 5354
                                            CINCINNATI, OHIO 45201-5354

                                     NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                                            TO BE HELD ON MAY 28, 1999

         Notice is hereby given that a Special Meeting (the "Meeting") of Shareholders of The Tattersall Bond Fund (the "Fund"), a series of Williamsburg Investment Trust, will be held at the offices of Countrywide Fund Services, Inc., 312 Walnut Street, Cincinnati, Ohio 45201-5354, on May 28, 1999 at 10:00 a.m. for the following purposes:


         1. To consider and act upon the Agreement and Plan of Reorganization (the "Plan") dated as of April 30, 1999, providing for the acquisition of all of the assets of the Fund by Evergreen Select Core Bond Fund ("Evergreen Core Bond"), a series of Evergreen Select Fixed Income Trust, in exchange for shares of Evergreen Core Bond and the assumption by Evergreen Core Bond of the identified liabilities of the Fund. The Plan also provides for distribution of these shares of Evergreen Core Bond to shareholders of the Fund in liquidation and subsequent termination of the Fund. A vote in favor of the Plan is a vote in favor of the liquidation and termination of the Fund.


         2. To consider and act upon the Interim Investment Advisory Agreement between the Fund and Tattersall Advisory
Group, Inc.

         3. To transact any other business which may properly come before the Meeting or any adjournment or adjournments thereof.

         On behalf of the Fund, the Trustees of Williamsburg Investment Trust have fixed the close of business on April 30, 1999 as the record date for the determination of shareholders of the Fund entitled to notice of and to vote at the Meeting or any adjournment thereof.

         IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND IN PERSON ARE URGED TO SIGN AND RETURN THE ENCLOSED PROXY IN THE ENCLOSED ENVELOPE WITHOUT DELAY, WHICH REQUIRES NO POSTAGE, SO THAT THEIR SHARES MAY BE REPRESENTED AT THE MEETING. YOUR PROMPT ATTENTION TO THE ENCLOSED PROXY WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION.

                                         By Order of the Board of Trustees

                                                              Tina Hosking
                                                              Secretary
May 10, 1999

                                      INSTRUCTIONS FOR EXECUTING PROXY CARDS

         The following general rules for signing proxy cards may be of assistance to you and may help to avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

         1. INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the registration on the proxy card.

         2. JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to a name shown in the registration on the proxy card.

         3. ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration. For example:

REGISTRATION                                                     VALID SIGNATURE

CORPORATE
ACCOUNTS
(1)  ABC Corp.                                                   ABC Corp.
(2)  ABC Corp.                                                   John Doe, Treasurer
(3)  ABC Corp.                                                   John Doe, Treasurer
c/o John Doe, Treasurer
(4)  ABC Corp. Profit Sharing Plan                               John Doe, Trustee

TRUST ACCOUNTS
(1)  ABC Trust                                                   Jane B. Doe, Trustee
(2)  Jane B. Doe, Trustee                                        Jane B. Doe
u/t/d 12/28/78

CUSTODIAL OR ESTATE ACCOUNTS
(1)  John B. Smith, Cust.                                        John B. Smith
f/b/o John B. Smith, Jr. UGMA
(2)  John B. Smith                                               John B. Smith, Jr., Executor


                  PROSPECTUS/PROXY STATEMENT DATED May 10, 1999

                            Acquisition of Assets of

                            THE TATTERSALL BOND FUND
                                   a series of
                          Williamsburg Investment Trust
                                  P.O. Box 5354
                           Cincinnati, Ohio 45201-5354

                        By and in Exchange for Shares of

                         EVERGREEN SELECT CORE BOND FUND
                                   a series of
                       Evergreen Select Fixed Income Trust
                               200 Berkeley Street
                           Boston, Massachusetts 02116

         This Prospectus/Proxy Statement is being furnished to shareholders of The Tattersall Bond Fund ("Tattersall Bond") in connection with the Agreement and Plan of Reorganization (the "Plan") to be submitted to shareholders of Tattersall Bond for consideration at a Special Meeting of Shareholders to be held on May 28, 1999 at 10:00 a.m. at the offices of Countrywide Fund Services, Inc., 312 Walnut Street, Cincinnati, Ohio 45201-5354, and any adjournments thereof (the "Meeting"). The Plan provides for all of the assets of Tattersall Bond to be acquired by Evergreen Select Core Bond Fund ("Evergreen Core Bond") in exchange for shares of Evergreen Core Bond and the assumption by Evergreen Core Bond of the identified liabilities of Tattersall Bond (hereinafter referred to as the "Reorganization"). Evergreen Core Bond and Tattersall Bond are sometimes hereinafter referred to individually as the "Fund" and collectively as the "Funds." Following the Reorganization, shares of Evergreen Core Bond will be distributed to shareholders of Tattersall Bond in liquidation of Tattersall Bond and such Fund will be terminated. Holders of Service Group shares of Tattersall Bond will receive Institutional Service shares of Evergreen Core Bond, and holders of Institutional shares of Tattersall Bond will receive Institutional shares of Evergreen Core Bond. Each such class of shares of Evergreen Core Bond has similar Rule 12b-1 distribution-related fees, if any, as the shares of the respective class of Tattersall Bond held by them prior to the Reorganization. No sales charges are imposed on Evergreen Core Bond's Institutional Service or Institutional shares. As a result of the Reorganization, shareholders of Tattersall Bond will receive that number of full and fractional shares of Evergreen Core Bond having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of Tattersall Bond. The Reorganization is being structured as a tax-free reorganization for federal income tax purposes.

         Evergreen Core Bond is a separate series of Evergreen Select Fixed Income Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The investment objective of Evergreen Core Bond is to maximize total return through a combination of current income and capital appreciation by investing primarily in investment grade debt securities. The investment objective of Tattersall Bond is to maximize total return, consisting of current income and capital appreciation, consistent with the preservation of capital by investing primarily in investment grade fixed income securities.

         Shareholders of Tattersall Bond are also being asked to approve the Interim Investment Advisory Agreement with Tattersall Advisory Group, Inc. ("TAG") (which on June 4, 1999 is scheduled to become a subsidiary of First Union Corporation) (the "Interim Advisory Agreement"), with the same terms and fees as the previous advisory agreement between Tattersall Bond and TAG. The Interim Advisory Agreement will be in effect for the period of time between June 4, 1999, the date on which the merger of TAG with and into a wholly-owned subsidiary of First Union Corporation is scheduled to be consummated, and the date of the Reorganization (scheduled for on or about June 7, 1999).


         This Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about Evergreen Core Bond that shareholders of Tattersall Bond should know before voting on the Reorganization. Certain relevant documents listed below, which have been filed with the Securities and Exchange Commission ("SEC"), are incorporated in whole or in part by reference. A Statement of Additional Information dated May 10, 1999, relating to this Prospectus/Proxy Statement and the Reorganization which includes the financial statements of Tattersall Bond dated March 31, 1998 and September 30, 1998 and the financial statements of Evergreen Core Bond dated September 30, 1998, has been filed with the SEC and is incorporated by reference in its entirety into this Prospectus/Proxy Statement. A copy of such Statement of Additional Information accompanies this Prospectus/Proxy Statement.

         The Prospectus of Evergreen Core Bond dated February 1, 1999 and its Annual Report for the fiscal year ended September 30, 1998 are incorporated herein by reference in their entirety, insofar as they relate to Evergreen Core Bond only and not to any other fund described therein. The Prospectus, which pertains to Institutional Service shares and Institutional shares, describes the separate distribution and shareholder servicing arrangements applicable to the classes. Shareholders of Tattersall Bond will receive, with this Prospectus/Proxy Statement, a copy of the Prospectus of Evergreen Core Bond. Additional information about Evergreen Core Bond is contained in its Statement of Additional Information also dated February 1, 1999 which has been filed with the SEC and is included in the Statement of Additional Information relating to this Prospectus/Proxy Statement.

         The two Prospectuses of Tattersall Bond which pertain (i) to Service Group shares and (ii) to Institutional shares, each dated August 1, 1998, as revised December 31, 1998, insofar as they relate to Tattersall Bond only, and not to any other fund described therein, are incorporated herein in their entirety by reference. Copies of the Prospectuses are available upon request and without charge by writing to Tattersall Bond at the address listed on the cover page of this Prospectus/Proxy Statement or by calling the Fund toll-free at 1-800-443-4249. The Statement of Additional Information dated the same date, the Annual Report for the fiscal year ended March 31, 1998 and the Semi-Annual Report for the six month period ended September 30, 1998 are included in the Statement of Additional Information relating to this Prospectus/Proxy Statement
 .


         Included as Exhibits A and B to this Prospectus/Proxy Statement are a copy of the Plan and the Interim Advisory Agreement, respectively.

         THESE   SECURITIES  HAVE  NOT  BEEN  APPROVED  OR  DISAPPROVED  BY  THE
SECURITIES  AND  EXCHANGE   COMMISSION  NOR  HAS  THE  SECURITIES  AND  EXCHANGE
COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     The shares offered by this Prospectus/Proxy Statement are not deposits or obligations of any bank and are not insured or otherwise protected by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency and involve investment risk, including possible loss of capital.

                                                 TABLE OF CONTENTS

                                                                                                          Page


COMPARISON OF FEES AND EXPENSES...................................................................................6


SUMMARY  .........................................................................................................9
         Proposed Plan of Reorganization                                                             ..........10
         Tax Consequences                                                                            ............11
         Investment Objectives and Policies of the Funds                                             .........   12
         Comparative Performance Information for each Fund                                           ............12
         Management of the Funds                                                                     .........   14
         Investment Advisers                                                                         ............14
         Administrators                                                                              ............15
         Portfolio Management                                                                        .........   16
         Distribution of Shares                                                                      .........   16
         Purchase and Redemption Procedures                                                          .........   18
         Exchange Privileges                                                                         .........   19
         Dividend Policy                                                                             .........   19
         Risks                                                                                       .........   20

REASONS FOR THE REORGANIZATION................................................................................ 21
         Agreement and Plan of Reorganization                                                        ......... 23
         Federal Income Tax Consequences                                                             ......... 25
         Pro-forma Capitalization                                                                    ......... 27
         Shareholder Information                                                                     ......... 29

COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES.............................................................. 30

COMPARATIVE INFORMATION ON SHAREHOLDERS' RIGHTS............................................................... 32
         Forms of Organization                                                                       ......... 32
         Capitalization                                                                              ......... 33
         Shareholder Liability                                                                       ......... 33
         Shareholder Meetings and Voting Rights                                                      ......... 34
         Liquidation                                                                                 ......... 35
         Liability and Indemnification of Trustees                                                   ......... 35

INFORMATION REGARDING THE INTERIM ADVISORY AGREEMENT.......................................................... 37
         Introduction                                                                                ......... 37
         Comparison of the Interim Advisory Agreement
            and the Previous Advisory Agreement                                                      .........   38
         Information About Tattersall Bond's Investment
            Adviser                                                                                  .........   39

ADDITIONAL INFORMATION........................................................................................ 39

VOTING INFORMATION CONCERNING THE MEETING..................................................................... 40

FINANCIAL STATEMENTS AND EXPERTS.............................................................................. 43



                                                       -10-





LEGAL MATTERS................................................................................................. 43

OTHER BUSINESS................................................................................................ 43

APPENDIX A.................................................................................................... 44


EXHIBIT A.......................................................................................................A-1

EXHIBIT B.......................................................................................................B-1

EXHIBIT C.......................................................................................................C-1

                                          COMPARISON OF FEES AND EXPENSES


         The amounts for Institutional Service and Institutional shares of Evergreen Core Bond set forth in the following tables and in the examples are based on the estimated expenses of Evergreen Core Bond for the fiscal year ending September 30, 1999. The amounts for Service Group and Institutional shares of Tattersall Bond set forth in the following tables and in the examples are based on the expenses for Tattersall Bond for the fiscal year ended March 31, 1998 as set forth in the current Prospectuses of Tattersall Bond. The pro forma amounts for Institutional Service and Institutional shares of Evergreen Core Bond are based on what the combined expenses would be for Evergreen Core Bond for the fiscal period ending September 30, 1998.


         The following tables show for Evergreen Core Bond, Tattersall Bond and Evergreen Core Bond pro forma, assuming consummation of the Reorganization, the shareholder transaction expenses and annual fund operating expenses associated with an investment in the Institutional Service and Institutional shares of Evergreen Core Bond and the Service Group and Institutional shares of Tattersall Bond.





              Comparison of Institutional Service and Institutional
              Shares of Evergreen Core Bond With Service Group and
                     Institutional Shares of Tattersall Bond


                                                      Evergreen Core Bond                    Tattersall Bond


                                     Institutional                                           Service
                                     Service                     Institutional               Group                Institutional

Shareholder                          None                        None                        None                 None
Transaction
Expenses

Annual Fund
Operating Expenses
(as a percentage
of average daily
net assets)


Management                           0.40%                       0.40%                       0.375%               0.375%
Fee



(1)

12b-1 Fees                           0.25%                       None                                             None
                                                                                             0.150%

Other Expenses                       0.13%                       0.13%                                                  0.150%
                                     -----                       -----                       -----                -----
                                                                                             0.150%



Annual Fund                          0.78%                       0.53%                       0.675%               0.525%
                                     =====                       =====                       ======               ======

Operating
Expenses




(2)






                          Evergreen Core Bond Pro Forma

                                                                  Institutional
                                                                  Service                         Institutional

Shareholder Transaction Expenses                                  None                            None

Annual Fund Operating Expenses (as
a percentage of average daily net
assets)


Management Fee                                                    0.40%
                                                                                                  0.40%


12b-1 Fees                                                        0.25%                           None

Other Expenses                                                    0.12%                           0.12%
                                                                  ---------                       ----------


                                                                   0.77%                           0.52%
Annual Fund Operating                                             ======                          =======
Expenses

Fee Waivers(3)                                                    0.10%                            0.10%
                                                                  -----                            -----

Net Expenses                                                      0.67%                            0.42%
                                                                  =====                            =====

---------------


(1) Including waivers, Evergreen Core Bond's Management Fee is 0.29% for the Institutional Service and Institutional shares and Tattersall Bond's Management Fee is 0.36% for the Service Group and Institutional shares. These waivers may be modified or cancelled at any time.

(2) Including fee waivers, Annual Fund Operating Expenses for the Institutional Service and Institutional shares of Evergreen Core Bond would be 0.67% and 0.42%,
         respectively, for the fiscal year ending September 30, 1999, and for the Service Group and Institutional shares of Tattersall Bond were 0.66% and 0.51%, respectively, for
         the year ended March 31,  1998.


(3) In connection with the Reorganization, the investment adviser of Evergreen Core Bond has contractually agreed for a period of at least three years to limit the Fund's Annual Operating Expenses to 0.67% and 0.42% for Institutional Service and Institutional shares, respectively.

         Examples. The following tables show for Evergreen Core Bond and Tattersall Bond, and for Evergreen Core Bond pro forma, assuming consummation of the Reorganization, examples of the cumulative effect of shareholder transaction expenses and annual fund operating expenses indicated above on a $10,000 investment in each class of shares for the periods specified, assuming (i) a 5% annual return and (ii) redemption at the end of such period.


                                                  Evergreen Core Bond

                                                           Three                 Five                Ten
                                      One Year             Years                 Years               Years


Institutional                             $80                   $249                                  $966
Service                                                                          $433

Institutional                             $54                   $170                                  $665
                                                                                 $296






                                                    Tattersall Bond

                                                           Three                 Five
                                      One Year             Years                 Years               Ten Years


Service Group                             $69                   $216                                      $841
                                                                                 $376

Institutional                             $54                   $168                                      $659
                                                                                 $294




                                             Evergreen Core Bond Pro Forma

                                                           Three                 Five                Ten
                                      One Year             Years                 Years               Years


Institutional                             $68                   $214                                      $835
Service                                                                          $373

Institutional                             $43                   $135                                      $530
                                                                                 $235




         The purpose of the foregoing examples is to assist Tattersall Bond shareholders in understanding the various costs and expenses that an investor in Evergreen Core Bond as a result of the Reorganization would bear directly and indirectly, as compared with the various direct and indirect expenses currently borne by a shareholder in Tattersall Bond. These examples should not be considered a representation of past or future expenses or annual return. Actual expenses may be greater or less than those shown.

                                                      SUMMARY

         This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Prospectus of Evergreen Core Bond dated February 1, 1999, the Prospectuses of Tattersall Bond dated August 1, 1998, as revised December 31, 1998 (which are incorporated herein by reference), the Plan and the Interim Advisory Agreement, the forms of which are attached to this Prospectus/Proxy Statement as Exhibits A and B, respectively.

Proposed Plan of Reorganization

         The Plan provides for the transfer of all of the assets of Tattersall Bond in exchange for shares of Evergreen Core Bond and the assumption by Evergreen Core Bond of the identified liabilities of Tattersall Bond. The identified liabilities consist only of those liabilities reflected on the Fund's statement of assets and liabilities determined immediately preceding the Reorganization. The Plan also calls for the distribution of shares of Evergreen Core Bond to Tattersall Bond shareholders in liquidation of Tattersall Bond as part of the Reorganization. As a result of the Reorganization, the holders of Service Group and Institutional shares of Tattersall Bond will become the owners of that number of full and fractional Institutional Service and Institutional shares, respectively, of Evergreen Core Bond having an aggregate net asset value equal to the aggregate net asset value of the shareholders' shares of Tattersall Bond, as of the close of business immediately prior to the date that Tattersall Bond's assets are exchanged for shares of Evergreen Core Bond. See "Reasons for the Reorganization Agreement and Plan of Reorganization."

         The Trustees of Williamsburg Investment Trust, including the Trustees who are not "interested persons," as such term is defined in the 1940 Act (the "Independent Trustees"), have concluded that the Reorganization would be in the best interests of shareholders of Tattersall Bond, and that the interests of the shareholders of Tattersall Bond will not be diluted as a result of the transactions contemplated by the Reorganization. Accordingly, the Trustees have submitted the Plan for the approval of Tattersall Bond's shareholders.

         The Board of Trustees considered the Interim Advisory Agreement as part of its overall approval of the Plan. In approving the Interim Advisory Agreement, the Board of Trustees considered, among other things, that there were no material differences between the terms of the Interim Advisory Agreement and Tattersall Bond's existing investment advisory agreement.

        THE BOARD OF TRUSTEES OF WILLIAMSBURG INVESTMENT TRUST RECOMMENDS APPROVAL BY SHAREHOLDERS OF TATTERSALL BOND OF THE PLAN EFFECTING
             THE REORGANIZATION AND THE INTERIM ADVISORY AGREEMENT.

     The Trustees of Evergreen  Select Fixed Income Trust have also approved the
Plan   and,   accordingly,   Evergreen   Core   Bond's   participation   in  the
Reorganization.

         Approval of the Reorganization on the part of Tattersall Bond will require the affirmative vote of a majority of Tattersall Bond's shares outstanding and entitled to vote, with all classes voting together as a single class at a Meeting at which a quorum of the Fund's shares is present. Fifty percent of the outstanding shares, represented in person or by proxy, is required to constitute a quorum at the Meeting. See "Voting Information Concerning the Meeting."

         It is anticipated that the merger of TAG with and into a wholly-owned subsidiary of First Union Corporation ("First Union") (the "Merger") will be consummated on June 4, 1999 and, as a result, by law the Merger will terminate the investment advisory agreement between TAG and Tattersall Bond. Prior to consummation of the Merger, shareholders of Tattersall Bond are being asked to approve the Interim Advisory Agreement which will become effective on the date of the closing of the Merger and continue through the date the Reorganization is consummated. The Interim Advisory Agreement has the same terms and fees as the previous investment advisory agreement between Tattersall Bond and TAG. The Reorganization is scheduled to take place on or about June 7, 1999.

         Approval of the Interim Advisory Agreement requires the affirmative vote of (i) 67% or more of the shares of Tattersall Bond present in person or by proxy at the Meeting, if holders of more than 50% of the shares of Tattersall Bond outstanding on the record date are present, in person or by proxy, or (ii) more than 50% of the outstanding shares of Tattersall Bond, whichever is less. See "Voting Information Concerning the Meeting."

         If the shareholders of Tattersall Bond do not vote to approve the Reorganization, the Trustees will consider other possible courses of action in the best interests of shareholders.

Tax Consequences

         Prior to or at the completion of the Reorganization, Tattersall Bond will have received an opinion of Piper & Marbury L.L.P. that the Reorganization has been structured so that no gain or loss will be recognized by the Fund's shareholders upon the receipt of shares of Evergreen Core Bond solely in exchange for shares of the Fund. The aggregate adjusted basis of the shares of Evergreen Core Bond received by each Fund shareholder will be the same as the aggregate adjusted basis of the Fund shares surrendered in exchange therefor and the holding period of the shares of Evergreen Core Bond received by each Fund shareholder will include the holding period of the shares of the Fund surrendered in exchange therefor, provided that the surrendered shares were held as a capital asset in the hands of the Fund's shareholders on the date of the exchange. In addition, no gain or loss will be recognized by the Fund on the transfer of its assets to Evergreen Core Bond in exchange for the shares of Evergreen Core Bond and the assumption of the identified liabilities and no gain or loss will be recognized by the Fund on the distribution of the shares of Evergreen Core Bond to its shareholders. Moreover, no gain or loss will be recognized by Evergreen Core Bond upon the receipt of the assets of the Fund in exchange for shares of Evergreen Core Bond and the assumption of the identified liabilities, the adjusted basis of each asset of the Fund in the hands of Evergreen Core Bond will be the same as the adjusted basis of such asset in the hands of the Fund immediately prior to the Reorganization and the holding period of each asset of the Fund in the hands of Evergreen Core Bond will include the holding period of such asset in the hands of the Fund immediately prior to the Reorganization.

Investment Objectives and Policies of the Funds

         The investment objective of Evergreen Core Bond is to maximize total return through a combination of current income and capital appreciation. Under normal circumstances, the Fund invests at least 65% of its total assets in investment grade debt securities, including securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government, and corporate, mortgage- and asset-backed securities of U.S. and foreign issuers.

         The investment objective of Tattersall Bond is to maximize total return, consisting of current income and capital appreciation (realized and unrealized), consistent with the preservation of capital. The Fund invests primarily in U.S. government, investment grade corporate debt securities and mortgage- and asset-backed securities. Upon completion of the Reorganization, Evergreen Core Bond will be managed in accordance with Tattersall Bond's current investment objective and policies. See "Comparison of Investment Objectives and Policies" below.

Comparative Performance Information for each Fund

         Discussions of the manner of calculation of total return are contained in the respective Prospectuses and Statement of Additional Information of the Funds. The following tables set forth the total return of the Service Group shares of Tattersall Bond for the one year period ended September 30, 1998, of the Institutional shares of Tattersall Bond for the one year and five year periods ended September 30, 1998, of the Institutional Service and Institutional shares of Evergreen Core Bond for the one year, five year and ten year periods ended September 30, 1998 and for both Funds the period from inception through September 30, 1998. The calculations of total return assume the reinvestment of all dividends and capital gains distributions on the reinvestment date and the deduction of all recurring expenses that were charged to shareholders' accounts.

                                          Average Annual Total Return (1)


                            1 Year           5 Years             10 Years            From
                            Ended            Ended               Ended               Inception To              Inception
                            9/30/98          9/30/98             9/30/98             9/30/98                   Date
                            -------          --------            --------            ------------              -----------

Tattersall
Bond


Service

Group Shares                                   N/A                       N/A         9.13%
                            10.95%                                                                             10/1/97



Institutional
Shares                      11.47%           7.42%                       N/A         8.39%                     12/13/90



                                                       -19-






Evergreen
Core Bond(2)


Institutional
Service

Shares                                        5.80%              8.61%               8.06%                     03/9/98
                            10.55%


Institutional
Shares                       10.75%           6.05%              8.88%               8.33%                     12/19/97


--------------
(1) Reflects waiver of advisory fees and reimbursements and/or waivers of expenses. Without such reimbursements and/or waivers, the average annual total returns during the periods would have been lower.

(2) Evergreen Core Bond performance information includes the performance of the Fund's predecessor common trust fund for periods before the Fund's registration statement became effective on 11/21/97. Performance for the common trust fund has been adjusted to include the effect of estimated mutual fund class net expense ratios at the time the Fund was converted to a mutual fund. If fee waivers and expense reimbursements had not been calculated into the Evergreen Core Bond class expense ratio, the total returns would be as follows: Institutional - 1 year - 10.74%, 5 year - 5.96%, 10 year - 8.78% and since 2/28/86 -8.23%; Institutional Service - 1 Year - 10.53%, 5 year - 5.71%, 10 year - 8.52%
         and since 2/28/86 - 7.96%. Evergreen Core Bond has three classes of shares, Institutional, Institutional Service and Charitable. The Institutional share performance information for the period from 11/24/97 through 12/9/97 (class inception date) is based upon the historical performance of the Charitable shares, the original shares offered. The Institutional Service share performance information for the period from 11/24/97 through 3/9/98 (class inception date) is based upon the historical performance of the Charitable shares and therefore does not reflect 12b-1 fees. Performance for the Institutional Service shares for this period would be lower had the 12b-1 fees been included.

         Important information about Evergreen Core Bond is also contained in management's discussion of Evergreen Core Bond's performance attached hereto as Exhibit C. This information also appears in the most recent Annual Report of Evergreen Core Bond.

Management of the Funds

         The overall management of Evergreen Core Bond and of Tattersall Bond is the responsibility of, and is supervised by, the Board of Trustees of Evergreen Select Fixed Income Trust and the Board of Trustees of Williamsburg Investment Trust, respectively.

Investment Advisers

         The current investment adviser to Evergreen Core Bond is Evergreen Investment Management ("EIM") (also known as First Capital Group or FCG), a division of First Union National Bank ("FUNB"). EIM is located at 201 South College Street, Charlotte, North Carolina 28288-0630. FUNB is a subsidiary of First Union, the sixth largest bank holding company in the United States based on total assets as of December 31, 1998. FUNB and its affiliates manage the Evergreen family of mutual funds with assets of approximately $56.7 billion as of March 31, 1999. Effective on the Merger, TAG will become the investment adviser to Evergreen Core Bond.

         EIM currently manages and, upon consummation of the Merger, TAG will manage investments and supervise the daily business affairs of Evergreen Core Bond subject to the authority of the Trustees. EIM is entitled to receive from the Fund an annual fee equal to 0.40% of the Fund's average daily net assets. EIM is currently waiving 0.10% of its management fee.

         TAG serves as the investment adviser for Tattersall Bond. As investment adviser, TAG has overall responsibility for portfolio management of the Fund. For its services as investment adviser, TAG is entitled to receive a fee at an annual rate of 0.375% of the Fund's average daily net assets. TAG's address is 6802 Paragon Place, Suite 200, Richmond, Virginia 23230.

         Each investment adviser may, at its discretion, reduce or waive its fee or reimburse a Fund for certain of its other expenses in order to reduce its expense ratios. Each investment adviser may reduce or cease these voluntary waivers and reimbursements at any time. However, effective upon consummation of the Reorganization, Evergreen Core Bond Fund's annual operating expenses will be limited for a period of at least three years to 0.67% and 0.42% for Institutional Service and Institutional shares, respectively.

         Year 2000 Risks. Like other investment companies, financial and business organizations and individuals around the world, Evergreen Core Bond could be adversely affected if the computer systems used by the Fund's investment adviser and the Fund's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund's investment adviser is taking steps to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund. In addition, issuers of securities in which the Fund invests may be adversely affected by Year 2000 problems. Such problems could negatively impact the value of the Fund's portfolio securities.


Administrators

         Evergreen Investment Services, Inc. ("EIS") serves as administrator to Evergreen Core Bond. As administrator, EIS provides facilities, equipment and personnel to Evergreen Core Bond and is entitled to receive an administration fee from the Fund based on the aggregate average daily net assets of all the mutual funds advised by FUNB and its affiliates for which EIS serves as administrator, calculated in accordance with the following schedule: 0.050% on the first $7 billion, 0.035% on the next $3 billion, 0.030% on the next $5 billion, 0.20% on the next $10 billion, 0.015% on the next $5 billion and 0.010% on assets in excess of $30 billion.

         Countrywide   Fund   Services,   Inc.   ("Countrywide")   acts  as  the
administrator for Tattersall Bond and provides the Fund with certain administrative personnel and services including pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services. Countrywide is entitled to receive a fee for such services at the annual rate of 0.075% of the Fund's average daily net assets up to $200 million and 0.05% of such assets in excess of $200 million with a minimum charge of $2,000 per month. Countrywide will continue, during the term of the Interim Advisory Agreement, as Tattersall Bond's administrator for the same compensation as currently received.

Portfolio Management

         Tattersall Bond is, and upon consummation of the Merger, Evergreen Core Bond will be, managed on a day-to-day basis by a committee composed of TAG's fixed income portfolio management professionals, with each portfolio professional responsible for designated specific sectors of the fixed income market.

Distribution of Shares

     Evergreen Distributor, Inc. ("EDI"), an affiliate of BISYS Fund Services, acts as underwriter of Evergreen Core Bond's shares. EDI distributes the Fund's shares directly or through broker-dealers, banks (including FUNB), or other financial intermediaries. Evergreen Core Bond offers three classes of shares:
Institutional Service, Institutional and Charitable. Each class has separate distribution arrangements. (See "Distribution-Related and Shareholder Servicing-Related Expenses" below.) No class bears the distribution expenses relating to the shares of any other class.

         In the proposed Reorganization, Institutional shareholders of Tattersall Bond will receive Institutional shares of Evergreen Core Bond, and Service Group shareholders of Tattersall Bond will receive Institutional Service shares of Evergreen Core Bond. The Institutional and Institutional Service shares of Evergreen Core Bond have similar arrangements with respect to the imposition of Rule 12b-1 distribution and service fees as the Service Group and Institutional shares of Tattersall Bond. Because the Reorganization will be effected at net asset value without the imposition of a sales charge, Evergreen Core Bond shares acquired by shareholders of Tattersall Bond pursuant to the proposed Reorganization will not be subject to any initial sales charge or contingent deferred sales charge as a result of the Reorganization.

         The following is a summary description of charges and fees for the Institutional and Institutional Service shares of Evergreen Core Bond which will be received by Tattersall Bond shareholders in the Reorganization. More detailed descriptions of the distribution arrangements applicable to the classes of shares are contained in the respective Evergreen Core Bond Prospectus and the Tattersall Bond Prospectuses and in each Fund's Statement of Additional Information.

         Institutional Shares. Institutional shares are sold at net asset value without any initial or deferred sales charge and are not subject to distribution-related or shareholder servicing- related fees. Institutional shares are only available to institutional investors. Tattersall Bond shareholders who receive Evergreen Core Bond Institutional shares in the Reorganization and who wish to make subsequent purchases of

Evergreen Core Bond shares will be able to purchase Institutional shares.

         Institutional Service Shares. Institutional Service shares are sold at net asset value without any initial sales charge or deferred sales charge and, as indicated below, are subject to distribution-related or shareholder servicing-related fees.

         Additional information regarding the classes of shares of each Fund is included in its respective Prospectuses and Statement of Additional Information.

         Distribution-Related and Shareholder Servicing-Related Expenses. Evergreen Core Bond has adopted a Rule 12b-1 plan with respect to its Institutional Service shares under which the Class may pay for personal services rendered to shareholders and/or maintenance of accounts at an annual rate which may not exceed 0.25% of average daily net assets attributable to the Class.

         Tattersall Bond has adopted a Rule 12b-1 plan with respect to its Service Group shares under which the Class may pay for distribution-related expenses at an annual rate of up to 0.15% of average daily net assets attributable to the Class.

         Neither Evergreen Core Bond with respect to its Institutional shares nor Tattersall Bond with respect to its Institutional shares has adopted a Rule 12b-1 plan. A Rule 12b-1 plan can only be adopted with shareholder approval.

         Consistent with the requirements of Rule 12b-1 and the applicable rules of the National Association of Securities Dealers, Inc., following the Reorganization Evergreen Core Bond may make distribution-related and shareholder servicing-related payments with respect to Tattersall Bond shares sold prior to the
Reorganization.

         Additional information regarding the Rule 12b-1 plans adopted by each Fund is included in its respective Prospectuses and Statement of Additional Information.

Purchase and Redemption Procedures

         Information concerning applicable sales charges and distribution-related and shareholder servicing-related fees is provided above.
Investments in the Funds are not insured. The minimum initial purchase requirement for Evergreen Core Bond is $1,000,000. The minimum initial purchase requirement for Tattersall Bond is $500,000. There is no minimum for subsequent purchases of shares of Evergreen Core Bond. The minimum for subsequent purchases of Tattersall Bond is $1,000. Each Fund provides for telephone, mail or wire redemption of shares at net asset value as next determined after receipt of a redemption request on each day the New York Stock Exchange ("NYSE") is open for trading. Additional information concerning purchases and redemptions of shares, including how each Fund's net asset value is determined, is contained in the respective Prospectuses for each Fund. Tattersall Bond may involuntarily redeem shareholders' accounts that have less than $100,000 of invested funds in Service Group or Institutional shares. All funds invested in each Fund are invested in full and fractional shares. The Funds reserve the right to reject any purchase order.

Exchange Privileges

         Tattersall Bond currently permits holders of Service Group and Institutional shares to exchange such shares for Service Group and Institutional shares, respectively, of The Tattersall Short Term Bond Fund. Holders of shares of a class of Evergreen Core Bond generally may exchange their shares for shares of the same class of any other Evergreen Select fund. Tattersall Bond shareholders will be receiving Institutional and Institutional Service shares of Evergreen Core Bond in the Reorganization and, accordingly, with respect to shares of Evergreen Core Bond received by Tattersall Bond shareholders in the Reorganization, the exchange privilege is limited to the Institutional and Institutional Service shares, as applicable, of other Evergreen Select funds. Evergreen Core Bond limits exchanges to five per calendar year and three per calendar quarter. No sales charge is imposed on an exchange. An exchange which represents an initial investment in another Evergreen Select fund must amount to at least $1,000,000. The current exchange privileges, and the requirements and limitations attendant thereto, are described in each Fund's respective Prospectuses and Statement of Additional Information.

Dividend Policy

         Evergreen Core Bond declares dividends from its net investment income daily and distributes its income dividends monthly. Tattersall Bond declares and pays distributions from net investment income quarterly. Distributions of any net realized gains of each Fund will be made at least annually. Shareholders begin to earn dividends on the first business day after shares are purchased unless shares were not paid for, in which case dividends are not earned until the next business day after payment is received. Dividends and distributions are reinvested in additional shares of the same class of the respective Fund, or paid in cash as a shareholder has elected. See the respective Prospectuses of each Fund for further information concerning dividends and distributions.

         After the Reorganization, shareholders of Tattersall Bond who have elected to have their dividends and/or distributions reinvested will have dividends and/or distributions received from Evergreen Core Bond reinvested in shares of Evergreen Core Bond. Shareholders of Tattersall Bond who have elected to receive dividends and/or distributions in cash will receive dividends and/or distributions from Evergreen Core Bond in cash after the Reorganization, although they may, after the Reorganization, elect to have such dividends and/or distributions reinvested in additional shares of Evergreen Core Bond.

         Each of Evergreen Core Bond and Tattersall Bond has qualified and intends to continue to qualify, to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). While so qualified, so long as each Fund distributes all of its net investment company taxable income and any net realized gains to shareholders, it is expected that a Fund will not be required to pay any federal income taxes on the amounts so distributed. A 4% nondeductible excise tax will be imposed on amounts not distributed if a Fund does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.

Risks

         Many of the risks involved in investing in each Fund's shares are similar. For a discussion of each Fund's objectives and policies, see "Comparison of Investment Objectives and Policies." There is no assurance that investment performances will be positive and that the Funds will meet their investment objectives.

         Each Fund invests in debt securities. The main risks of investing in debt securities are:

                  Interest Rate Risk: The risk that a fixed income security's price will fall when interest rates rise, and vice versa. Debt securities have varying levels of sensitivity to interest rates. Longer-term bonds are generally more sensitive to changes in interest rates than short-term bonds.

         o Credit Risk: The chance that the issuer will have its credit rating downgraded or will default (fail to make scheduled interest and principal payments), potentially reducing the Fund's income and/or share price.

          Neither Fund is required to sell or otherwise dispose of any security that loses its rating or has its rating reduced after the Fund has purchased it.

         Each Fund may purchase zero coupon bonds. Such investments may experience greater fluctuations in value due to changes in interest rates than debt obligations that pay interest currently. Each Fund is also required by tax laws to accrue interest income on such investments (even though they do not pay interest currently) and to distribute such amounts at least annually to shareholders. Thus, each Fund could be required at times to liquidate investments in order to fulfill its distribution requirements and may not be able to purchase additional income producing securities with cash used to make such distributions, and its current income ultimately may be reduced as a result.

         Each Fund may invest in mortgage-backed and asset-backed securities. Early repayment of the mortgages or other collateral underlying these securities may expose a Fund to a lower rate of return when it reinvests the principal. The rate of prepayments will affect the price and volatility of the mortgage-backed security and may have the effect of shortening or extending the effective maturity beyond what the Fund anticipated at the time of purchase. In addition, asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the Servicer to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

                                          REASONS FOR THE REORGANIZATION

         On February 19, 1999 First Union entered into an Agreement and Plan of Merger with TAG, which provides, among other things, for the Merger of TAG with and into a wholly-owned subsidiary of First Union. The Merger is expected to be consummated on June 4, 1999. As a result of the Merger it is expected that TAG, as a subsidiary of First Union, will continue to provide investment advisory services to Tattersall Bond and will provide such services to Evergreen Core Bond and other clients of FUNB and its affiliates.

         Section 15(f) of the 1940 Act provides that when a change in the control of an investment adviser occurs, the investment adviser or any of its affiliated persons may receive any amount or benefit in connection therewith under certain conditions. One condition is that for three years thereafter, at least 75% of the board of directors of a surviving investment company are not "interested persons" of the company's investment adviser or of the investment adviser of the terminating investment company. The Board of Trustees of Evergreen Select Fixed Income Trust complies with this condition.

         Another condition is that no "unfair burden" is imposed on the investment company as a result of the understandings applicable thereto. The term "unfair burden" is considered under the 1940 Act to include any arrangement during the two-year period after the transaction whereby the investment adviser (or predecessor or successor adviser), or any "interested person" of any such adviser, receives or is entitled to receive any compensation, directly or indirectly, from the investment company or its security holders (other than fees for bona fide investment advisory or other services) or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company (other than fees for bona fide principal underwriting services). FUNB and TAG advised the Board of Trustees of
Williamsburg Investment Trust that they were not aware of any circumstances relating to the Merger or the Reorganization that might result in the imposition of an "unfair burden" on Tattersall Bond.


         The Board of Trustees of Williamsburg Investment Trust considered the Reorganization at meetings held on March 30, 1999 and April 28, 1999, at which the Trustees reviewed and discussed materials supplied by FUNB and TAG, and met with representatives of FUNB. The Trustees retained special counsel to assist them in their deliberations. The Board of Trustees gave final approval to the Reorganization at the April 28, 1999 meeting.


         The Board of Trustees, including the Independent Trustees, determined that the Reorganization is in the best interests of shareholders of Tattersall Bond and that the interests of existing shareholders of Tattersall Bond will not be diluted as a result of the transaction.

         In approving the Reorganization and the Plan, the Board of Trustees of Williamsburg Investment Trust considered the following factors, among others:
(i) the Agreement and Plan of Merger between TAG and First Union and the recommendations of TAG and FUNB regarding the Reorganization; (ii) the fact that shareholder interests will not be diluted as a result of the Reorganization;
(iii) the expected federal income tax consequences of the Reorganization; (iv) the similarity and compatibility of the Funds' investment objectives and policies; (v) the fact that TAG is expected to be the investment adviser of Evergreen Core Bond and that, upon completion of the Reorganization, Evergreen Core Bond will be managed in accordance with Tattersall Bond's current investment objective and policies with the result that Tattersall Bond will be the tax and accounting survivor of the Reorganization; (vi) the investment advisory and other fees and expenses of Evergreen Core Bond and Tattersall Bond;
(vii) the potential economies of scale associated with larger mutual funds and the operational efficiencies that may be achieved through the combination of Evergreen Core Bond and Tattersall Bond; (viii) the investment experience, expertise and resources of FUNB; (ix) the service and distribution resources available to the Evergreen funds and the broad array of investment alternatives available to shareholders of the Evergreen funds; (x) the personnel and financial resources of First Union and its affiliates; and (xi) the fact that FUNB will bear the expenses incurred by Tattersall Bond in connection with the Reorganization.

         After consideration of the factors listed above, together with other factors and information considered to be relevant, the Board of Trustees of Williamsburg Investment Trust unanimously approved the Plan and directed that the Plan be submitted to the shareholders of Tattersall Bond for approval.

                  THE TRUSTEES OF WILLIAMSBURG INVESTMENT TRUST
               RECOMMEND THAT THE SHAREHOLDERS OF TATTERSALL BOND
                      APPROVE THE PROPOSED REORGANIZATION.

         The Trustees of Evergreen Select Fixed Income Trust also concluded at a meeting on March 12, 1999 that the proposed Reorganization would be in the best interests of shareholders of Evergreen Core Bond and that the interests of the shareholders of Evergreen Core Bond would not be diluted as a result of the transactions contemplated by the Reorganization.

Agreement and Plan of Reorganization

         The following summary is qualified in its entirety by reference to the Plan (Exhibit A hereto).

         The Plan provides that Evergreen Core Bond will acquire all of the assets of Tattersall Bond in exchange for shares of Evergreen Core Bond and the assumption by Evergreen Core Bond of the identified liabilities of Tattersall Bond on or about June 7, 1999 or such other date as may be agreed upon by the parties (the "Closing Date"). Prior to the Closing Date, Tattersall Bond will endeavor to discharge all of its known liabilities and obligations. Evergreen Core Bond will not assume any liabilities or obligations of Tattersall Bond other than those reflected in an unaudited statement of assets and liabilities of Tattersall Bond prepared as of the close of regular trading on the NYSE, currently 4:00 p.m. Eastern time, on the business day immediately prior to the Closing Date. Shareholders of Tattersall Bond will receive the number of full and fractional shares of Evergreen Core Bond having an aggregate net asset value equal to the aggregate net asset value of their shares of Tattersall Bond. Such computations will take place as of the close of regular trading on the NYSE on the business day immediately prior to the Closing Date. The net asset value per share of each class will be determined by dividing assets, less liabilities, in each case attributable to the respective class, by the total number of outstanding shares.

         State Street Bank and Trust Company, the custodian for Evergreen Core Bond, will compute the value of Tattersall Bond's portfolio securities. The method of valuation employed will be consistent with the procedures set forth in the Prospectus and Statement of Additional Information of Evergreen Core Bond, Rule 22c-1 under the 1940 Act, and with the interpretations of such Rule by the SEC's Division of Investment Management.

         At or prior to the Closing Date, Tattersall Bond will have declared a dividend or dividends and distribution or distributions which, together with all previous dividends and distributions, shall have the effect of distributing to the

Fund's shareholders (in shares of the Fund, or in cash, as the shareholder has previously elected) all of the Fund's net investment company taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in all taxable periods ending on the Closing Date (after reductions for any capital loss carryforward).

         As soon after the Closing Date as conveniently practicable, Tattersall Bond will liquidate and distribute pro rata to shareholders of record as of the close of business on the Closing Date the full and fractional shares of Evergreen Core Bond received by Tattersall Bond. Such liquidation and distribution will be accomplished by the establishment of accounts in the names of the Fund's shareholders on Evergreen Core Bond's share records of its transfer agent. Each account will represent the respective pro rata number of full and fractional shares of Evergreen Core Bond due to the Fund's shareholders. All issued and outstanding shares of Tattersall Bond, including those represented by certificates, will be canceled. The shares of Evergreen Core Bond to be issued will have no preemptive or conversion rights. After these distributions and the winding up of its affairs, Tattersall Bond will be terminated.

         The consummation of the Reorganization is subject to the conditions set forth in the Plan, including approval by Tattersall Bond's shareholders, accuracy of various representations and warranties and receipt of opinions of counsel, including opinions with respect to those matters referred to in "Federal Income Tax Consequences" below. Notwithstanding approval of Tattersall Bond's shareholders, the Plan may be terminated (a) by the mutual agreement of Tattersall Bond and Evergreen Core Bond; or (b) at or prior to the Closing Date by either party (i) because of a breach by the other party of any representation, warranty, or agreement contained therein to be performed at or prior to the Closing Date if not cured within 30 days, or (ii) because a condition to the obligation of the terminating party has not been met and it reasonably appears that it cannot be met.

         The expenses of Tattersall Bond in connection with the Reorganization (including the cost of any proxy soliciting agent) will be borne by FUNB whether or not the Reorganization is consummated. No portion of such expenses will be borne directly or indirectly by Tattersall Bond or its shareholders.

     If the Reorganization is not approved by shareholders of Tattersall Bond, the Board of Trustees of Williamsburg Investment

Trust will consider other possible courses of action in the best interests of shareholders.

Federal Income Tax Consequences

         The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a) of the Code. As a condition to the closing of the Reorganization, Tattersall Bond will receive an opinion of Piper & Marbury L.L.P. to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes, upon consummation of the Reorganization:

         (1) The transfer of all of the assets of Tattersall Bond solely in exchange for shares of Evergreen Core Bond and the assumption by Evergreen Core Bond of the identified liabilities of Tattersall Bond, followed by the distribution of Evergreen Core Bond's shares by Tattersall Bond in dissolution and liquidation of Tattersall Bond, will constitute a "reorganization" within the meaning of section 368(a)(1)(C) of the Code, and Evergreen Core Bond and Tattersall Bond will each be a "party to a reorganization" within the meaning of section 368(b) of the Code;

         (2) No gain or loss will be recognized by Tattersall Bond on the transfer of all of its assets to Evergreen Core Bond solely in exchange for Evergreen Core Bond's shares and the assumption by Evergreen Core Bond of the identified liabilities of Tattersall Bond or upon the distribution of Evergreen Core Bond's shares to Tattersall Bond's shareholders in exchange for their shares of Tattersall Bond;

         (3) The tax basis of the assets transferred will be the same to Evergreen Core Bond as the tax basis of such assets to Tattersall Bond immediately prior to the Reorganization, and the holding period of such assets in the hands of Evergreen Core Bond will include the period during which the assets were held by Tattersall Bond;

         (4) No gain or loss will be recognized by Evergreen Core Bond upon the receipt of the assets from Tattersall Bond solely in exchange for the shares of Evergreen Core Bond and the assumption by Evergreen Core Bond of the identified liabilities of Tattersall Bond;

         (5)  No  gain  or  loss  will  be  recognized   by  Tattersall   Bond's
shareholders upon the issuance of the shares of Evergreen Core Bond to them, provided they receive solely such shares (including fractional shares) in exchange for their shares of Tattersall Bond; and

         (6) The aggregate tax basis of the shares of Evergreen Core Bond, including any fractional shares, received by each of the shareholders of Tattersall Bond pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of Tattersall Bond held by such shareholder immediately prior to the Reorganization, and the holding period of the shares of Evergreen Core Bond, including fractional shares, received by each such shareholder will include the period during which the shares of Tattersall Bond exchanged therefor were held by such shareholder (provided that the shares of Tattersall Bond were held as a capital asset on the date of the Reorganization).

         Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, a shareholder of Tattersall Bond would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her Fund shares and the fair market value of Evergreen Core Bond shares he or she received. Shareholders of Tattersall Bond should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Since the foregoing discussion relates only to the federal income tax consequences of the Reorganization, shareholders of Tattersall Bond should also consult their tax advisers as to the state and local tax consequences, if any, of the Reorganization.

         Capital loss carryforwards of Tattersall Bond will be available to Evergreen Core Bond to offset capital gains recognized after the Reorganization, subject to limitations imposed by the Code. These limitations provide generally that the amount of loss carryforward which may be used in any year following the closing is an amount equal to the value of all of the outstanding stock of Tattersall Bond immediately prior to the Reorganization, multiplied by a long-term tax-exempt bond rate determined monthly by the Internal Revenue Service. The rate for April, 1999 was 4.78%. A capital loss carryforward may generally be used without any limit to offset gains recognized during the five year period beginning on the date of the Reorganization on sale of assets transferred by Tattersall Bond to Evergreen Core Bond pursuant to the Reorganization, to the extent of the excess of the value of any such asset on the Closing Date over its tax basis.

         It is not anticipated that the securities of Tattersall Bond will be sold in significant amounts in order to comply with the policies and investment practices of Evergreen Core Bond.

Pro-forma Capitalization

         The following table sets forth the capitalization of Evergreen Core Bond and Tattersall Bond as of September 30, 1998, and the capitalization of Evergreen Core Bond on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 1.0172414 and 1.0172414 for Institutional and Institutional Service shares, respectively, of Evergreen Core Bond issued for each Institutional and Service Group share, respectively, of Tattersall Bond.

             Capitalization of Tattersall Bond, Evergreen Core Bond
                       and Evergreen Core Bond (Pro Forma)



                                                                                             Evergreen Core
                                                                                             Bond (After
                                       Tattersall                Evergreen Core              Reorgani-
                                       Bond                      Bond                        zation)
                                       ----------                ---------                   ---------

Net Assets
  Institutional......................  $114,444,529              $125,069,522                $239,514,051
  Institutional
   Service............................ N/A                       $    285,979                $3,145,754
  Charitable  . . .                    N/A                       $471,420,929                $471,420,929
  Service Group . .                    $2,859,775                N/A                         N/A
                                       ----------                ------------                -------------
Total Net Assets                       $ 117,304,304             $596,776,430                $714,080,734

Net Asset Value Per
Share
  Institutional . .                    $11.21                    $11.02                      $11.02
  Institutional
   Service  . . . .                    N/A                       $11.02                      $11.02
  Charitable . . .                     N/A                       $11.02                      $11.02
  Service Group . .                    $11.21                    N/A                         N/A

Shares Outstanding
  Institutional . .                    10,211,169                11,345,900                  21,733,124
  Institutional
   Service  . . . .                    N/A                       25,943                      285,529
  Charitable . . .                     N/A                       42,765,453                  42,765,453
  Service Group . .                    255,186                   N/A                         N/A
                                       ----------                ------------                ------------
All Classes . . . .                    10,466,355                54,137,296                  64,784,106


         The table set forth above should not be relied upon to reflect the number of shares to be received in the Reorganization; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Reorganization.

Shareholder Information

         As of April 30, 1999 (the "Record Date"), the following number of each Class of shares of beneficial interest of Tattersall Bond was outstanding:


Class of Shares
---------------


Institutional .................................               10,166,013
Service Group .................................
                                                              254,501
                                                              ----------
All Classes....................................               10,420,514


         As of April 5, 1999, the officers and Trustees of Williamsburg Investment Trust beneficially owned as a group less than 1% of the outstanding shares of Tattersall Bond. To Williamsburg Investment Trust's knowledge, the following persons owned beneficially or of record more than 5% of Tattersall Bond's total outstanding shares as of March 31, 1999:


                                                                                  Percentage
                                                                                  of Shares of          Percentage of
                                                                                  Class Before          Shares of Class
                                                              No. of              Reorgani-             After Reorgani-
Name and Address                     Class                    Shares              zation                zation
----------------                     -----                    ------              ---------             ---------------


Halifax Regional                     Institutional            1,079,983           10.5747%              5.0550%
Hospital
Attn: Stewart Nelson
2204 Wilborn Avenue

South Boston, VA 24592


Portland Museum of Art               Institutional            546,788             5.3539%               2.5593%
Attn: Business Manager
Seven Congress Square

Portland, ME 04101



                                                       -35-






Rockingham Health                    Institutional            1,546,893           15.1465%              7.2404%
Care, Inc.
Attn: Susan Holsinger

235 Cantrell Ave.
Harrisonburg, VA 22801


Rockingham Memorial                  Institutional            935,456             9.1595%               4.3785%
Hospital
Retirement Plan
Attn: Susan Holsinger

235 Cantrell Ave.
Harrisonburg, VA 22801


Calvert Memorial                     Institutional            878,638             8.6032%               4.1126%
Hospital
Attn: Janice Hubbard
V.P. - of Finance
100 Hospital Road

Prince Frederick, MD
20678


Virginia International               Institutional            900,586             8.8181%               4.2153%
Terminals Inc. Pension
Plan

P.O. Box 1387
Norfolk, VA 23501


The Virginia United                  Service Group            202,228             80.0166%              72.0469%
Methodist Conference
Church Fixed Income

Acct.
P.O. Box 11367
Richmond, VA 23230-
1367


The Virginia United                  Service Group            50,504              19.9833%              17.9929%
Methodist Conference
Agencies & Affiliated
Organizations

P.O. Box 11367
Richmond, VA 23230-
1367



                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

         The following discussion is based upon and qualified in its entirety by
the  descriptions  of  the  respective  investment   objectives,   policies  and
restrictions set forth in the respective

Prospectuses and Statement of Additional Information of the Funds. The investment objective, policies and restrictions of Evergreen Core Bond can be found in the Prospectus of Evergreen Core Bond under the caption "Fund Summaries." The investment objective, policies and restrictions of Tattersall Bond can be found in the respective Prospectuses of the Fund under the caption "Investment Objectives, Investment Policies and Risk Considerations." The investment objective of each Fund is non- fundamental and can be changed by the Board of Trustees without shareholder approval.

         Evergreen Core Bond. The investment objective of Evergreen Core Bond is to maximize total return through a combination of current income and capital appreciation. Under the Fund's current investment policies, the Fund normally invests at least 65% of its assets in investment grade debt securities, including debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. In addition, the Fund may invest in foreign securities and mortgage and asset-backed securities. The Fund maintains a bias toward corporate and mortgage-backed securities in order to capture higher levels of income. Under its existing policies, while the Fund does not intend to invest a significant portion of its assets in below investment grade securities ("junk bonds"), up to 35% of the Fund's total assets may be invested in these securities. The Fund currently expects to maintain a dollar-weighted average maturity of seven to ten years and limit portfolio duration to a three year minimum and a six year maximum. Investment grade means the security is rated in one of the highest four rating categories by a nationally recognized statistical rating organization.

         The Fund may invest in derivative instruments including options and futures in order to hedge its portfolio against changes in interest rates and to adjust the portfolio's duration. In addition, to the extent the Fund invests in foreign securities, the Fund may engage in foreign currency transactions including foreign currency exchange contracts and the purchase and sale of options on foreign currencies. There can be no assurance that these techniques will be successful and the Fund may incur losses.

         Upon completion of the Reorganization, it is anticipated that Evergreen Core Bond's investment policies will be changed to the investment policies employed by TAG in managing Tattersall Bond.

         Tattersall Bond. The investment objective of Tattersall Bond is to maximize total return, consisting of current income and capital appreciation (realized and unrealized), through active management of a portfolio of investment grade fixed income securities. Tattersall Bond invests in (1) investment grade debt securities, (2) U.S. government securities, (3) mortgage pass-through certificates, (4) collateralized mortgage obligations, (5) mortgage-backed securities, and (6) asset-backed securities such as automobile loans and credit card receivables. Tattersall Bond does not invest in foreign securities, junk bonds or derivative instruments.

         The investment adviser's philosophy in the management of fixed income securities utilizes a disciplined balance between sector selection and moderate duration shifts to maximize total return. The investment adviser believes that for most fixed income securities "duration" provides a better measure of interest rate sensitivity than "maturity." Whereas maturity takes into account only the final principal payments to determine the risk of a particular bond, duration weights all potential cash flows (principal, interest and reinvestment income) on an expected present value basis, to determine the "effective life" of the security. The investment adviser intends to limit the portfolio duration of the Fund to a 2 year minimum and a 6 year maximum.


         As of December 31, 1998 the average weighted maturity of Evergreen Core Bond's portfolio and Tattersall Bond's portfolio was 8.7 years and 13.6 years, respectively. The duration of the Evergreen Core Bond's portfolio and Tattersall Bond's portfolio was 5.1 years and 4.6 years, respectively.

         Each Fund may also invest in money market securities for defensive and other investment purposes.

         The characteristics of each investment policy and the associated risks are described in each Fund's respective Prospectuses and Statement of Additional Information. The Funds have other investment policies and restrictions which are also set forth in the Prospectuses and Statement of Additional Information of each Fund.

                 COMPARATIVE INFORMATION ON SHAREHOLDERS' RIGHTS

Forms of Organization

         Evergreen Select Fixed Income Trust and Williamsburg Investment Trust are open-end management investment companies registered with the SEC under the 1940 Act, which continuously offer shares to the public. Evergreen Select Fixed Income Trust is organized as a Delaware business trust and is governed by its Declaration of Trust, By-Laws and a Board of Trustees. Williamsburg Investment Trust is organized as a Massachusetts business trust and is governed by its Agreement and Declaration of Trust, By-Laws and a Board of Trustees. Each entity is also governed by applicable Delaware or Massachusetts and federal law.
Evergreen Core Bond is a series of Evergreen Select Fixed Income Trust and Tattersall Bond is a series of Williamsburg Investment Trust.

Capitalization

         The beneficial interests in Evergreen Core Bond are represented by an unlimited number of transferable shares of beneficial interest, $.001 par value per share. The beneficial interests in Tattersall Bond are represented by an unlimited number of transferable shares of beneficial interest, no par value per share. Evergreen Select Fixed Income Trust's Agreement and Declaration of Trust and Williamsburg Investment Trust's Agreement and Declaration of Trust permit the respective Trustees to allocate shares into an unlimited number of series, and classes thereof, with rights determined by the respective Trustees, all without shareholder approval. Fractional shares may be issued by either Fund.
Each Fund's shares represent equal proportionate interests in the assets belonging to the Funds. Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the respective Trustees. Shareholders of each Fund vote separately, by class, as to matters, such as approval of or amendments to Rule 12b-1 distribution plans, that affect only their particular class and by Fund as to matters, such as approval of or amendments to investment advisory agreements or proposed reorganizations, that affect only their particular Fund.

Shareholder Liability

         Under Delaware law, shareholders of a Delaware business trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. No similar statutory or other authority limiting business trust shareholder liability exists in any other state. As a result, to the extent that Evergreen Select Fixed Income Trust or a shareholder is subject to the jurisdiction of courts in those states, it is possible that a court may not apply Delaware law, and may thereby subject shareholders of Evergreen Select Fixed Income Trust to liability. To guard against this risk, the Declaration of Trust of Evergreen Select Fixed Income Trust (a) provides that any written obligation of the Trust may contain a statement that such obligation may only be enforced against the assets of the Trust or the particular series in question and the obligation is not binding upon the shareholders of the Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder of Evergreen Select Fixed Income Trust incurring financial loss beyond that shareholder's investment because of shareholder liability is limited to circumstances in which: (i) the court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the Trust itself is unable to meet its obligations. In light of Delaware law, the nature of the Trust's business, and the nature of its assets, the risk of personal liability to a shareholder of Evergreen Select Fixed Income Trust is remote.

         Under Massachusetts law, shareholders of a business trust could, under certain circumstances, be held personally liable for the obligations of the business trust. However, the Agreement and Declaration of Trust under which Tattersall Bond was established disclaims shareholder liability for acts or obligations of the series and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of the series property for all losses and expenses of any shareholder held personally liable for the obligations of the series. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which a disclaimer is inoperative and the Fund or Williamsburg Investment Trust itself would be unable to meet its obligations. A substantial number of mutual funds in the United States are organized as Massachusetts business trusts.

Shareholder Meetings and Voting Rights

     Neither Evergreen Select Fixed Income Trust on behalf of Evergreen Core Bond nor Williamsburg Investment Trust on behalf of Tattersall Bond is required to hold annual meetings of shareholders. However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holders of at least 10% of the outstanding shares of Evergreen Select Fixed Income Trust or Williamsburg Investment Trust. In addition, each is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. Neither Evergreen Select Fixed Income Trust nor Williamsburg Investment Trust currently intends to hold regular shareholder meetings and neither entity permits cumulative voting. Except when a larger quorum is required by applicable law, with respect to Evergreen Core Bond, twenty-five percent (25%) of the outstanding shares entitled to vote, and with respect to Tattersall Bond, fifty percent of the outstanding shares entitled to vote constitutes a quorum for consideration of such matter. For Evergreen Core Bond, a majority of the votes cast and entitled to vote, and for Tattersall Bond, a majority of the outstanding shares, is sufficient to act on a matter (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act).

         Under the Declaration of Trust of Evergreen Select Fixed Income Trust, each share of Evergreen Core Bond will be entitled to one vote for each dollar of net asset value applicable to each share. Under the voting provisions governing Tattersall Bond, each share is entitled to one vote. Over time, the net asset values of the mutual funds which are each a series of Williamsburg Investment Trust have changed in relation to one another and are expected to continue to do so in the future. Because of the divergence in net asset values, a given dollar investment in a fund with a lower net asset value will purchase more shares, and under Tattersall Bond's voting provisions, have more votes, than the same investment in a fund with a higher net asset value. Under the Declaration of Trust of Evergreen Select Fixed Income Trust, voting power is related to the dollar value of the shareholders' investment rather than to the number of shares held.

Liquidation

         In the event of the liquidation of Evergreen Core Bond or Tattersall Bond, the shareholders are entitled to receive, when and as declared by the respective Trustees, the excess of the assets belonging to such Fund or attributable to the class over the liabilities belonging to the Fund or attributable to the class. In either case, the assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the number of shares of a class of the Fund held by them and recorded on the books of the Fund.

Liability and Indemnification of Trustees

         The Agreement and Declaration of Trust of Williamsburg Investment Trust provides that a Trustee shall be liable only for his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, and shall not be liable for errors of judgment or mistakes of fact or law. The Agreement and Declaration of Trust of Williamsburg Investment Trust also provides that present and former Trustees or officers are entitled to indemnification against liabilities and expenses with respect to claims related to their position with the Trust unless it has been determined that such Trustee or officer (i) did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. In the event of settlement, no such indemnification shall be provided unless approved by a majority of the independent Trustees or by an independent legal counsel in a written opinion. Approval by the independent Trustees of indemnification shall not prevent recovery of indemnification from such Trustee or officer if subsequently such person is adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust or to have been liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         Under the Declaration of Trust of Evergreen Select Fixed Income Trust, a Trustee is liable to the Trust and its shareholders only for such Trustee's own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee or the discharge of such Trustee's functions. As provided in the Declaration of Trust, each Trustee of the Trust is entitled to be indemnified against all liabilities against him or her, including the costs of litigation, unless it is determined that the Trustee (i) did not act in good faith in the reasonable belief that such Trustee's action was in or not opposed to the best interests of the Trust; (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of such Trustee's duties; and (iii) in a criminal proceeding, had reasonable cause to believe that such Trustee's conduct was unlawful (collectively, "disabling conduct"). A determination that the Trustee did not engage in disabling conduct and is, therefore, entitled to indemnification may be based upon the outcome of a court action or administrative proceeding or by (a) a vote of a majority of those Trustees who are neither "interested persons" within the meaning of the 1940 Act nor parties to the proceeding or (b) an independent legal counsel in a written opinion. The Trust may also advance money for such litigation expenses provided that the Trustee undertakes to repay the Trust if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

         The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust of Evergreen Select Fixed Income Trust, the Agreement and Declaration of Trust of Williamsburg Investment Trust, By-Laws, Delaware and Massachusetts law and is not a complete description of those documents or law. Shareholders should refer to the provisions of the Declaration of Trust, Agreement and Declaration of Trust, ByLaws, Delaware and Massachusetts law directly for more complete information.

              INFORMATION REGARDING THE INTERIM ADVISORY AGREEMENT

Introduction

         In view of the Merger discussed above, and the factors discussed below, the Board of Trustees of Williamsburg Investment Trust recommends that shareholders of Tattersall Bond approve the Interim Advisory Agreement. The Merger is scheduled become effective on June 4, 1999. The Interim Advisory Agreement will remain in effect from the effective date of the Merger until the earlier of the Closing Date for the Reorganization or two years from its effective date. The terms of the Interim Advisory Agreement are essentially the same as the Previous Advisory Agreement (as defined below). The only difference between the Previous Advisory Agreement and the Interim Advisory Agreement, if approved by shareholders, is the length of time each Agreement is in effect. A description of the Interim Advisory Agreement pursuant to which TAG continues as investment adviser to Tattersall Bond, as well as the services to be provided by TAG pursuant thereto, is set forth below under "Advisory Services." The description of the Interim Advisory Agreement in this Prospectus/Proxy Statement is qualified in its entirety by reference to the Interim Advisory Agreement, attached hereto as Exhibit B.

         TAG, a Virginia corporation, is currently controlled by Fred T. Tattersall. TAG's address is 6802 Paragon Place, Suite 200, Richmond, Virginia. TAG has served as investment adviser pursuant to an Investment Advisory
Agreement  dated  February 28, 1997.  As used herein,  the  Investment  Advisory
Agreement for Tattersall Bond is referred to as the "Previous Advisory Agreement." At a meeting of the Board of Trustees of Williamsburg Investment Trust held on March 30, 1999, the Trustees, including a majority of the Independent Trustees, approved the Interim Advisory Agreement for Tattersall Bond.

         The Trustees have authorized Williamsburg Investment Trust, on behalf of Tattersall Bond, to enter into the Interim Advisory Agreement with TAG. Such Agreement will become effective on June 4, 1999. If the Interim Advisory Agreement for Tattersall Bond is not approved by shareholders, the Trustees will consider appropriate actions to be taken with respect to Tattersall Bond's investment advisory arrangement at that time. The Previous Advisory Agreement was last approved by the Trustees, including a majority of the Independent Trustees, on February 1, 1999.

Comparison of the Interim Advisory Agreement and the Previous
Advisory Agreement

         Advisory Services. The management and advisory services to be provided by TAG under the Interim Advisory Agreement are identical to those currently provided by TAG under the Previous Advisory Agreement. Under the Previous Advisory Agreement and Interim Advisory Agreement, TAG manages the investment portfolio of Tattersall Bond, makes decisions about and places orders for all purchases and sales of the Fund's securities, and maintains certain records relating to these purchases and sales.

     Fees. The investment advisory fees for Tattersall Bond under the Previous Advisory Agreement and the Interim Advisory Agreement are identical. See "Summary - Investment Advisers."

         Payment of Expenses and Transaction Charges. Under the Previous Advisory Agreement, TAG was required to pay all expenses incurred by it in connection with its activities under the Agreement other than the cost of securities (including brokerage commissions, if any) purchased for the Fund.

         The Interim Advisory Agreement contains an identical provision.

         Limitation of Liability. The Previous Advisory Agreement provides that TAG was not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of TAG in the performance of its duties or from reckless disregard by it of its obligations and duties under the Agreement.

         The Interim Advisory Agreement contains an identical provision.

         Termination; Assignment. The Interim Advisory Agreement provides that it may be terminated without penalty by a vote of a majority of the outstanding voting securities of Tattersall Bond (as defined in the 1940 Act) or by a vote of a majority of Williamsburg Investment Trust's entire Board of Trustees on 60 days' written notice to TAG or by TAG on 60 days' written notice to Williamsburg Investment Trust. Also, the Interim Advisory Agreement will automatically terminate in the event of its assignment (as defined in the 1940 Act).

         The Previous Advisory Agreement contains an identical provision as to termination and assignment.

Information About Tattersall Bond's Investment Adviser

         TAG, a registered investment adviser, manages, in addition to the Fund, The Tattersall Short Term Bond Fund. TAG also provides investment advice to corporations, trusts, pension and profit sharing plans, other business and institutional accounts and individuals. The name and address of each executive officer and director of TAG, upon consummation of the Merger, is set forth in Appendix A to this Prospectus/Proxy Statement.

         During the fiscal years ended March 31, 1998, 1997 and 1996, TAG or its predecessor received from Tattersall Bond management fees of $326,338, $430,381 and $305,247, respectively, and voluntarily waived fees of $16,111, $0, and $0, respectively. TAG is currently waiving a portion of its management fee. See "Comparison of Fees and Expenses."

         The Board of Trustees considered the Interim Advisory Agreement as part of its overall approval of the Plan. The Board of Trustees considered, among other things, the factors set forth above in "Reasons for the Reorganization." The Board of Trustees also considered the fact that there were no material differences between the terms of the Interim Advisory Agreement and the terms of the Previous Advisory Agreement.

                  THE TRUSTEES OF WILLIAMSBURG INVESTMENT TRUST
               RECOMMEND THAT THE SHAREHOLDERS OF TATTERSALL BOND
                     APPROVE THE INTERIM ADVISORY AGREEMENT.


                             ADDITIONAL INFORMATION


         Evergreen Core Bond. Information concerning the operation and management of Evergreen Core Bond is incorporated herein by reference from the Prospectus dated February 1, 1999, a copy of which is enclosed, and Statement of Additional Information of the same date. A copy of such Statement of Additional Information is included in the Statement of Additional Information relating to this Prospectus/Proxy Statement , a copy of which is enclosed.

         Tattersall Bond. Information about the Fund is included in its current Prospectuses dated August 1, 1998, as revised December 31, 1998, and in the Statement of Additional Information dated August 1, 1998, as revised December 31, 1998, that have been filed with the SEC, all of which are incorporated herein by reference. Copies of the Prospectuses are available upon request and without charge by writing to Tattersall Bond at the address listed on the cover page of this Prospectus/Proxy Statement or by calling the Fund toll-free at 1-800-443-4249. The Statement of Additional Information is included in the Statement of Additional Information relating to this Prospectus/Proxy Statement, a copy of which is enclosed.


         Evergreen Core Bond and Tattersall Bond are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information including proxy material, and charter documents with the SEC. These items can be inspected and copies obtained at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's Regional
Offices located at Northwest Atrium Center, 500 West Madison Street, Chicago, Illinois 60661-2511 and Seven World Trade Center, Suite 1300, New York, New York 10048.

         The SEC maintains a Web site (http://www.sec.gov) that contains each Fund's Statement of Additional Information and other material incorporated by reference herein together with other information regarding Evergreen Core Bond and Tattersall Bond.

                                     VOTING INFORMATION CONCERNING THE MEETING

         This Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by the Trustees of Williamsburg Investment Trust to be used at the Special Meeting of Shareholders to be held at 10:00 a.m., May 28, 1999, at the offices of Countrywide Fund Services, Inc., 312 Walnut Street Cincinnati, Ohio 45201-4249, and at any adjournments thereof. This Prospectus/Proxy Statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of Tattersall Bond on or about May 14, 1999. Only shareholders of record as of the close of business on the Record Date will be entitled to notice of, and to vote at, the Meeting or any adjournment thereof. The holders of fifty percent of the outstanding shares at the close of business on the Record Date present in person or represented by proxy will constitute a quorum for the Meeting. If the enclosed form of proxy is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked proxies will be voted FOR the proposed Reorganization, FOR the Interim Advisory Agreement and FOR any other matters deemed appropriate. Proxies that reflect abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote or (ii) the broker or nominee does not have discretionary voting power on a particular matter) will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum, but will have the effect of being counted as votes against the Plan and the Interim Advisory Agreement which must be approved by a percentage of the shares present at the Meeting or a majority of the shares outstanding entitled to vote. A proxy may be revoked at any time on or before the Meeting by written notice to the Secretary of Williamsburg Investment Trust at the address set forth on the cover of this Prospectus/Proxy Statement. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Reorganization contemplated thereby and FOR approval of the Interim Advisory Agreement.

         Approval of the Plan will require the affirmative vote of a majority of the outstanding shares entitled to vote, with all classes voting together as a single class at the Meeting at which a quorum of the Fund's shares is present. Approval of the Interim Advisory Agreement will require the affirmative vote of
(i) 67% or more of holders of more than 50% of the outstanding voting securities present at the Meeting if holders of more than 50% of the outstanding voting securities are present in person or by proxy at the Meeting, or (ii) more than 50% of the outstanding voting securities, whichever is less, with all classes voting together as one class. Each full share outstanding is entitled to one vote and each fractional share outstanding is entitled to a proportionate share of one vote.

         Proxy solicitations will be made primarily by mail, but proxy solicitations may also be made by telephone or personal solicitations conducted by officers and employees of FUNB or TAG, their affiliates or other representatives of Tattersall Bond (who will not be paid for their soliciting activities).

         If you wish to participate in the Meeting, you may submit the proxy card included with this Prospectus/Proxy Statement, vote by fax or attend in person. Any proxy given by you is revocable.

         In the event that sufficient votes to approve the Reorganization are not received by May 28, 1999, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any such adjournment will require an affirmative vote by the holders of a majority of the shares present in person or by proxy and entitled to vote at the Meeting. The persons named as proxies will vote upon such adjournment after consideration of all circumstances which may bear upon a decision to adjourn the Meeting.

         A shareholder who objects to the proposed Reorganization will not be entitled under either Massachusetts law or the Agreement and Declaration of Trust of Williamsburg Investment Trust to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Reorganization as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Reorganization is consummated, shareholders will be free to redeem the shares of Evergreen Core Bond which they receive in the transaction at their then-current net asset value. Shares of Tattersall Bond may be redeemed at any time prior to the consummation of the Reorganization. Shareholders of Tattersall Bond may wish to consult their tax advisers as to any differing consequences of redeeming Fund shares prior to the Reorganization or exchanging such shares in the Reorganization.

         Tattersall Bond does not hold annual shareholder meetings. If the Reorganization is not approved, shareholders wishing to submit proposals for consideration for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of Williamsburg Investment Trust at the address set forth on the cover of this Prospectus/Proxy Statement such that they will be received by the Fund in a reasonable period of time prior to any such meeting.

         The votes of the shareholders of Evergreen Core Bond are not being solicited by this Prospectus/Proxy Statement and are not required to carry out the Reorganization.

         NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES. Please advise Tattersall Bond whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this Prospectus/Proxy Statement needed to supply copies to the beneficial owners of the respective shares.

                                         FINANCIAL STATEMENTS AND EXPERTS

         The Annual Report of Evergreen Core Bond as of September 30, 1998 and the financial highlights and financial statements for the periods indicated therein have been incorporated by reference herein and in the Registration Statement in reliance upon the report of PricewaterhouseCoopers LLP, independent certified public accountants, incorporated by reference herein and upon the authority of said firm as experts in accounting and auditing.

         The financial statements and financial highlights of Tattersall Bond incorporated in this Prospectus/Proxy Statement by reference from the Annual Report of Williamsburg Investment Trust for the year ended March 31, 1998 have been audited by Tait, Weller & Baker, independent auditors, as stated in their report, which is incorporated herein by reference and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

                                                   LEGAL MATTERS

         Certain legal matters concerning the issuance of shares of Evergreen Core Bond will be passed upon by Sullivan & Worcester LLP, Washington, D.C.

                                                  OTHER BUSINESS

                  The Trustees of Williamsburg Investment Trust do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

         THE TRUSTEES OF WILLIAMSBURG INVESTMENT TRUST RECOMMEND APPROVAL OF THE PLAN AND THE INTERIM ADVISORY AGREEMENT, AND ANY UNMARKED PROXIES WITHOUT INSTRUCTIONS TO THE CONTRARY WILL BE VOTED IN FAVOR OF APPROVAL OF THE PLAN AND THE INTERIM ADVISORY AGREEMENT.

May 10, 1999

                                                    APPENDIX A

         The name and addresses of the principal executive officers and directors of Tattersall Advisory Group, upon consummation of the Merger, will be as follows:

OFFICERS:


Name                                                       Address
----                                                       -------

Fred T. Tattersall                                         6802 Paragon Place
President, Secretary,                                      Suite 200
Treasurer                                                  Richmond, Virginia  23230

DIRECTORS:


Name                                                       Address
----                                                       -------
Fred T. Tattersall                                         6802 Paragon Place
                                                           Suite 200
                                                           Richmond, Virginia 23230
Donald McMullen                                            First Union National Bank
                                                           201 South College Street
                                                           Charlotte, North Carolina
                                                           28288-1195
Glen Insley                                                First Union National Bank
                                                           201 South College Street
                                                           Charlotte, North Carolina
                                                           28288-1195
Thomas Pindelski                                           First Union National Bank
                                                           201 South College Street
                                                           Charlotte, North Carolina
                                                           28288-1195
David Francis                                              First Union National Bank
                                                           201 South College Street
                                                           Charlotte, North Carolina
                                                           28288-1195


                                                                  EXHIBIT A

                           AGREEMENT AND PLAN OF REORGANIZATION


         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 30th day of April, 1999, by and between Evergreen Select Fixed Income Trust, a Delaware business trust, with its principal place of business at 200 Berkeley Street, Boston, Massachusetts 02116 (the "Trust"), with respect to its Evergreen Select Core Bond Fund series (the "Acquiring Fund"), and the
Williamsburg Investment Trust, a Massachusetts business trust, with its principal place of business at 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202 ("Williamsburg"), with respect to its The Tattersall Bond Fund series (the "Selling Fund").


         This Agreement is intended to be, and is adopted as, a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(C) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of (i) the transfer of all of the assets of the Selling Fund in exchange solely for Institutional Service and Institutional shares of beneficial interest, $.001 par value per share, of the Acquiring Fund (the "Acquiring Fund Shares"); (ii) the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund; and (iii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Selling Fund in liquidation of the Selling Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

         WHEREAS, the Selling Fund and the Acquiring Fund are each a separate investment series of an open-end, registered investment company of the management type and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

         WHEREAS, both Funds are authorized to issue their shares of beneficial interest;

         WHEREAS, the Trustees of the Trust have determined that the exchange of all of the assets of the Selling Fund for Acquiring Fund Shares and the assumption of the identified liabilities of the Selling Fund by the Acquiring Fund on the terms and conditions hereinafter set forth are in the best interests of the Acquiring Fund's shareholders;

     WHEREAS, based on the information furnished by Tattersall Advisory Group, Inc. and First Union National Bank, the Trustees of Williamsburg have determined that the Selling Fund should exchange all of its assets and the identified liabilities for Acquiring Fund Shares and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the transactions contemplated herein;

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                    ARTICLE I

             TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR
            THE ACQUIRING FUND SHARES AND ASSUMPTION OF SELLING FUND
                 LIABILITIES AND LIQUIDATION OF THE SELLING FUND

         1.1 THE EXCHANGE. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of the Selling Fund's assets as set forth in paragraph 1.2 to the Acquiring Fund. The Acquiring Fund agrees in exchange therefor (i) to deliver to the Selling Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, computed in the manner and as of the time and date set forth in paragraph 2.3; and (ii) to assume the identified liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place on the Closing Date provided for in paragraph 3.1.

         1.2 ASSETS TO BE ACQUIRED. The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, that is owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date.

         The Selling Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of Selling Fund's assets as of the date thereof. The Selling Fund hereby represents that as of the date of the execution of this Agreement there have been no material changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses.

         The Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the Selling Fund with a list of the securities, if any, on the Selling Fund's list referred to in the second sentence of this paragraph that do not conform to the Acquiring Fund's investment objectives, policies, and restrictions. The Selling Fund will, within a reasonable period of time prior to the Closing Date, furnish the Acquiring Fund with a list of its portfolio securities and other investments. In the event that the Selling Fund holds any investments that the Acquiring Fund may not hold, the Selling Fund, if requested by the Acquiring Fund, will dispose of such securities prior to the Closing Date. In addition, if it is determined that the Selling Fund and the Acquiring Fund portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Selling Fund if requested by the Acquiring Fund will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require the Selling Fund to dispose of any investments or securities if, in the reasonable judgment of the Selling Fund, such disposition would adversely affect the tax-free nature of the Reorganization or would violate the Selling Fund's fiduciary duty to its shareholders.

         1.3 LIABILITIES TO BE ASSUMED. The Selling Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume only those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of the Selling Fund prepared on behalf of the Selling Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only those liabilities of the Selling Fund reflected in such Statement of Assets and Liabilities and shall not assume any other liabilities, whether absolute or contingent, known or unknown, accrued or unaccrued, all of which shall remain the obligation of the Selling Fund.

         1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), (a) the Selling Fund will liquidate and distribute pro rata to the Selling Fund's shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to terminate as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Selling Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

         1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Prospectus and Proxy Statement to be distributed to shareholders of the Selling Fund as described in paragraph 5.7.

         1.6 TRANSFER TAXES. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

         1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund is and shall remain the responsibility of the Selling Fund up to and including the Closing Date and such later date on which the Selling Fund is terminated.

         1.8  TERMINATION.   The  Selling  Fund  shall  be  terminated  promptly
following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

                                                    ARTICLE II

                                                     VALUATION

         2.1 VALUATION OF ASSETS. The value of the Selling Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day next preceding the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectuses and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

         2.2 VALUATION OF SHARES. The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectuses and statement of additional information.

         2.3 SHARES TO BE ISSUED. The number of the Acquiring Fund Shares of each class to be issued (including fractional shares, if any) in exchange for the Selling Fund's assets shall be determined by multiplying the shares outstanding of each class of the Selling Fund by the ratio computed by dividing the net asset value per share of the Selling Fund attributable to each of its classes by the net asset value per share of the respective classes of the Acquiring Fund determined in accordance with paragraph 2.2. Holders of Service Group shares of the Selling Fund will receive Institutional Service shares of the Acquiring Fund and holders of Institutional shares of the Selling Fund will receive Institutional shares of the Acquiring Fund. No sales charge shall be imposed in connection with the Acquiring Fund Shares issued pursuant to the terms of this Agreement.

         2.4 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank and Trust Company in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund.

                                                    ARTICLE III

                                             CLOSING AND CLOSING DATE

         3.1 CLOSING DATE. The Closing (the "Closing") shall take place on or about June 7, 1999 or such other date as the parties may agree to in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided. The Closing shall be held as of 9:00 a.m. at the offices of the Evergreen Funds, 200 Berkeley Street, Boston, MA 02116, or at such other time and/or place as the parties may agree.

     3.2 CUSTODIAN'S CERTIFICATE. FirstStar Bank, N.A., as custodian for the Selling Fund (the "Custodian"), shall deliver at the Closing a certificate of an authorized officer stating that (a) the Selling Fund's portfolio securities, cash, and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment have been made, in conjunction with the delivery of portfolio securities by the Selling Fund.

         3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Selling Fund shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Closing Date shall be postponed until the second business day after the day when trading shall have been fully resumed and reporting shall have been restored.

         3.4 TRANSFER AGENT'S CERTIFICATE. Countrywide Fund Services, Inc., as transfer agent for the Selling Fund as of the Closing Date, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver, or cause Evergreen Service Company, its transfer agent, to issue and deliver, a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of Williamsburg or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.

                                                    ARTICLE IV

                                          REPRESENTATIONS AND WARRANTIES

         4.1 REPRESENTATIONS OF THE SELLING FUND. The Selling Fund represents and warrants to the Acquiring Fund as follows:

                  (a) The Selling Fund is a separate investment series of a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts.

                  (b) The Selling Fund is a separate investment series of a Massachusetts business trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect.

                  (c) The current prospectuses and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of any provision of Williamsburg's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

                  (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged or reflected in the Statement of Assets and Liabilities as provided in paragraph 1.3 hereof.

                  (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

                  (g) The financial statements of the Selling Fund at September 30, 1998 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no known contingent liabilities of the Selling Fund as of such date not disclosed therein.

                  (h) Since September 30, 1998 there has not been any material adverse change in the Selling Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

                  (i) All federal and other tax returns and reports of the Selling Fund required by law to have been filed by such dates have been filed, and all federal and other taxes shown due on said returns and reports have been paid, or provision have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (j) For each fiscal year of its operation, the Selling Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

                  (k) All issued and outstanding shares of the Selling Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.4. The Selling Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, nor is there outstanding any security convertible into any of the Selling Fund shares.

                  (l) The Selling Fund has good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

                  (m) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund and, subject to approval by the Selling Fund's shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (n) The information furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

                  (o) The Prospectus and Proxy Statement of the Selling Fund included in the Registration Statement (as defined in paragraph 5.7)(other than information therein that relates to the Acquiring Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

         4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to the Selling Fund as follows:

                  (a) The Acquiring Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware.

                  (b) The Acquiring Fund is a separate investment series of a Delaware business trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) The current prospectuses and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

                  (e) Except as otherwise disclosed in writing to the Selling Fund and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

                  (f) The financial statements of the Acquiring Fund at September 30, 1998 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Selling Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

                  (g) Since September 30, 1998, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Selling Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

                  (h) All federal and other tax returns and reports of the Acquiring Fund required by law then to be filed by such dates have been filed, and all federal and other taxes shown due on said returns and reports have been paid or provision have been made for the payment thereof. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (i) All issued and outstanding Acquiring Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

                  (j) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the
Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (k) The Acquiring Fund Shares to be issued and delivered to the Selling Fund, for the account of the Selling Fund Shareholders, pursuant to the terms of this Agreement, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

                  (l) The information furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations applicable thereto.

                  (m) The Prospectus and Proxy Statement (as defined in paragraph 5.7) included in the Registration Statement (only insofar as it relates to the Acquiring Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

                  (n) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

                                    ARTICLE V

              COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND

         5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Selling Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

         5.2 APPROVAL OF SHAREHOLDERS. Williamsburg will call a meeting of the Selling Fund's shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

         5.3 INVESTMENT REPRESENTATION. The Selling Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

         5.4 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund shares.

         5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

         5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Selling Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by PricewaterhouseCoopers LLP and certified by Williamsburg's President and Treasurer.

     5.7 PREPARATION OF FORM N-14 REGISTRATION STATEMENT. The Selling Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which will include the proxy statement, referred to in paragraph 4.1(o) (the "Prospectus and Proxy Statement"), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act in connection with the meeting of the Selling Fund's shareholders to consider approval of this Agreement and the transactions contemplated herein.


         5.8 CAPITAL LOSS CARRYFORWARDS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquiring Fund and the Selling Fund shall cause PricewaterhouseCoopers LLP to issue a letter addressed to the Acquiring Fund and the Selling Fund, in form and substance satisfactory to the Funds, setting forth the federal income tax implications relating to capital loss carryforwards (if any) of the Selling Fund .


                                   ARTICLE VI

             CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

         The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

         6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to the Selling Fund a certificate executed in its name by the Trust's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

         6.2 The Selling Fund shall have received on the Closing Date an opinion from Sullivan & Worcester LLP, counsel to the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points:

                  (a) The Acquiring Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Acquiring Fund is a separate investment series of a Delaware business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed, and delivered by the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Selling Fund, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights in respect thereof.

                  (e) The Registration Statement has been declared effective by the Commission and, to such counsel's knowledge, no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the

1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                  (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Trust's Declaration of Trust or By-Laws or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Acquiring Fund is a party or by which it or any of its properties may be bound or result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree, known to such counsel, to which the Acquiring Fund is a party or by which it is bound.

                  (g) Only insofar as they relate to the Acquiring Fund, the descriptions in the Prospectus and Proxy Statement of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

                  (h) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Acquiring Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

                  (i) To  the  knowledge  of  such  counsel,  no  litigation  or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund or any of its properties or assets and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business, other than as previously disclosed in the Registration Statement.

         Such counsel shall also state that they have participated in conferences with officers and other representatives of the Acquiring Fund at which the contents of the Prospectus and Proxy Statement and related matters were discussed and, although they are not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Prospectus and Proxy Statement (except to the extent indicated in paragraph (g) of their above opinion), on the basis of the foregoing (relying as to materiality to a large extent upon the opinions of the Trust's officers and other representatives of the Acquiring Fund), no facts have come to their attention that lead them to believe that the Prospectus and Proxy Statement as of its date, as of the date of the meeting of the Selling Fund's shareholders, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein regarding the Acquiring Fund or necessary, in the light of the circumstances under which they were made, to make the statements therein regarding the Acquiring Fund not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or any financial or statistical data, or as to the information relating to the Selling Fund, contained in the Prospectus and Proxy Statement or the Registration Statement, and that such opinion is solely for the benefit of Williamsburg and the Selling Fund. Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

         In this paragraph 6.2, references to the Prospectus and Proxy Statement include and relate to only the text of such Prospectus and Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

         6.3 The merger of Tattersall Advisory Group, Inc. and a subsidiary of First Union National Bank shall be completed prior to the Closing Date.

                                   ARTICLE VII

            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

         The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         7.1 All representations, covenants, and warranties of the Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by Williamsburg's President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

         7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the Selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Valuation Date, certified by the Treasurer of Williamsburg.


         7.3 The Acquiring Fund shall have received on the Closing Date an opinion of Tina P. Hosking, Esq., Associate General counsel of Countrywide Fund Services, Inc., the administrator of the Selling Fund, in a form satisfactory to the

Acquiring Fund covering the following points:

                  (a) The Selling Fund is a separate investment series of a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Selling Fund is a separate investment series of a Massachusetts business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed and delivered by the Selling Fund and, assuming due authorization, execution, and delivery of this Agreement by the Acquiring Fund, is a valid and binding obligation of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for consummation by the Selling Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                  (e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of Williamsburg's Declaration of Trust or By-laws, or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Selling Fund is a party or by which it or any of its properties may be bound or result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree, known to such counsel, to which the Selling Fund is a party or by which it is bound.

                  (f) Only insofar as they relate to the Selling Fund, the descriptions in the Prospectus and Proxy Statement of statutes, legal and government proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

                  (g) Such counsel does not know of any legal or governmental proceedings, insofar as they relate to the Selling Fund, existing on or before the date of mailing of the Prospectus and Proxy Statement and the Closing Date, required to be described in the Prospectus and Proxy Statement or to be filed as an exhibit to the Registration Statement which are not described or filed as required.

                  (h) To  the  knowledge  of  such  counsel,  no  litigation  or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Selling Fund or any of its respective properties or assets and the Selling Fund is neither a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Prospectus and Proxy Statement.

                  (i) Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Selling Fund's registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Selling Fund are legally issued and fully paid and non-assessable.


         Such counsel shall also state that she has participated in conferences with officers and other representatives of the Selling Fund at which the contents of the Prospectus and Proxy Statement and related matters were discussed and, although she is not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Prospectus and Proxy Statement (except to the extent indicated in paragraph (f) of her above opinion), on the basis of the foregoing (relying as to materiality to a large extent upon the opinions of Williamsburg's officers and other representatives of the Selling Fund), no facts have come to her attention that lead her to believe that the Prospectus and Proxy Statement as of its date, as of the date of the meeting of the Selling Fund's shareholders, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein regarding the Selling Fund or necessary, in the light of the circumstances under which they were made, to make the statements therein regarding the Selling Fund not misleading. Such opinion may state that Tina D. Hosking, Esq. does not express any opinion or belief as to the financial statements or any financial or statistical data, or as to the information relating to the Acquiring Fund, contained in the Prospectus and Proxy Statement or Registration Statement, and that such opinion is solely for the benefit of the Trust and the Acquiring Fund.

         Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Tina Hosking, Esq. appropriate to render the opinions expressed therein, and shall indicate, with respect to matters of Massachusetts law that as Tina Hosking, Esq. is not admitted to the bar of Massachusetts, such opinions are based either upon the review of published statutes, cases and rules and regulations of the Commonwealth of Massachusetts or upon an opinion of Massachusetts counsel.


         In this paragraph 7.3, references to the Prospectus and Proxy Statement include and relate to only the text of such Prospectus and Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

         7.4 The merger of Tattersall Advisory Group, Inc. and a subsidiary of First Union National Bank shall be completed prior to the Closing Date.

                                  ARTICLE VIII

          FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING
                            FUND AND THE SELLING FUND

         If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Selling Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this
Agreement:

         8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with the provisions of Williamsburg's Declaration of Trust and By-Laws and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.1.

         8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

         8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that either party hereto may waive any of such conditions as they relate to the other party.

         8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

         8.5 The Selling Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Selling Fund's shareholders all of the Selling Fund's net investment company taxable income for all taxable periods ending on or prior to the

Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in all taxable periods ending on or prior to the Closing Date (after reduction for any capital loss carryforward).

         8.6 The  parties  shall have  received a  favorable  opinion of Piper &
Marbury   L.L.P.   addressed  to  the  Acquiring   Fund  and  the  Selling  Fund
substantially to the effect that for federal income tax purposes:

                  (a) The transfer of all of the Selling Fund assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund followed by the distribution of the Acquiring Fund Shares to the Selling Fund in termination and liquidation of the Selling Fund will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) of the Code and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

                  (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund.

                  (c) No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Selling Fund Shareholders in exchange for their shares of the Selling Fund.

                  (d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares for the Acquiring Fund Shares in liquidation of the Selling Fund.

                  (e) The aggregate tax basis for the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares to be received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder (provided the Selling Fund shares were held as capital assets on the date of the Reorganization).

                  (f) The tax basis of the Selling Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the Reorganization, and the holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

         Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.6.

         8.7 The Acquiring Fund shall have received from PricewaterhouseCoopers LLP a letter addressed to the Acquiring Fund, in form and substance satisfactory to the Acquiring Fund, to the effect that:

                  (a) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards) consisting of a reading of any unaudited pro forma financial statements included in the Registration Statement and Prospectus and Proxy Statement, and inquiries of appropriate officials of Williamsburg responsible for financial and accounting matters, nothing came to their attention that caused them to believe that such unaudited pro forma financial statements do not comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder;

                  (b) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus and Proxy Statement has been obtained from and is consistent with the accounting records of the Selling Fund;


                  (c) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the pro forma financial statements that are included in the Registration Statement and Prospectus and Proxy Statement agree to the underlying accounting records of the Acquiring Fund and

Selling Fund or with written estimates provided by officers of the Evergreen Funds who have responsibility for financial and reporting matters, and were found to be mathematically correct; and


                  (d) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the projected expense ratios appearing in the Registration Statement and Prospectus and Proxy Statement agree with underlying accounting records of the Selling Fund or with written estimates by the Selling Fund's management and were found to be mathematically correct.


         In addition, unless waived by the Acquiring Fund, the Acquiring Fund shall have received from PricewaterhouseCoopers LLP a letter addressed to the Acquiring Fund dated on the Closing Date, in form and substance satisfactory to the Acquiring Fund, to the effect, that on the basis of limited procedures agreed upon by the Acquiring Fund (but not an examination in accordance with generally accepted auditing standards), the net asset value per share of the Selling Fund as of the Valuation Date was computed and the valuation of the portfolio was consistent with the valuation policy of the Acquiring Fund.

         8.8 The Selling Fund shall have received from PricewaterhouseCoopers LLP a letter addressed to the Selling Fund, in form and substance satisfactory to the Selling Fund, indicating that:


                  (a) they are independent certified public accountants with respect to the Acquiring Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;


                  (b) they had performed limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards) which consisted of a reading of any unaudited pro forma financial statements included in the Registration Statement and Prospectus and Proxy Statement, and making inquiries of appropriate officials of the Trust responsible for financial and accounting matters whether such unaudited pro forma financial statements comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder;


                  (c) on the basis of limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus and Proxy Statement has been obtained from and is consistent with the accounting records of the Acquiring Fund; and

                  (d) on the basis of limited procedures agreed upon by the Selling Fund (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the projected expense ratios appearing in the Registration Statement and Prospectus and Proxy Statement agree with written estimates by each Fund's management and were found to be mathematically correct.

                                                    ARTICLE IX

                                                     EXPENSES

         9.1 Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by the Selling Fund and the Acquiring Fund will be borne by First Union National Bank. Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Selling Fund Shareholders are resident as of the date of the mailing of the Prospectus and Proxy Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees; (g) legal fees; and (h) solicitation costs of the transaction. Notwithstanding the foregoing, the Acquiring Fund shall pay its own federal and state registration fees.

                                                     ARTICLE X

                                     ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1 The Acquiring Fund and the Selling Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

         10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

                                                    ARTICLE XI

                                                    TERMINATION

         11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Selling Fund. In addition, either the Acquiring Fund or the Selling Fund may at its option terminate this Agreement at or prior to the Closing Date because:

                  (a) of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or

                  (b) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

         11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Selling Fund, the Trust, Williamsburg, their respective Trustees or officers, to the other party or its Trustees or officers.

                                                    ARTICLE XII

                                                    AMENDMENTS

         12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Selling Fund and the Acquiring Fund; provided, however, that following the meeting of the Selling Fund's shareholders called by the Selling Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions of this Agreement to the material detriment of such shareholders without their further approval.

                                  ARTICLE XIII

               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                             LIMITATION OF LIABILITY

         13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof.

         13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         13.5 It is expressly agreed that the obligations of the Acquiring Fund and the Selling Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust or of Williamsburg personally, but shall bind only the trust property of the Acquiring Fund and of the Selling Fund, as provided in the Declaration of Trust of the Trust and the Declaration of Trust of Williamsburg. The execution and delivery of this Agreement have been authorized by the Trustees of the Trust on behalf of the Acquiring Fund and the Trustees of Williamsburg on behalf of the Selling Fund and signed by authorized officers of the Trust and Williamsburg, acting as such, and neither such authorization by such Trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Acquiring Fund and of the Selling Fund as provided in the Declaration of Trust of the Trust and the Declaration of Trust of Williamsburg.

         IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.



                                  EVERGREEN SELECT FIXED INCOME
                                  TRUST ON BEHALF OF EVERGREEN
                                  SELECT CORE BOND FUND
                                  By:


                                  Name:/s/Michael H. Koonce

                                  Title: Secretary




                                  WILLIAMSBURG INVESTMENT TRUST
                                  ON BEHALF OF THE TATTERSALL
                                  BOND FUND
                                  By:


                                  Name:/s/John T. Bruce

                                  Title: Chairman

                                                                  EXHIBIT B

                    INTERIM INVESTMENT ADVISORY AGREEMENT

THIS AGREEMENT, entered into as of __________________, 1999, by and between WILLIAMSBURG INVESTMENT TRUST, a Massachusetts business trust (the "Trust"), on behalf of THE TATTERSALL BOND FUND, and TATTERSALL ADVISORY GROUP, INC., a Virginia corporation (the "Adviser"), registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

WHEREAS, the Trust is registered as a no-load, open-end management investment company of the series type under the Investment Company Act of 1940, as amended (the "1940 Act"); and

WHEREAS, the Trust desires to retain the Adviser to furnish investment advisory and administrative services to The Tattersall Bond Fund series of the Trust, and the Adviser is willing to so furnish such services;

NOW THEREFORE, in consideration of the promises and mutual covenants herein contained, it is agreed between the parties hereto as follows:

1.            Appointment.  The Trust hereby appoints the Adviser to
              -----------
              act as investment adviser to The Tattersall Bond Fund series of the Trust (the "Fund") for the period and on the terms set forth in this Agreement. The Adviser accepts such appointment and agrees to furnish the services herein set forth, for the compensation herein provided.

2.            Delivery of Documents.  The Trust has furnished the
              Adviser with copies properly certified or authenticated of each of the following:

              (a) The  Trust's   Declaration   of  Trust,   as  filed  with  the
                  Commonwealth of Massachusetts (such Declaration, as presently in effect and as it shall from time to time be amended, is herein called the "Declaration");
              (b) The Trust's Bylaws (such Bylaws, as presently in effect and as they shall from time to time be amended, are herein called the "Bylaws");
              (c) Resolutions of the Trust's Board of Trustees  authorizing  the appointment of the Adviser and approving this Agreement;
              (d) The Trust's Registration Statement on Form N-1A under the 1940
                  Act and under the Securities Act of 1933 as amended, relating to shares of beneficial interest of the Trust (herein called the "Shares") as filed with the Securities and Exchange Commission ("SEC") and all amendments thereto;

              (e) The Fund's Prospectus (such Prospectus, as presently in effect and all amendments and supplements thereto are herein called the "Prospectus").

              The Trust will furnish the Adviser from time to time with copies, properly certified or authenticated, of all amendments of or supplements to the foregoing at the same time as such documents are required to be filed with the SEC.

3. Management. Subject to the supervision of the Trust's Board of Trustees, the Adviser will provide a continuous investment program for the Fund, including investment research and management with respect to all securities, investments, cash and cash equivalents of the Fund. The Adviser will determine from time to time what securities and other investments will be purchased, retained or sold by the Fund. The Adviser will provide the services under this Agreement in accordance with the Fund's investment objectives, policies and restrictions as stated in its Prospectus. The Adviser further agrees that it:

              (a) Will  conform  its  activities  to all  applicable  Rules  and
                  Regulations of the SEC and will, in addition, conduct its activities under this Agreement in accordance with regulations of any other Federal and State agencies which may now or in the future have jurisdiction over its activities under this Agreement;
              (b) Will place orders  pursuant to its  investment  determinations for the Fund either directly with the issuer or with any broker or dealer. In placing orders with brokers or dealers, the Adviser will attempt to obtain the best net price and the most favorable execution of its orders. Consistent with this obligation, when the Adviser believes two or more brokers or dealers are comparable in price and execution, the Adviser may prefer brokers and dealers who provide the Fund with research advice and other valuable services;
              (c) Will provide certain executive  personnel for the Trust as may be mutually agreed upon from time to time with the Board of Trustees, the salaries and expenses of such personnel to be borne by the Adviser unless otherwise mutually agreed upon; and
              (d) Will provide,  at its own cost,  all office space,  facilities and equipment necessary for the conduct of its advisory activities on behalf of the Trust.

4. Services Not Exclusive. The advisory services furnished by the Adviser hereunder are not to be deemed exclusive, and the Adviser shall be free to furnish similar services to others so long as its services under this Agreement are not impaired.

5.            Books and Records.  In compliance with the requirements
              -----------------
              of Rule 31a-3 under the 1940 Act, the Adviser hereby agrees that all records which it maintains for the benefit of the Trust are the property of the Trust and further agrees to surrender promptly to the Trust any of such records upon the Trust's request. The Adviser further agrees to preserve for the periods prescribed by Rule 31a-2 under the 1940 Act the records required to be maintained by it pursuant to Rule 31a-1 under the 1940 Act that are not maintained by others on behalf of the Trust.

6.            Expenses.  During the term of this Agreement, the Adviser
              --------
              will pay all expenses incurred by it in connection with its investment advisory services pertaining to the Fund. In the event that there is no distribution plan under Rule 12b-1 of the 1940 Act in effect for the Fund, the Adviser will pay the entire cost of the promotion and sale of Fund shares.

              Notwithstanding the foregoing, the Fund shall pay the expenses and costs of the following:

              (a) Taxes, interest charges and extraordinary
                  expenses;
              (b) Brokerage  fees  and  commissions  with  regard  to  portfolio transactions of the Fund;
              (c) Fees and  expenses of the  custodian  of the Fund's  portfolio securities;
              (d) Fees and  expenses  of the Fund's  administration  agent,  the
                  Fund's transfer and shareholder servicing agent and the Fund's accounting agent or, if the Trust performs any such services without an agent, the costs of the same;
              (e) Auditing and legal expenses;
              (f) Cost  of  maintenance  of the  Trust's  existence  as a  legal entity;
              (g) Compensation of Trustees who are not interested persons of the
                  Adviser as that term is defined by law;
              (h) Costs of Trust meetings;
              (i) Federal  and  State  registration  or  qualification  fees and expenses;
              (j) Costs of setting in type,  printing and mailing  Prospectuses, reports and notices to existing shareholders; and
              (k) The  investment  advisory  fee  payable  to  the  Adviser,  as provided in paragraph 7 herein.

7.            Compensation.  For the services provided and the expenses
              ------------
              assumed by the Adviser pursuant to this Agreement, the Fund will pay the Adviser and the Adviser will accept as full compensation an investment advisory fee, based upon the daily average net assets of the Fund, computed at the end of each month and payable within five (5) business days thereafter, at the annual rate of 0.375%.

8.(a)         Limitation of Liability.  The Adviser shall not be liable
              -----------------------
              for any error of judgment, mistake of law or for any other loss whatsoever suffered by the Trust in connection with the performance of this Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from wilful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement.

8.(b)         Indemnification of Adviser.  Subject to the limitations
              --------------------------
              set forth in this Subsection 8(b), the Trust shall
              indemnify, defend and hold harmless (from the assets of
              the Fund or Funds to which the conduct in question
              relates) the Adviser against all loss, damage and
              liability, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by the Adviser in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal,
              before any court or administrative or legislative body,
              related to or resulting from this Agreement or the
              performance of services hereunder, except with respect to
              any matter as to which it has been determined that the
              loss, damage or liability is a direct result of (i) a
              breach of fiduciary duty with respect to the receipt of compensation for services; or (ii) willful misfeasance, bad faith or gross negligence on the part of the Adviser
              in the performance of its duties or from reckless
              disregard by it of its duties under this Agreement
              (either and both of the conduct described in clauses (i)
              and (ii) above being referred to hereinafter as
              "Disabling Conduct").  A determination that the Adviser
               -----------------
              is entitled to indemnification may be made by (i) a final
              decision on the merits by a court or other body before
              whom the proceeding was brought that the Adviser was not
              liable by reason of Disabling Conduct, (ii) dismissal of
              a court action or an administrative proceeding against
              the Adviser for insufficiency of evidence of Disabling
              Conduct, or (iii) a reasonable determination, based upon
              a review of the facts, that the Adviser was not liable by
              reason of Disabling Conduct by (a) vote of a majority of
              a quorum of Trustees who are neither "interested persons" of the Trust as the quoted phrase is defined in Section 2(a)(19) of the 1940 Act nor parties to the action, suit or other proceeding on the same or similar grounds that is then or has been pending or threatened (such quorum of Trustees being referred to hereinafter as the "Independent Trustees"), or (b) an independent legal counsel in a written opinion. Expenses, including accountants' and counsel fees so incurred by the Adviser (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Fund or Funds to which the conduct in question related in advance of the final disposition of any such action, suit or proceeding; provided, that the Adviser shall have undertaken to repay the amounts so paid if it is ultimately determined that indemnification of such expenses is not authorized under this Subsection 8(b) and if (i) the Adviser shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of the Independent Trustees, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to
              believe   that  the  Adviser   ultimately   will  be  entitled  to
              indemnification hereunder.

                  As to any matter  disposed of by a  compromise  payment by the
              Adviser referred to in this Subsection 8(b), pursuant to a consent decree or otherwise, no such indemnification either for said payment or for any other expenses shall be provided unless such indemnification shall be approved (i) by a majority of the Independent Trustees or (ii) by an independent legal counsel in a written opinion. Approval by the Independent Trustees pursuant to clause (i) shall not prevent the recovery from the Adviser of any amount paid to the Adviser in accordance with either of such clauses as indemnification of the Adviser is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that the Adviser's action was in or not opposed to the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in its conduct under the Agreement.

                  The right of indemnification  provided by this Subsection 8(b)
              shall not be exclusive of or affect any of the rights to indemnification to which the Adviser may be entitled. Nothing contained in this Subsection 8(b) shall affect any rights to indemnification to which

              Trustees, officers or other personnel of the Trust, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

                  The Board of  Trustees of the Trust shall take all such action as may be necessary and appropriate to authorize the Trust hereunder to pay the indemnification required by this Subsection 8(b) including, without limitation, to the extent needed, to determine whether the Adviser is entitled to indemnification hereunder and the reasonable amount of any indemnity due it hereunder, or employ independent legal counsel for that purpose.

8.(c) The provisions contained in Section 8 shall survive the expiration or other termination of this Agreement, shall be deemed to include and protect the Adviser and its directors, officers, employees and agents and shall inure to the benefit of its/their respective successors, assigns and personal representatives.

9.            Duration and Termination.  This Agreement shall be
              ------------------------
              effective on the date hereof and, unless sooner terminated as provided herein, shall continue in effect for two years or until such time as the reorganization and acquisition of the Tattersall Bond Fund by Evergreen Select Core Bond Fund is complete, which ever is sooner. Thereafter, this Agreement shall be renewable for successive periods of one year each, provided such
                                                   --------
              continuance is specifically approved annually:

              (a) By a vote of the  majority  of those  members  of the Board of
                  Trustees who are not parties to this Agreement or interested persons of any such party (as that term is defined in the 1940
                  Act), cast in person at a meeting called for the purpose of voting on such approval; and

              (b) By vote of  either  the Board or a  majority  (as that term is defined in the 1940 Act) of the outstanding voting securities of the Fund.

              Notwithstanding the foregoing, this Agreement may be terminated by the Fund or by the Adviser at any time on sixty (60) days' written notice, without the payment of any penalty, provided that termination by the Fund must be authorized either by vote of the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund. This Agreement will automatically terminate in the event of its assignment (as that term is defined in the 1940 Act).

10.           Amendment of this Agreement.  No provision of this
              ---------------------------
              Agreement may be changed, waived, discharged or terminated orally, but only by a written instrument signed by the party against which enforcement of this change, waiver, discharge or termination is sought. No material amendment of this Agreement shall be effective until approved by a vote of the holders of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act).

11.           Shareholder Liability.  The Adviser is hereby expressly
              ---------------------
              put on notice of the limitation of shareholder liability as set forth in the Agreement and Declaration of Trust of the Trust, which is on file with the Secretary of the Commonwealth of Massachusetts, and agrees that obligations assumed by the Trust pursuant to this Agreement shall be limited in all cases to the Fund and its assets. The Adviser agrees that it shall not seek satisfaction of any such obligations from the shareholders or any individual shareholder of the Fund, nor from the Trustees or any individual Trustee of the Trust.

12.           Miscellaneous.  The captions in this Agreement are
              -------------
              included for convenience of reference only and in no way define or limit any of the provisions hereof or otherwise affect their construction or effect. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of the Agreement shall not be affected thereby. This Agreement shall be binding and shall inure to the benefit of the parties hereto and their respective successors.

13. Applicable Law. This Agreement shall be construed in accordance with, and governed by, the laws of the Commonwealth of Virginia.

IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated below as of the day and year first above written.



ATTEST:                               WILLIAMSBURG INVESTMENT TRUST


By:______________________             By:__________________________

Title:___________________             Title:_______________________


ATTEST:                               TATTERSALL ADVISORY GROUP, INC.


By:______________________             By:___________________________

Title:___________________             Title:________________________

                                                                  EXHIBIT C

- ----------------------------------------------------------------------------
                                    EVERGREEN
                              Select Core Bond Fund
- ----------------------------------------------------------------------------

                   Fund at a Glance as of September 30, 1998


- ----------------------------------------------------------------------------
                                PORTFOLIO PROFILE
- ----------------------------------------------------------------------------

                                   Philosophy

The Evergreen Select Core Bond Fund is designed to maximize total return by focusing on current income and identifying opportunities to capture capital gains. The portfolio maintains a bias toward corporate and mortgage securities in order to capture higher levels of income.

                                     Process

The portfolio managers seek to enhance performance, while pursuing a controlled risk approach, by actively managing three specific characteristics within the portfolio: duration, sector allocation, and security selection. The managers use both quantitative tools and fundamental research in order to determine an appropriate duration strategy as well as enhance the sector allocation and security selection processes.

                                    Benchmark

                      Lehman Brothers Aggregate Bond Index

- ----------------------------------------------------------------------------
                             PERFORMANCE AND RETURNS
- ----------------------------------------------------------------------------
                                              Class I      Class IS    Class IC
Average Annual Returns
 ...............................................................................
1 year                                        10.75%        10.55%      10.75%
 ...............................................................................
3 years                                        7.62%         7.38%       7.62%
 ...............................................................................
5 years                                        6.05%         5.80%       6.05%
 ...............................................................................
10 years                                       8.88%         8.61%       8.88%
 ...............................................................................
Since Inception                                8.33%         8.06%       8.33%
 ...............................................................................
30-day SEC Yield                               5.66%         5.42%       5.67%
 ...............................................................................

- ----------------------------------------------------------------------------
                                LONG TERM GROWTH
- ----------------------------------------------------------------------------

                            [LINE GRAPH APPEARS HERE]

       Date               CPI               LBABI             Class I
       ----               ---               -----             -------
      9/30/88          $1,000,000         $1,000,000         $1,000,000
      9/30/89          $1,043,400         $1,112,600         $1,105,800
      9/30/90          $1,107,700         $1,196,800         $1,170,600

      9/30/91          $1,145,200         $1,388,200         $1,369,400
      9/30/92          $1,179,500         $1,562,400         $1,554,600

      9/30/93          $1,211,200         $1,718,300         $1,745,100
      9/30/94          $1,247,100         $1,662,900         $1,658,700
      9/30/95          $1,278,800         $1,896,700         $1,888,000
      9/30/96          $1,317,200         $1,989,600         $1,945,400
      9/30/97          $1,345,600         $2,183,500         $2,113,700
      9/30/98          $1,365,600         $2,434,100         $2,340,900

Comparison of a $1,000,000 investment in Evergreen Select Core Bond Fund, Class I shares, versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI), and the Consumer Price Index (CPI).


Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Class I, IS and IC performance information includes the performance of the Fund's predecessor common trust fund for periods before the Fund's registration statement became effective on November 21, 1997. The inception date of the predecessor common trust fund was February 28, 1986. Performance for the common trust fund has been adjusted to include the effect of estimated mutual fund expense ratios at the time the common trust funds were converted to mutual funds. Performance information for Class IS also includes performance of the Fund's Class IC for the period from November 24, 1997 to March 9, 1998 (commencement of Class IS operations) and does not include the deduction of 12b-1 fees. If such fees had been included, the returns would have been lower. Returns of Class I, IS and IC, since their respective commencement of class operations, were 8.12%, 6.54% and 8.55%, respectively. The common trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain investment restrictions that are imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, its performance may have been adversely affected. Index returns do not reflect expenses, which have been deducted from the Fund's return. It is not possible to invest directly in an index.

                                                                               5


- ----------------------------------------------------------------------------
                                    EVERGREEN
                              Select Core Bond Fund
- ----------------------------------------------------------------------------

                          Portfolio Manager Commentary


Portfolio Management Team

[PHOTO OF L. ROBERT CHESHIRE APPEARS HERE]
L. ROBERT CHESHIRE

[PHOTO OF BRUCE J. BESECKER APPEARS HERE]
BRUCE J. BESECKER, CFA

Performance

For the 12 month period ended September 30, 1998, the Evergreen Select Core Bond Fund's Class I, IC and IS shares returned 10.75%, 10.75%, and 10.55%, respectively. These returns modestly trailed the 11.50% return of the Lehman Brothers Aggregate Index. The Fund's performance, however, compared favorably to the 10.02% average return of 218 intermediate investment grade bond funds tracked by Lipper Analytical Services, an independent monitor of mutual fund performance. The Fund's strong total return relative to its peer group can be attributed to the portfolio's long duration stance for much of the quarter, which benefited performance amid steadily declining interest rates.

                                    Portfolio
                                 Characteristics
                                ---------------
    Total Net Assets                                    $596,776,430
    ................................................................
    Average Credit Quality                                       AAA
    ................................................................
    Average Maturity                                       7.9 years
    ................................................................
    Average Duration                                       4.7 years
    ................................................................

A Good Year for Bond Investors

The past 12 months was a particularly rewarding period for bond investors and was brought about, ironically, by the Asian financial crisis which flared up roughly a year ago. While the crisis prompted volatility in financial markets throughout the world, it also slowed U.S. economic growth and calmed inflationary fears that, in turn, allowed interest rates to trend markedly lower. In fact, over the past 12 months, the yield on the bellwether 30-year Treasury bond fell from 6.40% to 4.98%.

The U.S. bond market rally was most pronounced in the final months of 1997 and again in the third quarter of 1998. The flight to quality, reignited in August and September, was a result of economic problems in Russia and its potential "domino effect" on other world economies. As a result of this crisis and a likely U.S. economic slowdown, the Federal Reserve Board moved away from a tightening bias and actually reduced the Fed Funds Rate at the end of September (and again in early October). The net result was a declining interest rate environment which boosted bond prices.

- ----------------------------------------------------------------------------
                              PORTFOLIO COMPOSITION
- ----------------------------------------------------------------------------
(based on 9/30/98 net assets)

[PIE CHART APPEARS HERE]

Mortgage-Backed Securities -- 39.3% Corporate Notes/Bonds -- 19.6% Treasury Notes/Bonds -- 13.3% Yankee Obligations -- 13.2% Other assets and liabilities, net -- 8.7% Government Agency Notes/Bonds -- 3.8% Asset-Backed Securities -- 1.6% Collateralized Mortgage Obligations -- 0.5%


6


- ----------------------------------------------------------------------------
                                    EVERGREEN
                              Select Core Bond Fund
- ----------------------------------------------------------------------------

                          Portfolio Manager Commentary


Our Strategy

Since the beginning of 1998, we have forecasted two things in the midst of the current global investment environment: increased volatility and range-bound -- or even declining -- interest rates. Consequently, we maintained a neutral-to-long duration stance for much of the fiscal year in order to take advantage of declining interest rates. The portfolio's average duration currently stands at
4.7 years. Our duration strategy, as well as the portfolio's high-quality emphasis, played a crucial role in allowing the Fund to outperform its peer group average.

The most significant strategic adjustment made to the portfolio was the removal of its barbell structure in late September. Typically, this type of portfolio structure, distinguished by securities primarily on both ends of the yield curve rather than in the middle, is beneficial during extended periods of economic strength as well as when there is a narrowing yield curve; two themes in the fixed-income market over the past several quarters. In fact, after being implemented roughly a year ago, this strategy paid off handsomely during much of the 12-month period. We felt, however, that fundamental changes taking place within the economy warranted the removal of the barbell structure and going to a more evenly distributed portfolio structure.

- ----------------------------------------------------------------------------
                                PORTFOLIO QUALITY
- ----------------------------------------------------------------------------
(based on 9/30/98 portfolio assets)

[PIE CHART APPEARS HERE]

U.S. Government Agency -- 50.5%
A -- 18.3%
U.S. Government -- 14.6%
AA -- 7.0%
AAA -- 4.8%
BAA -- 3.2%
Less than CAA -- 1.6%

Outlook

We maintain a very cautious outlook for the final months of 1998. Problems in several international economies continue to filter back to the U.S. financial markets in the form of increased volatility. Although we feel this turbulence is likely to continue in the near term, we are confident that adjustments made to the portfolio have positioned the Fund to perform well within this environment. From a duration standpoint, we anticipate maintaining a neutral-to-modestly-long duration as interest rates stay in their trading range and possibly trend lower. We will continue to closely monitor the market and wait until the outcome of the global crisis becomes clearer before taking more aggressive duration or sector bets.





                       STATEMENT OF ADDITIONAL INFORMATION

                          Acquisition of the Assets of

                            THE TATTERSALL BOND FUND
                                   a Series of

                          WILLIAMSBURG INVESTMENT TRUST
                                  P.O. Box 5354
                           Cincinnati, Ohio 45201-5354
                                 (800) 433-4249

                        By and In Exchange For Shares of

                         EVERGREEN SELECT CORE BOND FUND

                                   a Series of

                       EVERGREEN SELECT FIXED INCOME TRUST
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 343-2898

         This Statement of Additional Information, relating specifically to the proposed transfer of the assets and liabilities of The Tattersall Bond Fund ("Tattersall Bond"), a series of Williamsburg Investment Trust, to Evergreen Select Core Bond Fund ("Evergreen Core Bond"), a series of Evergreen Select Fixed Income Trust, in exchange for Institutional Service shares (to be issued to holders of Service Group shares of Tattersall Bond) and Institutional shares (to be issued to holders of Institutional shares of Tattersall Bond) of beneficial interest, $.001 par value per share, of Evergreen Core Bond, consists of this cover page and the following described documents, each of which is attached hereto and incorporated by reference herein:

         (1) The Statement of Additional Information of Evergreen Core Bond dated February 1, 1999;

         (2) The Statement of Additional Information of Tattersall Bond dated August 1, 1998, as revised December 31, 1998;

         (3) Annual Report of Tattersall Bond (formerly known as The Jamestown Bond Fund) for the year ended March 31, 1998;

         (4) Semi-Annual Report of Tattersall Bond for the six month period ended September 30, 1998;

         (5) Annual Report of Evergreen Core Bond for the year ended September 30, 1998; and

         (6) Pro-Forma Combining Financial Statements of Evergreen Core Bond for September 30, 1998 and the twelve months then ended (unaudited).


         This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Proxy Statement of Evergreen Core Bond and Tattersall Bond dated May 10, 1999. A copy of the Prospectus/Proxy Statement may be obtained without charge by calling or writing to Evergreen Core Bond or Tattersall Bond at the telephone numbers or addresses set forth above.

         The date of this Statement of Additional Information is May 10, 1999.


        EVERGREEN SELECT FIXED INCOME TRUST

200 Berkeley Street
Boston, Massachusetts 02116
(800) 633-2700

STATEMENT OF ADDITIONAL INFORMATION


February 1, 1999


Evergreen Select Adjustable Rate
Evergreen Select Core Bond Fund
Evergreen Select Fixed Income Fund
Evergreen Select Income Plus Fund
Evergreen Select Intermediate Term Municipal Bond Fund
Evergreen Select International Bond Fund
Evergreen Select Limited Duration Fund
Evergreen Select Total Return Fund


(Each a "Fund"; together, the "Funds")


Each Fund is a series of Evergreen Select Fixed Income Trust (the "Trust").


This statement of additional information ("SAI") pertains to all classes of shares of the Funds listed above. It is not a prospectus but should be read in conjunction with the prospectuses dated February 1, 1999 for the Fund in which you are interested. The Funds are offered through two separate prospectuses: one offering Institutional and Institutional Service shares of each Fund, and one offering Charitable shares of Evergreen Select Core Bond Fund. You may obtain either of these prospectuses without charge by calling (800) 343-2898.

Certain information may be incorporated by reference to the Funds' Annual Report dated September 30, 1998. You may obtain a copy of the Annual Report without charge by calling (800) 343-2898.



TABLE OF CONTENTS


PART 1

TRUST HISTORY
INVESTMENT POLICIES
OTHER SECURITIES AND PRACTICES

PRINCIPAL HOLDERS OF FUND SHARES
EXPENSES
PERFORMANCE
SERVICE PROVIDERS
FINANCIAL STATEMENTS

PART 2

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES
PURCHASE, REDEMPTION AND PRICING OF SHARES
SALES CHARGE WAIVERS AND REDUCTIONS
PERFORMANCE CALCULATIONS
PRINCIPAL UNDERWRITER
DISTRIBUTION EXPENSES UNDER RULE 12b-1
TAX INFORMATION
BROKERAGE
ORGANIZATION
INVESTMENT ADVISORY AGREEMENT
MANAGEMENT OF THE TRUST
CORPORATE AND MUNICIPAL BOND RATINGS
ADDITIONAL INFORMATION


PART 1

        TRUST HISTORY

The Evergreen Select Fixed Income Trust is an open-end management investment company, which was organized as a Delaware business trust on September 18, 1997. A copy of the Declaration of Trust is on file as an exhibit to the Trust's Registration Statement, of which this SAI is a part. This summary is qualified in its entirety by reference to the Declaration of Trust.

        INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT RESTRICTIONS

        Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the"1940 Act"). Where necessary, an explanation beneath a fundamental policy describes the Fund's practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Fund's practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

1.      Diversification

Each  Fund  may  not  make  any  investment  that  is   inconsistent   with  its
classification as a diversified investment company under the 1940 Act.

Further Explanation of Diversification Policy:

To remain classified as a diversified investment company under the 1940 Act, each Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the United States (U.S.) government or its agencies or instrumentalities.

2.      Concentration

Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities).

Further Explanation of Concentration Policy:

Each Fund not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

3.      Issuing Senior Securities

Except as permitted under the 1940 Act, each Fund may not issue senior securities.

4.      Borrowing

Each Fund may not borrow money, except to the extent permitted by applicable law.

Further Explanation of Borrowing Policy:

Each Fund may borrow from banks and enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow up to an additional 5% of its total assets from banks or others. A Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund may purchase additional securities so long as borrowings do not exceed 5% of its total assets. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

5.      Underwriting

        Each Fund may not underwrite securities of other issuers, except insofar as a Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

6.      Real Estate

Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

7.      Commodities

Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

8.      Lending

Each Fund may not make loans to other persons, except that a Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

Further Explanation of Lending Policy:

To generate income and offset expenses, a Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33 1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Gains or losses in the market value of a security lent will affect the Fund and its shareholders.

When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.

OTHER SECURITIES AND PRACTICES

For information regarding certain securities the Funds may purchase and certain investment practices the Funds may use, see the following sections under Additional Information on Securities and Investment Practices in Part 2 of this
SAI:

U.S. Government Securities
Municipal Bonds
Repurchase Agreements
Virgin Islands, Guam and Puerto Rico Reverse Repurchase Agreements Master Demand Notes Options Obligations of Foreign Branches of U.S. Banks Futures Transactions Obligations of U.S. Branches of Foreign Banks Foreign Securities Payment-In-Kind Securities (PIKs) Foreign Currency Zero Coupon Bonds High Yield High Risk Bonds Mortgage-Backed and Asset-Backed Securities Illiquid and Restricted Securities Variable or Floating Rate Instruments Investment in Other Investment Companies


        PRINCIPAL HOLDERS OF FUND SHARES

        As of December 31, 1998 the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of each Fund.

Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record more than 5% of the outstanding shares of any class of each Fund as of December 31, 1998.

Evergreen Select Adjustable Rate Fund                                  92.826%
Institutional Class
AMPEX Retirement Master Trust
PO Box 1992
Boston, Ma  02105-1992

First Union National BK BK/EB/INT                                      5.892%
Reinvest Acct
Attn Trust Oper FD GRP
401 S Tryon St 3rd Fl CMG 1151
Charlotte, NC 28201-1911

Evergreen Select Adjustable Rate Fund                                  11.297%
Institutional Service Class
Skyline Telephone Membership Corp.
Attn:  Hobart G. Davis
PO Box 759
West Jefferson, NC  28694

Wexford Clearing Serv Corp                                             15.023%
FBO Carl F. McLarand

695 Town Center Dr. STE 300
Costa Mesa, CA  92626-1924

William H. Morgan Jr.                                                  13.395%
906 Weightman
Greenwood, MS  38930-2438

Star Telephone Membership Corp                                         9.942%
Milton R. TEW EXEC
PO Box 348
3900 N US 421 HWY  Clinton,
NC  28329-0348

M & M Farms                                                            6.565%
906  Weightman
Greenwood, MS 38930-2438

Union Pacific                                                          8.264%
RR-UTU Crew Consist
G0569-Pool 090
1999  Michael  Errico,
manager-payroll
Acc 1416 Dodge St,  MC7080
Omaha,  NE 68179-0001

Union Pacific                                                          5.042%
RR-UTU Crew Consist
G0577-Pool 088 1999
Michael Errico,
manager-payroll Acct.
1416 Dodge St, MC7080
Omaha, NE 68179-0001

Evergreen  Select Core Bond Fund                                       66.802%
Institutional  Class
First Union National Bank
Trust Accounts
Attn Ginny Batten
11th FL CMG-1151
301 S. Tryon St
Charlotte, NC 28201-1910

First Union  National                                                  33.198%
BK BK/EB/INT Cash Acct
Attn Trust Oper FD GRP
401 S Tryon St 3rd Fl
CMG 1151 Charlotte, NC 28201-1911

Evergreen Select Core Bond Fund                                        63.807%
Institutional Service Class
Thomas F. Hackett C/O Warren
S. Beebe  Jr., CPA
PO Box 849
Oakhurst, NH  07755-0849

First  Union Brokerage Services                                        36.193%
Essex CNTY Comm American Legion
A/C 5142-1648
29 Newell Drive
Bloomfield,  NJ 07003

Evergreen Select Core Bond Fund                                        98.827%
Charitable Class
First Union National
BK BK/EB/INT  Cash Acct
Attn Trust Oper FD GRP
401 S Tryon St 3rd Fl
CMG 1151
Charlotte, NC
28201-1911

Evergreen Select Fixed Income Fund                                     73.597%
Institutional Class
First Union National
BK BK/EB/INT
Cash Acct
Attn Trust Oper FD GRP
401 S Tryon St 3rd Fl
CMG 1151
Charlotte, NC 28201-1911

First Union National                                                   32.852%
BK BK/EB/INT
Reinvest Acct
Attn Trust Oper FD GRP
401 S Tryon St 3rd Fl
CMG 1151
Charlotte, NC 28201-1911

Evergreen Select Fixed Income Fund                                     6.690%
Institutional Service Class
Wilbranch & Co.
FBO William D.
Martin A/C #30557600
PO Box 2887
Wilson, NC 27894

Wachovia Bank FBO                                                      5.492%
James E. Roberts
NA TTEE Revocable Trust
U/AA/D 9-2-98 PO Box 3073MC NC-31057 301 N.Main St Winston-Salem NC 27150

Evergreen  Select  Income  Plus  Fund                                  88.522%
Institutional  Class
First Union National
BK BK/EB/INT Cash Acct
Attn Trust Oper FD GRP
401 S Tryon St 3rd Fl
CMG 1151
Charlotte,  NC  28201-1911

First Union National                                                   11.196%
BK BK/EB/INT
Reinvest Acct
Attn Trust Oper FD GRP
401 S Tryon St
3rd Fl
CMG 1151
Charlotte, NC 28201-1911

Evergreen Select Income Plus Fund                                      99.634%
Institutional Service Class
None
Evergreen Select Intermediate Term Municipal Bond Fund
Institutional Class
First Union National
BK BK/EB/INT
Cash Acct
Attn Trust Oper FD GRP
401 S Tryon St 3rd Fl
CMG 1151
Charlotte,  NC 28201-1911

Evergreen Select Bond Fund                                             5.542%
Institutional Service Class
Fubs & Co FBO
Theodore Halus Children's Trust
A/C #885-74C53
201 S. College St
Charlotte, NC  28288-1167

National Financial Services Corp.                                      7.627%
FBO Christopher Sturdy
A/C 051824364
One World Fin Center
New York, NY 10281

Dean Witter                                                            5.218%
FBO TIA Rosengarten
A/C  #428-017227-008
PO Box 836
Rutland,  VT 05702-0836

Merrill Lynch FBO                                                      5.279%
Francis B Lentz Trust
A/C #885-74C53
300 Davison Ave 2nd Fl
West Sommerset, NJ 08873

Evergreen Select International Bond Fund 11.021%
Institutional Class
First Union  National BK BK/EB/INT
Cash Acct
Attn Trust Oper FD GRP
401 S Tryon St 3rd Fl CMG 1151
Charlotte, NC 28201-1911

First Union National BK BK/EB/INT                                      76.731%
Reinvest  Acct
Attn Trust Oper FD GRP
401 S Tryon St 3rd Fl CMG 1151
Charlotte, NC 28201-1911

Post & Co                                                              12.249%
350302
The Bank Of New York
Mutual Fund/Reorg
Dept. PO Box
1066 Wall Street Station
New York,  NY 10258

Evergreen Select International Bond Fund 52.914%
Institutional  Service Class
State Street Bank & Trust Co
Allen Luke
17 Bennett Court
East Bruswick, NJ 08816-3686

State Street  Bank & Trust Co                                          10.071%
Cust  For The IRA Of Jane M.  Grove
217 W.  High St
Red Lion, PA 17356-1527

Lowell J. Croshaw                                                      7.032%
Debra H.  Croshaw
Jtten 2137
Riverbend  RD
Allentown,  PA 18103-9682

First Union Brokerage Services                                         5.699%
Marquerite D. McKenna IRA
A/C 5728-2173
1460 Stockton RD
Meadowbrook, PA 19046-1131

Evergreen Select Limited Duration Fund                                 32.852%
Institutional Class
First Union National BK BK/EB/INT
Cash Acct
Attn  Trust  Oper FD GRP
401 S Tryon  St 3rd Fl
CMG  1151
Charlotte,  NC
28201-1911

First Union  National                                                  67.064%
BK BK/EB/INT
Reinvest Acct
Attn Trust Oper FD GRP
401 S Tryon  St 3rd Fl
CMG 1151
Charlotte,  NC  28201-1911

Evergreen Select Limited Duration Fund                                 66.888%
Institutional  Service Class
State Street Bank & Trust Co
Cust For The Rollover IRA Of Frank L. Caiola
321 Evergreen Drive
North Wales, PA 19454-2701

First Union Brokerage Co                                               8.415%
Milton G. Hyde IRA
A/C 4445-2273
1695 Grandview Rd.
Pasadena, MD 21122

Fubs & Co                                                              17.899%
FEBO
John M Ennis
IRA A/C 29887835
201 South College Street
Charlotte, NC 28288-1167

Evergreen Select Total Return Fund                                     79.611%
Institutional Class
First Union National Bank
BK/EB/INT
Reinvest  Acct
Attn  Trust Oper FD Grp
401 S Tryon St 3rd FL
CMG 1151
Charlotte,  NC 28201-1911

First Union National Bank                                              20.389%
BK/EB/INT
Cash Acct
Attn Trust Oper FD Grp
401 S. Tryon St 3rd FL
CMG 1151
Charlotte,  NC 28201-1911

Evergreen Select Total Return Fund                                     98.341%
Institutional Service Class
First Union National Bank
Trust Acct
Attn Ginny Batten
CMG 1151 11th Fl
301 S. Tryon Street
Charlotte, NC 28201-1910


EXPENSES
Advisory Fees

Each Fund has its own investment advisor. (For more information, see Investment Advisory Agreements in Part 2 of this SAI.)

Evergreen Investment Management ("EIM"), formerly the First Capital Group of First Union National Bank, is the investment advisor to Limited Duration, Core Bond, Fixed Income, Income Plus, Total Return and Intermediate Term Municipal Bond. EIM is entitled to receive from each of these Funds an annual fee based on a percent of the Fund's average net assets, as follows:

Limited Duration    0.30%
Core Bond           0.40%
Fixed Income        0.50%
Income Plus         0.50%
Total Return        0.40%
Intermediate Term   0.60%
Municipal Bond


EIM has voluntarily agreed to reduce the investment advisory fee on each Fund by 0.10%.

Evergreen Investment Management Company ("EIMC"), formerly Keystone Investment Management Company, is the investment advisor to Adjustable Rate. EIMC is entitled to receive from Adjustable Rate an annual fee equal to 0.30% of the average net assets of the Fund.

        First International Advisers, Ltd. ("FIA"), formerly Analytic. TSA International, Inc., is the investment advisor to International Bond. FIA is entitled to receive from International Bond an annual fee equal to 0.60% of the Fund's average net assets.

Advisory Fees Paid

Below are the advisory fees paid by each Fund for the fiscal period ended September 30, 1998 and when applicable for fiscal periods ended in 1997 and 1996.


Fiscal Period/Fund       Advisory Fee        Waiver

Period Ended 1998
Adjustable Rate (1)      $61,312             $0
Adjustable Rate (2)      $137,489            $0
Core Bond (3)            $1,862,392          $526,182
Fixed Income (3)         $2,219,526          $504,930
Income Plus (3)          $5,151,727          $1,033,751
Intermediate Term
Municipal Bond (3)       $3,831,537          $639,284
International Bond (4)   $60,189             $45,948
International Bond (5)   $221,000            $36,000
Limited Duration (3)     $154,868            $152,769
Total Return (6)         $209,962            $135,770


        1. Seven months ended September 30, 1998. The Fund changed its fiscal year end from the last day of February to September 30, effective September 30, 1998.

        2. Fiscal year ended February 28, 1998.

        3. Period from November 24, 1997 to September 30, 1998.
        4. Three months ended September 30, 1998. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 1998.

        5. Fiscal year ended June 30, 1998.
        6. The Fund commenced investment operations on April 20, 1998.

Fiscal Period/Fund       Advisory Fee        Waiver
Period Ended 1997
Adjustable Rate (1)      $101,412            $0
International Bond (2)   $207,000            $32,160
Period Ended 1996
Adjustable Rate (3)      $121,105            $0
International Bond (2)   $145,856            $145,157


1. Five months ended February 28, 1997. The Fund changed its fiscal year end f ro m September 30 to the last day of February, effective February 28, 1997. 2. Predecessor fund information for the periods ended June 30, 1997 and 1996. 3.Year ended September 30, 1996.

12b-1 Fees

Below are the 12b-1 service fees paid by the Institutional Service shares of each Fund for the fiscal period ended September 30, 1998. The Institutional and Charitable shares do not pay 12b-1 fees. For more information, see "Distribution Expenses Under Rule 12b-1" in Part 2 of this SAI.


Fund/Period         Institutional Service
                    Shares

                    Service Fees
Period Ended 1998
Adjustable Rate     $14,710
Core Bond           $285
Fixed Income        $8,535
Income Plus         $6,981
Intermediate Term
Municipal Bond      $3,458
International Bond  $92
Limited Duration    $268
Total Return        $13

     For the periods ended February 28, 1998, 1997 and September 30, 1996 the

Institutional Service Shares of Adjustable Rate Fund paid $17,676, $9,161 and $23,210, respectively in 12b-1 service fees.

The table below shows the aggregate sales charges payable for the fiscal years ended June 30, 1996 and 1997 to SEI Investments Distribution Co. (SEI), the predecessor fund's distributor.


     Fund                Aggregate Sales Charge        Amount Retained BY SEI
                         Payable to SEI

                        1996      1997      1996      1997

International Bond      --        $48       --        $0




        The table below shows the distribution fees SEI received with respect to Class A shares of the predecessor fund for the fiscal year ended June 30, 1997.

                                                            Amount Paid to
Fund                          Amount Received               3rd Parties
International Bond                  $421                        $421


Trustee Compensation

        Listed below is the Trustee compensation paid by the Trust individually and by the Trust and the eight other trusts in the Evergreen Fund complex for the fiscal period ended September 30, 1998. The Trustees do not receive pension or retirement benefits from the Funds. For more information, see Management of the Trust in Part 2 of this SAI.

Trustee                   Aggregate                    Total Compensation
                          Compensation from            from Trust and Fund
                          Trust                        Complex Paid to
                                                       Trustees**

Laurence B. Ashkin       $3,996                        $73,450
Charles A. Austin, III   $3,996                        $65,450
K. Dun Gifford           $3,865                        $63,575
James S. Howell          $5,093                        $99,425
Leroy Keith Jr.          $3,865                        $63,575
Gerald M. McDonnell      $3,996                        $79,200
Thomas L. McVerry        $4,571                        $88,275
William Walt Pettit      $3,498                        $72,325
David M. Richardson      $3,822                        $62,950

Russell A. Salton, III   $4,021                        $81,625
Michael S. Scofield      $4,047                        $81,924
Richard J. Shima         $3,865                        $70,150
Robert J. Jeffries*      $1,848                        $28,437
Foster Bam*              $1,848                        $42,950




               * Former Trustee; retired as of December 31, 1997. ** Certain Trustees have elected to defer all or part of their total compensation for the fiscal period ended September 30, 1998. The amounts listed below will be payable in later years to the respective Trustees:

Austin          $8,512
McVerry         $88,275
Howell          $76,119
Salton          $81,625
Pettit          $72,325
McDonnell       $79,200
Scofield        $11,740

PERFORMANCE

Total Return

Below are the annual total returns for each class of shares of the Funds as of September 30, 1998. The returns for Select Total Return Fund are cummulative. For more information, see "Total Return" under Performance Calculations in Part 2 of this SAI.


Fund/Class          One Year       Five Years     Ten Years or        Inception
                                                Since Inception
Adjustable Rate
Institutional       5.54%          5.63%          5.58%               10/1/91
Institutional
Service             5.17%          5.33%          5.37%               5/23/94


Core Bond
Institutional       10.75%         5.96%          8.78%               12/19/97
Institutional
Service             10.55%         5.71%          8.52%               3/9/98
Charitable          10.75%         5.96%          8.78%               2/28/86

Fixed Income
Institutional       9.23%          5.78%          7.89%               3/31/71

Institutional
Service             9.04%          5.53%          7.64%               3/2/98

Income Plus
Institutional       11.14%         6.40%          8.37%               8/31/88
Institutional
Service             10.96%         6.15%          8.10%               3/2/98

Intermediate Term
Municipal Bond
Institutional       8.62%          5.53%          6.75%               1/31/84
Institutional
Service             8.43%          5.28%          6.49%               3/2/98


International Bond
Institutional       6.31%          N/A            4.58%               12/15/93
Institutional
Service             6.05%          N/A            4.33%               12/15/93

Limited Duration
Institutional       7.27%          N/A            6.32%               4/30/94
Institutional
Service             7.15%          N/A            6.09%               7/28/98

Total Return
Institutional        N/A           N/A            2.83%               4/20/98
Institutional
Service              N/A           N/A            2.79%               8/03/98


     1. On select Adjustable Rate Institutional Service shares, historical performance prior to the class inception, reflects that of the Institutional shares, the original shares offered and does not include 12b-1 fees. Performance for the Institutional Service shares for this period would have been lower had the 12b-1 fees been included.

     2. On Fixed Income, Income Plus, Intermediate Term Municipal and Limited Duration, performance information includes the performance of the Fund's predecessor common trust fund for the periods before the Fund's registration statement became effective on 11/21/97. Performance for the common trust fund has been adjusted to include the effect of estimated mutual fund gross expense ratios at the time the fund was converted to a mutual fund. Institutional Service shares performance for the period between 11/24/97 and the classes' inception, is based on the historical performance of the Institutional shares, original shares offered, and therefore do not reflect 12b-1 fees. Performance for the Institutional Service shares for this period would have been lower had the 12b-1 fees been included.

     3. On Core Bond, performance information includes the performance of the Fund's predecessor common trust fund for the periods before the Fund's registration statement became effective on 11/21/97. Performance for the common trust fund has been adjusted to include the effect of estimated mutual fund gross expense ratios at the time the Fund was converted to a mutual fund. Institutional share performance for the period between 11/24/97 and the classes' inception, is based on the historical performance of the Charitable shares, the original shares offered. Since Institutional Service share performance for the period between 11/24/97 and its inception, is based on the historical performance of the Charitable shares, 12b-1 fees are not included. Performance for the Institutional Service shares for this period would be lower had the 12b-1 fees been included.

Current Yield

        Below are the current yields for each class of shares of the Funds as of September 30, 1998. For more information, see "30-day Yield under Performance Calculation in Part 2 of this SAI.


                                30-Day SEC Yield

Fund           Institutional         Institutional Service    Charitable

Adjustable Rate     5.75%               5.46%                    N/A
Core Bond           5.66%               5.42%                    5.67%
Fixed Income        5.37%               5.12%                    N/A
Income Plus         5.45%               5.23%                    N/A
Intermediate Term
Municipal Bond      4.37%               4.12%                    N/A
International Bond  4.76%               4.50%                    N/A
Limited Duration    5.25%               4.99%                    N/A
Total Return        6.55%               6.32                     N/A


Below are the tax equivalent yields for each class of shares of the Intermediate Term Municipal Bond Fund for the seven-day period ended September 30, 1998. The maximum federal tax rate of 39.6% is assumed. For more information, see "Tax Equivalent Yield" under Performance Calculations in Part 2 of this SAI.

                         30 day SEC Tax Equivalent Yield

                 Institutional            Institutional Service

Intermediate Term

Municipal Bond      7.24%                    6.82%



SERVICE PROVIDERS
Administrator

         Evergreen Investment Services, Inc. ("EIS") serves as administrator to each of the Funds other than Adjustable Rate, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Funds with facilities, equipment and personnel and is entitled to receive a fee from the Fund based on the total assets of all mutual funds for which EIS serves as administrator and a First Union Corporation subsidiary serves as advisor. The fee paid to EIS is calculated in accordance with the following schedule:


Assets

Fee
first$7 billion          0.050%
next $3 billion          0.035%
next $5 billion          0.030%
next $10 billion         0.020%
next $5 billion          0.015%
over $30 billion         0.010%

Transfer Agent

        Evergreen Service Company ("ESC"), a subsidiary of First Union Corporation, is the Funds' transfer agent. ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. The transfer agent's address is P.O. Box 2121, Boston, Massachusetts 02106-2121. The Fund pays ESC annual fees as follows:


Fund Type                      Annual Fee               Annual Fee
                               Per Open                 Per Closed
                               Account                  Account



Monthly Dividend Funds        $25.50                   $9.00
Quarterly Dividend Funds      $24.50                   $9.00
Semiannual Dividend Funds     $23.50                   $9.00
Annual Dividend Funds         $23.50                   $9.00
Money Market Funds            $25.50                   $9.00

Distributor

        Evergreen Distributor, Inc. (the "Distributor") markets the Funds through broker-dealers and other financial representatives. Its address is 125
W. 55th Street, New York, NY 10019.

Independent Accountants

PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036 audits the financial statements of each Fund other than Adjustable Rate.

Independent Auditors

KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110, audits the financial statements of Adjustable Rate.


Custodian

        State Street Bank and Trust Company is the Funds' custodian. The bank keeps custody of each Fund's securities and cash and performs other related duties. The custodian's address is 225 Franklin Street, Boston, Massachusetts 02110.

Legal Counsel

        Sullivan & Worcester LLP provides legal advice to the Funds. Its address is 1025 Connecticut Avenue, N.W., Washington, D.C. 20036.

FINANCIAL STATEMENTS

The audited financial statements and the reports thereon are hereby incorporated by reference to the Funds' Annual Reports. The financial statements for Evergreen Select International Bond Fund, for the periods ended June 30, 1994 to June 30, 1998 have been audited by Ernst & Young LLP, independent auditors, and are incorporated into the Fund's Annual Report. A copy of the Funds' Annual Report may be obtained without charge from ESC, P.O. Box 2121, Boston, Massachusetts 02106-2121.

EVERGREEN FUNDS
Statement of Additional Information ("SAI")

        PART 2

ADDITIONAL INFORMATION ON SECURITIES
AND INVESTMENT PRACTICES

The prospectus describes the Fund's investment objective and the securities in which it primarily invests. The following describes other securities the Fund may purchase and investment strategies it may use. Some of the information below will not apply to the Fund in which you are interested. See the list under Other Securities and Practices in Part 1 of this SAI to determine which of the sections below are applicable.

Defensive Investments

The Fund may invest up to 100% of its assets in high quality money market instruments, such as notes, certificates of deposit, commercial paper, banker's acceptances, bank deposits or U.S. government securities if, in the opinion of the advisor, market conditions warrant a temporary defensive investment strategy. Evergreen Fund for Total Return may also invest in debt securities and high grade preferred stocks for defensive purposes when its investment advisor determines a temporary defensive strategy is warranted.

U.S. Government Securities

        The Fund may invest in securities issued or guaranteed by U.S. Government agencies or instrumentalities.

        These securities are backed by (1) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing the obligations.

       Some government agencies and instrumentalities may not receive financial support from the U.S. Government. Examples of such agencies are:

        (I) Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

(ii)    Home Administration;

(iii)   Federal Home Loan Banks;

(iv)    Federal Home Loan Mortgage Corporation;

(v)     Federal National Mortgage Association; and

(vi) Student Loan Marketing Association.

Securities Issued by the Government National Mortgage Association ("GNMA")

        The Fund may invest in securities issued by the GNMA, a corporation wholly-owned by the U.S. Government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

        Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

        The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

        Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, they may be less effective as a means of locking in attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

The Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

        The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

        Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund. In addition, when the Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the

Fund may miss the opportunity to obtain a security at a favorable price or yield.

Repurchase Agreements

        The Fund may enter into repurchase agreements with entities that are registered as U.S. Government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed by the investment advisor to be creditworthy. In a repurchase agreement the Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

        The Fund's custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund's investment advisor believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

        As described herein, the Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

        When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Options

An option is a right to buy or sell a security for a specified price within a limited time period. The option buyer pays the option seller (known as the "writer") for the right to buy, which is a "call" option, or the right to sell, which is a "put" option. Unless the option is terminated, the option seller must then buy or sell the security at the agreed-upon price when asked to do so by the option buyer.

The Fund may buy or sell put and call options on securities it holds or intends to acquire, and may purchase put and call options for the purpose of offsetting previously written put and call options of the same series. The Fund may also buy and sell options on financial futures contracts. The Fund will use options as a hedge against decreases or increases in the value of securities it holds or intends to acquire.

        The Fund may write only covered options. With regard to a call option, this means that the Fund will own, for the life of the option, the securities subject to the call option. The Fund will cover put options by holding, in a segregated account, liquid assets having a value equal to or greater than the price of securities subject to the put option. If the Fund is unable to effect a closing purchase transaction with respect to the covered options it has sold, it will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised.

Futures Transactions

        The Fund may enter into financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

        The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines. The Fund intends to purchase futures contracts in order to establish what is believed by the investment advisor to be a favorable price or rate of return for securities the Fund intends to purchase.

        The Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

        The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

        Although futures and options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if the investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying the Fund's futures position and the securities held by or to be purchased for the Fund. The Fund's investment advisor will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

        The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in the prospectus and SAI.

        The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

"Margin" in Futures Transactions

        Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

        A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

Foreign Securities

        The Fund may invest in foreign securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit. The Fund may also invest in Canadian commercial paper and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include the possibility of adverse political and economic developments; imposition of withholding taxes on interest or other income; seizure, nationalization, or expropriation of foreign deposits; establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

Foreign Currency Transactions

        As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

High Yield, High Risk Bonds

The Fund may invest a portion of its assets in lower rated bonds. Bonds rated below BBB by Standard & Poor's Ratings Services ("S&P") or Fitch IBCA, Inc. ("Fitch") or below Baa by Moody's Investors Service, Inc. ("Moody's"), commonly known as "junk bonds," offer high yields, but also high risk. While investment in junk bonds provides opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Investors should be aware of the following risks:

        (1) The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

        (2) The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality bonds.

        (3) The value of junk bonds, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

        (4) The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely effect (a) the bond's market price, (b) the Fund's ability to sell the bond and the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

For bond ratings descriptions, see "Corporate and Municipal Bond Ratings" below.

Illiquid and Restricted Securities

        The Fund may not invest more than 15% of its net assets in securities that are illiquid. A security is illiquid when the Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.

        The Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining the Fund's compliance with the limit on illiquid securities indicated above. In determine the liquidity of Rule 144A securities, the Trustees will consider: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades.

Investment in Other Investment Companies

        The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, the Fund may not (1) own more than 3% of the outstanding voting stocks of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, the Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund.

Short Sales

A short sale is the sale of a security the Fund has borrowed. The Fund expects to profit from a short sale by selling the borrowed security for more than the cost of buying it to repay the lender. After a short sale is completed, the value of the security sold short may rise. If that happens, the cost of buying it to repay the lender may exceed the amount originally received for the sale by the Fund.

        The Fund may engage in short sales, but it may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. The Fund may effect a short sale in connection with an underwriting in which the Fund is a participant.

Municipal Bonds

The Fund may invest in municipal bonds of any state, territory or possession of the United States ("U.S."), including the District of Columbia. The Fund may also invest in municipal bonds of any political subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works. Municipal bonds may also may be issued to refinance public debt.

        Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

        The Fund may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.


        The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating. Municipal bonds are rated by S&P, Moody's and Fitch. Such ratings, however, are opinions, not absolute standards of quality. Municipal bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by the Fund, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Fund. Neither event would require the Fund to sell the bond, but the Fund's investment advisor would consider such events in determining whether the Fund should continue to hold it.

        The ability of the Fund to achieve its investment objective depends upon the continuing ability of issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the Fund's ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Fund's investment advisor may lack sufficient knowledge of an issue's weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Fund.

        From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by the Fund. If such legislation were passed, the Trust's Board of Trustees may recommend changes in the Fund's investment objectives and policies or dissolution of the Fund.

Virgin Islands, Guam and Puerto Rico

The Fund may invest in obligations of the governments of the Virgin Islands, Guam and Puerto Rico to the extent such obligations are exempt from the income or intangibles taxes, as applicable, of the state for which the Fund is named. The Fund does not presently intend to invest more than (a) 10% of its net assets in the obligations of each of the Virgin Islands and Guam or (b) 25% of its net assets in the obligations of Puerto Rico. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within the Virgin Islands, Guam and Puerto Rico affecting the issuers of such obligations.

Master Demand Notes

The Fund may invest in Master demand notes. These are unsecured obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the issuer, as borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may repay up to the full amount of the note without penalty. Master demand notes permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days' notice). Notes acquired by the Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days' notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals, which normally will not exceed 31 days, but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period. Because these types of notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund`s investment advisor considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies.
 Unless rated, the Fund may invest in them only if at the time of an investment the issuer meets the criteria established for commercial paper discussed in this statement of additional information (which limits such investments to commercial paper rated A-1 by S&P, Prime-1 by Moody's or F-1 by Fitch.

Obligations of Foreign Branches of United States Banks

The Fund may invest in obligations of foreign branches of U.S. banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the U.S. and the Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

Obligations of United States Branches of Foreign Banks

The Fund may invest in obligations of U.S. branches of foreign banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

Payment-in-kind Securities

The Fund may invest in Payment-in-kind ("PIK") securities. PIKs pay interest in either cash or additional securities, at the issuer's option, for a specified period. The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

An advantage of PIKs for the issuer -- as with zero coupon securities -- is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash-paying securities. However, PIKs are gaining popularity over zeros since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

As a group, PIK bonds trade flat (i.e., without accrued interest). Their price is expected to reflect an amount representing accredit interest since the last payment. PIKs generally trade at higher yields than comparable cash-paying securities of the same issuer. Their premium yield is the result of the lesser desirability of non-cash interest, the more limited audience for non-cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.

Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital.

Zero Coupon "Stripped" Bonds

The Fund may invest in zero coupon "stripped" bonds. These represent ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds. The interest and principal payments are direct obligations of the issuer. Zero coupon bonds of any series mature periodically from the date of issue of such series through the maturity date of the securities related to such series. Principal zero coupon bonds mature on the date specified therein, which is the final maturity date of the related securities. Each zero coupon bond entitles the holder to receive a single payment at maturity. There are no periodic interest payments on a zero coupon bond. Zero coupon bonds are offered at discounts from their face amounts.

In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

For federal income tax purposes, a purchaser of principal zero coupon bonds or coupon zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price. The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss. If the holder owns both principal zero coupon bonds and coupon zero coupon bonds representing interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.

Mortgage-Backed or Asset-Backed Securities

The Fund may invest in mortgage-backed securities and asset-backed securities.

Two principal types of mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

In addition to mortgage-backed securities, the Fund may invest in securities secured by other assets including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder.

Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the services were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the rated asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

In general, issues of asset-backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset-backed securities may default and/or may suffer from these defects. In evaluating the strength of particular issues of asset-backed securities, the investment advisor considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.

Variable or Floating Rate Instruments

The Fund may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the investment advisor, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for the Fund. The investment advisor will monitor, on an ongoing basis, the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

PURCHASE, REDEMPTION AND PRICING OF SHARES

                You may buy shares of the Fund through the Distributor, broker-dealers that have entered into special agreements with the Distributor or certain other financial institutions. The Fund offers up to different classes of shares that differ primarily with respect to sales charges and distribution fees. Depending upon the class of shares, you will pay an initial sales charge when you buy the Fund's shares, a contingent deferred sales charge (a "CDSC") when you redeem the Fund's shares or no sales charges at all.

Class A Shares

        With certain exceptions, when you purchase Class A shares you will pay a maximum sales charge of 4.75%. The prospectus contains a complete table of applicable sales charges and a discussion of sales charge reductions or waivers that may apply to purchases. If you purchase Class A shares in the amount of $1 million or more, without an initial sales charge, the Fund will charge a CDSC of 1.00% if you redeem during the month of your purchase or the 12-month period following the month of your purchase (see "Contingent Deferred Sales Charge" below).

        No front-end  sales  charges are imposed on Class A shares  purchased by
(a) institutional investors, which may include bank trust departments and registered investment advisors; (b) investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; (c) clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased; (d) institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer; (e) shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; (f) current and retired employees of FUNB and its affiliates, EDI and any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees; and (g) upon the initial purchase of an Evergreen fund by investors reinvesting the proceeds from a redemption within the preceding 30 days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a CDSC.

Class B Shares

        The Fund offers Class B shares at net asset value without an initial sales charge. With certain exceptions, however, the Fund will charge a CDSC on shares you redeem within 72 months after the month of your purchase, in accordance with the following schedule:

        REDEMPTION TIME CDSC RATE

Month of purchase and the first 12-month
period following the month of purchase. ...................................5.00%
Second 12-month period following the month of purchase.....................4.00%
Third 12-month period following the month of purchase......................3.00%
Fourth 12-month period following the month of purchase.....................3.00%
Fifth 12-month period following the month of purchase......................2.00%
Sixth 12-month period following the month of purchase......................1.00%
Thereafter................................................................0.00%

Class B shares that have been outstanding for seven years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to ESC.

Class C Shares

Class C shares are available only through broker-dealers who have entered into special distribution agreements with the Distributor. The Fund offers Class C shares at net asset value without an initial sales charge. With certain exceptions, however, the Fund will charge a CDSC of 1.00% on shares you redeem within 12-months after the month of your purchase. See "Contingent Deferred Sales Charge" below.

Class Y Shares

        No CDSC is imposed on the redemption of Class Y shares. Class Y shares are not offered to the general public and are available only to (1) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by (2) certain institutional investors and (3) investment advisory clients of EIM, EAMC, EIMC, MIC, First International Advisors, Ltd., or their affiliates. Class Y shares are offered at net asset value without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses.

INSTITUTIONAL SHARES, INSTITUTIONAL SERVICE SHARES AND CHARITABLE SHARES

        Each institutional class of shares is sold without a front-end sales charge or contingent deferred sales charge. Institutional Service shares pay an ongoing service fee. The minimum initial investment in any institutional class of shares is $1 million, which may be waived in certain circumstances. There is no minimum amount required for subsequent purchases.

Contingent Deferred Sales Charge

        The Fund charges a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Expenses Under Rule 12b-1," below). Institutional, Institutional Service and Charitable shares do not charge a CDSC. If imposed, the Fund deducts the CDSC from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the CDSC a shareholder must pay as low as possible, the Fund will first seek to redeem shares not subject to the CDSC and/or shares held the longest, in that order. The CDSC on any redemption is, to the extent permitted by the National Association of Securities Dealers, Inc. ("NASD"), paid to the Distributor or its predecessor.

SALES CHARGE WAIVERS AND REDUCTIONS

        The  following   information   is  not   applicable  to   Institutional,
Institutional Service and Charitable shares.

        If you making a large purchase, there are several ways you can combine multiple purchases of Class A shares in Evergreen Funds and take advantage of lower sales charges. These are described below.

Combined Purchases

        You can reduce your sales charge by combining purchases of Class A shares of multiple Evergreen Funds. For example, if you invested $75,000 in each of two different Evergreen Funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.75%).

Rights of Accumulation

        You can reduce your sales charge by adding the value of Class A shares of Evergreen Funds you already own to the amount of your next Class A investment. For example, if you hold Class A shares valued at $99,999 and purchase an additional $5,000, the sales charge for the $5,000 purchase would be at the next lower sales charge of 3.75%, rather than 4.75%.

Your account, and therefore your rights of accumulation, can be linked to immediate family members which includes father and mother, brothers and sisters, and sons and daughters. The same rule applies with respect to individual retirement plans. Please note, however, that retirement plans involving employees stand alone and do not pass on rights of accumulation.

Letter of Intent

        You can, by completing the "Letter of Intent" section of the application, purchase Class A shares over a 13-month period and receive the same sales charge as if you had invested all the money at once. All purchases of Class A shares of an Evergreen Fund during the period will qualify as Letter of Intent purchases.

Waiver of Initial Sales Charges

        The Fund may sell its shares at net asset value without an initial sales charge to:

        1.      purchasers of shares in the amount of $1 million or more;
        2. a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 tax-sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");
        3. institutional investors, which may include bank trust departments and registered investment advisors;
        4. investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;
        5. clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to a master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased;
        6. institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer;
        7. employees of First Union National Bank ("FUNB"), its affiliates, the Distributor, any broker-dealer with whom the Distributor, has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees;
        8. certain Directors, Trustees, officers and employees of the Evergreen Funds, the Distributor or their affiliates and to the immediate families of such persons; or
        9. a bank or trust company in a single account in the name of such bank or trust company as Trustee if the initial investment in or any Evergreen fund made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

        With respect to items 8 and 9 above, the Fund will only sell shares to these parties upon the purchasers written assurance that the purchase is for their personal investment purposes only. Such purchasers may not resell the securities except through redemption by the Fund. The Fund will not charge any CDSC on redemptions by such purchasers.

Waiver of CDSCS

        The Fund does not impose a CDSC when the shares you are redeeming represent:

        1.     an increase in the share value above the net cost of such shares;
        2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;
        3. shares that are in the accounts of a shareholder who has died or become disabled;
        4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA");
        5. an automatic withdrawal from the ERISA plan of a shareholder who is a least 59 years old;
        6. shares in an account that we have closed because the account has an aggregate net asset value of less than $1,000;
        7. an automatic withdrawal under an Systematic Income Plan of up to 1.0% per month of your initial account balance;
        8. a withdrawal consisting of loan proceeds to a retirement plan participant; 9. a financial hardship withdrawal made by a retirement plan participant; 10. a withdrawal consisting of returns of excess contributions or excess deferral amounts made to a retirement plan; or

        11. a redemption by an individual participant in a Qualifying Plan that purchased Class C shares (this waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets).

Exchanges

Investors may exchange shares of the Fund for shares of the same class of any other Evergreen fund other that the Evergreen Select Funds. Shares of any class of the Evergreen Select Funds may be exchanged for the same class of shares of any other Evergreen Select Fund. See "By Exchange" under "How to Buy Shares" in the prospectus. Before you make an exchange, you should read the prospectus of the Evergreen fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time.

Automatic Reinvestment

        As described in the prospectus, a shareholder may elect to receive dividends and capital gains distributions in cash instead of shares. However, ESC will automatically reinvest all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. When a check is returned, the Fund will hold the check amount in a no-interest account in the shareholder's name until the shareholder updates his or her address or automatic reinvestment begins. Uncashed or returned redemption checks will also be handled in the manner described above.

Calculation of Net Asset Value

        The Fund calculates its net asset value ("NAV") once daily on Monday through Friday, as described in the prospectus. The Fund will not compute its NAV on the days the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

        The NAV of the Fund is calculated by dividing the value of the Fund's net assets attributable to that class by all of the shares issued for that class.

Valuation of Portfolio Securities

        Current values for the Fund's portfolio securities are determined as follows:

        1. Securities that are traded on an established securities exchange or the over-the-counter National Market System ("NMS") are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

        2. Securities traded on an established securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.
        3. Short-term investments maturing in more than 60 days, for which market quotations are readily available, are valued at current market value.
        4. Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market.
        5. Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in the Fund's opinion, the last sales price does not reflect a current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

        PERFORMANCE CALCULATIONS

Total Return

Total return quotations for a class of shares of the Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return:



        P = initial payment of $1,000 T = average total return N = number of years ERV = ending redeemable value of the initial $1,000

Yield

Described below are yield calculations the Fund may use. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields based on these calculations do not represent the Fund's yield for any future period.

30-Day Yield

If the Fund invests primarily in bonds, it may quote its 30-day yield in advertisements or in reports or other communications to shareholders. It is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:


Where:
a = Dividends and interest earned during the period b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends
d = The maximum offering price per share on the last day of the period

7-Day Current and Effective Yield

  If the Fund invests primarily in money market instruments, it may quote its 7-day current yield or effective yield in advertisements or in reports or other communications to shareholders.

The current yield is calculated by determining the net change, excluding capital changes and income other than investment income, in the value of a hypothetical, pre-existing account having a balance of one share at the beginning of the 7-day base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

The effective yield is based on a compounding of the current yield, according to the following formula:

Tax Equivalent Yield

If the Fund invests primarily in municipal bonds, it may quote in advertisements or in reports or other communications to shareholders a tax equivalent yield, which is what an investor would generally need to earn from a fully taxable investment in order to realize, after income taxes, a benefit equal to the tax free yield provided by the Fund. Tax equivalent yield is calculated using the following formula:

                The quotient is then added to that portion, if any, of the Fund's yield that is not tax exempt. Depending on the Fund's objective, the income tax rate used in the formula above may be federal or a combination of federal and state.


        PRINCIPAL UNDERWRITER

        The Distributor is the principal underwriter for the Trust and with respect to each class of shares of the Fund. The Trust has entered into a Principal Underwriting Agreement ("Underwriting Agreement") with the Distributor with respect to each class of the Fund. The Distributor is a subsidiary of The

BISYS Group, Inc.

        The Distributor, as agent, has agreed to use its best efforts to find purchasers for the shares. The Distributor may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that the Distributor will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

        All subscriptions and sales of shares by the Distributor are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Fund and the Fund reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Fund is not liable to anyone for failure to accept any order.

        The Distributor has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares. The Distributor has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of the Distributor or any other person for whose acts the Distributor is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

        The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (I) by a vote of a majority of the Trust's Trustees who are not interested persons of the Fund, as defined in the 1940 Act (the "Independent Trustees"), and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

        The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

        From time to time, if, in the Distributor's judgment, it could benefit the sales of shares, the Distributor may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.

DISTRIBUTION EXPENSES UNDER RULE 12b-1

The Fund bears some of the costs of selling its Class A, Class B, and, when applicable, Class C shares, or Institutional Service shares, including certain advertising, marketing and shareholder service expenses, pursuant to Rule 12b-1 of the 1940 Act. These "12b-1 fees" or "distribution fees" are indirectly paid by the shareholder, as shown by the Fund's expense table in the prospectus.

Under the Distribution Plans (each a "Plan," together, the "Plans") that the Fund has adopted for its, Class A, Class B, and, when applicable, Class C shares, or Institutional Service shares, the Fund may incur expenses for distribution costs up to a maximum annual percentage of the average daily net assets attributable to a class, as follows:


     Class A             0.75%*
     Class B             1.00%
     Class C             1.00%
Institutional Service    0.35%*

*Currently limited to 0.25% or less. See the expense table in the prospectus of the Fund in which you are interested.

Of the amounts above, each class may pay under its Plan a maximum service fee of 0.25% to compensate organizations, which may include the Fund's investment advisor or its affiliates, for personal services provided to shareholders and the maintenance of shareholder accounts. The Fund may not, during any fiscal period, pay distribution or service fees greater than the amounts above.

        Amounts paid under the Plans are used to compensate the Distributor pursuant to Distribution Agreements (each an "Agreement," together, the "Agreements") that the Fund has entered into with respect to its Class A, Class B and, if applicable, Class C shares. The compensation is based on a maximum annual percentage of the average daily net assets attributable to a class, as follows:


Class A                  0.25%*
Class B                  1.00%
Class C                  1.00%

*May be lower. See the expense table in the prospectus of the Fund in which you are interested.

The Agreements provide that the Distributor will use the distribution fees received from the Fund for the following purposes:

        (1)     to compensate broker-dealers or other persons for distributing

Fund shares;
(2) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders; and

(3) to otherwise promote the sale of Fund shares.

The Agreements also provide that the Distributor may use distribution fees to make interest and principal payments in respect of amounts that have been financed to pay broker-dealers or other persons for distributing Fund shares. The Distributor may assign its rights to receive compensation under the Plans to secure such financings. FUNB or its affiliates may finance payments made by the Distributor to compensate broker-dealers or other persons for distributing shares of the Fund.

In the event the Fund acquires the assets of another mutual fund, compensation paid to the Distributor under the Agreements may be paid by the Fund's Distributor to the acquired fund's distributor or its predecessor.

Since the Distributor's compensation under the Agreements is not directly tied to the expenses incurred by the Distributor, the compensation received by it under the Agreements during any fiscal year may be more or less than its actual expenses and may result in a profit to the Distributor. Distribution expenses incurred by the Distributor in one fiscal year that exceed the compensation paid to the Distributor for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

        Distribution fees are accrued daily and paid at least monthly on Class A, Class B and Class C shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, while at the same time permitting the Distributor to compensate broker-dealers in connection with the sale of such shares. In this regard, the purpose and function of the combined contingent deferred sales charge and distribution services fee on the Class B shares are the same as those of the front-end sales charge and distribution fee with respect to the Class A shares in that in each case the sales charge and/or distribution fee provide for the financing of the distribution of the Fund's shares.
        Under the Plans, the Treasurer of the Trust reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

        The investment advisor may from time to time from its own funds or such other resources as may be permitted by rules of the Securities and Exchange Commission ("SEC") make payments for distribution services to the Distributor;

the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

        Each Plan and the Agreement will continue in effect for successive 12-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust.

        The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B, Class C and Institutional Service shares. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to the Fund and holders of Class A, Class B, Class C and Institutional Service shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B, Class C and Institutional shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B, Class C and Institutional Service shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B, Class C and Institutional Service shares.

        In the event that the Plan or Distribution Agreement is terminated or not continued with respect to one or more classes of the Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to that class or classes, and
(ii) the Fund would not be obligated to pay the Distributor for any amounts expended under the Distribution Agreement not previously recovered by the Distributor from distribution services fees in respect of shares of such class or classes through deferred sales charges.

        All material amendments to any Plan or Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Distribution Agreement may not be amended in order to increase materially the costs that a particular class of shares of the Fund may bear pursuant to the Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding voting shares of the class affected. Any Plan or Distribution Agreement may be terminated (I) by the Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by class or by a majority vote of the Independent Trustees, or (ii) by the Distributor. To terminate any Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to the Distributor. Any Distribution Agreement will terminate automatically in the event of its assignment. For more information about 12b-1 fees, see "Expenses" in the prospectus and "12b-1 Fees" under "Expenses" in Part 1 of this SAI.

        TAX INFORMATION

Requirements for Qualifications as a Regulated Investment Company

        The Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, the Fund must, among other things, (I) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year, (a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, the Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on the Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting such distribution requirements.

Taxes on Distributions

     Unless the Fund is a municipal bond fund, distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date.

        To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net taxable investment income plus net realized short-term capital gains, if any). The Fund will include dividends it receives from domestic corporations when the Fund calculates its gross investment income. Unless the Fund is a municipal bond fund or U.S. Treasury money market fund, it anticipates that all or a portion of the ordinary dividends which it pays will qualify for the 70% dividends-received deduction for corporations. The Fund will inform shareholders of the amounts that so qualify. If the Fund is a municipal bond fund or U.S. Treasury money market fund, none of its income will consist of corporate dividends; therefore, none of its distributions will qualify for the 70% dividends-received deduction for corporations.

        From time to time, the Fund will distribute the excess of its net long-term capital gains over its short-term capital loss to shareholders (i.e., capital gain dividends). For federal tax purposes, shareholders must include such capital gain dividends when calculating their net long-term capital gains. Capital gain dividends are taxable as net long-term capital gains to a shareholder, no matter how long the shareholder has held the shares.

     Distributions by the Fund reduce its NAV. A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder may incur taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

     All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult a tax advisor to determine the state and local tax implications of Fund distributions.

     If more than 50% of the value of the Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Fund's investments. The shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

Special Tax Information for Municipal Bond Fund Shareholders

The Fund expects that substantially all of its dividends will be "exempt interest dividends," which should be treated as excludable from federal gross income. In order to pay exempt interest dividends, at least 50% of the value of the Fund's assets must consist of federally tax-exempt obligations at the close of each quarter. An exempt interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal obligation interest and designated as an exempt interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year. The percentage of the total dividends paid by the Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

Any shareholder of the Fund who may be a "substantial user" (as defined by the Code) of a facility financed with an issue of tax-exempt obligations or a "related person" to such a user should consult his tax advisor concerning his qualification to receive exempt interest dividends should the Fund hold obligations financing such facility.

        Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, the Fund's exempt interest dividends, while otherwise tax-exempt, will be treated as a tax preference item for alternative minimum tax purposes. Corporate shareholders should also be aware that the receipt of exempt interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code (relating to "adjusted current earnings").

Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt interest dividends. Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt interest dividends and the taxable distributions out of the Fund's investment income and long-term capital gains received by the shareholder.

Taxes on The Sale or Exchange of Fund Shares

        Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than 12 months is generally subject to a maximum federal income tax rate of 20% for an individual. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a 61-day period beginning 30 days before and ending 30 days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt interest dividends on such shares. Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

        Shareholders who fail to furnish their taxpayer identification numbers to the Fund and to certify as to its correctness and certain other shareholders may be subject to a 31% federal income tax backup withholding requirement on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.

Other Tax Considerations

        The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of the Fund. Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.

BROKERAGE

Brokerage Commissions

If the Fund invests in equity securities, it expects to buy and sell them through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

If the Fund invests in fixed income securities, it expects to buy and sell them directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When the Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

Selection of Brokers

When buying and selling portfolio securities, the advisor seeks brokers who can provide the most benefit to the Fund. When selecting a broker, the investment advisor will primarily look for the best price at the lowest commission, but in the context of the broker's:

1.      ability to provide the best net financial result to the Fund;
2.      efficiency in handling trades;
3.      ability to trade large blocks of securities;
4.      readiness to handle difficult trades;
5.      financial strength and stability; and
6. provision of "research services," defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and
(b) other information useful in making investment decisions.

The Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above. Pursuant to Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided. Research services provided by a broker to the investment advisor do not replace, but supplement, the services the investment advisor is required to deliver to the Fund. It is impracticable for the investment advisor to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

When selecting a broker for portfolio trades, the investment advisor may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.

If the Fund is advised by EAMC, Lieber & Company, an affiliate of EAMC and a member of the New York and American Stock Exchanges, will to the extent practicable effect substantially all of the portfolio transactions effected on those exchanges for the Fund.

Simultaneous Transactions

The investment advisor makes investment decisions for the Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the investment advisor to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The investment advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Fund, but the ideal price or trading volume may not always be achieved for the Fund.

ORGANIZATION

Description of Shares

        The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

Voting Rights

        Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of "NAV"applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of the Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

        After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law (for such reasons as electing or removing Trustees, changing fundamental policies, and approving advisory agreements or 12b-1 plans), unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

Limitation of Trustees' Liability

        The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

Banking Laws

The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered, open-end investment companies such as the Trust. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment advisor, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer, FUNB and its affiliates are subject to, and in compliance with, the aforementioned laws and regulations.

Changes to applicable laws and regulations or future judicial or administrative decisions could result in FUNB and its affiliates being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of the Fund by its customers. If FUNB and its affiliates were prevented from continuing to provide for services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon the Fund's shareholders to approve a new investment advisor. If this were to occur, it is not anticipated that the shareholders of the Fund would suffer any adverse financial consequences.

        INVESTMENT ADVISORY AGREEMENT

        On behalf of the Fund, the Trust has entered into an investment advisory agreement with the Fund's investment advisor (the "Advisory Agreement"). Under the Advisory Agreement, and subject to the supervision of the Trust's Board of Trustees, the investment advisor furnishes to the Fund (unless the Fund is Masters ) investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The investment advisor pays for all of the expenses incurred in connection with the provision of its services.


        If the Fund is Masters, the Advisory Agreement is similar to the above except that the investment advisor selects sub-advisors (hereinafter referred to as "Managers") for the Fund and monitors each Manager's investment program and results. The investment advisor has primary responsibility under the multi-manager strategy to oversee the Managers, including making recommendations to the Trust regarding the hiring, termination and replacement of Managers.

        The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) applicable costs and expenses under the Distribution Plan (as described above) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of the Fund. For information on advisory fees paid by the Fund, see "Expenses" in Part 1 of this SAI.

        The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

Managers (Masters only)

Masters' investment program is based upon the investment advisor's multi-manager concept. The investment advisor allocates the Fund's portfolio assets on an equal basis among a number of investment management organizations - currently four in number - each of which employs a different investment style, and periodically rebalances the Fund's portfolio among the Managers so as to maintain an approximate equal allocation of the portfolio among them throughout all market cycles. Each Manager provides these services under a Portfolio Management Agreement. Each Manager has discretion, subject to oversight by the Trustees and the investment advisor, to purchase and sell portfolio assets consistent with the Fund's investment objectives, policies and restrictions and specific investment strategies developed by the investment advisor. The Fund's current Managers are Evergreen Asset Management Corp., MFS Institutional Advisors, Inc. ("MFS"), OppenheimerFunds, Inc. ("Oppenheimer") and Putnam Investment Management, Inc. ("Putnam").

The Trust and FUNB have filed an exemptive application with, and expect in the near future to receive an order from, the SEC that will permit the investment advisor to employ a "manager of managers" strategy in connection with its management of the Fund. The exemptive order will permit the investment advisor, subject to certain conditions, and without shareholder approval, to: (a) select new Managers who are unaffiliated with the investment advisor with the approval of the Trust's Board of Trustees; (b) change the material terms of the Portfolio Management Agreements with the Managers; and (c) continue the employment of a Manager after an event which would otherwise cause the automatic termination of a Portfolio Management Agreement. Shareholders

would be notified of any Manager changes. Shareholders have the right to terminate arrangements with a Manager by vote of a majority of the outstanding shares of the Fund. The order also will permit the Fund to disclose the Managers' fees only in the aggregate.

Transactions Among Advisory Affiliates

        The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit the Fund to buy or sell securities from another investment company for which a subsidiary of First Union Corporation is an investment advisor. The Rule 17a-7 Procedures also allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of First Union Corporation is an investment advisor. The Fund may engage in such transaction if it is equitable to each participant and consistent with each participant's investment objective.

        MANAGEMENT OF THE TRUST

The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services. See "Expenses-Trustee Compensation" in Part 1 of this SAI.

The Trust has an Executive Committee which consists of the Chairman of the Board, James Howell, and Messrs. Scofield and Salton, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board meetings and acts on routine matters between scheduled Board meetings.

        Set forth below are the Trustees and officers of the Trust and their principal occupations and affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen Fund complex, other than Evergreen Variable Trust of which Messrs. Howell, Salton and Scofield are the only Trustees.

                                                  Principal Occupations
Name                     Position with Trust      for Last Five Years
Laurence B. Ashkin       Trustee


(DOB: 2/2/28)                                     Real estate  developer and
                                                  construction  consultant; and
                                                  President of Centrum
                                                  Equities and Centrum
                                                  Properties, Inc.

Charles A. Austin III    Trustee                 Investment Counselor to
 DOB: (10/23/34)                                 Appleton Partners, Inc.;former
                                                 Director, Executive Vice
                                                 President and Treasurer,
                                                 State Street Research &
                                                 Management Company (investment
                                                 advice);  Director,  The
                                                 Andover Companies (Insurance);
                                                 and Trustee,  Arthritis
                                                 Foundation of New England

K. Dun Gifford           Trustee                 Trustee, Treasurer and
(DOB: 10/12/38)                                  Chairman of the Finance
                                                 Committee,  Cambridge  College;
                                                 Chairman Emeritus and Director,
                                                 American  Institute of Food and
                                                 Wine;  Chairman and  President,
                                                 Oldways     Preservation    and
                                                 Exchange   Trust   (education);
                                                 former  Chairman  of the Board,
                                                 Director,  and  Executive  Vice
                                                 President,  The London  Harness
                                                 Company;     former    Managing
                                                 Partner,    Roscommon   Capital
                                                 Corp.;  former Chief  Executive
                                                 Officer,  Gifford Gifts of Fine
                                                 Foods;     former     Chairman,
                                                 Gifford,  Drescher & Associates
                                                 (environmental consulting)

James S. Howell          Chairman of the         Former Chairman of the
(DOB: 8/13/24)           Board of Trustees       Distrubution Foundation for
                                                 the Carolinas; and former Vice
                                                 President of Lance Inc.
                                                 (food manufacturing)

Leroy Keith, Jr.         Trustee                 Chairman of the Board and
(DOB: 2/14/39)                                   Chief  Executive  Officer,
                                                 Carson    Products     Company;
                                                 Director   of   Phoenix   Total
                                                 Return Fund and Equifax,  Inc.;
                                                 Trustee of Phoenix Series Fund,
                                                 Phoenix Multi-  Portfolio Fund,
                                                 and The Phoenix Big Edge Series
                                                 Fund;  and  former   President,
                                                 Morehouse College.


Gerald M. McDonnell      Trustee                 Sales Representative with
(DOB: 7/14/39)                                   Nucor-Yamoto, Inc.
                                                 (steel producer).




Thomas  L. McVerry       Trustee               Former Vice President and
(DOB: 8/2/39)                                  Director of Rexham Corporation
                                               (manufacturing); and former
                                               Director of Carolina
                                               Cooperative Federal Credit Union.


William Walt  Pettit     Trustee               Partner in the law firm of
(DOB: 8/26/55)                                 William Walt Pettit, P.A.




David M. Richardson      Trustee             Vice Chair and former Executive
(DOB: 9/14/41)                               Vice President, DHR International,
                                             Inc. (executive recruitment);
                                             former Senior Vice President,
                                             Boyden International Inc.
                                             (executive recruitment); and
                                             Director, Commerce and Industry
                                             Association of New Jersey,
                                             411 International, Inc., and J&M
                                             Cumming Paper Co.



Russell A.Salton, III MD  Trustee            Medical Director, U.S. Health Care/
 (DOB: 6/2/47)                               Aetna Health Services; former

                                             Managed Health Care Consultant;
                                             and former President, Primary
                                             Physician Care.



Michael S. Scofield     Trustee               Attorney, Law Offices of Michael
 DOB: 2/20/43)                                S. Scofield.





Richard J. Shima        Trustee                Former Chairman,  Environmental
(DOB: 8/11/39)                                 Warranty,  Inc. (insurance
                                               agency);   Executive  Consultant,
                                               Drake Beam Morin, Inc. (executive
                                               outplacement);     Director    of
                                               Connecticut      Natural      Gas
                                               Corporation,  Hartford  Hospital,
                                               Old  State   House   Association,
                                               Middlesex     Mutual    Assurance
                                               Company,  and  Enhance  Financial
                                               Services, Inc.; Chairman,Board of
                                               Trustees,    Hartford    Graduate
                                               Center; Trustee, Greater Hartford
                                               YMCA;   former   Director,   Vice
                                               Chairman  and  Chief   Investment
                                               Officer,The             Travelers
                                               Corporation;    former   Trustee,
                                               Kingswood   Oxford   School   and
                                               former   Managing   Director  and
                                               Consultant, Russell Miller, Inc.

William J. Tomko*      President and           Executive Vice President/
(DOB:8/30/58)          Treasurer               Operations, BISYS Fund Services.




Nimish S. Bhatt*         Vice President and      Vice President, Tax, BISYS
(DOB: 6/6/63)            Assistant Treasurer     Fund Services; former
                                                 Assistant Vice President,
                                                 EAMC/First Union Bank;
                                                 former Senior Tax
                                                 Consulting/Acting Manager,
                                                 Investment Companies Group,

                                                 PricewaterhouseCoopers LLP,
                                                 New York


Bryan Haft*              Vice President        Team Leader, Fund Administration
(DOB: 1/23/65)                                  BISYS Fund Services.



Michael H. Koonce        Secretary              Senior Vice President and
(DOB: 4/20/60)                                  Assistant General Counsel,
                                                First Union Corporation;  former
                                                Senior   Vice    President   and
                                                General    Counsel,     Colonial
                                                Management Associates, Inc.


*Address: BISYS, 3435 Stelzer Road, Columbus, Ohio 43219-8001

CORPORATE AND MUNICIPAL BOND RATINGS

The Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations the Fund intends to purchase or already owns. A rating is an opinion of an issuer's ability to pay interest and/or principal when due. Ratings reflect an issuer's overall financial strength and whether it can meet its financial commitments under various economic conditions.

If a security held by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

The principal rating services, commonly used by the Fund and investors generally, are S&P and Moody's. The Fund may also rely on ratings provided by Fitch. Rating systems are similar among the different services. As an example, the chart below compares basic ratings for long-term bonds. The "Credit Quality" terms in the chart are for quick reference only. Following the chart are the specific definitions each service provides for its ratings.

COMPARISON OF LONG-TERM BOND RATINGS

MOODY'S        S&P         FITCH        Credit Quality
Aaa            Aaa         Aaa          Excellent Quality (lowest risk)
Aa             AA          AA           Almost Excellent Quality (very low risk)
A               A          A            Good Quality (low risk)
Baa            BBB         BBB          Satisfactory Quality (some risk)
Ba             BB          BB           Questionable Quality (definite risk)
B              B           B            Low Quality (high risk)

Caa/Ca/C       CCC/CC/C   CCC/CC/C      In or Near Default
               D          DDD/DD/D      In Default


CORPORATE BONDS

LONG-TERM RATINGS

Moody's Corporate Long-Term Bond Ratings

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e. they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.


S&P  Corporate Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

 On the day an interest and/or principal payment is due and is not paid. An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or upon voluntary bankruptcy filing or similar action. An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Corporate Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D      Default.  Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, DD indicates expected recovery of 50%-90% of such outstandings, and D the lowest recovery potential, i.e. below 50%.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.

CORPORATE SHORT-TERM RATINGS

Moody's Corporate Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics.

- --  Leading market positions in well-established industries.

- --  High rates of return on funds employed.
- -- Conservative capitalization structure with moderate reliance on debt and ample asset protection. -- Broad margins in earnings coverage of fixed financial changes and high internal cash generation. -- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P Corporate Short-Term Obligation Ratings

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

 On the day an interest and/or principal payment is due and is not paid. An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or upon voluntary bankruptcy filing or similar action, An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Fitch Corporate Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature. F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D Default. Denotes actual or imminent payment default.

MUNICIPAL BONDS

LONG-TERM RATINGS

Moody's Municipal Long-Term Bond Ratings

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge" Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper- medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P Municipal Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Municipal Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. DD designates lower recovery potential and D the lowest.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.


SHORT-TERM MUNICIPAL RATINGS

Moody's Municipal Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidence by many of the following characteristics.

- --  Leading market positions in well-established industries.
- --  High rates of return on funds employed.
- -- Conservative capitalization structure with moderate reliance on debt and ample asset protection. -- Broad margins in earnings coverage of fixed financial changes and high internal cash generation. -- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's Municipal Short-Term Loan Ratings

MIG 1 This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3 This designation denotes favorable quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well established.

SG This designation denotes speculative quality. Debt instruments in this category may lack margins of protection.

S&P Commercial Paper Ratings

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated B are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

S&P Municipal Short-Term Obligation Ratings

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2   Satisfactory   capacity  to  pay  principal   and  interest,   with  some
vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Fitch Municipal Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D Default. Denotes actual or imminent payment default.

        ADDITIONAL INFORMATION

        Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

        No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, SAI or in supplemental sales literature issued by the Fund or the Distributor, and no person is entitled to rely on any information or representation not contained therein.

        The Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.

                       STATEMENT OF ADDITIONAL INFORMATION

                            THE TATTERSALL BOND FUNDS

                            The Tattersall Bond Fund
                       The Tattersall Short Term Bond Fund


                                 August 1, 1998
                            Revised December 31, 1998

                                    Series of
                          WILLIAMSBURG INVESTMENT TRUST
                          312 Walnut Street, 21st Floor
                             Cincinnati, Ohio 45202
                            Telephone 1-800-443-4249


                                TABLE OF CONTENTS
                                -----------------

INVESTMENT OBJECTIVES AND POLICIES..........................................   2
DESCRIPTION OF BOND RATINGS.................................................   5
INVESTMENT LIMITATIONS......................................................   8
TRUSTEES AND OFFICERS.......................................................  10
INVESTMENT ADVISOR..........................................................  15
ADMINISTRATOR...............................................................  16
OTHER SERVICES..............................................................  16
BROKERAGE...................................................................  17
SPECIAL SHAREHOLDER SERVICES................................................  18
PLAN OF DISTRIBUTION........................................................  19
PURCHASE OF SHARES..........................................................  20
REDEMPTION OF SHARES........................................................  21
NET ASSET VALUE DETERMINATION...............................................  22
ALLOCATION OF TRUST EXPENSES................................................  22
ADDITIONAL TAX INFORMATION..................................................  22
CAPITAL SHARES AND VOTING...................................................  24
CALCULATION OF PERFORMANCE DATA.............................................  25
FINANCIAL STATEMENTS AND REPORTS............................................  27

This Statement of Additional Information is not a prospectus and should only be read in conjunction with the Prospectus of The Tattersall Bond Funds (the "Funds") dated August 1, 1998, as revised December 31, 1998. The Prospectus may be obtained from the Funds, at the address and phone number shown above, at no charge.



                       INVESTMENT OBJECTIVES AND POLICIES

All information contained herein applies to both The Tattersall Bond Fund (the "Bond Fund") and The Tattersall Short Term Bond Fund (the "Short Term Fund") unless otherwise noted.

The investment objectives and policies of the Funds are described in the Prospectus. Supplemental information about these policies is set forth below. Certain capitalized terms used herein are defined in the Prospectus.

REPURCHASE AGREEMENTS. The Funds may acquire U.S. Government Securities subject to repurchase agreements. A repurchase transaction occurs when, at the time a Fund purchases a security (normally a U.S. Treasury obligation), it also resells it to the vendor (normally a member bank of the Federal Reserve System or a registered Government Securities dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future. Such securities, including any securities so substituted, are referred to as the "Repurchase Securities." The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect.

The majority of these transactions run day to day and the delivery pursuant to the resale typically will occur within one to five days of the purchase. The Funds' risk is limited to the ability of the vendor to pay the agreed upon sum upon the delivery date; in the event of bankruptcy or other default by the vendor, there may be possible delays and expenses in liquidating the instrument purchased, decline in its value and loss of interest. These risks are minimized when the Funds hold a perfected security interest in the Repurchase Securities and can therefore sell the instrument promptly. Under guidelines issued by the Trustees, the Advisor will carefully consider the creditworthiness during the term of the repurchase agreement. Repurchase agreements are considered as loans collateralized by the Repurchase Securities, such agreements being defined as "loans" under the Investment Company Act of 1940 (the "1940 Act"). The return on such "collateral" may be more or less than that from the repurchase agreement. The market value of the resold securities will be monitored so that the value of the "collateral" is at all times as least equal to the value of the loan, including the accrued interest earned thereon. All Repurchase Securities will be held by the Funds' custodian either directly or through a securities depository.

SECURITIES OF UNSEASONED COMPANIES. The securities of unseasoned companies (those in business less than three years, including predecessors and, in the case of bonds, guarantors) may have a limited trading market, which may adversely affect disposition. If other investors attempt to dispose of such holdings when the Funds desire to do so, the Funds could receive lower prices than might otherwise be obtained. Because of the increased risk over larger, better known companies, each Fund limits its investments in the securities of unseasoned issuers to no more than 5% of its total assets.

U.S. GOVERNMENT SECURITIES. Each Fund may invest in debt obligations which are issued or guaranteed by the U.S. Government, its agencies and instrumentalities ("U.S. Government Securities") as described herein. U.S. Government Securities include the following securities: (1) U.S. Treasury obligations of various interest rates, maturities and issue dates, such as U.S. Treasury bills (mature in one year or less), U.S. Treasury notes (mature in one to seven years), and U.S. Treasury bonds (mature in more than seven years), the payments of principal and interest of which are all backed by the full faith and credit of the U.S. Government; (2) obligations issued or guaranteed by U.S. Government agencies or instrumentalities, some of which are backed by the full faith and credit of the U.S. Government, e.g., obligations of the Government National Mortgage Association ("GNMA"), the Farmers Home Administration and the Export Import Bank; some of which do not carry the full faith and credit of the U.S. Government but which are supported by the right of the issuer to borrow from the U.S. Government, e.g., obligations of the Tennessee Valley Authority, the U.S. Postal Service, the Federal National Mortgage Association ("FNMA"), and the Federal Home Loan Mortgage Corporation ("FHLMC"); and some of which are backed only by the credit of the issuer itself, e.g., obligations of the Student Loan Marketing Association, the Federal Home Loan Banks and the Federal Farm Credit Bank; and (3) any of the foregoing purchased subject to repurchase agreements as described herein. The Funds do not intend to invest in "zero coupon" Treasury securities. The guarantee of the U.S. Government does not extend to the yield or value of the Funds' shares.

Obligations of GNMA, FNMA and FHLMC may include direct pass-through "Certificates," representing undivided ownership interests in pools of mortgages. Such Certificates are guaranteed as to payment of principal and interest (but not as to price and yield) by the U.S. Government or the issuing agency. Mortgage Certificates are subject to more rapid prepayment than their stated maturity date would indicate; their rate of prepayment tends to accelerate during periods of declining interest rates and, as a result, the proceeds from such prepayments may be reinvested in instruments which have lower yields. To the extent such securities were purchased at a premium, such prepayments could result in capital losses. The U.S. Government does not guarantee premiums and market value of U.S. Government Securities.

DESCRIPTION OF MONEY MARKET INSTRUMENTS. Money market instruments may include U.S. Government Securities or corporate debt obligations (including those subject to repurchase agreements) as described herein, provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Funds. Money market instruments also may include Bankers' Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper and Variable Amount Demand Master Notes ("Master Notes"). BANKERS' ACCEPTANCES are time drafts drawn on and "accepted" by a bank, are the customary means of effecting payment for merchandise sold in import-export transactions and are a source of financing used extensively in international trade. When a bank "accepts" such a time draft, it assumes liability for its payment. When the Funds acquire a Bankers' Acceptance, the bank which "accepted" the time draft is liable for payment of interest and principal when due. The Bankers' Acceptance, therefore, carries the full faith and credit of such bank. A CERTIFICATE OF DEPOSIT ("CD") is an unsecured interest-bearing debt obligation of a bank. CDs acquired by the Funds would generally be in amounts of $100,000 or more. COMMERCIAL PAPER is an unsecured, short-term debt obligation of a bank, corporation or other borrower. Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Funds will invest in Commercial Paper only if it is rated in the highest rating category by any nationally recognized statistical rating organization ("NRSRO") or, if not rated, the issuer must have an outstanding unsecured debt issue rated in the three highest categories by any NRSRO or, if not so rated, be of equivalent quality in the Advisor's assessment. Commercial Paper may include Master Notes of the same quality. MASTER NOTES are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by the Funds only through the Master Note program of the Funds' custodian, acting as administrator thereof. The Advisor will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Funds.

FORWARD COMMITMENT AND WHEN-ISSUED SECURITIES. The Funds may purchase securities on a when-issued basis or for settlement at a future date if the Funds hold sufficient assets to meet the purchase price. In such purchase transactions the Funds will not accrue interest on the purchased security until the actual settlement. Similarly, if a security is sold for a forward date, the Funds will accrue the interest until the settlement of the sale. When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale. As a result, the exposure to the counterparty of the purchase or sale is increased. Although the Funds would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, the Funds may sell such a security prior to the settlement date if the Advisor felt such action was appropriate. In such a case, the Funds could incur a short-term gain or loss.

RESTRICTED SECURITIES. Each Fund may purchase securities that are not registered ("restricted securities") under the 1933 Act, but can be offered and sold to "qualified institutional buyers" under Rule 144A of the 1933 Act. However, a Fund will not invest more than 10% of its assets in illiquid investments, which includes securities that are not readily marketable and restricted securities, unless the Board of Trustees determines, based upon a continuing review of the trading markets for the specific restricted security, that such restricted securities are liquid. The Board of Trustees may adopt guidelines and delegate to the Advisor the daily function of determining and monitoring liquidity of restricted securities. It is not possible to predict with accuracy how the markets for certain restricted securities will develop. Investing in restricted securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Each Fund currently intends to limit its investments in restricted securities to no more than 5% of its net assets.

                           DESCRIPTION OF BOND RATINGS

The various ratings used by the NRSROs are described below. A rating by an NRSRO represents the organization's opinion as to the credit quality of the security being traded. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Advisor believes that the quality of fixed-income securities in which the Funds may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one NRSRO, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the NRSROs from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S BOND RATINGS:

     Aaa: Bonds rated Aaa are judged to be of the best quality. These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements that make the long term risks appear somewhat larger than in Aaa securities.

     A: Bonds rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

     Baa: Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Moody's applies numerical modifiers (1,2 and 3) with respect to bonds rated Aa, A and Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S BOND RATINGS:

     AAA: This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA: Bonds rated AA also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

     A: Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

DESCRIPTION OF FITCH INVESTORS SERVICE INC.'S BOND RATINGS:

     AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

     A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within a rating category.

DESCRIPTION OF DUFF & PHELPS CREDIT RATING CO.'S BOND RATINGS:

     AAA: This is the highest rating credit quality. The risk factors are negligible, being only slightly more than for risk- free U.S. Treasury debt.

     AA: Bonds rated AA are considered to be of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

     A: Bonds rated A have average protection factors. However risk factors are more variable and greater in periods of economic stress.

     BBB: Bonds rated BBB have below average protection factors, but are considered sufficient for prudent investment. There is considerable variability in risk during economic cycles.

                             INVESTMENT LIMITATIONS

The Funds have adopted the following investment limitations, in addition to those described in the Prospectus, which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Funds. A "majority" for this purpose, means the lesser of (i) 67% of a Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented, or (ii) more than 50% of its outstanding shares.

Under these limitations, each Fund MAY NOT:

(1) Invest more than 5% of the value of its total assets in the securities of any one issuer or acquire more than 10% of the outstanding voting securities of any one issuer (except that securities of the U.S. Government, its agencies or instrumentalities are not subject to these limitations);

(2) Invest 25% or more of the value of its total assets in any one industry or group of industries (except that securities of the U.S. Government, its agencies and instrumentalities are not subject to these limitations);

(3) Invest in the securities of any issuer if any of the officers or trustees of the Trust or its Advisor who own beneficially more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of the outstanding securities of such issuer;

(4) Invest for the purpose of exercising control or management of another issuer;

(5) Invest in interests in real estate, real estate mortgage loans, oil, gas or other mineral exploration or development programs, except that the Funds may invest in the securities of companies (other than those which are not readily marketable) which own or deal in such things, and the Funds may invest in certain mortgage backed securities as described in the Prospectus under "Investment Objectives, Investment Policies and Risk Considerations";

(6) Underwrite securities issued by others, except to the extent a Fund may be deemed to be an underwriter under the federal securities laws in connection with the disposition of portfolio securities;

(7) Purchase securities on margin (but the Funds may obtain such short-term credits as may be necessary for the clearance of transactions);

(8) Make short sales of securities or maintain a short position, except short sales "against the box." (A short sale is made by selling a security the Fund does not own. A short sale is "against the box" to the extent the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short.);

(9) Participate on a joint or joint and several basis in any trading account in securities;

(10) Purchase real estate or interests in real estate, except that securities in which the Funds invest may themselves have investment in real estate or interests in real estate (the Funds do invest in securities composed of mortgages against real estate);

(11) Invest more than 10% of the value of its net assets in the aggregate in illiquid securities (potentially including repurchase agreements with a maturity of greater than 7 days, Interest Only or Principal Only securities, and mortgage backed strips which may not be readily marketable); or

(12) Write, purchase or sell puts, calls or combinations thereof, or purchase or sell commodities, commodities contracts, futures contracts or related options, or purchase, sell or write warrants.

Percentage restrictions stated as an investment policy or investment limitation apply at the time of investment; if a later increase or decrease in percentage beyond the specified limits results from a change in securities values or total assets, it will not be considered a violation.

While the Funds have reserved the right to make short sales "against the box" (limitation number 8, above), the Advisor has no present intention of engaging in such transactions at this time or during the coming year.

                              TRUSTEES AND OFFICERS

Following are the Trustees and executive officers of the Williamsburg Investment Trust (the "Trust"), their present position with the Trust or Funds, age, principal occupation during the past 5 years and their aggregate compensation from the Trust for the fiscal year ended March 31, 1998:

Name, Position,                                           Principal Occupation                          Compensation
Age  and Address                                          During Past 5 Years                           From the Trust
- ------------------                                        --------------------                          --------------
Austin Brockenbrough III (age 61)                         President and Managing                               None
Trustee**                                                 Director of Lowe, Brockenbrough
President                                                 & Company, Inc.,
The Jamestown International Equity                        Richmond, Virginia;
The Jamestown Tax Exempt Virginia Fund                    Director of Tredegar Industries,
6620 West Broad Street                                    Inc. (plastics manufacturer) and
Suite 300                                                 Wilkinson O'Grady & Co. Inc.
Richmond, Virginia  23230                                 (global asset manager); Trustee
                                                          of University of Richmond

John T. Bruce (age 44)                                    Principal of                                         None
Trustee and Chairman**                                    Flippin, Bruce & Porter, Inc.,
Vice President                                            Lynchburg, Virginia
FBP Contrarian Balanced Fund
FBP Contrarian Equity Fund
800 Main Street
Lynchburg, Virginia 24504

Charles M. Caravati, Jr. (age 61)                         Physician                                          $9,000
Trustee**                                                 Dermatology Associates of
5600 Grove Avenue                                         Virginia, P.C.,
Richmond, Virginia   23226                                Richmond, Virginia

J. Finley Lee (age 58)                                    Julian Price Professor Emeritus of                 $9,000





Trustee                                                   Business Administration
614 Croom Court                                           University of North Carolina,
Chapel Hill, North Carolina 27514                         Chapel Hill, North Carolina;
                                                          Director of Montgomery Indemnity
                                                          Insurance Co.; Trustee of Albemarle
                                                          Investment Trust (registered
                                                          investment company)

Richard Mitchell (age 49)                                 Principal of                                         None
Trustee**                                                 T. Leavell &  Associates, Inc.,
President                                                 Mobile, Alabama
The Government Street Bond Fund
The Government Street Equity Fund
The Alabama Tax Free Bond Fund
150 Government Street
Mobile, Alabama  36602

                                     - 10 -


Richard L. Morrill (age 59)                               Chancellor,                                        $9,000
Trustee                                                   University of Richmond,
7000 River Road                                           Richmond, Virginia;
Richmond, Virginia  23229                                 Director of Tredegar
                                                          Industries, Inc.

Harris V. Morrissette (age 38)                            President of                                       $8,000
Trustee                                                   Marshall Biscuit Co. Inc.,
1500 S. Beltline Hwy.                                     Mobile, Alabama;
Mobile, Alabama   36693                                   Chairman of Azalea Aviation, Inc.
                                                          (airplane fueling); Director of
                                                          South Alabama Bank and
                                                          South Alabama Bancorporation

Fred T. Tattersall (age 49)                               Managing Director of                                 None
Trustee**                                                 Tattersall Advisory Group, Inc.,
President                                                 Richmond, Virginia
The Tattersall Bond Fund
The Tattersall Short Term Bond Fund
6802 Paragon Place
Suite 200
Richmond, Virginia  23230

Erwin H. Will, Jr. (age 65)                               Chief Investment Officer of                        $6,500
Trustee                                                   Virginia Retirement System,
P.O. Box 2500                                             Richmond, Virginia
Richmond, Virginia 23218

Samuel B. Witt III (age 62)                               Senior Vice President and                          $9,000
Trustee                                                   General Counsel of Stateside
2300 Clarendon Blvd.                                      Associates, Inc., Arlington,
Suite 407                                                 Virginia; Director of The Swiss
Arlington, Virginia 22201                                 Helvetia Fund, Inc. (closed-end
                                                          investment company)

John P. Ackerly IV (age 35)                               Portfolio Manager of
Vice President                                            Davenport & Company LLC,
The Davenport Equity Fund                                 Richmond, Virginia;
One James Center, 901 E. Cary St.                         prior to February 1994, a
Richmond, Virginia  23219                                 Portfolio Manager with
                                                          Central Fidelity Bank

Joseph L. Antrim III (age 53)                             Executive Vice President of
President                                                 Davenport & Company LLC,
The Davenport Equity Fund                                 Richmond, Virginia
One James Center, 901 E. Cary St.
Richmond, Virginia  23219

                                     - 11 -


Charles M. Caravati III (age 32)                          Portfolio Manager of
Vice President                                            Lowe, Brockenbrough & Company, Inc.,
The Jamestown International Equity Fund                   Richmond, Virginia
6620 West Broad Street
Suite 300
Richmond, Virginia 23230

John M. Flippin (age 56)                                  Principal of
President                                                 Flippin, Bruce & Porter, Inc.,





FBP Contrarian Balanced Fund                              Lynchburg, Virginia
FBP Contrarian Equity Fund
800 Main Street
Lynchburg, Virginia  24504

Timothy S. Healey (age 45)                                Principal of
Vice President                                            T. Leavell & Associates, Inc.,
The Alabama Tax Free Bond Fund                            Mobile, Alabama
150 Government Street
Mobile, Alabama 36602

J. Lee Keiger III (age 43)                                First Vice President and Chief Financial
Vice President                                            Officer of Davenport & Company LLC,
The Davenport Equity Fund                                 Richmond, Virginia
One James Center, 901 E. Cary St.
Richmond, Virginia  23219

R. Gregory Porter, III (age 57)                           Principal of
Vice President                                            Flippin, Bruce & Porter, Inc.,
FBP Contrarian Balanced Fund                              Lynchburg, Virginia
FBP Contrarian Equity Fund
800 Main Street
Lynchburg, Virginia  24504

Mark J. Seger (age 36)                                    Vice President of Countrywide Fund Services,
Treasurer                                                 Inc. (registered transfer agent and administrator
312 Walnut Street, 21st Floor                             to the Trust) and CW Fund Distributors, Inc.
Cincinnati, Ohio 45202                                    (registered broker-dealer); Treasurer of Countrywide
                                                          Investment Trust, Countrywide Tax-Free Trust and
                                                          Countrywide Strategic Trust (registered
                                                          investment companies), Cincinnati, Ohio

Henry C. Spalding, Jr. (age 60)                           Executive Vice President of
President                                                 Lowe, Brockenbrough & Company, Inc.,
The Jamestown Balanced Fund                               Richmond, Virginia
The Jamestown Equity Fund
6620 West Broad Street
Suite 300
Richmond, Virginia  23230

                                     - 12 -


John F. Splain (age 41)                                   Vice President, General Counsel and Secretary
Secretary                                                 of Countrywide Fund Services, Inc., CW Fund
312 Walnut Street, 21st Floor                             Distributors, Inc., Countrywide Investments, Inc. and
Cincinnati, Ohio                                          Countrywide Financial Services, Inc.;  Secretary of
45202                                                     Countrywide Investment Trust, Countrywide Tax-Free Trust and
                                                          Countrywide Strategic Trust, Cincinnati, Ohio

Ernest H. Stephenson, Jr. (age 53)                        Vice President of
Vice President                                            Lowe, Brockenbrough & Company, Inc.,
The Jamestown Balanced Fund                               Richmond, Virginia
The Jamestown Equity Fund
6620 West Broad St.
Suite 300
Richmond, Virginia 23230

Connie R. Taylor (age 47)                                 Administrator of
Vice President                                            Lowe, Brockenbrough & Company, Inc.,
The Jamestown Balanced Fund                               Richmond, Virginia
The Jamestown Equity Fund
6620 West Broad Street
Suite 300
Richmond, Virginia 23230

Craig D. Truitt (age 39)                                  Senior Vice President of
Vice President                                            Tattersall Advisory Group, Inc.,
The Tattersall Bond Fund                                  Richmond, Virginia
The Tattersall Short Term Bond Fund
6802 Paragon Place
Suite 200
Richmond, Virginia 23230

Beth Ann Walk (age 39)                                    Portfolio Manager of
Vice President                                            Lowe, Brockenbrough & Company, Inc.,
The Jamestown Tax Exempt Virginia Fund                    Richmond, Virginia
6620 West Broad Street
Suite 300
Richmond, Virginia 23230





Coleman Wortham III (age 52)                              President and Chief Executive
Vice President                                            Officer of  Davenport & Company LLC,
The Davenport Equity Fund                                 Richmond, Virginia
One James Center, 901 E. Cary St.
Richmond, Virginia  23219
- -----------------------------


     **Indicates that Trustee is an  Interested  Person for purposes of the 1940
       Act.  Charles M.  Caravati, Jr. is the father of Charles M. Caravati III.

Messrs. Lee, Morrill, Morrissette, Will and Witt constitute the Trust's Nominating Committee. Messrs. Caravati, Lee, Morrill, Morrissette, Will and Witt constitute the Trust's Audit Committee. The Audit Committee reviews annually the nature and cost of the professional services rendered by the Trust's independent accountants, the results of their year-end audit and their findings and recommendations as to accounting and financial matters, including the adequacy of internal controls. On the basis of this review the Audit Committee makes recommendations to the Trustees as to the appointment of independent accountants for the following year.

PRINCIPAL HOLDERS OF VOTING SECURITIES. As of July 2, 1998, the Trustees and Officers of the Trust as a group owned beneficially (i.e., had voting and/or investment power) less than 1% of the then outstanding shares of the Bond Fund and 28.2% of the then outstanding shares of the Short Term Fund. On the same date, Rockingham Health Care, Inc., 235 Cantrell Avenue, Harrisonburg, Virginia 22801, owned of record 36.6% of the then outstanding shares of the Short Term Fund and may therefore be deemed to control the Short Term Fund. On the same date, Rockingham Health Care, Inc. owned of record 14.4% of the then outstanding shares of the Bond Fund; Rockingham Memorial Hospital Retirement Plan, 235 Cantrell Avenue, Harrisonburg, Virginia 22801, owned of record 8.7% of the then outstanding shares of the Bond Fund; Halifax Regional Hospital, 2204 Wilborn Avenue, South Boston, Virginia 24592, owned of record 10.0% of the then outstanding shares of the Bond Fund; First National Bank of Maryland as trustee for Hourly Employees Norshipco Pension Plans, P.O. Box 1596, Baltimore, Maryland 21203, owned of record 5.1% of the then outstanding shares of the Bond Fund; Calvert Memorial Hospital, 100 Hospital Road, Prince Frederick, Maryland 20678, owned of record 8.2% of the then outstanding shares of the Bond Fund; Virginia International Terminals, Inc. Pension Plan, P.O. Box 1387, Norfolk, Virginia 23501, owned of record 9.3% of the then outstanding shares of the Bond Fund; Portland Museum of Art, Seven Congress Square, Portland, Maine 04101, owned of record 5.8% of the then outstanding shares of the Bond Fund; Lowe, Brockenbrough & Tattersall Inc., together with its Money Purchase Pension Plan, 6620 West Broad Street, Richmond, Virginia 23230, owned of record 16.6% of the then outstanding shares of the Short Term Fund; the Tattersall Advisory Group, Inc. Money Purchase Pension Plan, 6620 West Broad Street, Richmond, Virginia 23230, owned of record 11.6% of the then outstanding shares of the Short Term Fund; the McKay-Dee Foundation, 3939 Harrison Boulevard, Ogden, Utah 84403, owned of record 8.2% of the then outstanding shares of the Short Term Fund; and Centura Investment Management & Trust Services, P.O. Box 1220, Rocky Mount, North Carolina 27802, owned of record 6.5% of the then outstanding shares of the Short Term Fund.

                               INVESTMENT ADVISOR

Tattersall Advisory Group, Inc. (the "Advisor") supervises each Fund's investments pursuant to an Investment Advisory Agreement (the "Advisory Agreement") described in the Prospectus. The Advisory Agreement is effective until February 28, 1999 and will be renewed thereafter for one year periods only so long as such renewal and continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Funds' outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not "interested persons" of the Trust or the Advisor by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement is terminable without penalty on sixty days notice by the Board of Trustees of the Trust or by the Advisor. The Advisory Agreement provides that it will terminate automatically in the event of its assignment.

The Advisor is a Virginia corporation controlled by its majority shareholder, Fred T. Tattersall. Prior to February 28, 1997, the investment advisor to each Fund was Lowe, Brockenbrough & Tattersall, Inc. ("LB&T"), of which Mr. Tattersall and Austin Brockenbrough III were the controlling shareholders. On February 28, 1997, LB&T was reorganized by means of a corporate restructuring into two separate legal entities: LB&T, owned by Mr. Brockenbrough, and the Advisor, principally owned by Mr. Tattersall. The Advisor manages the fixed-income accounts formerly managed by LB&T. In addition to acting as Advisor to the Funds, the Advisor provides investment advice to corporations, trusts, pension and profit sharing plans, other business and institutional accounts and individuals.

Compensation of the Advisor, with respect to each Fund, is at the annual rate of 0.375% of such Fund's average daily net assets. For the fiscal years ended March 31, 1998, 1997 and 1996, the Advisor and/or LB&T received investment advisory fees of $310,227, $289,094 and $305,247, respectively, from the Bond Fund. For the fiscal years ended March 31, 1998 and 1997, the Advisor and/or LB&T each waived its entire investment advisory fee from the Short Term Fund and reimbursed the Fund for $6,909 and $6,864, respectively, of other operating expenses. For the fiscal year ended March 31, 1996, LB&T received investment advisory fees of $3,786 (which was net of voluntary fee waivers of $43,635) from the Short Term Fund.

The Advisor provides a continuous investment program for the Funds, including investment research and management with respect to all securities, investments, cash and cash equivalents of the Funds. The Advisor determines what securities and other investments will be purchased, retained or sold by the Funds, and does so in accordance with the investment objectives and policies of the Funds as described herein and in the Prospectus. The Advisor places all securities orders for the Funds, determining with which broker, dealer, or issuer to place the orders.

The Advisor must adhere to the brokerage policies of the Funds in placing all orders, the substance of which policies are that the Advisor must seek at all times the most favorable price and execution for all securities brokerage transactions.

The Advisor also provides, at its own expense, certain Executive Officers to the Trust.

                                  ADMINISTRATOR

Countrywide Fund Services, Inc. (the "Administrator") maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. The Administrator also provides accounting and pricing services to the Funds and supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. The Administrator supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees.

For the performance of these administrative services, each Fund pays the Administrator a base fee at the annual rate of 0.075% of the average value of its daily net assets up to $200,000,000 and 0.05% of such assets in excess of $200,000,000 (subject to a minimum fee of $2,000 per month for each Fund) plus a surcharge of $1,000 per month. In addition, the Funds pay out-of-pocket expenses, including but not limited to, postage, envelopes, checks, drafts, forms, reports, record storage and communication lines.

For the fiscal years ended March 31, 1998, 1997 and 1996, the Administrator received fees of $67,341, $57,859 and $61,029, respectively, from the Bond Fund and $24,000, $24,000 and $24,000, respectively, from the Short Term Fund.

                                 OTHER SERVICES

The  firm of  Tait,  Weller  &  Baker,  Two  Penn  Center  Plaza,  Philadelphia,
Pennsylvania 19102, has been retained by the Board of Trustees to perform an independent audit of the books and records of the Trust, to review the Funds' federal and state tax returns and to consult with the Trust as to matters of accounting and federal and state income taxation.

The Custodian of the Funds' assets is Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202. The Custodian holds all cash and securities of the Funds (either in its possession or in its favor through "book entry systems" authorized by the Trustees in accordance with the 1940 Act), collects all income and effects all securities transactions on behalf of the Funds.

                                    BROKERAGE

It is the Funds' practice to seek the best price and execution for all portfolio securities transactions. The Advisor (subject to the general supervision of the Board of Trustees) directs the execution of the Funds' portfolio transactions. The Trust has adopted a policy which prohibits the Advisor from effecting Fund portfolio transactions with broker-dealers which may be interested persons of either Fund, the Trust, any Trustee, officer or director of the Trust or its investment advisors or any interested person of such persons.

The Funds' portfolio transactions will normally be principal transactions executed in over-the-counter markets and will be executed on a "net" basis, which may include a dealer markup. However, the Bond Fund typically transacts in shares of closed-end investment companies on an agency basis, and pays commissions in connection with these transactions.

For the fiscal years ended March 31, 1998, 1997 and 1996, the total amount of brokerage commissions paid by the Bond Fund was $14,820, $25,248 and $126,787, respectively. No brokerage commissions were paid by the Short Term Fund for the last three fiscal years.

While there is no formula, agreement or undertaking to do so, the Advisor may allocate a portion of either Fund's brokerage commissions to persons or firms providing the Advisor with research services, which may typically include, but are not limited to, investment recommendations, financial, economic, political, fundamental and technical market and interest rate data, and other statistical or research services. Much of the information so obtained may also be used by the Advisor for the benefit of the other clients it may have. Conversely, the Funds may benefit from such transactions effected for the benefit of other clients. In all cases, the Advisor is obligated to effect transactions for the

Funds based upon obtaining the most favorable price and execution. Factors considered by the Advisor in determining whether the Funds will receive the most favorable price and execution include, among other things: the size of the order, the broker's ability to effect and settle the transaction promptly and efficiently and the Advisor's perception of the broker's reliability, integrity and financial condition.

In an effort to reduce the total operating expenses of the Bond Fund, a portion of the Fund's custodian fees have been paid through an arrangement with a third party broker-dealer who is compensated through security trades. Expenses reimbursed through the directed brokerage arrangement for the year ended March 31, 1998 were $9,678.

As of March 31, 1998, the Bond Fund held securities issued by Lehman Brothers Holdings (having a market value of $929,227). During the fiscal year ended March 31, 1998, the Short Term Fund acquired securities issued by Merill Lynch & Company, Inc. (having a market value of $392,707 as of March 31, 1998). Lehman Brothers Holdings and Merrill Lynch & Company, Inc. are the parents of two of the Trust's "regular broker-dealers" as defined in the 1940 Act.

                          SPECIAL SHAREHOLDER SERVICES

As noted in the Prospectus, the Funds offer the following shareholder services:

REGULAR ACCOUNT. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. When an investor makes an initial investment in the Funds, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date.

PURCHASES IN KIND. The Funds may accept securities in lieu of cash in payment for the purchase of shares of the Funds. The acceptance of such securities is at the sole discretion of the Advisor based upon the suitability of the securities accepted for inclusion as a long term investment of the Funds, the marketability of such securities, and other factors which the Advisor may deem appropriate. If accepted, the securities will be valued using the same criteria and methods as described in "How Net Asset Value is Determined" in the Prospectus.

REDEMPTIONS IN KIND. The Funds do not intend, under normal circumstances, to redeem their securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Funds to pay for all redemptions in cash. In such case, the Board of Trustees may authorize payment to be made in portfolio securities or other property of the Funds. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election may be filed under Rule 18f-1 of the 1940 Act, wherein each Fund commits itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Funds who redeems during any ninety day period, the lesser of (a) $250,000 or (b) one percent (1%) of a Fund's net assets at the beginning of such period.

TRANSFER OF REGISTRATION. To transfer shares to another owner, send a written request to the Funds at the address shown herein. Your request should include the following: (1) the Fund name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (3) the new account registration, address, social security or taxpayer identification number and how dividends and capital gains are to be distributed; (4) signature guarantees (see the Prospectus under the heading "Signature Guarantees"); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Funds.

                              PLAN OF DISTRIBUTION

As described in the Prospectus, Service Group Shares of the Fund have adopted a plan of distribution (the "Plan") pursuant to Rule 12b-1 under the Investment
Company Act of 1940 which permits Service Group Shares to pay for expenses incurred in the distribution and promotion of the Funds' Service Group Shares, including but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing and sales expenses, and other distribution related expenses, including any distribution fees paid to securities dealers or other firms who have executed a distribution or service agreement with the Advisor. The Plan expressly limits payment of distribution expenses listed above in any fiscal year to a maximum of
 .15% of the average daily net assets of Service Group Shares of the Fund. Unreimbursed expenses will not be carried over from year to year.

For the fiscal year ended March 31, 1998, Service Group Shares of the Bond Fund incurred distribution expenses of $2,672, which amount was paid to financial intermediaries for the retention of Service Group Shares.

Agreements implementing the Plan (the "Implementation Agreements"), including agreements with financial consultants and other intermediaries wherein such financial consultants and other intermediaries agree for a fee to act as agents for the sale of the Fund's Service Group Shares, are in writing and have been approved by the Board of Trustees. All payments made pursuant to the Plan are made in accordance with written agreements.

The  continuance  of  the  Plan  and  the  Implementation   Agreements  must  be
specifically approved at least annually by a vote of the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the Plan or any Implementation Agreement (the "Independent Trustees") at a meeting called for the purpose of voting on such continuance. The Plan may be terminated at any time by a vote of the majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding Service Group Shares of the Fund. In the event the Plan is terminated in accordance with its terms, Service Group Shares will not be required to make any payments for expenses incurred by the Advisor after the termination date. Each Implementation Agreement terminates automatically in the event of its assignment and may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding Service Group Shares on not more than 60 days' written notice to any other party to the Implementation Agreement. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plan must be approved by a vote of the Independent Trustees.

In approving the Plan, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plan will benefit the Funds and the holders of their Service Group Shares. The Board of Trustees believes that the expenditure of assets of Service Group Shares for distribution expenses under the Plan should assist in the growth of such shares which will benefit the Funds and the holders of their Service Group Shares through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies. The Plan will be renewed only if the Trustees make a similar determination for each subsequent year of the Plan. There can be no assurance that the benefits anticipated from the expenditure of Service Group Shares' assets for distribution will be realized. While the Plan is in effect, all amounts spent by Service Group Shares pursuant to the Plan and the purposes for which such expenditures were made must be reported quarterly to the Board of Trustees for its review. The selection and nomination of those Trustees who are not interested persons of the Trust are committed to the discretion of the Independent Trustees during such period.

                               PURCHASE OF SHARES

The purchase price of shares of each Fund is the net asset value next determined after the order is received. An order received prior to 4:00 p.m., Eastern time will be executed at the price computed on the date of receipt; and an order received after that time will be executed at the price computed on the next Business

Day. An order to purchase shares is not binding on the Funds until confirmed in writing (or unless other arrangements have been made with the Funds, for example in the case of orders utilizing wire transfer of funds) and payment has been received.

Each Fund reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund and its shareholders, and
(iii) to reduce or waive the minimum for initial and subsequent investments under circumstances where certain economies can be achieved in sales of Fund shares.

EMPLOYEES AND AFFILIATES OF THE FUNDS. The Funds have adopted initial investment minimums for the purpose of reducing the cost to the Funds (and consequently to the shareholders) of communicating with and servicing their shareholders. However, a reduced minimum initial investment requirement of $5,000 applies to Trustees, officers and employees of the Funds, the Advisor and certain parties related thereto, including clients of the Advisor or any sponsor, officer, committee member thereof, or the immediate family of any of them. In addition, accounts having the same mailing address may be aggregated for purposes of the minimum investment if they consent in writing to share a single mailing of shareholder reports, proxy statements (but each such shareholder would receive his/her own proxy) and other Fund literature.

                              REDEMPTION OF SHARES

Each Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange (the "Exchange") is closed, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission (the "Commission"), (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to fairly determine the value of its assets, and (iii) for such other periods as the Commission may permit.

No charge is made by the Funds for redemptions, although the Trustees could impose a redemption charge in the future. Any redemption may be more or less than the shareholder's cost depending on the market value of the securities held by the Funds.

                         NET ASSET VALUE DETERMINATION

Under the 1940 Act, the Trustees are responsible for determining in good faith the fair value of the securities and other assets of the Funds, and they have adopted procedures to do so, as follows. The net asset value of each Fund is determined as of the close of trading of the Exchange (currently 4:00 p.m., Eastern time) on each "Business Day." A Business Day means any day, Monday through Friday, except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas. Net asset value per share is determined by dividing the total value of all Fund securities and other assets, less liabilities, by the total number of shares then outstanding. Net asset value includes interest on fixed income securities, which is accrued daily.

                          ALLOCATION OF TRUST EXPENSES

Each Fund of the Trust pays all of its own expenses not assumed by the Advisor or the Administrator, including, but not limited to, the following: custodian, shareholder servicing, stock transfer and dividend disbursing expenses; clerical employees and junior level officers of the Trust as and if approved by the Board of Trustees; taxes; expenses of the issuance and redemption of shares (including registration and qualification fees and expenses); costs and expenses of membership and attendance at meetings of certain associations which may be deemed by the Trustees to be of overall benefit to the Fund and its shareholders; legal and auditing expenses; and the cost of stationery and forms prepared exclusively for the Funds. General Trust expenses are allocated among the series, or funds, on a fair and equitable basis by the Board of Trustees, which may be based on relative net assets of each fund (on the date the expense is paid) or the nature of the services performed and the relative applicability to each fund.

                           ADDITIONAL TAX INFORMATION

TAXATION OF THE FUNDS. Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Among its requirements to qualify under Subchapter M, each Fund must distribute annually at least 90% of its net investment income. In addition to this distribution requirement, each Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities' loans, gains from the disposition of stock or securities, and certain other income.

While the above requirements are aimed at qualification of the Funds as regulated investment companies under Subchapter M of the Code, the Funds also intend to comply with certain requirements of the Code to avoid liability for federal income and excise tax. If the Funds remain qualified under Subchapter M, they will not be subject to federal income tax to the extent they distribute their taxable net investment income and net realized capital gains. A nondeductible 4% federal excise tax will be imposed on each Fund to the extent it does not distribute at least 98% of its ordinary taxable income for a calendar year, plus 98% of its capital gain net taxable income for the one year period ending each October 31, plus certain undistributed amounts from prior years. While each Fund intends to distribute its taxable income and capital gains in a manner so as to avoid imposition of the federal excise and income taxes, there can be no assurance that the Funds indeed will make sufficient distributions to avoid entirely imposition of federal excise or income taxes.

As of March 31, 1998, the Short Term Fund had capital loss carryforwards for federal income tax purposes of $586,098, which expire on March 31, 2005. In addition, the Short Term Fund had net realized capital losses of $5,918 during the period from November 1, 1997 through March 31, 1998, which are treated for federal income tax purposes as arising during the Fund's fiscal year ending March 31, 1999. These capital loss carryforwards and "post-October" losses may be utilized in future years to offset net realized gains prior to distributing such gains to shareholders.

Should additional series, or funds, be created by the Trustees, each fund would be treated as a separate tax entity for federal income tax purposes.

TAX STATUS OF THE FUNDS' DIVIDENDS AND DISTRIBUTIONS. Dividends paid by the Funds derived from net investment income or net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. Distributions, if any, of long-term capital gains are taxable to shareholders as long-term capital gains, whether received in cash or reinvested in additional shares, regardless of how long Fund shares have been held. For information on "backup" withholding, see "How to Purchase Shares" in the Prospectus.

Each Fund will send shareholders information each year on the tax status of dividends and disbursements. A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation. Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or shares and no matter how long you have held

Fund shares, even if they reduce the net asset value of shares below your cost and thus in effect result in a return of part of your investment.

                            CAPITAL SHARES AND VOTING

Shares of the Funds, when issued, are fully paid and non-assessable and have no preemptive or conversion rights. Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held. Shares have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees and, in this event, the holders of the remaining shares voting will not be able to elect any Trustees. The Trustees will hold office indefinitely, except that:
(1) any Trustee may resign or retire and (2) any Trustee may be removed with or without cause at any time (a) by a written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; or (b) by vote of shareholders holding not less than two-thirds of the outstanding shares of the Trust, cast in person or by proxy at a meeting called for that purpose; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust and filed with the Trust's custodian. Shareholders have certain rights, as set forth in the Declaration of Trust, including the right to call a meeting of the shareholders for the purpose of voting on the removal of one or more Trustees. Shareholders holding not less than ten percent (10%) of the shares then outstanding may require the Trustees to call such a meeting and the Trustees are obligated to provide certain assistance to shareholders desiring to communicate with other shareholders in such regard (e.g., providing access to shareholder lists, etc.). In case a vacancy or an anticipated vacancy shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to the provisions of Section 16(a) of the 1940 Act. The Trust does not expect to have an annual meeting of shareholders.

Both Service Group Shares and Institutional Shares of a Fund represent an interest in the same assets of the Fund, have the same rights and are identical in all material respects except that (i) Service Group Shares bear the expenses of distribution fee; (ii) certain class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; and
(iii) each class has exclusive voting rights with respect to matters affecting only that class. The Board of Trustees may classify and reclassify shares of the Funds into additional classes of shares at a future date.

Prior to January 24, 1994, the Trust was called The Nottingham Investment Trust.

                         CALCULATION OF PERFORMANCE DATA

As indicated in the Prospectus, each Fund may, from time to time, advertise certain total return and yield information. The average annual total return of the Funds for a period is computed by subtracting the net asset value per share at the beginning of the period from the net asset value per share at the end of the period (after adjusting for the reinvestment of any income dividends and capital gain distributions), and dividing the result by the net asset value per share at the beginning of the period. In particular, the average annual total return of a Fund ("T") is computed by using the redeemable value at the end of a specified period of time ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula P(l+T)n=ERV. The average annual total return quotations for Institutional Shares of the Bond Fund for the one year period ended March 31, 1998, for the five year period ended March 31, 1998 and for the period since inception (December 13, 1990) to March 31, 1998 are 12.06%, 7.03% and 8.05%, respectively. The average annual total return quotations for the Short Term Fund for the one year period ended March 31, 1998, for the five year period ended March 31, 1998 and for the period since inception (January 21, 1992) to March 31, 1998 are 5.76%, 5.08% and 5.16%,
respectively.

In addition, each Fund may advertise other total return performance data ("Nonstandardized Return"). Nonstandardized Return shows as a percentage rate of return encompassing all elements of return (i.e., income and capital appreciation or depreciation); it assumes reinvestment of all dividends and capital gain distributions. Nonstandardized Return may consist of a cumulative percentage of return, actual year-by-year rates or any combination thereof.

From time to time, each Fund may advertise its yield. A yield quotation is based on a 30-day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                                6
                          Yield = 2[(a-b/cd + 1)  - 1]

Where:
a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements)
c = the average daily number of shares outstanding during the period that were entitled to receive dividends
d = the maximum offering price per share on the last day of the period

Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). The yields of the Bond Fund's Institutional Shares and Service Group Shares for the 30 days ended March 31, 1998 were 5.78% and 5.63%, respectively. The yield of the Short Term Fund for the 30 days ended March 31, 1998 was 5.28%.

The Funds' performance may be compared in advertisements, sales literature and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Bond Fund may compare its performance to the Lehman Brothers Government/Corporate Index and the Lehman Brothers Aggregate Index, which are generally considered to be representative of the performance of taxable bonds, and the Short Term Fund may compare its performance to the Merrill Lynch 1-3 Year Treasury Index. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service, such as Lipper Analytical Services, Inc. or Morningstar, Inc., or by one or more newspapers, newsletters or financial periodicals. Performance comparisons may be useful to investors who wish to compare the Funds' past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

o MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Investors may use such indices in addition to the Funds' Prospectus to obtain a more complete view of the Funds' performance before investing. Of course, when comparing the Funds' performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price. Advertisements and other sales literature for the Funds may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Funds based on monthly reinvestment of dividends over a specified period of time.

From time to time the Funds may include in advertisements and other communications information, charts, and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Funds may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody's). The Funds may also depict the historical performance of the securities in which the Funds may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Funds may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.

                        FINANCIAL STATEMENTS AND REPORTS

The books of the Funds will be audited at least once each year by independent public accountants. Shareholders will receive annual audited and semiannual (unaudited) reports when published and will receive written confirmation of all confirmable transactions in their account. A copy of the Annual Report will accompany the Statement of Additional Information ("SAI") whenever the SAI is requested by a shareholder or prospective investor. The Financial Statements of the Funds as of March 31, 1998, together with the report of the independent accountants thereon, are included on the following pages.

                            THE JAMESTOWN BOND FUND
                            -----------------------
                              No Load Mutual Fund

                                 Annual Report
                                 March 31, 1998

       Investment Adviser                                 Administrator
       ------------------                                 -------------
Tattersall Advisory Group, Inc.                  Countrywide Fund Services, Inc.
     6620 West Broad Street                             312 Walnut Street
           Suite 300                                      P.O. Box 5354
    Richmond, Virginia 23230                       Cincinnati, Ohio 45201-5354
         1.804.288.0404                                   1.800.443.4249



                             THE JAMESTOWN BOND FUND

                       MANAGEMENT DISCUSSION AND ANALYSIS

                                 March 31, 1998



PERFORMANCE OF THE JAMESTOWN BOND FUND

FISCAL YEAR ENDED MARCH 31, 1998
There is something about the beginning of a year that encourages thoughts of a slowdown. It could be that after the normal Christmas retail frenzy, consumers are expected to be "spent out." Or it could be that during the inclement weather of the winter months, consumers are supposed to stay at home. Not only did they not stay at home, but they were out buying homes! During the so-called slow months, housing activity soared in response to the unbeatable combination of unusually mild weather and low interest rates. Consumer and business spending more than offset the Asian-induced weakness from the trade sector so that the economy is on track to turn in a 1st quarter performance that will most likely exceed the 3% level. Activity in Europe was also brisk, with inflation as elusive there as it is in the U.S. Interest rates fell for all G-7 countries with rates in Japan and the U.S. falling the least. With interest rates basically unchanged for the first quarter of 1998, the bond market's performance was dominated by coupon return. The Jamestown Bond Fund's Institutional Shares provided a return of 12.06% for the fiscal year ended March 31, 1998, and the Service Group Shares provided a return of 8.55% for the period from October 2, 1998 through March 31, 1998. For the year ended March 31, 1998, the Lehman Aggregate Index returned 11.99% while the Lehman Government/Corporate Index returned 12.39%.

With no clear trend in the direction of rates, duration strategy for us or for any manager was a non-event as sectors saw all of the action. Battered by huge new issuance and Asian credit concerns, corporates started the year with historically attractive yield spreads versus Treasuries, reached a peak in late January, before narrowing again with the help of decent earnings reports and a strong stock market. Our strategy was to be overweighted in corporates relative to the Index. We were also overweighted in mortgages. This sector was initially hurt by the acceleration in prepayment speeds, an event for which we had prepared the portfolio, but began to outperform as low interest rate volatility helped to calm investors' concerns. The asset-backed market outperformed Treasuries, which was quite an accomplishment considering the huge amount of new issues the market was forced to digest during the quarter. Closed-end funds basically held their own.

LOOKING AHEAD
We expect the market to establish a trend before this year ends, and that trend will most likely be to lower rates. Between now and then, however, the market will stay on edge purely from inflation worries associated with a strong economy. The Federal Reserve should remain firmly on hold. The risk to bond holders is that domestic demand remains too strong and the effect of the Asian slowdown too weak for the Federal Reserve to pursue price stability with unchanged interest rates. The latest unemployment report should help to mitigate this risk, and we expect to extend the duration if more weakness materializes.

As opposed to this time last year when we were frustrated by the lack of opportunity in sectors, we are energized by what we see this year. Having claimed victory in the first quarter with long industrials and REITS, we start the second quarter equally weighted in corporates versus the Index. We will watch carefully the trend of corporate earnings, realizing that the stock market, and thus, corporate spreads are vulnerable to negative surprises. We are currently overweighted in the mortgage sector with an emphasis on those securities that are protected from prepayments. This strategy has worked well since the end of last year, and we expect it to continue to work well with call protection priced as cheaply as it is. Asset-backed securities provide another cheap source of prepayment protection and we plan to remain overweighted in this sector as well. Finally, we expect closed-end funds to continue to provide a steady source of outperformance as prices converge to net asset values.

Although interest rates are essentially unchanged so far this year, there certainly have been opportunities to outperform the bond market. We not only expect these opportunities to continue, but we intend to fully participate in all of them.

THE JAMESTOWN BOND FUND
Comparison of the Change in Value of a $10,000 Investment in The Jamestown Bond Fund, the Lehman Government/Corporate Index, the Lehman Aggregate Index and the Consumer Price Index.

LINE CHART:
           LEHMAN GOVERNMENT/                   THE JAMESTOWN BOND FUND:
           CORPORATE INDEX:

                QTRLY                                       QTRLY
DATE           RETURN         BALANCE           DATE       RETURN       BALANCE
12/31/90                       10,000       12/31/90                    10,000
03/31/91        2.52%          10,252       03/31/91        1.63%       10,163

06/30/91        1.78%          10,434       06/30/91        1.39%       10,305
09/30/91        4.77%          10,932       09/30/91        5.02%       10,822
12/31/91        5.33%          11,515       12/31/91        5.18%       11,382
03/31/92       -1.50%          11,342       03/31/92       -1.49%       11,213
06/30/92        4.06%          11,803       06/30/92        3.35%       11,588
09/30/92        4.88%          12,379       09/30/92        3.83%       12,033
12/31/92        0.07%          12,387       12/31/92        0.27%       12,065
03/31/93        4.66%          12,965       03/31/93        3.81%       12,524
06/30/93        3.01%          13,355       06/30/93        2.26%       12,807
09/30/93        3.32%          13,798       09/30/93        2.22%       13,091
12/31/93       -0.29%          13,758       12/31/93        0.25%       13,124
03/31/94       -3.15%          13,325       03/31/94       -2.55%       12,789
06/30/94       -1.24%          13,160       06/30/94       -1.04%       12,656
09/30/94        0.50%          13,225       09/30/94        0.51%       12,719
12/31/94        0.37%          13,274       12/31/94        0.26%       12,752
03/31/95        4.98%          13,935       03/31/95        4.87%       13,372
06/30/95        6.49%          14,840       06/30/95        5.87%       14,157
09/30/95        1.91%          15,123       09/30/95        2.45%       14,505
12/31/95        4.66%          15,828       12/31/95        4.49%       15,156
03/31/96       -2.34%          15,458       03/31/96       -1.86%       14,874
06/30/96        0.47%          15,530       06/30/96        0.82%       14,996
09/30/96        1.76%          15,804       09/30/96        1.84%       15,272
12/31/96        3.06%          16,287       12/31/96        3.29%       15,775
03/31/97       -0.86%          16,147       03/31/97       -0.50%       15,696
06/30/97        3.64%          16,735       06/30/97        3.75%       16,285
09/30/97        3.50%          17,321       09/30/97        3.15%       16,798
12/31/97        3.21%          17,876       12/31/97        3.10%       17,318
03/31/98        1.52%          18,148       03/31/98        1.56%       17,589

LEHMAN AGGREGATE INDEX:                      CONSUMER PRICE INDEX:

              QTRLY                                          QTRLY
DATE         RETURN         BALANCE             DATE         RETURN     BALANCE
12/31/90                    10,000          12/31/90                    10,000
03/31/91      2.81%         10,281          03/31/91          0.90%     10,090
06/30/91      1.62%         10,448          06/30/91          0.40%     10,130
09/30/91      5.68%         11,041          09/30/91          0.60%     10,191
12/31/91      5.07%         11,601          12/31/91          0.90%     10,283
03/31/92     -1.27%         11,453          03/31/92          0.70%     10,355
06/30/92      4.04%         11,916          06/30/92          0.80%     10,438
09/30/92      4.30%         12,429          09/30/92          0.70%     10,511
12/31/92      0.26%         12,461          12/31/92          0.80%     10,595
03/31/93      4.14%         12,977          03/31/93          0.90%     10,690
06/30/93      2.66%         13,322          06/30/93          0.60%     10,754
09/30/93      2.61%         13,670          09/30/93          0.40%     10,797
12/31/93      0.05%         13,676          12/31/93          0.70%     10,873
03/31/94     -2.87%         13,284          03/31/94          0.50%     10,927
06/30/94     -1.03%         13,147          06/30/94          0.60%     10,993
09/30/94      0.61%         13,227          09/30/94          0.90%     11,092
12/31/94      0.38%         13,278          12/31/94          0.60%     11,158
03/31/95      5.04%         13,947          03/31/95          0.80%     11,248
06/30/95      6.09%         14,796          06/30/95          0.90%     11,349
09/30/95      1.96%         15,086          09/30/95          0.40%     11,395
12/31/95      4.26%         15,729          12/31/95          0.50%     11,452
03/31/96     -1.77%         15,450          03/31/96          0.80%     11,544
06/30/96      0.57%         15,538          06/30/96          1.10%     11,671
09/30/96      1.85%         15,826          09/30/96          0.44%     11,723
12/31/96      3.00%         16,301          12/31/96          0.82%     11,819
03/31/97     -0.56%         16,209          03/31/97          0.69%     11,901
06/30/97      3.67%         16,804          06/30/97          0.19%     11,924
09/30/97      3.32%         17,362          09/30/97          0.44%     11,976
12/31/97      2.94%         17,873          12/31/97          0.62%     12,050
03/31/98      1.56%         18,151          03/31/98          0.12%     12,064

The Jametown Bond Fund Average Annual Total Returns
1 Year         5 Years        Since Inception*
12.06%         7.03%          8.05%

*The chart above represents the performance of Institution shares only, which will vary from the performance of Service Group Shares based on the difference in fees paid by shareholders in the different classes. The Fund commenced operations on December 13, 1990, and the initial public offering of Service Group Shares commenced on October 2, 1997.

Past performance is not predictive of future performance.

                            THE JAMESTOWN BOND FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                 March 31, 1998

ASSETS
Investments in securities:
                     At acquisition cost                                       $   91,630,430
                                                                               ==============
                     At value (Note 1)                                         $   93,694,603
Investments in repurchase agreements (Note 1)                                       6,753,000
Cash                                                                                    9,739
Receivable for securities sold                                                      3,192,094
Interest receivable                                                                 1,027,791
Other assets                                                                            1,985
                                                                               --------------
                     TOTAL ASSETS                                                 104,679,212
                                                                               --------------

LIABILITIES
Dividends payable                                                                      45,034
Payable for securities purchased                                                    5,283,937
Accrued advisory fees (Note 3)                                                         14,308
Accrued administration fees (Note 3)                                                    5,980
Accrued distribution expenses (Note 3)                                                  1,291
Other accrued expenses                                                                  9,962
                                                                               --------------
                     TOTAL LIABILITIES                                              5,360,512
                                                                               --------------

NET ASSETS                                                                     $   99,318,700
                                                                               ==============

Net assets consist of:
Paid-in capital                                                                $   96,949,176
Accumulated net realized gains from security transactions                             297,227
Undistributed net investment income                                                     8,124
Net unrealized appreciation on investments                                          2,064,173
                                                                               --------------
                     Net assets                                                $   99,318,700
                                                                               ==============

PRICING OF INSTITUTIONAL SHARES
Net assets attributable to Institutional Shares                                $   96,250,111
                                                                               ==============

Shares of beneficial interest outstanding (unlimited number of shares
                     authorized, no par value)                                      8,886,698





                                                                               ==============

Net asset value, offering price and redemption price per share (Note 1)        $        10.83
                                                                               ==============

PRICING OF SERVICE GROUP SHARES
Net assets applicable to Service Group Shares                                  $    3,068,589
                                                                               ==============

Shares of beneficial interest outstanding (unlimited number of shares
                     authorized, no par value)                                        283,310
                                                                               ==============

Net asset value, offering price and redemption price per share (Note 1)        $        10.83
                                                                               ==============


See accompanying notes to financial statements.

                            THE JAMESTOWN BOND FUND

                            STATEMENT OF OPERATIONS

                           Year Ended March 31, 1998

INVESTMENT INCOME
  Interest                                                                     $    5,328,394
  Dividends                                                                           383,282
                                                                               --------------
    TOTAL INVESTMENT INCOME                                                         5,711,676
                                                                               --------------

EXPENSES
  Investment advisory fees (Note 3)                                                   326,338
  Administration fees (Note 3)                                                         67,341
  Custodian fees                                                                       16,026
  Professional fees                                                                    15,996
  Pricing costs                                                                        10,442
  Registration fees                                                                     8,212
  Trustees' fees and expenses                                                           5,405
  Insurance expense                                                                     4,675
  Printing of shareholder reports                                                       2,917
  Distribution expenses, Service Group Shares (Note 3)                                  2,672
  Other expenses                                                                        3,555
                                                                               --------------
    TOTAL EXPENSES                                                                    463,579
  Fees waived by the Adviser (Note 3)                                                 (16,111)
  Expenses reimbursed through a directed brokerage arrangement (Note 4)                (9,678)
                                                                               --------------
    NET EXPENSES                                                                      437,790
                                                                               --------------

NET INVESTMENT INCOME                                                               5,273,886
                                                                               --------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
  Net realized gains from security transactions                                     1,826,210
  Net change in unrealized appreciation/depreciation on investments                 2,574,722
                                                                               --------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                                    4,400,932





                                                                               --------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                     $    9,674,818
                                                                               ==============



See accompanying notes to financial statements.


                            THE JAMESTOWN BOND FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                      Years Ended March 31, 1998 and 1997



                                                                                                    Year                Year
                                                                                                   Ended               Ended
                                                                                               March 31,           March 31,


                                                                                                    1998                1997

FROM OPERATIONS:
                     Net investment income                                                $    5,273,886      $    5,005,951
                     Net realized gains (losses) from security transactions                    1,826,210            (391,414)
                     Net change in unrealized appreciation/depreciation
                                          on investments                                       2,574,722            (405,910)
                                                                                          --------------      --------------
Net increase in net assets from operations                                                     9,674,818           4,208,627
                                                                                          --------------      --------------

DISTRIBUTIONS TO SHAREHOLDERS:
                     From net investment income, Institutional Shares                         (5,189,396)         (5,104,234)
                     From net investment income, Service Group Shares                            (99,842)                 --
                                                                                          --------------      --------------
Decrease in net assets from distributions from shareholders                                   (5,289,238)         (5,104,234)
                                                                                          --------------      --------------

FROM CAPITAL SHARE TRANSACTIONS:
INSTITUTIONAL SHARES
                     Proceeds from shares sold                                                15,597,164           9,262,915
                     Net asset value of shares issued in reinvestment
                                          of distributions to shareholders                     5,049,237           4,238,186
                     Payments for shares redeemed                                             (5,227,155)        (10,880,119)
                                                                                          --------------      --------------
Net increase in net assets from Institutional Shares transactions                             15,419,246           2,620,982
                                                                                          --------------      --------------

SERVICE GROUP SHARES
                     Proceeds from shares sold                                                 4,316,277                  --
                     Net asset value of shares issued in reinvestment
                                          of distributions to shareholders                        99,842                  --
                     Payments for shares redeemed                                             (1,401,739)                 --
                                                                                          --------------      --------------
Net increase in net assets from Service Group Shares transactions                              3,014,380                  --
                                                                                          --------------      --------------


TOTAL INCREASE IN NET ASSETS                                                                  22,819,206           1,725,375

NET ASSETS:
                     Beginning of year                                                        76,499,494          74,774,119
                                                                                          --------------      --------------
                     End of year - (including undistributed net investment
                                          income of $8,124 and $23,476, respectively)     $   99,318,700      $   76,499,494
                                                                                          ==============      ==============

Capital share activity:
                     Institutional Shares
                     Sold                                                                      1,446,450             892,247
                     Reinvested                                                                  472,113             409,635
                     Redeemed                                                                   (486,114)         (1,043,163)
                                                                                          --------------      --------------
                     Net increase in shares outstanding                                        1,432,449             258,719
                     Shares outstanding, beginning of year                                     7,454,249           7,195,530
                                                                                          --------------      --------------
                     Shares outstanding, end of year                                           8,886,698           7,454,249
                                                                                          ==============      ==============


                     Service Group Shares
                     Sold                                                                        402,367                  --
                     Reinvested                                                                    9,229                  --
                     Redeemed                                                                   (128,286)                 --
                                                                                          --------------      --------------





                     Net increase in shares outstanding                                          283,310                  --
                     Shares outstanding, beginning of year                                            --                  --
                                                                                          --------------      --------------
                     Shares outstanding, end of year                                             283,310                  --
                                                                                          ==============      ==============


See accompanying notes to financial statements.



                 THE JAMESTOWN BOND FUND - Institutional Shares

                              FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Year


                                                                                 Years Ended March 31,

                                                                 1998           1997        1996          1995      1994
Net asset value at beginning of year                           $10.26         $10.39       $9.97        $10.15    $10.82
                                                               ------         ------      ------        ------    ------

Income from investment operations:
  Net investment income                                          0.58           0.68        0.70          0.62      0.55
  Net realized and unrealized gains (losses) on investments      0.63          (0.12)       0.41         (0.18)    (0.30)
                                                               ------         ------      ------        ------    ------
Total from investment operations                                 1.21           0.56        1.11          0.44      0.25
                                                               ------         ------      ------        ------    ------

Less distributions:
  Dividends from net investment income                          (0.64)         (0.69)      (0.69)        (0.62)    (0.55)
  Distributions from net realized gains                            --             --          --            --     (0.19)
  Distributions in excess of net realized gains                    --             --          --            --     (0.18)
                                                               ------         ------      ------        ------    ------
Total distributions                                             (0.64)         (0.69)      (0.69)        (0.62)    (0.92)
                                                               ------         ------      ------        ------    ------
Net asset value at end of year                                 $10.83         $10.26      $10.39         $9.97    $10.15
                                                               ======         ======      ======        ======    ======
Total return                                                    12.06%          5.52%      11.23%         4.56%     2.12%
                                                               ======         ======      ======        ======    ======
Net assets at end of year (000's)                             $96,250        $76,499     $74,774       $72,029   $64,029
                                                              =======        =======     =======       =======   =======
Ratio of gross expenses to average net assets                    0.53%          0.53%       0.56%         0.57%     0.60%

Ratio of net expenses to average net assets (a)                  0.50%          0.50%       0.53%         0.53%     0.60%

Ratio of net investment income to average net assets             6.06%          6.48%       6.54%         6.28%     5.03%

Portfolio turnover rate                                           235%           207%        268%          381%      381%


(a) Ratios were determined based on net expenses after reimbursements through a directed brokerage arrangement for periods after March 31, 1994 (Note 4) and investment advisory fees waived for the year ended March 31, 1998 (Note 3).


See accompanying notes to financial statements.

THE JAMESTOWN BOND FUND - Service Group Shares

FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Period


                                                                     Period
                                                                      Ended
                                                                  March 31,
                                                                   1998 (a)
Net asset value at beginning of period                               $10.69
                                                                     ------

Income from investment operations:
            Net investment income                                      0.37





            Net realized and unrealized gains on investments           0.08
                                                                     ------
Total from investment operations                                       0.45
                                                                     ------

Less distributions:
            Dividends from net investment income                      (0.31)
                                                                     ------

Net asset value at end of period                                     $10.83
                                                                     ======

Total return                                                           8.55%(c)
                                                                     ======

Net assets at end of period (000's)                                  $3,069
                                                                     ======

Ratio of gross expenses to average net assets                          0.68%(c)

Ratio of net expenses to average net assets (b)                        0.65%(c)

Ratio of net investment income to average net assets                   5.96%(c)

Portfolio turnover rate                                                 235%


(a)  Represents  the period from the initial  public  offering of Service  Group
Shares (October 2, 1997) through March 31, 1998.

(b) Ratios were determined based on net expenses after reimbursements through a directed brokerage arrangement (Note 4) and investment advisory fees waived for the year ended March 31, 1998 (Note 3).

(c) Annualized.

See accompanying notes to financial statements.

                  THE JAMESTOWN BOND FUND

                  PORTFOLIO OF INVESTMENTS

                    March 31, 1998
      Par Value                                                                                                         Value
                    U.S. TREASURY OBLIGATIONS - 20.9%
                    U.S. Treasury Bonds - 9.9%
$     7,535,000                       8.50%, due 02/15/2020                                                   $     9,789,623
                                                                                                              ---------------

                    U.S. Treasury Notes - 8.6%
      8,380,000                       6.50%, due 05/31/2001                                                         8,582,964
                                                                                                              ---------------

                    U.S. Treasury Inflation-Protection Notes - 2.4%
      1,600,000                       3.625%, due 07/15/2002                                                        1,598,288
        760,000                       3.375%, due 01/15/2007                                                          751,557
                                                                                                              ---------------
                                                                                                                    2,349,845
                                                                                                              ---------------

                    Total U.S. Treasury Obligations (Cost $19,648,349)                                        $    20,722,432
                                                                                                              ---------------


                    MORTGAGE-BACKED SECURITIES - 36.2%
                    Federal Home Loan Mortgage Corporation - 6.0%
$       975,000                       Pool #1472, 6.75%, due 05/15/2006                                       $       986,573
      1,118,285                       Pool #1561-ZB, 6.00%, due 08/15/2006                                          1,118,285
        825,000                       Pool #1197-H, 6.75%, due 02/15/2007                                             839,437
      1,000,000                       Pool #1221-I, 7.00%, due 03/15/2007                                           1,018,750
        825,000                       Pool #1655-HB, 6.50%, due 10/15/2008                                            831,955
      1,246,864                       Pool #C80393, 6.00%, due 03/15/2026                                           1,205,406





                                                                                                              ---------------
                                                                                                                    6,000,406
                                                                                                              ---------------

                    Federal National Mortgage Association - 9.7%
        817,497                       Pool #313443, 6.775%, due 04/01/2004                                            839,467
      1,191,744                       Pool #375139, 7.13% due 05/01/2004                                            1,245,744
      1,467,421                       Pool #375299, 6.81%, due 08/01/2004                                           1,512,361
        601,498                       Pool #73061, 8.66%, due 01/01/2005                                              667,005
        626,778                       Pool #73126, 7.00%, due 07/01/2005                                              649,687
        603,222                       Series #92-61-ZB, 7.50%, due 05/25/2007                                         640,923
        765,000                       Series #92-179-H, 7.00%, due 09/01/2007                                         785,081
        548,352                       Pool #375538, 6.70%, due 11/01/2007                                             564,631
        750,000                       Series #98-M3, 6.45%, due 01/01/2011                                            747,422
      1,100,000                       Series #97-M3, 7.20%, adjustable rate, due 08/17/2018                         1,162,219
        746,312                       Series #G92-44-Z, 8.00%, due 07/25/2022                                         811,846
                                                                                                              ---------------
                                                                                                                    9,626,386
                                                                                                              ---------------
      Par Value                                                                                                         Value
                    MORTGAGE-BACKED SECURITIES - Continued
                    Government National Mortgage Association - 11.1%
$        80,114                       Pool #223997, 8.85%, due 05/15/2018                                     $        86,382
        607,105                       Pool #224002, 8.85%, due 07/15/2018                                             654,599
        398,317                       Pool #333658, 7.50%, due 01/15/2023                                             409,402
        859,923                       Pool #342526, 7.50%, due 02/15/2023                                             883,855
        995,361                       Pool #349314, 7.50%, due 02/15/2023                                           1,023,062
        733,877                       Pool #352143, 7.50%, due 07/15/2023                                             754,300
        726,327                       Pool #346772, 7.50%, due 09/15/2023                                             746,540
        755,992                       Pool #372822, 7.50%, due 11/15/2023                                             777,032
        999,619                       Pool #359451, 7.50%, due 12/15/2023                                           1,027,438
        415,962                       Pool #354831, 7.50%, due 06/15/2024                                             427,018
        860,611                       Pool #8459, 7.00%, adjustable rate, due 07/20/2024                              882,393
        604,064                       Pool #28484, 7.00%, adjustable rate, due 08/20/2024                             619,262
        519,837                       Pool #8482, 7.00%, adjustable rate, due 08/20/2024                              532,916
        739,638                       Pool #8542, 7.00%, adjustable rate, due 11/20/2024                              757,323
        486,214                       Pool #441273, 8.00%, due 10/15/2026                                             503,460
        900,000                       TBA, 8.00%, due 04/15/2028                                                      932,062
                                                                                                              ---------------
                                                                                                                   11,017,044
                                                                                                              ---------------

                    Student Loan Marketing Association - 3.3%
        499,735                       Series #96-2-A1, 5.678%, adjustable rate, due 10/25/2004                        498,174
      2,468,492                       Series #97-2-A1, 5.704%, adjustable rate, due 10/25/2005                      2,460,778
        331,516                       Series #97-3-A1, 5.884%, adjustable rate, due 04/25/2006                        330,791
                                                                                                              ---------------
                                                                                                                    3,289,743
                                                                                                              ---------------

                    Other Mortgage-Backed Securities - 6.1%
                                      Deutsche Mortgage and Asset Receiving Corporation #98-C1-A2,
      1,915,000                                         6.538%, due 06/01/2031                                      1,928,764
                                      First Union-Lehman Brothers Commercial Mortgage Trust #97-C2-A1,
        825,869                                         6.479%, due 03/01/2004                                        832,579
                 LB Commercial Conduit Mortgage Trust #98-C1-A3,
        975,000                                         6.48%, due 02/01/2030                                         978,656
                                      Lehman Brothers Mortgage Trust #91-2-A1,
        380,286                                         8.00%, due 03/20/1999                                         383,257
                                      Morgan Stanley Capital I #98-WF1-A2,
      1,065,000                                         6.55%, due 12/15/2007                                       1,076,482
               Resolution Funding Mortgage Security I #94-S12-A2,
        800,000                                         6.50%, due 04/25/2009                                         801,248
                                                                                                              ---------------
                                                                                                                    6,000,986
                                                                                                              ---------------

                    Total Mortgage-Backed Securities (Cost $35,765,832)                                       $    35,934,565
                                                                                                              ---------------

      Par Value                                                                                                        Value
                    ASSET-BACKED SECURITIES - 5.6%
                    Bank America Manufactured Housing Contract  #96-1-A6,
$       650,000                       8.00%, due 10/10/2026                                                   $      696,995
                    CIT RV Trust #95-B-A1,
        242,235                       6.50%, due 04/15/2011                                                          243,824
                    CIT RV Trust #96-A-A1,
        613,215                       5.40%, due 12/15/2011                                                          607,273
                    Fleetwood Credit Corporation Grantor Trust #94-A-A,
        461,658                       4.70%, due 07/15/2009                                                          453,432
                    Fleetwood Credit Corporation Grantor Trust #96-A-A,
        455,884                       6.75%, due 10/15/2011                                                          459,586
                    Green Tree Financial Corporation, #97-2-A6,
        775,000                       7.24%, due 06/15/2028                                                          800,908
                    Green Tree Financial Corporation, #97-2-A7,
        700,000                       7.62%, due 04/15/2028                                                          726,467
                    Green Tree Financial Corporation, #98-A,





      1,550,000                       6.18%, due 04/01/2018                                                        1,546,590
                                                                                                              --------------
                    Total Asset-Backed Securities (Cost $5,459,617)                                           $    5,535,075
                                                                                                              --------------

                    CORPORATE BONDS - 24.4%
                    Allmerica Financial Corporation,
$       390,000                       7.625%, due 10/15/2025                                                  $      411,575
                    Associates Corporation,
        700,000                       5.75%, due 10/15/2003                                                          684,775
                    Avalon Properties, Inc.,
        485,000                       6.625%, due 01/15/2005                                                         479,573
                    Baltimore Gas & Electric Corporation,
      1,000,000                       8.90%, due 07/01/1998                                                        1,007,470
                    Bank of New York,
        610,000                       6.50%, due 12/01/2003                                                          617,265
                    Beneficial Corporation Medium Term Notes,
        800,000                       6.33%, due 10/09/2001                                                          801,952
                    BRE Properties, Inc.,
        425,000                       7.125%, due 02/15/2013                                                         422,450
                    Chrysler Corporation,
        340,000                       7.45%, due 03/01/2027                                                          364,970
                    Coca-Cola Enterprises,
        440,000                       6.75%, due 01/15/2038                                                          434,500
                    Dayton Hudson Corporation,
        370,000                       6.75%, due 01/01/2028                                                          363,862
                    Dominion Capital Trust,
        310,000                       7.83%, due 12/01/2027                                                          316,808

      Par Value                                                                                                       Value
                    CORPORATE BONDS - Continued
                    Duke Realty Limited Partnership,
$       470,000                       7.05%, due 03/01/2016                                                   $     473,351
                    Equity Residential Properties Trust,
        875,000                       6.55%, due 11/15/2001                                                         877,153
                    Firstar Bank Milwaukee,
      2,450,000                       6.25%, due 12/01/2002                                                       2,461,638
                    Ford Motor Company,
        275,000                       8.875%, due 01/15/2022                                                        336,465
                    Ford Motor Credit Medium Term Notes,
        950,000                       7.45%, due 04/13/2000                                                         975,498
                    General Motors,
        235,000                       8.80%, due 03/01/2021                                                         286,265
                    General Motors Acceptance Corporation Medium Term Notes,
      1,400,000                       6.80%, due 04/17/2001                                                       1,425,886
                    IBM Corporation,
        420,000                       6.50%, due 01/15/2028                                                         411,247
                    International Lease Finance Medium Term Notes,
      1,315,000                       6.42%, due 09/11/2000                                                       1,325,112
                    JDN Realty Corporation,
        375,000                       6.95%, due 08/01/2007                                                         372,011
                    JP Realty, Inc.,
        485,000                       7.29%, due 03/11/2008                                                         487,692
                    Lehman Brothers Holdings,
        925,000                       6.40%, due 12/27/1999                                                         929,227
                    May Department Stores Company,
        275,000                       7.45%, due 09/15/2011                                                         299,107
                    Mellon Financial Company,
        915,000                       7.625%, due 11/15/1999                                                        935,505
                    Morgan Stanley Group,
        500,000                       6.09%, due 03/09/2011                                                         499,975
                    National City Corporation,
        900,000                       7.20%, due 05/15/2005                                                         942,444
                    Norfolk Southern Corporation,
        370,000                       7.80%, due 05/15/2027                                                         413,960
                    Norwest Financial, Inc.,
        450,000                       6.05%, due 11/19/1999                                                         451,138
                    SBC Communications, Inc.,
        600,000                       6.625%, due 11/01/2009                                                        614,034

      Par Value                                                                                                       Value
                CORPORATE BONDS - Continued
                    Sears Roebuck & Company,
$       750,000                       6.86%, due 07/03/2001                                                   $      765,525
        750,000                       6.99%, due 09/30/2002                                                          770,947
                    Spieker Properties LP,
        370,000                       6.75%, due 01/15/2008                                                          364,361
                    Suntrust Bank,
        340,000                       6.125%, due 02/15/2004                                                         337,175
                    Textron, Inc.,
        510,000                       6.625%, due 11/15/2007                                                         518,399
                    TRW Inc.,
        425,000                       6.25%, due 01/15/2010                                                          411,816
                    Union Camp Corporation,
        325,000                       6.50%, due 11/15/2007                                                          326,905
                    United Parcel Service of America, Inc.,
        300,000                       8.375%, due 04/01/2030                                                         368,007





                                                                                                              --------------
                    Total Corporate Bonds (Cost $24,078,849)                                                  $   24,286,043
                                                                                                              --------------

    Shares
                    CLOSED-END MUTUAL FUNDS - 7.2%
         37,400     Blackrock 1999 Term Trust, Inc.                                                           $      352,963
        180,600     Blackrock 2001 Term Trust, Inc.                                                                1,568,963
          1,200     Blackrock Broad Investment Grade 2009 Term Trust, Inc.                                            15,225
         53,900     Blackrock Investment Quality Term Trust, Inc.                                                    454,781
         10,000     Blackrock North American Government Income Trust                                                 106,250
        125,300     Blackrock Strategic Term Trust, Inc.                                                           1,080,713
         12,000     Dean Witter Government Income Trust                                                              103,500
          7,400     Excelsior Income Shares, Inc.                                                                    126,262
        202,200     Hyperion 1999 Term Trust, Inc.                                                                 1,415,400
        201,000     Hyperion 2002 Term Trust, Inc.                                                                 1,608,000
          4,100     Hyperion 2005 Investment Grade Opportunity Term Trust, Inc.                                       34,337
         16,400     Income Opportunities Fund, Inc. - 1999                                                           156,825
         28,900     MFS Government Markets Income Trust                                                              193,269
                                                                                                              --------------
                    Total Closed-End Funds (Cost $6,677,783)                                                  $    7,216,488
                                                                                                              --------------

                    Total Investments at Value (Cost $91,630,430) - 94.3%                                     $   93,694,603
                                                                                                              --------------


     Face
    Amount                                                                                                             Value
                    REPURCHASE AGREEMENTS (a) - 6.8%
                    Star Bank, N.A., 5.25%, dated 03/31/1998, due 04/01/1998
$     6,753,000                       repurchase proceeds $6,753,985 (Cost $6,753,000)                        $     6,753,000
                                                                                                              ---------------

                    Total Investments and Repurchase Agreements
                                      at Value - 101.1%                                                       $   100,447,603

                    Liabilities in Excess of Other Assets - (1.1)%                                                 (1,128,903)
                                                                                                              ---------------

                    Net Assets - 100.0%                                                                       $    99,318,700
                                                                                                              ===============


(a) Joint repurchase agreement is fully collateralized by $12,715,000 GNMA II, Pool #8421, 7.375%, due 05/20/24; $14,335,000 GNMA II, Pool #8932, 7.00%, due
03/20/22;  and $1,120,000 GNMA II, Pool #8359, 7.00% due 01/20/24. The aggregate market value of the collateral at March 31, 1998 was $28,948,985. The Fund's pro-rata interest in the collateral at March 31, 1998 was $6,947,756.

              See accompanying notes to financial statements.

                            THE JAMESTOWN BOND FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 1998


1.  SIGNIFICANT ACCOUNTING POLICIES

The Jamestown Bond Fund (the Fund) is a no-load, diversified series of the Williamsburg Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was organized as a Massachusetts business trust on July 18, 1988. The Fund began operations on December 13, 1990.

The Fund offers two classes of shares: Service Group Shares, sold subjuect to a 12b-1 fee up to 0.15% of average daily net assets, and Institutional Shares, sold without a 12b-1 fee. Each Service Group and Institutional Share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except thta (i) Service Group Shares bear the expenses of the distribution fees, which will cause Service Group Shares to have a higher expense ratio and to pay lower dividends than Institutional Shares; (ii) certain class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters affecting only that class.

The Fund's investment objective is to maximize total return, consisting of current income and capital appreciation (both realized and unrealized), consistent with the preservation of capital through active management of investment grade fixed income securities.

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange
(currently 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national exchange are valued based upon the closing price on the principal exchange where the security is traded. It is expected that fixed income securities of the Fund will ordinarily be traded on the over-the-counter market. When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service. If a pricing service cannot provide a valuation, securities will be valued in good faith at fair market value using methods consistent with those determined by the Board of Trustees.

Repurchase agreements -- The Fund generally enters into joint repurchase agreements with other funds within the Trust. The joint repurchase agreement, which is collateralized by U.S. Government obligations, is valued at cost which, together with accrued interest, approximates market. At the time the Fund enters into the joint repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement. In addition, the Fund actively monitors and seeks additional collateral, as needed.

Share valuation -- The net asset value per share of each class of shares of the Fund is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of each class of shares of the Fund is equal to the net asset value per share.

Investment income and distributions to shareholders -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations. Dividends arising from net investment income are declared and paid quarterly to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Allocations between classes -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Security transactions -- Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis.

Securities traded on a "to-be-announced" basis -- The Fund occasionally trades securities on a "to-be-announced" (TBA) basis. In a TBA transaction, the Fund has committed to purchase securities for which all specific information is not yet known at the time of the trade, particularly the face amount in mortgage-backed securities transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later.

These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting priciples requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the Federal income tax cost of portfolio investments of $91,682,263 as of March 31, 1998:

  Gross unrealized appreciation....................................$ 2,271,814
  Gross unrealized depreciation.......................................(259,474)
                                                                      ----------
  Net unrealized appreciation......................................$ 2,012,340
                                                                     ===========

The difference between the Federal income tax cost of portfolio investments and financial statement cost is due to certain timing differences in the recognition of capital losses under generally accepted accounting principles and income tax regulations.


2.  INVESTMENT TRANSACTIONS

During the year ended March 31, 1998, purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $204,131,539 and $194,635,139, respectively.


3.  TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT
The Fund's investments are managed by Tattersall Advisory Group, Inc. (the Adviser) under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly at an annual rate of .375% of its average daily net assets. The Adviser currently intends to limit the total operating expenses of the Institutional Shares of the Fund to .50% of its average daily net assets, and to limit the total operating expenses of the Service Group Shares of the Fund to .65% of its average daily net assets; accordingly, the Adviser waived $16,111 of its investment advisory fee for the year ended March 31, 1998. Certain trustees and officers of the Trust are also officers of the Adviser.

ADMINISTRATIVE SERVICES AGREEMENT
Under the terms of an Administrative Services Agreement with the Trust, Countrywide Fund Services, Inc. (CFS) provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Fund. For these services, CFS receives a monthly fee from the Fund at an annual rate of .075% of its average daily net assets up to $200 million and .05% of such net assets in excess of $200 million, subject to a $2,000 minimum monthly fee, plus a surcharge of $1,000 per month. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and cost of pricing the Fund's portfolio securities. Certain officers of the Trust are also officers of CFS.

DISTRIBUTION PLAN
The Fund has adopted a Distribution Plan (the Plan) with respect to Service Group Shares pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may incur certain costs related to the distribution of Service Group Shares, not to exceed 0.15% of average daily net assets applicable to Service Group Shares. For the period ended March 31, 1998, Service Group Shares incurred $2,672 of distribution expenses under the Plan.

4.  DIRECTED BROKERAGE ARRANGEMENT

In order to reduce the total operating expenses of the Fund, a portion of the Fund's custodian fees have been paid through an arrangement with a third-party broker-dealer who is compensated through security trades. Expenses reimbursed through the directed brokerage arrangement totaled $9,678 for the year ended March 31, 1998.

THE JAMESTOWN BOND FUND
No Load Mutual Fund



Annual Report
March 31, 1998




Investment Adviser
Tattersall Advisory Group, Inc.
6620 West Broad Street
Suite 300
Richmond, Virginia 23230
1.804.288.0404



Administrator
Countrywide Fund Services, Inc.
312 Walnut Street
P.O. Box 5354
Cincinnati, Ohio 45201-5354
1.800.443.4249



                             THE JAMESTOWN BOND FUND

                       MANAGEMENT DISCUSSION AND ANALYSIS

                                 March 31, 1998



PERFORMANCE OF THE JAMESTOWN BOND FUND

FISCAL YEAR ENDED MARCH 31, 1998
There is something about the beginning of a year that encourages thoughts of a slowdown. It could be that after the normal Christmas retail frenzy, consumers are expected to be "spent out." Or it could be that during the inclement weather of the winter months, consumers are supposed to stay at home. Not only did they not stay at home, but they were out buying homes! During the so-called slow months, housing activity soared in response to the unbeatable combination of unusually mild weather and low interest rates. Consumer and business spending more than offset the Asian-induced weakness from the trade sector so that the economy is on track to turn in a 1st quarter performance that will most likely exceed the 3% level. Activity in Europe was also brisk, with inflation as elusive there as it is in the U.S. Interest rates fell for all G-7 countries with rates in Japan and the U.S. falling the least. With interest rates basically unchanged for the first quarter of 1998, the bond market's performance was dominated by coupon return. The Jamestown Bond Fund's Institutional Shares provided a return of 12.06% for the fiscal year ended March 31, 1998, and the Service Group Shares provided a return of 8.55% for the period from October 2, 1998 through March 31, 1998. For the year ended March 31, 1998, the Lehman Aggregate Index returned 11.99% while the Lehman Government/Corporate Index returned 12.39%.

With no clear trend in the direction of rates, duration strategy for us or for any manager was a non-event as sectors saw all of the action. Battered by huge new issuance and Asian credit concerns, corporates started the year with historically attractive yield spreads versus Treasuries, reached a peak in late

January, before narrowing again with the help of decent earnings reports and a strong stock market. Our strategy was to be overweighted in corporates relative to the Index. We were also overweighted in mortgages. This sector was initially hurt by the acceleration in prepayment speeds, an event for which we had prepared the portfolio, but began to outperform as low interest rate volatility helped to calm investors' concerns. The asset-backed market outperformed Treasuries, which was quite an accomplishment considering the huge amount of new issues the market was forced to digest during the quarter. Closed-end funds basically held their own.

LOOKING AHEAD
We expect the market to establish a trend before this year ends, and that trend will most likely be to lower rates. Between now and then, however, the market will stay on edge purely from inflation worries associated with a strong economy. The Federal Reserve should remain firmly on hold. The risk to bond holders is that domestic demand remains too strong and the effect of the Asian slowdown too weak for the Federal Reserve to pursue price stability with unchanged interest rates. The latest unemployment report should help to mitigate this risk, and we expect to extend the duration if more weakness materializes.

As opposed to this time last year when we were frustrated by the lack of opportunity in sectors, we are energized by what we see this year. Having claimed victory in the first quarter with long industrials and REITS, we start the second quarter equally weighted in corporates versus the Index. We will watch carefully the trend of corporate earnings, realizing that the stock market, and thus, corporate spreads are vulnerable to negative surprises. We are currently overweighted in the mortgage sector with an emphasis on those securities that are protected from prepayments. This strategy has worked well since the end of last year, and we expect it to continue to work well with call protection priced as cheaply as it is. Asset-backed securities provide another cheap source of prepayment protection and we plan to remain overweighted in this sector as well. Finally, we expect closed-end funds to continue to provide a steady source of outperformance as prices converge to net asset values.

Although interest rates are essentially unchanged so far this year, there certainly have been opportunities to outperform the bond market. We not only expect these opportunities to continue, but we intend to fully participate in all of them.

THE JAMESTOWN BOND FUND
Comparison of the Change in Value of a $10,000 Investment in The Jamestown Bond Fund, the Lehman Government/Corporate Index, the Lehman Aggregate Index and the Consumer Price Index.

LINE CHART:
           LEHMAN GOVERNMENT/                   THE JAMESTOWN BOND FUND:
           CORPORATE INDEX:

                QTRLY                                       QTRLY
DATE           RETURN         BALANCE           DATE       RETURN       BALANCE
12/31/90                       10,000       12/31/90                    10,000
03/31/91        2.52%          10,252       03/31/91        1.63%       10,163
06/30/91        1.78%          10,434       06/30/91        1.39%       10,305
09/30/91        4.77%          10,932       09/30/91        5.02%       10,822
12/31/91        5.33%          11,515       12/31/91        5.18%       11,382
03/31/92       -1.50%          11,342       03/31/92       -1.49%       11,213
06/30/92        4.06%          11,803       06/30/92        3.35%       11,588
09/30/92        4.88%          12,379       09/30/92        3.83%       12,033
12/31/92        0.07%          12,387       12/31/92        0.27%       12,065
03/31/93        4.66%          12,965       03/31/93        3.81%       12,524
06/30/93        3.01%          13,355       06/30/93        2.26%       12,807
09/30/93        3.32%          13,798       09/30/93        2.22%       13,091
12/31/93       -0.29%          13,758       12/31/93        0.25%       13,124
03/31/94       -3.15%          13,325       03/31/94       -2.55%       12,789

06/30/94       -1.24%          13,160       06/30/94       -1.04%       12,656
09/30/94        0.50%          13,225       09/30/94        0.51%       12,719
12/31/94        0.37%          13,274       12/31/94        0.26%       12,752
03/31/95        4.98%          13,935       03/31/95        4.87%       13,372
06/30/95        6.49%          14,840       06/30/95        5.87%       14,157
09/30/95        1.91%          15,123       09/30/95        2.45%       14,505
12/31/95        4.66%          15,828       12/31/95        4.49%       15,156
03/31/96       -2.34%          15,458       03/31/96       -1.86%       14,874
06/30/96        0.47%          15,530       06/30/96        0.82%       14,996
09/30/96        1.76%          15,804       09/30/96        1.84%       15,272
12/31/96        3.06%          16,287       12/31/96        3.29%       15,775
03/31/97       -0.86%          16,147       03/31/97       -0.50%       15,696
06/30/97        3.64%          16,735       06/30/97        3.75%       16,285
09/30/97        3.50%          17,321       09/30/97        3.15%       16,798
12/31/97        3.21%          17,876       12/31/97        3.10%       17,318
03/31/98        1.52%          18,148       03/31/98        1.56%       17,589

LEHMAN AGGREGATE INDEX:                      CONSUMER PRICE INDEX:

              QTRLY                                          QTRLY
DATE         RETURN         BALANCE             DATE         RETURN     BALANCE
12/31/90                    10,000          12/31/90                    10,000
03/31/91      2.81%         10,281          03/31/91          0.90%     10,090
06/30/91      1.62%         10,448          06/30/91          0.40%     10,130
09/30/91      5.68%         11,041          09/30/91          0.60%     10,191
12/31/91      5.07%         11,601          12/31/91          0.90%     10,283
03/31/92     -1.27%         11,453          03/31/92          0.70%     10,355
06/30/92      4.04%         11,916          06/30/92          0.80%     10,438
09/30/92      4.30%         12,429          09/30/92          0.70%     10,511
12/31/92      0.26%         12,461          12/31/92          0.80%     10,595
03/31/93      4.14%         12,977          03/31/93          0.90%     10,690
06/30/93      2.66%         13,322          06/30/93          0.60%     10,754
09/30/93      2.61%         13,670          09/30/93          0.40%     10,797
12/31/93      0.05%         13,676          12/31/93          0.70%     10,873
03/31/94     -2.87%         13,284          03/31/94          0.50%     10,927
06/30/94     -1.03%         13,147          06/30/94          0.60%     10,993
09/30/94      0.61%         13,227          09/30/94          0.90%     11,092
12/31/94      0.38%         13,278          12/31/94          0.60%     11,158
03/31/95      5.04%         13,947          03/31/95          0.80%     11,248
06/30/95      6.09%         14,796          06/30/95          0.90%     11,349
09/30/95      1.96%         15,086          09/30/95          0.40%     11,395
12/31/95      4.26%         15,729          12/31/95          0.50%     11,452
03/31/96     -1.77%         15,450          03/31/96          0.80%     11,544
06/30/96      0.57%         15,538          06/30/96          1.10%     11,671
09/30/96      1.85%         15,826          09/30/96          0.44%     11,723
12/31/96      3.00%         16,301          12/31/96          0.82%     11,819
03/31/97     -0.56%         16,209          03/31/97          0.69%     11,901
06/30/97      3.67%         16,804          06/30/97          0.19%     11,924
09/30/97      3.32%         17,362          09/30/97          0.44%     11,976
12/31/97      2.94%         17,873          12/31/97          0.62%     12,050
03/31/98      1.56%         18,151          03/31/98          0.12%     12,064

The Jametown Bond Fund Average Annual Total Returns
1 Year         5 Years        Since Inception*
12.06%         7.03%          8.05%

*The chart above represents the performance of Institution shares only, which will vary from the performance of Service Group Shares based on the difference in fees paid by shareholders in the different classes. The Fund commenced operations on December 13, 1990, and the initial public offering of Service Group Shares commenced on October 2, 1997.

Past performance is not predictive of future performance.

                            THE JAMESTOWN BOND FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                 March 31, 1998

ASSETS
Investments in securities:
                     At acquisition cost                                       $   91,630,430
                                                                               ==============
                     At value (Note 1)                                         $   93,694,603
Investments in repurchase agreements (Note 1)                                       6,753,000
Cash                                                                                    9,739
Receivable for securities sold                                                      3,192,094
Interest receivable                                                                 1,027,791
Other assets                                                                            1,985
                                                                               --------------
                     TOTAL ASSETS                                                 104,679,212
                                                                               --------------

LIABILITIES
Dividends payable                                                                      45,034
Payable for securities purchased                                                    5,283,937
Accrued advisory fees (Note 3)                                                         14,308
Accrued administration fees (Note 3)                                                    5,980
Accrued distribution expenses (Note 3)                                                  1,291
Other accrued expenses                                                                  9,962
                                                                               --------------
                     TOTAL LIABILITIES                                              5,360,512
                                                                               --------------

NET ASSETS                                                                     $   99,318,700
                                                                               ==============

Net assets consist of:
Paid-in capital                                                                $   96,949,176
Accumulated net realized gains from security transactions                             297,227
Undistributed net investment income                                                     8,124
Net unrealized appreciation on investments                                          2,064,173
                                                                               --------------
                     Net assets                                                $   99,318,700
                                                                               ==============

PRICING OF INSTITUTIONAL SHARES
Net assets attributable to Institutional Shares                                $   96,250,111
                                                                               ==============

Shares of beneficial interest outstanding (unlimited number of shares
                     authorized, no par value)                                      8,886,698
                                                                               ==============

Net asset value, offering price and redemption price per share (Note 1)        $        10.83
                                                                               ==============

PRICING OF SERVICE GROUP SHARES
Net assets applicable to Service Group Shares                                  $    3,068,589
                                                                               ==============

Shares of beneficial interest outstanding (unlimited number of shares
                     authorized, no par value)                                        283,310
                                                                               ==============





Net asset value, offering price and redemption price per share (Note 1)        $        10.83
                                                                               ==============


See accompanying notes to financial statements.

                            THE JAMESTOWN BOND FUND

                            STATEMENT OF OPERATIONS

                           Year Ended March 31, 1998

INVESTMENT INCOME
  Interest                                                                     $    5,328,394
  Dividends                                                                           383,282
                                                                               --------------
    TOTAL INVESTMENT INCOME                                                         5,711,676
                                                                               --------------

EXPENSES
  Investment advisory fees (Note 3)                                                   326,338
  Administration fees (Note 3)                                                         67,341
  Custodian fees                                                                       16,026
  Professional fees                                                                    15,996
  Pricing costs                                                                        10,442
  Registration fees                                                                     8,212
  Trustees' fees and expenses                                                           5,405
  Insurance expense                                                                     4,675
  Printing of shareholder reports                                                       2,917
  Distribution expenses, Service Group Shares (Note 3)                                  2,672
  Other expenses                                                                        3,555
                                                                               --------------
    TOTAL EXPENSES                                                                    463,579
  Fees waived by the Adviser (Note 3)                                                 (16,111)
  Expenses reimbursed through a directed brokerage arrangement (Note 4)                (9,678)
                                                                               --------------
    NET EXPENSES                                                                      437,790
                                                                               --------------

NET INVESTMENT INCOME                                                               5,273,886
                                                                               --------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
  Net realized gains from security transactions                                     1,826,210
  Net change in unrealized appreciation/depreciation on investments                 2,574,722
                                                                               --------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                                    4,400,932
                                                                               --------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                     $    9,674,818
                                                                               ==============



See accompanying notes to financial statements.

                            THE JAMESTOWN BOND FUND

                      STATEMENTS OF CHANGES IN NET ASSETS






                      Years Ended March 31, 1998 and 1997


                                                                                                    Year                Year
                                                                                                   Ended               Ended
                                                                                               March 31,           March 31,
                                                                                                    1998                1997

FROM OPERATIONS:
                     Net investment income                                                $    5,273,886      $    5,005,951
                     Net realized gains (losses) from security transactions                    1,826,210            (391,414)
                     Net change in unrealized appreciation/depreciation
                                          on investments                                       2,574,722            (405,910)
                                                                                          --------------      --------------
Net increase in net assets from operations                                                     9,674,818           4,208,627
                                                                                          --------------      --------------

DISTRIBUTIONS TO SHAREHOLDERS:
                     From net investment income, Institutional Shares                         (5,189,396)         (5,104,234)
                     From net investment income, Service Group Shares                            (99,842)                 --
                                                                                          --------------      --------------
Decrease in net assets from distributions from shareholders                                   (5,289,238)         (5,104,234)
                                                                                          --------------      --------------

FROM CAPITAL SHARE TRANSACTIONS:
INSTITUTIONAL SHARES
                     Proceeds from shares sold                                                15,597,164           9,262,915
                     Net asset value of shares issued in reinvestment
                                          of distributions to shareholders                     5,049,237           4,238,186
                     Payments for shares redeemed                                             (5,227,155)        (10,880,119)
                                                                                          --------------      --------------
Net increase in net assets from Institutional Shares transactions                             15,419,246           2,620,982
                                                                                          --------------      --------------

SERVICE GROUP SHARES
                     Proceeds from shares sold                                                 4,316,277                  --
                     Net asset value of shares issued in reinvestment
                                          of distributions to shareholders                        99,842                  --
                     Payments for shares redeemed                                             (1,401,739)                 --
                                                                                          --------------      --------------
Net increase in net assets from Service Group Shares transactions                              3,014,380                  --
                                                                                          --------------      --------------


TOTAL INCREASE IN NET ASSETS                                                                  22,819,206           1,725,375

NET ASSETS:
                     Beginning of year                                                        76,499,494          74,774,119
                                                                                          --------------      --------------
                     End of year - (including undistributed net investment
                                          income of $8,124 and $23,476, respectively)     $   99,318,700      $   76,499,494
                                                                                          ==============      ==============

Capital share activity:
                     Institutional Shares
                     Sold                                                                      1,446,450             892,247
                     Reinvested                                                                  472,113             409,635
                     Redeemed                                                                   (486,114)         (1,043,163)
                                                                                          --------------      --------------
                     Net increase in shares outstanding                                        1,432,449             258,719
                     Shares outstanding, beginning of year                                     7,454,249           7,195,530
                                                                                          --------------      --------------
                     Shares outstanding, end of year                                           8,886,698           7,454,249
                                                                                          ==============      ==============


                     Service Group Shares
                     Sold                                                                        402,367                  --
                     Reinvested                                                                    9,229                  --
                     Redeemed                                                                   (128,286)                 --
                                                                                          --------------      --------------
                     Net increase in shares outstanding                                          283,310                  --
                     Shares outstanding, beginning of year                                            --                  --
                                                                                          --------------      --------------
                     Shares outstanding, end of year                                             283,310                  --
                                                                                          ==============      ==============


See accompanying notes to financial statements.

                 THE JAMESTOWN BOND FUND - Institutional Shares

                              FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Year







                                                                                 Years Ended March 31,

                                                                 1998           1997        1996          1995      1994
Net asset value at beginning of year                           $10.26         $10.39       $9.97        $10.15    $10.82
                                                               ------         ------      ------        ------    ------

Income from investment operations:
  Net investment income                                          0.58           0.68        0.70          0.62      0.55
  Net realized and unrealized gains (losses) on investments      0.63          (0.12)       0.41         (0.18)    (0.30)
                                                               ------         ------      ------        ------    ------
Total from investment operations                                 1.21           0.56        1.11          0.44      0.25
                                                               ------         ------      ------        ------    ------

Less distributions:
  Dividends from net investment income                          (0.64)         (0.69)      (0.69)        (0.62)    (0.55)
  Distributions from net realized gains                            --             --          --            --     (0.19)
  Distributions in excess of net realized gains                    --             --          --            --     (0.18)
                                                               ------         ------      ------        ------    ------
Total distributions                                             (0.64)         (0.69)      (0.69)        (0.62)    (0.92)
                                                               ------         ------      ------        ------    ------
Net asset value at end of year                                 $10.83         $10.26      $10.39         $9.97    $10.15
                                                               ======         ======      ======        ======    ======
Total return                                                    12.06%          5.52%      11.23%         4.56%     2.12%
                                                               ======         ======      ======        ======    ======
Net assets at end of year (000's)                             $96,250        $76,499     $74,774       $72,029   $64,029
                                                              =======        =======     =======       =======   =======
Ratio of gross expenses to average net assets                    0.53%          0.53%       0.56%         0.57%     0.60%

Ratio of net expenses to average net assets (a)                  0.50%          0.50%       0.53%         0.53%     0.60%

Ratio of net investment income to average net assets             6.06%          6.48%       6.54%         6.28%     5.03%

Portfolio turnover rate                                           235%           207%        268%          381%      381%


(a) Ratios were determined based on net expenses after reimbursements through a directed brokerage arrangement for periods after March 31, 1994 (Note 4) and investment advisory fees waived for the year ended March 31, 1998 (Note 3).


See accompanying notes to financial statements.

THE JAMESTOWN BOND FUND - Service Group Shares

FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Period


                                                                     Period
                                                                      Ended
                                                                  March 31,
                                                                   1998 (a)
Net asset value at beginning of period                               $10.69
                                                                     ------

Income from investment operations:
            Net investment income                                      0.37
            Net realized and unrealized gains on investments           0.08
                                                                     ------
Total from investment operations                                       0.45
                                                                     ------

Less distributions:
            Dividends from net investment income                      (0.31)
                                                                     ------

Net asset value at end of period                                     $10.83
                                                                     ======

Total return                                                           8.55%(c)





                                                                     ======

Net assets at end of period (000's)                                  $3,069
                                                                     ======

Ratio of gross expenses to average net assets                          0.68%(c)

Ratio of net expenses to average net assets (b)                        0.65%(c)

Ratio of net investment income to average net assets                   5.96%(c)

Portfolio turnover rate                                                 235%


(a)  Represents  the period from the initial  public  offering of Service  Group
Shares (October 2, 1997) through March 31, 1998.

(b) Ratios were determined based on net expenses after reimbursements through a directed brokerage arrangement (Note 4) and investment advisory fees waived for the year ended March 31, 1998 (Note 3).

(c) Annualized.

See accompanying notes to financial statements.

                  THE JAMESTOWN BOND FUND

                  PORTFOLIO OF INVESTMENTS

                    March 31, 1998
      Par Value                                                                                                         Value
                    U.S. TREASURY OBLIGATIONS - 20.9%
                    U.S. Treasury Bonds - 9.9%
$     7,535,000                       8.50%, due 02/15/2020                                                   $     9,789,623
                                                                                                              ---------------

                    U.S. Treasury Notes - 8.6%
      8,380,000                       6.50%, due 05/31/2001                                                         8,582,964
                                                                                                              ---------------

                    U.S. Treasury Inflation-Protection Notes - 2.4%
      1,600,000                       3.625%, due 07/15/2002                                                        1,598,288
        760,000                       3.375%, due 01/15/2007                                                          751,557
                                                                                                              ---------------
                                                                                                                    2,349,845
                                                                                                              ---------------

                    Total U.S. Treasury Obligations (Cost $19,648,349)                                        $    20,722,432
                                                                                                              ---------------


                    MORTGAGE-BACKED SECURITIES - 36.2%
                    Federal Home Loan Mortgage Corporation - 6.0%
$       975,000                       Pool #1472, 6.75%, due 05/15/2006                                       $       986,573
      1,118,285                       Pool #1561-ZB, 6.00%, due 08/15/2006                                          1,118,285
        825,000                       Pool #1197-H, 6.75%, due 02/15/2007                                             839,437
      1,000,000                       Pool #1221-I, 7.00%, due 03/15/2007                                           1,018,750
        825,000                       Pool #1655-HB, 6.50%, due 10/15/2008                                            831,955
      1,246,864                       Pool #C80393, 6.00%, due 03/15/2026                                           1,205,406
                                                                                                              ---------------
                                                                                                                    6,000,406
                                                                                                              ---------------

                    Federal National Mortgage Association - 9.7%
        817,497                       Pool #313443, 6.775%, due 04/01/2004                                            839,467
      1,191,744                       Pool #375139, 7.13% due 05/01/2004                                            1,245,744
      1,467,421                       Pool #375299, 6.81%, due 08/01/2004                                           1,512,361
        601,498                       Pool #73061, 8.66%, due 01/01/2005                                              667,005
        626,778                       Pool #73126, 7.00%, due 07/01/2005                                              649,687
        603,222                       Series #92-61-ZB, 7.50%, due 05/25/2007                                         640,923
        765,000                       Series #92-179-H, 7.00%, due 09/01/2007                                         785,081
        548,352                       Pool #375538, 6.70%, due 11/01/2007                                             564,631
        750,000                       Series #98-M3, 6.45%, due 01/01/2011                                            747,422
      1,100,000                       Series #97-M3, 7.20%, adjustable rate, due 08/17/2018                         1,162,219
        746,312                       Series #G92-44-Z, 8.00%, due 07/25/2022                                         811,846
                                                                                                              ---------------
                                                                                                                    9,626,386





                                                                                                              ---------------
      Par Value                                                                                                         Value
                    MORTGAGE-BACKED SECURITIES - Continued
                    Government National Mortgage Association - 11.1%
$        80,114                       Pool #223997, 8.85%, due 05/15/2018                                     $        86,382
        607,105                       Pool #224002, 8.85%, due 07/15/2018                                             654,599
        398,317                       Pool #333658, 7.50%, due 01/15/2023                                             409,402
        859,923                       Pool #342526, 7.50%, due 02/15/2023                                             883,855
        995,361                       Pool #349314, 7.50%, due 02/15/2023                                           1,023,062
        733,877                       Pool #352143, 7.50%, due 07/15/2023                                             754,300
        726,327                       Pool #346772, 7.50%, due 09/15/2023                                             746,540
        755,992                       Pool #372822, 7.50%, due 11/15/2023                                             777,032
        999,619                       Pool #359451, 7.50%, due 12/15/2023                                           1,027,438
        415,962                       Pool #354831, 7.50%, due 06/15/2024                                             427,018
        860,611                       Pool #8459, 7.00%, adjustable rate, due 07/20/2024                              882,393
        604,064                       Pool #28484, 7.00%, adjustable rate, due 08/20/2024                             619,262
        519,837                       Pool #8482, 7.00%, adjustable rate, due 08/20/2024                              532,916
        739,638                       Pool #8542, 7.00%, adjustable rate, due 11/20/2024                              757,323
        486,214                       Pool #441273, 8.00%, due 10/15/2026                                             503,460
        900,000                       TBA, 8.00%, due 04/15/2028                                                      932,062
                                                                                                              ---------------
                                                                                                                   11,017,044
                                                                                                              ---------------

                    Student Loan Marketing Association - 3.3%
        499,735                       Series #96-2-A1, 5.678%, adjustable rate, due 10/25/2004                        498,174
      2,468,492                       Series #97-2-A1, 5.704%, adjustable rate, due 10/25/2005                      2,460,778
        331,516                       Series #97-3-A1, 5.884%, adjustable rate, due 04/25/2006                        330,791
                                                                                                              ---------------
                                                                                                                    3,289,743
                                                                                                              ---------------

                    Other Mortgage-Backed Securities - 6.1%
                                      Deutsche Mortgage and Asset Receiving Corporation #98-C1-A2,
      1,915,000                                         6.538%, due 06/01/2031                                      1,928,764
                                      First Union-Lehman Brothers Commercial Mortgage Trust #97-C2-A1,
        825,869                                         6.479%, due 03/01/2004                                        832,579
                 LB Commercial Conduit Mortgage Trust #98-C1-A3,
        975,000                                         6.48%, due 02/01/2030                                         978,656
                                      Lehman Brothers Mortgage Trust #91-2-A1,
        380,286                                         8.00%, due 03/20/1999                                         383,257
                                      Morgan Stanley Capital I #98-WF1-A2,
      1,065,000                                         6.55%, due 12/15/2007                                       1,076,482
               Resolution Funding Mortgage Security I #94-S12-A2,
        800,000                                         6.50%, due 04/25/2009                                         801,248
                                                                                                              ---------------
                                                                                                                    6,000,986
                                                                                                              ---------------

                    Total Mortgage-Backed Securities (Cost $35,765,832)                                       $    35,934,565
                                                                                                              ---------------

      Par Value                                                                                                        Value
                    ASSET-BACKED SECURITIES - 5.6%
                    Bank America Manufactured Housing Contract  #96-1-A6,
$       650,000                       8.00%, due 10/10/2026                                                   $      696,995
                    CIT RV Trust #95-B-A1,
        242,235                       6.50%, due 04/15/2011                                                          243,824
                    CIT RV Trust #96-A-A1,
        613,215                       5.40%, due 12/15/2011                                                          607,273
                    Fleetwood Credit Corporation Grantor Trust #94-A-A,
        461,658                       4.70%, due 07/15/2009                                                          453,432
                    Fleetwood Credit Corporation Grantor Trust #96-A-A,
        455,884                       6.75%, due 10/15/2011                                                          459,586
                    Green Tree Financial Corporation, #97-2-A6,
        775,000                       7.24%, due 06/15/2028                                                          800,908
                    Green Tree Financial Corporation, #97-2-A7,
        700,000                       7.62%, due 04/15/2028                                                          726,467
                    Green Tree Financial Corporation, #98-A,
      1,550,000                       6.18%, due 04/01/2018                                                        1,546,590
                                                                                                              --------------
                    Total Asset-Backed Securities (Cost $5,459,617)                                           $    5,535,075
                                                                                                              --------------

                    CORPORATE BONDS - 24.4%
                    Allmerica Financial Corporation,
$       390,000                       7.625%, due 10/15/2025                                                  $      411,575
                    Associates Corporation,
        700,000                       5.75%, due 10/15/2003                                                          684,775
                    Avalon Properties, Inc.,
        485,000                       6.625%, due 01/15/2005                                                         479,573
                    Baltimore Gas & Electric Corporation,
      1,000,000                       8.90%, due 07/01/1998                                                        1,007,470
                    Bank of New York,
        610,000                       6.50%, due 12/01/2003                                                          617,265
                    Beneficial Corporation Medium Term Notes,
        800,000                       6.33%, due 10/09/2001                                                          801,952





                    BRE Properties, Inc.,
        425,000                       7.125%, due 02/15/2013                                                         422,450
                    Chrysler Corporation,
        340,000                       7.45%, due 03/01/2027                                                          364,970
                    Coca-Cola Enterprises,
        440,000                       6.75%, due 01/15/2038                                                          434,500
                    Dayton Hudson Corporation,
        370,000                       6.75%, due 01/01/2028                                                          363,862
                    Dominion Capital Trust,
        310,000                       7.83%, due 12/01/2027                                                          316,808

      Par Value                                                                                                       Value
                    CORPORATE BONDS - Continued
                    Duke Realty Limited Partnership,
$       470,000                       7.05%, due 03/01/2016                                                   $     473,351
                    Equity Residential Properties Trust,
        875,000                       6.55%, due 11/15/2001                                                         877,153
                    Firstar Bank Milwaukee,
      2,450,000                       6.25%, due 12/01/2002                                                       2,461,638
                    Ford Motor Company,
        275,000                       8.875%, due 01/15/2022                                                        336,465
                    Ford Motor Credit Medium Term Notes,
        950,000                       7.45%, due 04/13/2000                                                         975,498
                    General Motors,
        235,000                       8.80%, due 03/01/2021                                                         286,265
                    General Motors Acceptance Corporation Medium Term Notes,
      1,400,000                       6.80%, due 04/17/2001                                                       1,425,886
                    IBM Corporation,
        420,000                       6.50%, due 01/15/2028                                                         411,247
                    International Lease Finance Medium Term Notes,
      1,315,000                       6.42%, due 09/11/2000                                                       1,325,112
                    JDN Realty Corporation,
        375,000                       6.95%, due 08/01/2007                                                         372,011
                    JP Realty, Inc.,
        485,000                       7.29%, due 03/11/2008                                                         487,692
                    Lehman Brothers Holdings,
        925,000                       6.40%, due 12/27/1999                                                         929,227
                    May Department Stores Company,
        275,000                       7.45%, due 09/15/2011                                                         299,107
                    Mellon Financial Company,
        915,000                       7.625%, due 11/15/1999                                                        935,505
                    Morgan Stanley Group,
        500,000                       6.09%, due 03/09/2011                                                         499,975
                    National City Corporation,
        900,000                       7.20%, due 05/15/2005                                                         942,444
                    Norfolk Southern Corporation,
        370,000                       7.80%, due 05/15/2027                                                         413,960
                    Norwest Financial, Inc.,
        450,000                       6.05%, due 11/19/1999                                                         451,138
                    SBC Communications, Inc.,
        600,000                       6.625%, due 11/01/2009                                                        614,034

      Par Value                                                                                                       Value
                CORPORATE BONDS - Continued
                    Sears Roebuck & Company,
$       750,000                       6.86%, due 07/03/2001                                                   $      765,525
        750,000                       6.99%, due 09/30/2002                                                          770,947
                    Spieker Properties LP,
        370,000                       6.75%, due 01/15/2008                                                          364,361
                    Suntrust Bank,
        340,000                       6.125%, due 02/15/2004                                                         337,175
                    Textron, Inc.,
        510,000                       6.625%, due 11/15/2007                                                         518,399
                    TRW Inc.,
        425,000                       6.25%, due 01/15/2010                                                          411,816
                    Union Camp Corporation,
        325,000                       6.50%, due 11/15/2007                                                          326,905
                    United Parcel Service of America, Inc.,
        300,000                       8.375%, due 04/01/2030                                                         368,007
                                                                                                              --------------
                    Total Corporate Bonds (Cost $24,078,849)                                                  $   24,286,043
                                                                                                              --------------

    Shares
                    CLOSED-END MUTUAL FUNDS - 7.2%
         37,400     Blackrock 1999 Term Trust, Inc.                                                           $      352,963
        180,600     Blackrock 2001 Term Trust, Inc.                                                                1,568,963
          1,200     Blackrock Broad Investment Grade 2009 Term Trust, Inc.                                            15,225
         53,900     Blackrock Investment Quality Term Trust, Inc.                                                    454,781
         10,000     Blackrock North American Government Income Trust                                                 106,250
        125,300     Blackrock Strategic Term Trust, Inc.                                                           1,080,713
         12,000     Dean Witter Government Income Trust                                                              103,500
          7,400     Excelsior Income Shares, Inc.                                                                    126,262
        202,200     Hyperion 1999 Term Trust, Inc.                                                                 1,415,400
        201,000     Hyperion 2002 Term Trust, Inc.                                                                 1,608,000
          4,100     Hyperion 2005 Investment Grade Opportunity Term Trust, Inc.                                       34,337
         16,400     Income Opportunities Fund, Inc. - 1999                                                           156,825





         28,900     MFS Government Markets Income Trust                                                              193,269
                                                                                                              --------------
                    Total Closed-End Funds (Cost $6,677,783)                                                  $    7,216,488
                                                                                                              --------------

                    Total Investments at Value (Cost $91,630,430) - 94.3%                                     $   93,694,603
                                                                                                              --------------


     Face
    Amount                                                                                                             Value
                    REPURCHASE AGREEMENTS (a) - 6.8%
                    Star Bank, N.A., 5.25%, dated 03/31/1998, due 04/01/1998
$     6,753,000                       repurchase proceeds $6,753,985 (Cost $6,753,000)                        $     6,753,000
                                                                                                              ---------------

                    Total Investments and Repurchase Agreements
                                      at Value - 101.1%                                                       $   100,447,603

                    Liabilities in Excess of Other Assets - (1.1)%                                                 (1,128,903)
                                                                                                              ---------------

                    Net Assets - 100.0%                                                                       $    99,318,700
                                                                                                              ===============


(a) Joint repurchase agreement is fully collateralized by $12,715,000 GNMA II, Pool #8421, 7.375%, due 05/20/24; $14,335,000 GNMA II, Pool #8932, 7.00%, due
03/20/22;  and $1,120,000 GNMA II, Pool #8359, 7.00% due 01/20/24. The aggregate market value of the collateral at March 31, 1998 was $28,948,985. The Fund's pro-rata interest in the collateral at March 31, 1998 was $6,947,756.

              See accompanying notes to financial statements.

                            THE JAMESTOWN BOND FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 1998


1.  SIGNIFICANT ACCOUNTING POLICIES

The Jamestown Bond Fund (the Fund) is a no-load, diversified series of the Williamsburg Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was organized as a Massachusetts business trust on July 18, 1988. The Fund began operations on December 13, 1990.

The Fund offers two classes of shares: Service Group Shares, sold subjuect to a 12b-1 fee up to 0.15% of average daily net assets, and Institutional Shares, sold without a 12b-1 fee. Each Service Group and Institutional Share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except thta (i) Service Group Shares bear the expenses of the distribution fees, which will cause Service Group Shares to have a higher expense ratio and to pay lower dividends than Institutional Shares; (ii) certain class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters affecting only that class.

The Fund's investment objective is to maximize total return, consisting of current income and capital appreciation (both realized and unrealized), consistent with the preservation of capital through active management of investment grade fixed income securities.

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange
(currently 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national exchange are valued based upon the closing price on the principal exchange where the security is traded. It is expected that fixed income securities of the Fund will ordinarily be traded on the over-the-counter market. When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service. If a pricing service cannot provide a valuation, securities will be valued in good faith at fair market value using methods consistent with those determined by the Board of Trustees.

Repurchase agreements -- The Fund generally enters into joint repurchase agreements with other funds within the Trust. The joint repurchase agreement, which is collateralized by U.S. Government obligations, is valued at cost which, together with accrued interest, approximates market. At the time the Fund enters into the joint repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement. In addition, the Fund actively monitors and seeks additional collateral, as needed.

Share valuation -- The net asset value per share of each class of shares of the Fund is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of each class of shares of the Fund is equal to the net asset value per share.

Investment income and distributions to shareholders -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations. Dividends arising from net investment income are declared and paid quarterly to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Allocations between classes -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Security transactions -- Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis.

Securities traded on a "to-be-announced" basis -- The Fund occasionally trades securities on a "to-be-announced" (TBA) basis. In a TBA transaction, the Fund has committed to purchase securities for which all specific information is not yet known at the time of the trade, particularly the face amount in mortgage-backed securities transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting priciples requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the Federal income tax cost of portfolio investments of $91,682,263 as of March 31, 1998:

  Gross unrealized appreciation....................................$ 2,271,814
  Gross unrealized depreciation.......................................(259,474)
                                                                      ----------
  Net unrealized appreciation......................................$ 2,012,340
                                                                     ===========

The difference between the Federal income tax cost of portfolio investments and financial statement cost is due to certain timing differences in the recognition of capital losses under generally accepted accounting principles and income tax regulations.


2.  INVESTMENT TRANSACTIONS

During the year ended March 31, 1998, purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $204,131,539 and $194,635,139, respectively.


3.  TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT
The Fund's investments are managed by Tattersall Advisory Group, Inc. (the Adviser) under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly at an annual rate of .375% of its average daily net assets. The Adviser currently intends to limit the total operating expenses of the Institutional Shares of the Fund to .50% of its average daily net assets, and to limit the total operating expenses of the Service Group Shares of the Fund to .65% of its average daily net assets; accordingly, the Adviser waived $16,111 of its investment advisory fee for the year ended March 31, 1998. Certain trustees and officers of the Trust are also officers of the Adviser.

ADMINISTRATIVE SERVICES AGREEMENT
Under the terms of an Administrative Services Agreement with the Trust, Countrywide Fund Services, Inc. (CFS) provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Fund. For these services, CFS receives a monthly fee from the Fund at an annual rate of .075% of its average daily net assets up to $200 million and .05% of such net assets in excess of $200 million, subject to a $2,000 minimum monthly fee, plus a surcharge of $1,000 per month. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and cost of pricing the Fund's portfolio securities. Certain officers of the Trust are also officers of CFS.

DISTRIBUTION PLAN
The Fund has adopted a Distribution Plan (the Plan) with respect to Service Group Shares pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may incur certain costs related to the distribution of Service Group

Shares, not to exceed 0.15% of average daily net assets applicable to Service Group Shares. For the period ended March 31, 1998, Service Group Shares incurred $2,672 of distribution expenses under the Plan.

4.  DIRECTED BROKERAGE ARRANGEMENT

In order to reduce the total operating expenses of the Fund, a portion of the Fund's custodian fees have been paid through an arrangement with a third-party broker-dealer who is compensated through security trades. Expenses reimbursed through the directed brokerage arrangement totaled $9,678 for the year ended March 31, 1998.



               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS



To the Shareholders and Board of Trustees
The Williamsburg Investment Trust
Cincinnati, Ohio

         We have audited the accompanying statement of assets and liabilities of The Jamestown Bond Fund (a series of The Williamsburg Investment Trust), including the portfolio of investments, as of March 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Jamestown Bond Fund as of March 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                           Tait, Weller & Baker

Philadelphia, Pennsylvania
April 24, 1998

------------------------------------------------------------------------------

                             THE JAMESTOWN BOND FUND
                             -----------------------

                               No Load Mutual Fund


                               SEMI-ANNUAL REPORT
                               September 30, 1998
                                   (Unaudited)



      INVESTMENT ADVISER                                  ADMINISTRATOR
      ------------------                                  -------------
TATTERSALL ADVISORY GROUP, INC.                  COUNTRYWIDE FUND SERVICES, INC.
 6802 Paragon Place, Suite 200                            P.O. Box 5354
 Richmond, Virginia 23230-1655                     Cincinnati, Ohio 45201-5354
        1.804.289.2663                                    1.800.443.4249

-------------------------------------------------------------------------------



                             THE JAMESTOWN BOND FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                               September 30, 1998
                                   (Unaudited)

ASSETS
   Investments in securities:
      At acquisition cost                                           $106,172,374
                                                                    ============
      At value (Note 1)                                             $110,205,868
   Investments in repurchase agreements (Note 1)                      11,785,000
   Cash                                                                   39,332
   Interest and dividends receivable                                   1,063,048
   Receivable for securities sold                                      5,657,871
   Receivable for capital shares sold                                  1,125,000
   Other assets                                                           13,565
                                                                    ------------
      TOTAL ASSETS                                                   129,889,684
                                                                    ------------
LIABILITIES
   Dividends payable                                                      49,998
   Payable for securities purchased                                   12,398,526
   Payable for capital shares redeemed                                   102,375
   Accrued investment advisory fees (Note 3)                              24,465
   Accrued administration fees (Note 3)                                    8,165
   Accrued distribution expenses (Note 3)                                  1,051
   Other accrued expenses                                                    800
                                                                    ------------
      TOTAL LIABILITIES                                               12,585,380
                                                                    ------------

NET ASSETS                                                          $117,304,304
                                                                    ============
Net assets consist of:
Paid-in capital                                                     $111,185,140

Undistributed net investment income                                        8,115
Accumulated net realized gains from security transactions              2,077,555
Net unrealized appreciation on investments                             4,033,494
                                                                    ------------
   Net assets                                                       $117,304,304
                                                                    ============

PRICING OF INSTITUTIONAL SHARES
Net assets attributable to Institutional Shares                     $114,444,529
                                                                    ============

Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value)                         10,211,169
                                                                    ============

Net asset value, offering price and redemption
   price per share (Note 1)                                         $      11.21
                                                                    ============

PRICING OF SERVICE GROUP SHARES
Net assets applicable to Service Group Shares                       $  2,859,775
                                                                    ============

Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value)                            255,186
                                                                    ============

Net asset value, offering price and
   redemption price per share (Note 1)                              $      11.21
                                                                    ============

See accompanying notes to financial statements.



                             THE JAMESTOWN BOND FUND

                             STATEMENT OF OPERATIONS

                       Six Months Ended September 30, 1998
                                   (Unaudited)


INVESTMENT INCOME
   Interest                                                         $ 3,180,766
   Dividends                                                            224,355
                                                                    -----------
      TOTAL INVESTMENT INCOME                                         3,405,121
                                                                    -----------
EXPENSES
   Investment advisory fees (Note 3)                                    202,997
   Administration fees (Note 3)                                          50,515
   Custodian fees                                                         9,129
   Professional fees                                                      7,463
   Pricing costs                                                          6,582
   Printing of shareholder reports                                        4,375
   Trustees' fees and expenses                                            3,210
   Distribution expenses, Service Group Shares (Note 3)                   2,151
   Insurance expense                                                      1,634
   Postage and supplies                                                   1,339
   Registration fees                                                      1,293
   Other expenses                                                         1,986
                                                                    -----------
      TOTAL EXPENSES                                                    292,674

   Fees waived by the Adviser (Note 3)                                  (10,866)
   Expenses reimbursed through a directed
      brokerage arrangement (Note 4)                                     (8,994)
                                                                    -----------
      NET EXPENSES                                                      272,814
                                                                    -----------

NET INVESTMENT INCOME                                                 3,132,307
                                                                    -----------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS
   Net realized gains from security transactions                      1,780,328
   Net change in unrealized
      appreciation/depreciation on investments                        1,969,321
                                                                    -----------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                      3,749,649
                                                                    -----------

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $ 6,881,956
                                                                    ===========

See accompanying notes to financial statements.



                             THE JAMESTOWN BOND FUND

                       STATEMENTS OF CHANGES IN NET ASSETS

               Periods Ended September 30, 1998 and March 31, 1998

                                                                       SIX MONTHS
                                                                          ENDED             YEAR
                                                                      SEPTEMBER 30,        ENDED
                                                                          1998            MARCH 31,
                                                                      (UNAUDITED)           1998
                                                                     -------------     -------------
FROM OPERATIONS:
   Net investment income                                             $   3,132,307     $   5,273,886
   Net realized gains from security transactions                         1,780,328         1,826,210
   Net change in unrealized appreciation/depreciation
      on investments                                                     1,969,321         2,574,722
                                                                     -------------     -------------
Net increase in net assets from operations                               6,881,956         9,674,818
                                                                     -------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income, Institutional Shares                     (3,055,068)       (5,189,396)
   From net investment income, Service Group Shares                        (77,248)          (99,842)
                                                                     -------------     -------------
Decrease in net assets from distributions from shareholders             (3,132,316)       (5,289,238)
                                                                     -------------     -------------
FROM CAPITAL SHARE TRANSACTIONS:
INSTITUTIONAL SHARES
   Proceeds from shares sold                                            13,187,869        15,597,164
   Net asset value of shares issued in reinvestment
      of distributions to shareholders                                   2,952,334         5,049,237
   Payments for shares redeemed                                         (1,597,130)       (5,227,155)
                                                                     -------------     -------------
Net increase in net assets from Institutional Shares transactions       14,543,073        15,419,246
                                                                     -------------     -------------
SERVICE GROUP SHARES
   Proceeds from shares sold                                               153,370         4,316,277
   Net asset value of shares issued in reinvestment
      of distributions to shareholders                                      77,248            99,842
   Payments for shares redeemed                                           (537,727)       (1,401,739)
                                                                     -------------     -------------
Net increase (decrease) in net assets from
   Service Group Shares transactions                                      (307,109)        3,014,380
                                                                     -------------     -------------





TOTAL INCREASE IN NET ASSETS                                            17,985,604        22,819,206

NET ASSETS:
   Beginning of period                                                  99,318,700        76,499,494
                                                                     -------------     -------------
   End of period - (including undistributed net investment
      income of $8,115 and $8,124, respectively)                     $ 117,304,304     $  99,318,700
                                                                     =============     =============
CAPITAL SHARE ACTIVITY:
INSTITUTIONAL SHARES
   Sold                                                                  1,202,850         1,446,450
   Reinvested                                                              266,695           472,113
   Redeemed                                                               (145,074)         (486,114)
                                                                     -------------     -------------
   Net increase in shares outstanding                                    1,324,471         1,432,449
   Shares outstanding, beginning of period                               8,886,698         7,454,249
                                                                     -------------     -------------
   Shares outstanding, end of period                                    10,211,169         8,886,698
                                                                     =============     =============
SERVICE GROUP SHARES
   Sold                                                                     14,036           402,367
   Reinvested                                                                6,981             9,229
   Redeemed                                                                (49,141)         (128,286)
                                                                     -------------     -------------
   Net increase (decrease) in shares outstanding                           (28,124)          283,310
   Shares outstanding, beginning of period                                 283,310                --
                                                                     -------------     -------------
   Shares outstanding, end of period                                       255,186           283,310
                                                                     =============     =============

See accompanying notes to financial statements.



                 THE JAMESTOWN BOND FUND - INSTITUTIONAL SHARES

                              FINANCIAL HIGHLIGHTS

                    Selected Per Share Data and Ratios for a
                    Share Outstanding Throughout Each Period

                                   SIX MONTHS
                                      ENDED
                                                          SEPTEMBER 30,                      YEARS ENDED MARCH 31,
                                                              1998         --------------------------------------------------------
                                                           (UNAUDITED)       1998        1997        1996        1995        1994
                                                            --------       --------    --------    --------    --------    --------
Net asset value at beginning of period ...................  $  10.83       $  10.26    $  10.39    $   9.97    $  10.15    $  10.82
                                                            --------       --------    --------    --------    --------    --------

Income from investment operations:
   Net investment income .................................      0.30           0.58        0.68        0.70        0.62        0.55
   Net realized and unrealized gains
      (losses) on investments ............................      0.39           0.63       (0.12)       0.41       (0.18)      (0.30)
                                                            --------       --------    --------    --------    --------    --------
Total from investment operations .........................      0.69           1.21        0.56        1.11        0.44        0.25
                                                            --------       --------    --------    --------    --------    --------

Less distributions:
   Dividends from net investment income ..................     (0.31)         (0.64)      (0.69)      (0.69)      (0.62)      (0.55)
   Distributions from net realized gains .................        --             --          --          --          --       (0.19)
   Distributions in excess of net realized gains .........        --             --          --          --          --       (0.18)
                                                            --------       --------    --------    --------    --------    --------
Total distributions ......................................     (0.31)         (0.64)      (0.69)      (0.69)      (0.62)      (0.92)
                                                            --------       --------    --------    --------    --------    --------

Net asset value at end of period .........................  $  11.21       $  10.83    $  10.26    $  10.39    $   9.97    $  10.15
                                                            ========       ========    ========    ========    ========    ========

Total return .............................................     6.45%         12.06%       5.52%      11.23%       4.56%       2.12%
                                                            ========       ========    ========    ========    ========    ========

Net assets at end of period (000's) ......................  $114,445       $ 96,250    $ 76,499    $ 74,774    $ 72,029    $ 64,029
                                                            ========       ========    ========    ========    ========    ========

Ratio of gross expenses to average net assets ............     0.54%(b)       0.53%       0.53%       0.56%       0.57%       0.60%

Ratio of net expenses to average net assets (a) ..........     0.50%(b)       0.50%       0.50%       0.53%       0.53%       0.60%

Ratio of net investment income to average net assets .....     5.78%(b)       6.06%       6.48%       6.54%       6.28%       5.03%






Portfolio turnover rate ..................................      114%           235%        207%        268%        381%        381%

(a) Ratios were determined based on net expenses after expense reimbursements through a directed brokerage arrangement for periods after March 31, 1994 (Note 4) and investment advisory fee waivers for the periods ended September 30, 1998 and March 31, 1998 (Note 3).

(b)  Annualized.

See accompanying notes to financial statements.



                 THE JAMESTOWN BOND FUND - SERVICE GROUP SHARES

                              FINANCIAL HIGHLIGHTS

                    Selected Per Share Data and Ratios for a
                     Share Outstanding Throughout the Period

                                   SIX MONTHS
                                  ENDED PERIOD
                                                            SEPTEMBER 30,    ENDED
                                                               1998        MARCH 31,
                                                            (UNAUDITED)    1998 (A)
                                                             --------      --------

Net asset value at beginning of period ..................    $  10.83      $  10.69
                                                             --------      --------
Income from investment operations:
   Net investment income ................................        0.32          0.37
   Net realized and unrealized gains on investments .....        0.37          0.08
                                                             --------      --------
Total from investment operations ........................        0.69          0.45
                                                             --------      --------
Less distributions:
   Dividends from net investment income .................       (0.31)        (0.31)
                                                             --------      --------

Net asset value at end of period ........................    $  11.21      $  10.83
                                                             ========      ========

Total return ............................................       6.38%         8.55%(c)
                                                             ========      ========

Net assets at end of period (000's) .....................    $  2,860      $  3,069
                                                             ========      ========

Ratio of gross expenses to average net assets ...........       0.69%(c)      0.68%(c)

Ratio of net expenses to average net assets (b) .........       0.65%(c)      0.65%(c)

Ratio of net investment income to average net assets ....       5.64%(c)      5.96%(c)

Portfolio turnover rate .................................        114%          235%

(a) Represents the period from the initial public offering of Service Group Shares (October 2, 1997) through March 31, 1998.

(b) Ratios were determined based on net expenses after expense reimbursements through a directed brokerage arrangement (Note 4) and investment advisory fee waivers (Note 3).

(c)  Annualized.

See accompanying notes to financial statements.



                             THE JAMESTOWN BOND FUND

                            PORTFOLIO OF INVESTMENTS

                               September 30, 1998
                                   (Unaudited)

 Par Value                                                             Value
 ---------                                                             -----
               U.S. TREASURY OBLIGATIONS - 14.6%
               U.S. TREASURY BONDS - 8.1%
$6,855,000       8.125%, due 08/15/2021 .....................       $ 9,505,966
                                                                    -----------
               U.S. TREASURY NOTES - 5.1%
 3,155,000       6.50%, due 05/31/2001 ......................         3,321,142
 2,260,000       7.00%, due 07/15/2006 ......................         2,632,900
                                                                    -----------
                                                                      5,954,042
                                                                    -----------
               U.S. TREASURY INFLATION-PROTECTION NOTES - 1.4%
 1,700,000       3.375%, due 01/15/2007 .....................         1,679,194
                                                                    -----------

               TOTAL U.S. TREASURY OBLIGATIONS (COST $16,266,026)   $17,139,202
                                                                    -----------

               MORTGAGE-BACKED SECURITIES - 37.7%
               FEDERAL HOME LOAN MORTGAGE CORPORATION - 4.3%
$  825,000       Pool #1197-H, 6.75%, due 02/15/2007                $   883,781
   900,194       Pool #1221-I, 7.00%, due 03/15/2007                    933,384
   700,000       Pool #1457-PK, 7.00%, due 01/15/2008                   759,717
   925,000       Pool #1460-I, 7.00%, due 01/15/2008                  1,001,313
   825,000       Pool #1655-HB, 6.50%, due 10/15/2008                   873,980
   600,000       Pool #1857-D, 6.50%, due 11/15/2022                    636,372
                                                                    -----------
                                                                      5,088,547
                                                                    -----------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 19.9%
   813,175       Pool #313443, 6.775%, due 04/01/2004                   864,508
 1,186,519       Pool #375139, 7.13%, due 05/01/2004                  1,283,851
 1,460,650       Pool #375299, 6.81%, due 08/01/2004                  1,561,755
   597,119       Pool #73061, 8.66%, due 01/01/2005                     682,022
   621,824       Pool #73126, 7.00%, due 07/01/2005                     646,175
   557,395       Pool #73443, 6.87%, due 04/01/2006                     603,032
   626,199       Series #92-61-ZB, 7.50%, due 05/25/2007                675,312
   765,000       Series #92-179-H, 7.00%, due 09/01/2007                809,462
   545,801       Pool #375538, 6.70%, due 11/01/2007                    589,397
 1,425,000       Series #93-10-PH, 6.50%, due 12/01/2007              1,503,375
 1,275,000       Pool #380701, 6.19%, due 09/01/2008                  1,338,152
   750,000       Series #98-M3, 6.45%, due 01/01/2011                   778,125
 1,410,000       Series #96-53-PG, 6.50%, due 12/18/2011              1,502,087
 1,011,096       Pool #398341, 6.00%, due 04/01/2013                  1,021,794
 1,889,531       Pool #424298, 6.00%, due 06/01/2013                  1,909,523
   605,877       Series #G92-23-Z, 7.50%, due 05/01/2021                659,649
   776,666       Series #G92-44-Z, 8.00%, due 07/25/2022                857,727

 2,885,000       TBA, 6.00%, due 10/01/2028                           2,877,787
 1,375,000       TBA, 6.50%, due 10/01/2028                           1,397,773
 1,800,000       TBA, 6.00%, due 11/01/2028                           1,794,375
                                                                    -----------
                                                                     23,355,881
                                                                    -----------


                             THE JAMESTOWN BOND FUND

                            PORTFOLIO OF INVESTMENTS

                               September 30, 1998
                                   (Unaudited)

 Par Value                                                             Value
 ---------                                                             -----
               MORTGAGE-BACKED SECURITIES - CONTINUED
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 10.8%
$   64,741       Pool #223997, 8.85%, due 05/15/2018                $    69,491
   515,853       Pool #224002, 8.85%, due 07/15/2018                    553,702
   127,328       Pool #316205, 7.50%, due 02/15/2022                    132,126
 1,829,230       Pool #373331, 7.50%, due 05/15/2022                  1,898,156
   346,789       Pool #333658, 7.50%, due 01/15/2023                    359,855
   741,440       Pool #342526, 7.50%, due 02/15/2023                    769,377
   304,450       Pool #349314, 7.50%, due 02/15/2023                    315,922
   649,155       Pool #352143, 7.50%, due 07/15/2023                    673,615
   532,223       Pool #008505, 7.00%, adjustable rate,
                  due 09/20/2024                                        541,787
 1,559,804       Pool #8541, 7.00%, adjustable rate,
                  due 11/20/2024                                      1,586,368
   575,011       Pool #8552, 7.00%, adjustable rate,
                  due 11/20/2024                                        584,982
   484,999       Pool #455413, 7.50%, due 08/15/2027                    502,974
   674,375       Pool #780798, 7.50%, due 12/15/2027                    699,368
 1,350,000       Pool #433882, 7.00%, due 07/15/2028                  1,394,118
   485,000       Pool #473853, 7.00%, due 09/15/2028                    500,850
 2,000,000       TBA, 7.00%, due 10/15/2028                           2,062,500
                                                                    -----------
                                                                     12,645,191
                                                                    -----------
               OTHER MORTGAGE-BACKED SECURITIES - 2.7%
               Contimortgage Home Equity Loan Trust #98-2-A4,
   925,000       6.19%, due 01/15/2014                                  936,849
               CS First Boston Mortgage Securities
                 Corporation #98-C1-A1A,
   811,923       6.26%, due 12/17/2007                                  837,296
               GS Mortgage Securities Corporation II #98-GLII-A1,
 1,195,370       6.312%, due 04/13/2031                               1,231,606
               Lehman Brothers Mortgage Trust #91-2-A1,
   184,074       8.00%, due 03/20/1999                                  184,074
                                                                    -----------
                                                                      3,189,825
                                                                    -----------

               TOTAL MORTGAGE-BACKED SECURITIES (COST $43,203,593)  $44,279,444
                                                                    -----------


               ASSET-BACKED SECURITIES - 8.8%
               STUDENT LOAN MARKETING ASSOCIATION - 4.4%
$2,138,651       Series #97-2-A1, 5.083%, adjustable rate,
                   due 10/25/2005                                   $ 2,122,612
 2,611,940       Series #97-3-A1, 5.817%, adjustable rate,
                   due 04/25/2006                                     2,592,351
   428,277       Series #98-1-A1, 5.253%, adjustable rate,
                   due 01/25/2007                                       428,277
                                                                    -----------
                                                                      5,143,240
                                                                    -----------



                            THE JAMESTOWN BOND FUND

                            PORTFOLIO OF INVESTMENTS

                               September 30, 1998
                                   (Unaudited)

 Par Value                                                             Value
 ---------                                                             -----
               ASSET-BACKED SECURITIES - CONTINUED
               OTHER ASSET-BACKED SECURITIES - 4.4%
               Bank America Manufactured Housing Contract #96-1-A6,
$  650,000       8.00%, due 10/10/2026                              $   705,510
               CIT RV Trust #95-B-A1,
   197,137       6.50%, due 04/15/2011                                  200,771
               CIT RV Trust #96-A-A1,
   499,320       5.40%, due 12/15/2011                                  502,127
               Fleetwood Credit Corporation Grantor Trust #94-A-A,
   397,429       4.70%, due 07/15/2009                                  395,812
               Fleetwood Credit Corporation Grantor Trust #96-A-A,
   378,938       6.75%, due 10/15/2011                                  391,845
               Green Tree Financial Corporation, #97-2-A6,
   775,000       7.24%, due 06/15/2028                                  812,293
               Green Tree Financial Corporation, #97-2-A7,
   700,000       7.62%, due 04/15/2028                                  753,151
               Green Tree Financial Corporation, #98-A,
 1,337,868       6.18%, due 04/01/2018                                1,353,922
                                                                    -----------
                                                                      5,115,431
                                                                    -----------

               TOTAL ASSET-BACKED SECURITIES (COST $10,115,395)     $10,258,671
                                                                    -----------

               CORPORATE BONDS - 25.2%
               Aluminum Company of American,
$  775,000       6.50%, due 06/15/2018                              $   794,693
               Allmerica Financial Corporation,
   390,000       7.625%, due 10/15/2025                                 415,892
               Associates Corporation,
   700,000       5.75%, due 10/15/2003                                  709,303
               Avalon Properties, Inc.,
   485,000       6.625%, due 01/15/2005                                 483,623
               Bank of New York Company, Inc.,
   610,000       6.50%, due 12/01/2003                                  638,566
               BellSouth Telecommunications,
 1,075,000       6.375%, due 06/01/2028                               1,128,965
               Beneficial Corporation Medium Term Notes,
   800,000       6.33%, due 10/09/2001                                  824,472
               BRE Properties, Inc.,
   425,000       7.125%, due 02/15/2013                                 427,486
               Coca-Cola Enterprises,
   325,000       6.75%, due 09/15/2028                                  335,692
   440,000       6.75%, due 01/15/2038                                  448,052
               Dana Corporation,

   425,000       7.00%, due 03/15/2028                                  429,246



                             THE JAMESTOWN BOND FUND

                            PORTFOLIO OF INVESTMENTS

                               September 30, 1998
                                   (Unaudited)

 Par Value                                                             Value
 ---------                                                             -----
               CORPORATE BONDS - CONTINUED
               Dayton Hudson Corporation,
$  370,000       6.75%, due 01/01/2028                              $   376,242
               Duke Realty LP,
   470,000       7.05%, due 03/01/2006                                  478,394
   510,000       6.75%, due 05/30/2008                                  507,460
               Equity Residential Properties Trust,
   875,000       6.55%, due 11/15/2001                                  887,399
   450,000       6.63%, due 04/13/2005                                  449,240
               Finova Capital Corporation,
   385,000       6.25%, due 08/15/2000                                  390,425
               Firstar Bank Milwaukee,
 2,450,000       6.25%, due 12/01/2002                                2,556,820
               Ford Motor Company,
   300,000       6.625%, due 02/15/2028                                 303,759
   900,000       6.625%, due 10/01/2028                                 912,519
   335,000       8.90%, due 01/15/2032                                  428,706
               General Motors Corporation,
   235,000       8.80%, due 03/01/2021                                  295,797
               General Motors Acceptance Corporation
                 Medium Term Notes,
 1,400,000       6.80%, due 04/17/2001                                1,456,210
               IBM Corporation,
   950,000       6.50%, due 01/15/2028                                  992,417
               International Lease Finance Medium Term Notes,
 1,315,000       6.42%, due 09/11/2000                                1,348,953
               JDN Realty Corporation,
   375,000       6.95%, due 08/01/2007                                  395,456
               May Department Stores,
   275,000       7.45%, due 09/15/2011                                  314,168
   650,000       6.70%, due 09/15/2028                                  670,969
               Mellon Financial Company,
   915,000       7.625%, due 11/15/1999                                 938,616
               Morgan Stanley Dean Witter & Company,
   500,000       6.09%, due 11/19/1999                                  510,885
               National City Corporation,
   900,000       7.20%, due 05/15/2005                                  975,384
               Norwest Financial, Inc.,
   450,000       6.05%, due 11/19/1999                                  455,076
               Philips Petroleum Company,
   375,000       6.65%, due 07/15/2018                                  384,581
               Price Development Company,
   485,000       7.29%, due 03/11/2008                                  484,370
               SBC Communications, Inc.,
   600,000       6.625%, due 11/01/2009                                 667,074



                             THE JAMESTOWN BOND FUND

                            PORTFOLIO OF INVESTMENTS

                               September 30, 1998
                                   (Unaudited)

 Par Value                                                             Value
 ---------                                                             -----
               CORPORATE BONDS - CONTINUED
               Sears Roebuck & Company,
$1,500,000       5.63%, due 02/07/2001                              $ 1,518,075
   750,000       6.86%, due 07/03/2001                                  782,288
   750,000       6.99%, due 09/30/2002                                  798,382
               Suntrust Banks,
   340,000       6.125%, due 02/15/2004                                 352,230
               Textron, Inc.,
   510,000       6.625%, due 11/15/2007                                 548,444
               TRW, Inc.,
   425,000       6.25%, due 01/15/2010                                  451,180
   350,000       9.35%, due 06/04/2020                                  453,968
               Union Camp Corporation,
   325,000       6.50%, due 11/15/2007                                  339,540
               United Parcel Service of America, Inc.,
   420,000       8.375%, due 04/01/2030                                 534,790
                                                                    -----------
               TOTAL CORPORATE BONDS (COST $28,512,167)             $29,595,807
                                                                    -----------

   Shares                                                               Value
   ------                                                               -----
               CLOSED-END MUTUAL FUNDS - 7.6%
    37,400     Blackrock 1999 Term Trust, Inc.                     $    364,650
   226,400     Blackrock 2001 Term Trust, Inc.                        2,037,600
    53,900     Blackrock Investment Quality Term Trust, Inc.            485,100
    63,200     Blackrock North American Government Income Trust         639,900
   125,300     Blackrock Strategic Term Trust, Inc.                   1,151,194
    12,000     Dean Witter Government Income Trust                      108,000
     7,400     Excelsior Income Shares, Inc.                            125,800
    15,500     First Commonwealth Fund                                  165,656
   232,200     Hyperion 1999 Term Trust, Inc.                         1,683,450
   201,000     Hyperion 2002 Term Trust, Inc.                         1,695,938
     4,100     Hyperion 2005 Investment Grade
                 Opportunity Term Trust, Inc.                            36,131
    16,400     Income Opportunities Fund, Inc. - 1999                   157,850
    41,700     MFS Government Markets Income Trust                      281,475
                                                                   ------------
               TOTAL CLOSED-END FUNDS (COST $8,075,193)            $  8,932,744
                                                                   ------------

               TOTAL INVESTMENTS AT VALUE
                 (COST $106,172,374) - 93.9%                       $110,205,868
                                                                   ------------



                             THE JAMESTOWN BOND FUND

                            PORTFOLIO OF INVESTMENTS

                               September 30, 1998
                                   (Unaudited)

Face Amount                                                            Value
- -----------                                                            -----
               REPURCHASE AGREEMENTS (A) - 10.1%
$11,785,000      Star Bank, N.A., 5.15%, dated 09/30/1998,
                   due 10/01/1998 repurchase proceeds

                   $11,786,686 (Cost $11,785,000)                  $ 11,785,000
                                                                   ------------

               TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS
                 AT VALUE - 104.0%                                 $121,990,868

               LIABILITIES IN EXCESS OF OTHER ASSETS - (4.0)%        (4,686,564)
                                                                   ------------

               NET ASSETS - 100.0%                                 $117,304,304
                                                                   ============

(a) Joint repurchase agreement is fully collateralized by $12,560,000 GNMA II, Pool #8375, 6.875%, due 02/20/24; $12,360,000 GNMA II, Pool #8932, 6.875%,
     due 03/20/22; and $5,510,000 GNMA II, Pool #8395, 6.875%, due 03/20/24. The
     aggregate market value of the collateral at September 30, 1998 was $30,730,289. The Fund's pro-rata interest in the collateral at September 30, 1998 was $13,245,427.

See accompanying notes to financial statements.



                             THE JAMESTOWN BOND FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1998
                                   (Unaudited)

1.   SIGNIFICANT ACCOUNTING POLICIES

The Jamestown Bond Fund (the Fund) is a no-load, diversified series of the Williamsburg Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940 (the 1940 Act). The Trust was organized as a Massachusetts business trust on July 18, 1988. The Fund began operations on December 13, 1990.

The Fund offers two classes of shares: Service Group Shares, sold subject to a 12b-1 fee up to 0.15% of average daily net assets, and Institutional Shares, sold without a 12b-1 fee. Each Service Group and Institutional Share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Service Group Shares bear the expenses of the distribution fees, which will cause Service Group Shares to have a higher expense ratio and to pay lower dividends than Institutional Shares; (ii) certain class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters affecting only that class.

The Fund's investment objective is to maximize total return, consisting of current income and capital appreciation (both realized and unrealized), consistent with the preservation of capital through active management of investment grade fixed income securities.

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national exchange are valued based upon the closing price on the principal exchange where the security is traded. It is expected that fixed income securities of the Fund will ordinarily be traded in the over-the-counter market. When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service. If a pricing service cannot provide a valuation, securities will be valued in good faith at fair value using methods consistent with those determined by the Board of Trustees.

Repurchase agreements -- The Fund generally enters into joint repurchase agreements with other funds within the Trust. The joint repurchase agreement, which is collateralized by U.S. Government obligations, is valued at cost which, together with accrued interest, approximates market. At the time the Fund enters into the joint repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement. In addition, the Fund actively monitors and seeks additional collateral, as needed.

Share valuation -- The net asset value per share of each class of shares of the Fund is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of each class of shares of the Fund is equal to the net asset value per share.



                             THE JAMESTOWN BOND FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1998
                                   (Unaudited)

Investment income and distributions to shareholders -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations. Dividends arising from net investment income are declared and paid quarterly to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Allocations between classes -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Security transactions -- Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis.

Securities traded on a "to-be-announced" basis -- The Fund occasionally trades securities on a "to-be-announced" (TBA) basis. In a TBA transaction, the Fund has committed to purchase securities for which all specific information is not yet known at the time of the trade, particularly the face amount in mortgage-backed securities transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.



                             THE JAMESTOWN BOND FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1998
                                   (Unaudited)

The following information is based upon the federal income tax cost of portfolio investments of $106,181,654 as of September 30, 1998:

     Gross unrealized appreciation...............................  $ 4,105,603
     Gross unrealized depreciation...............................      (81,389)
     Net unrealized appreciation.................................  $ 4,024,214

The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles.

2.   INVESTMENT TRANSACTIONS

During the six months ended September 30, 1998, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $122,341,098 and $108,594,862, respectively.

3.   TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT
The Fund's investments are managed by Tattersall Advisory Group, Inc. (the Adviser) under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.375% of its average daily net assets. The Adviser currently intends to limit the total operating expenses of the Institutional Shares of the Fund to 0.50% of its average daily net assets, and to limit the total operating expenses of the Service Group Shares of the Fund to 0.65% of its average daily net assets. Accordingly, the Adviser voluntarily waived $10,866 of its investment advisory fees for the six months ended September 30, 1998. Certain trustees and officers of the Trust are also officers of the Adviser.

ADMINISTRATIVE SERVICES AGREEMENT
Under the terms of an Administrative Services Agreement with the Trust, Countrywide Fund Services, Inc. (CFS) provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Fund. For these services, CFS receives a monthly fee from the

Fund at an annual rate of 0.075% on its average daily net assets up to $200 million and 0.05% on such net assets in excess of $200 million, subject to a $2,000 minimum monthly fee, plus a surcharge of $1,000 per month. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and cost of pricing the Fund's portfolio securities. Certain officers of the Trust are also officers of CFS.



                             THE JAMESTOWN BOND FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1998
                                   (Unaudited)

DISTRIBUTION PLAN
The Fund has adopted a Distribution Plan (the Plan) with respect to Service Group Shares pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may incur certain costs related to the distribution of Service Group Shares, not to exceed 0.15% of average daily net assets applicable to Service Group Shares. For the six months ended September 30, 1998, Service Group Shares incurred $2,151 of distribution expenses under the Plan.

4.   DIRECTED BROKERAGE ARRANGEMENT

In order to reduce the total operating expenses of the Fund, a portion of the Fund's custodian fees have been paid through an arrangement with a third-party broker-dealer who is compensated through security trades. Expenses reimbursed through the directed brokerage arrangement totaled $8,994 for the six months ended September 30, 1998.

                                                              September 30, 1998

[GRAPHIC APPEARS HERE]
                              Evergreen Select


                             Fixed Income Funds


                               Annual Report


                                      [LOGO OF EVERGREEN FUNDS(SM) APPEARS HERE]


- ---------------------------------------------------------------------------
                                Table of Contents
- ----------------------------------------------------------------------------

Letter to Shareholders ...................................................    1

Evergreen Select Adjustable Rate Fund
   Fund at a Glance ......................................................    2
   Portfolio Manager Commentary ..........................................    3

Evergreen Select Core Bond Fund
   Fund at a Glance ......................................................    5
   Portfolio Manager Commentary ..........................................    6

Evergreen Select Fixed Income Fund
   Fund at a Glance ......................................................    8
   Portfolio Manager Commentary ..........................................    9

Evergreen Select Income Plus Fund
   Fund at a Glance ......................................................   11
   Portfolio Manager Commentary ..........................................   12

Evergreen Select Intermediate
Tax Exempt Bond Fund
   Fund at a Glance ......................................................   14
   Portfolio Manager Commentary ..........................................   15

Evergreen Select International
Bond Fund
   Fund at a Glance ......................................................   17
   Portfolio Manager Commentary ..........................................   18

Evergreen Select Limited Duration Fund
   Fund at a Glance ......................................................   20
   Portfolio Manager Commentary ..........................................   21

Evergreen Select Total Return Bond Fund
   Fund at a Glance ......................................................   23
   Portfolio Manager Commentary ..........................................   24

Financial Highlights
   Evergreen Select Adjustable Rate Fund..................................   26
   Evergreen Select Core Bond Fund........................................   28
   Evergreen Select Fixed Income Fund.....................................   29
   Evergreen Select Income Plus Fund......................................   30
   Evergreen Select Intermediate
     Tax Exempt Bond Fund.................................................   31
   Evergreen Select International

     Bond Fund ...........................................................   32
   Evergreen Select Limited Duration Fund.................................   33
   Evergreen Select
     Total Return Bond Fund...............................................   34

Schedules of Investments
   Evergreen Select Adjustable Rate Fund..................................   35
   Evergreen Select Core Bond Fund........................................   37
   Evergreen Select Fixed Income Fund.....................................   39
   Evergreen Select Income Plus Fund......................................   44
   Evergreen Select Intermediate
     Tax Exempt Bond Fund.................................................   49
   Evergreen Select International
     Bond Fund ...........................................................   55
   Evergreen Select Limited Duration Fund.................................   57
   Evergreen Select
     Total Return Bond Fund...............................................   59

Statements of Assets and
Liabilities ..............................................................   62

Statements of Operations .................................................   63

Statements of Changes in
Net Assets ...............................................................   65

Combined Notes to Financial
Statements ...............................................................   67

Independent Auditors' Report .............................................   77

Report of Independent Accountants.........................................   78

Additional Information (Unaudited)........................................   79


- ----------------------------------------------------------------------------
                                 EVERGREEN FUNDS
- ----------------------------------------------------------------------------

Evergreen Funds is one of the nation's fastest growing investment companies with approximately $50 billion in assets under management.

With over 70 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to the Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This annual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.


Mutual Funds:  ARE NOT FDIC INSURED     May lose value . Are not bank guaranteed


                           Evergreen Distributor, Inc.
    Evergreen(SM) is a Service Mark of Evergreen Investment Services, Inc.

                             Letter to Shareholders
                             ----------------------
                                 November 1998


Dear Shareholders:

We are pleased to provide you the Evergreen Select Fixed Income Funds annual report covering the fiscal year ended September 30, 1998.

Market Volatility

[PHOTO OF WILLIAM M. ENNIS APPEARS HERE]
WILLIAM M. ENNIS

[PHOTO OF DAVID C. FRANCIS APPEARS HERE]
DAVID C. FRANCIS

The financial markets have certainly experienced volatility in the past few months. The Dow Jones Industrial Average peaked in mid-July, when prices were at historic highs relative to benchmarks such as corporate profit and dividends. A few weeks later, the markets began a downward turn tipped off by the debt troubles in Russia and general loss of confidence in emerging markets. Investors began a "flight to quality" by seeking safety in U.S. Treasuries, pushing long-term Treasury bonds' yields to record low levels.

While we anticipate continued volatility throughout the world markets, we want to emphasize the strong fundamentals of the U.S. economy: low unemployment, low inflation, low interest rates, relatively high levels of consumer confidence and business optimism, responsible fiscal policy and a moderately growing economy. The Federal Reserve has started the necessary steps to sustain the economic momentum by its recent rate cuts. The U.S. Treasury market continues to be the global safe haven and our Evergreen Select Fixed Income Funds offer various strategies to keep your portfolio diversified and invested in the fixed income sector which has enjoyed increasing growth.

Year 2000/1/

The year 2000 is nearly upon us, and unlike some we are looking forward to it. We have been addressing the Year 2000 issue since February 1996 and have adopted an industry best practices methodology for the project. Our team is on schedule to complete the following milestones: Inventory and Assessment, Remediation, Testing and Contingency. We believe that for Evergreen shareholders, the transition into the next millennium should be seamless, with virtually no impact on the products and services you receive from us.

Cost Savings

In an effort to achieve efficiencies and cost savings, we are combining your funds' required mailings so you only receive one per household, based on the registration last name and exact address/2/. This reduces the mailing costs, not to mention the amount of paper needed to print, which in turn benefits your funds by reducing the overall expenses. If you prefer to receive separate copies of reports and prospectuses for each registered holder in your household, please notify us by calling the number on your statement and we will adjust our records accordingly.

Thank you for your continued investment with Evergreen Funds.

Sincerely,

/s/ William M. Ennis

William M. Ennis
Managing Director
Evergreen Funds



/s/ David C. Francis

David C. Francis, C.F.A.
Managing Director
Chief Investment Officer
First Capital Group

Good News!

Effective for the 1998 Tax Year, long-term capital gains taxes are reduced to 20%.

/1/  The information above constitutes Year 2000 readiness disclosure.

/2/ If you purchased your shares through a financial representative, we may not be able to consolidate your mailings by last name and address, because that institution controls the mailings.

- ----------------------------------------------------------------------------
                                   EVERGREEN
                          Select Adjustable Rate Fund
- ----------------------------------------------------------------------------

                   Fund at a Glance as of September 30, 1998


- ----------------------------------------------------------------------------
                               PORTFOLIO PROFILE
- ----------------------------------------------------------------------------


                                   Philosophy

Evergreen Select Adjustable Rate Fund seeks a high level of current income consistent with low volatility of principal.

                                   Process

Portfolio management emphasizes non-convertible, one-year CMT-indexed ARMS to achieve coupon sensitivity to changing interest rates. A series of laddered maturities help to ensure a gradual response to changing interest rates.


                                  Benchmark

                             6-month Treasury Bill

- ----------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS
- ----------------------------------------------------------------------------
                                                         Class I        Class IS

Inception Date                                           10/1/91         5/23/94
 ...............................................................................
Average Annual Returns

 ...............................................................................
1 year                                                    5.54%           5.17%
 ................................................................................
3 years                                                   6.65%           6.38%
 ...............................................................................
5 years                                                   5.63%              --
 ...............................................................................
Since Inception                                           5.58%           5.99%
 ...............................................................................
30-day SEC Yield                                          5.75%           5.46%
 ...............................................................................


- ----------------------------------------------------------------------------
                                LONG TERM GROWTH
- ----------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

       Date               CPI              6 mo. T-bill         Class I
       ----               ---              ------------         -------
     10/1/91           $1,000,000           $1,000,000        $1,000,000
     9/30/92           $1,029,900           $1,044,900        $1,053,900
     9/30/93           $1,057,600           $1,079,300        $1,112,200
     9/30/94           $1,088,900           $1,120,500        $1,128,100
     9/30/95           $1,116,600           $1,186,700        $1,205,600
     9/30/96           $1,150,100           $1,251,400        $1,288,300
     9/30/97           $1,174,900           $1,319,400        $1,385,700
     9/30/98           $1,192,400           $1,390,500        $1,462,400

Comparison of a $1,000,000 investment in Evergreen Select Adjustable Rate Fund Class I, versus a similar investment in the 6-month Treasury Bill, and the Consumer Price Index (CPI).


Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The 6-month Treasury Bill does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

- ----------------------------------------------------------------------------
                                   EVERGREEN
                          Select Adjustable Rate Fund
- ----------------------------------------------------------------------------

                        Portfolio Management Commentary

Portfolio Management

[PHOTO OF GARY PZEGEO APPEARS HERE]
GARY PZEGEO

Performance

Evergreen Select Adjustable Rate Fund posted strong performance during the 12 months ended September 30, 1998. For the period, the Fund's Institutional Shares returned 5.54% and the Institutional Service Shares returned 5.17%, generously surpassing the 4.73% average return generated by the 34 funds in the Lipper Adjustable Mortgage category. Lipper Analytical Services, Inc. is an independent monitor of mutual fund performance.

                                   Portfolio
                                Characteristics
                                ---------------

            Total Net Assets                            $32,818,552
            .......................................................
            Average Credit Quality                              AAA
            .......................................................
            Average Maturity                              4.9 years
            .......................................................
            Average Duration                              0.5 years
            .......................................................

Investment Environment

Investors in adjustable-rate mortgage securities (ARMS) faced a challenging investment environment over the past 12 months. Continued low interest rates across all maturities, the decline of long-term interest rates relative to short-term interest rates, fewer buyers, and concerns about the liquidity of ARMS all limited the securities' potential for price appreciation. Offsetting some of the hurdles, however, was a reduced supply of ARMS. A lower supply tends to support prices.

The lowest interest rates in nearly 30 years prompted many consumers to refinance -- or prepay -- their existing higher-cost mortgages and replace them with ones that carried lower interest rates. The interest rate climate also fueled a strong housing market. This contributed to a rapid pace of prepayments by creating a high turnover rate for those mortgages already in existence. The fact that ARMS can be prepaid creates the possibility of their underperformance versus other fixed-income securities, such as U.S. Treasuries, when interest rates are low or declining. When bonds can be prepaid prior to maturity, investors face the risk of reinvesting the proceeds from prepaid principal at lower rates than those that prevailed at the time of the original investment.

In addition to a rapid pace of prepayments, investors were confronted with concerns about the market's liquidity when a large institutional buyer experienced financial difficulties. The firm's uncertain condition not only removed it as a buyer, but caused many investors to be exceptionally cautious about taking on additional, potentially risky positions, as they waited for market conditions to stabilize. Although the ARMS market remains extremely liquid, these events exerted further downward pressure on the securities' prices.

- ----------------------------------------------------------------------------
                                   EVERGREEN
                          Select Adjustable Rate Fund
- ----------------------------------------------------------------------------

                          Portfolio Manager Commentary

Low and declining long-term interest rates meant that the supply of ARMS fell because many consumers chose to lock in historically low mortgage rates by selecting fixed-rate mortgages rather than their adjustable-rate counterparts. Often, this involved paying off an adjustable rate mortgage and replacing it with one that carried a fixed rate. This restrained the growth of outstanding ARMS and provided investors with some relief during a challenging market.

- ----------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
- ----------------------------------------------------------------------------
(based on 9/30/98 net assets)

[PIE CHART APPEARS HERE]

ARMS -- 77.6%
Fixed-rate mortgage-backed securities -- 12.0% U.S. Treasuries/Government Agency Notes/Bond -- 7.1% Other assets less liabilities, net -- 3.3%

Investment Strategy

Over the past 12 months, we reduced the Fund's position in ARMS and increased holdings in fixed-rate mortgage securities, U.S. Treasuries and cash. Within the ARMS sector, we invested in securities with lower coupons and emphasized "hybrid-ARMS", which contain a fixed-rate component for a number of years before converting to an adjustable rate bond. The combination of these strategies reduced prepayment risk, increased the Fund's potential for price appreciation in a declining interest rate environment and improved liquidity. As of September 30, 1998, the Fund was invested as follows: ARMS -- 77.6%; Fixed-rate mortgage-backed securities -- 12.0%; U.S. Treasuries -- 7.1% and Other assets less liabilities, net -- 3.3%.

Outlook

We believe that ARMS will reward the patient investor with attractive total return in the coming months, after we endure some continued price fluctuations and concerns about liquidity in the near term. During the past year, the performance of mortgage-backed securities lagged other types of bonds, such as U.S. Treasuries, and, in our opinion, this has created significant value in the mortgage-backed sector. We think conditions will remain favorable for fixed-income investors over the next six months. Inflation should stay low -- in the range of 1 1/2% to 2%. Further, we expect the world's central bankers and fiscal authorities to continue to focus their efforts on stimulating global economies, which could include lowering interest rates and weakening the U.S. dollar. We think this will improve international economic conditions and increase investors' confidence in investing in a wider range of securities.

- ----------------------------------------------------------------------------
                                   EVERGREEN
                             Select Core Bond Fund
- ----------------------------------------------------------------------------

                   Fund at a Glance as of September 30, 1998


- ----------------------------------------------------------------------------
                               PORTFOLIO PROFILE
- ----------------------------------------------------------------------------

                                   Philosophy

The Evergreen Select Core Bond Fund is designed to maximize total return by focusing on current income and identifying opportunities to capture capital gains. The portfolio maintains a bias toward corporate and mortgage securities in order to capture higher levels of income.

                                    Process

The portfolio managers seek to enhance performance, while pursuing a controlled risk approach, by actively managing three specific characteristics within the portfolio: duration, sector allocation, and security selection. The managers use both quantitative tools and fundamental research in order to determine an appropriate duration strategy as well as enhance the sector allocation and security selection processes.

                                   Benchmark

                     Lehman Brothers Aggregate Bond Index

- ----------------------------------------------------------------------------
                             PERFORMANCE AND RETURNS
- ----------------------------------------------------------------------------
                                              Class I      Class IS    Class IC
Average Annual Returns
 ...............................................................................
1 year                                        10.75%        10.55%      10.75%
 ...............................................................................
3 years                                        7.62%         7.38%       7.62%
 ...............................................................................
5 years                                        6.05%         5.80%       6.05%
 ...............................................................................
10 years                                       8.88%         8.61%       8.88%
 ...............................................................................
Since Inception                                8.33%         8.06%       8.33%
 ...............................................................................
30-day SEC Yield                               5.66%         5.42%       5.67%
 ...............................................................................

- ----------------------------------------------------------------------------
                                LONG TERM GROWTH
- ----------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

       Date               CPI               LBABI             Class I
       ----               ---               -----             -------
      9/30/88          $1,000,000         $1,000,000         $1,000,000
      9/30/89          $1,043,400         $1,112,600         $1,105,800
      9/30/90          $1,107,700         $1,196,800         $1,170,600
      9/30/91          $1,145,200         $1,388,200         $1,369,400
      9/30/92          $1,179,500         $1,562,400         $1,554,600
      9/30/93          $1,211,200         $1,718,300         $1,745,100
      9/30/94          $1,247,100         $1,662,900         $1,658,700
      9/30/95          $1,278,800         $1,896,700         $1,888,000
      9/30/96          $1,317,200         $1,989,600         $1,945,400
      9/30/97          $1,345,600         $2,183,500         $2,113,700
      9/30/98          $1,365,600         $2,434,100         $2,340,900

Comparison of a $1,000,000 investment in Evergreen Select Core Bond Fund, Class I shares, versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI), and the Consumer Price Index (CPI).


Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Class I, IS and IC performance information includes the performance of the Fund's predecessor common trust fund for periods before the Fund's registration statement became effective on November 21, 1997. The inception date of the predecessor common trust fund was February 28, 1986. Performance for the common trust fund has been adjusted to include the effect of estimated mutual fund expense ratios at the time the common trust funds were converted to mutual funds. Performance information for

Class IS also includes performance of the Fund's Class IC for the period from November 24, 1997 to March 9, 1998 (commencement of Class IS operations) and does not include the deduction of 12b-1 fees. If such fees had been included, the returns would have been lower. Returns of Class I, IS and IC, since their respective commencement of class operations, were 8.12%, 6.54% and 8.55%, respectively. The common trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain investment restrictions that are imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, its performance may have been adversely affected. Index returns do not reflect expenses, which have been deducted from the Fund's return. It is not possible to invest directly in an index.

- ----------------------------------------------------------------------------
                                   EVERGREEN
                             Select Core Bond Fund
- ----------------------------------------------------------------------------

                          Portfolio Manager Commentary


Portfolio Management Team

[PHOTO OF L. ROBERT CHESHIRE APPEARS HERE]
L. ROBERT CHESHIRE

[PHOTO OF BRUCE J. BESECKER APPEARS HERE]
BRUCE J. BESECKER, CFA

Performance

For the 12 month period ended September 30, 1998, the Evergreen Select Core Bond Fund's Class I, IC and IS shares returned 10.75%, 10.75%, and 10.55%, respectively. These returns modestly trailed the 11.50% return of the Lehman Brothers Aggregate Index. The Fund's performance, however, compared favorably to the 10.02% average return of 218 intermediate investment grade bond funds tracked by Lipper Analytical Services, an independent monitor of mutual fund performance. The Fund's strong total return relative to its peer group can be attributed to the portfolio's long duration stance for much of the quarter, which benefited performance amid steadily declining interest rates.

                                   Portfolio
                                Characteristics
                                ---------------
    Total Net Assets                                    $596,776,430
    ................................................................
    Average Credit Quality                                       AAA
    ................................................................
    Average Maturity                                       7.9 years
    ................................................................
    Average Duration                                       4.7 years
    ................................................................

A Good Year for Bond Investors

The past 12 months was a particularly rewarding period for bond investors and was brought about, ironically, by the Asian financial crisis which flared up roughly a year ago. While the crisis prompted volatility in financial markets throughout the world, it also slowed U.S. economic growth and calmed inflationary fears that, in turn, allowed interest rates to trend markedly lower. In fact, over the past 12 months, the yield on the bellwether 30-year Treasury bond fell from 6.40% to 4.98%.

The U.S. bond market rally was most pronounced in the final months of 1997 and again in the third quarter of 1998. The flight to quality, reignited in August and September, was a result of economic problems in Russia and its potential "domino effect" on other world economies. As a result of this crisis and a likely U.S. economic slowdown, the Federal Reserve Board moved away from a tightening bias and actually reduced the Fed Funds Rate at the end of September (and again in early October). The net result was a declining interest rate environment which boosted bond prices.

- ----------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
- ----------------------------------------------------------------------------
(based on 9/30/98 net assets)

[PIE CHART APPEARS HERE]

Mortgage-Backed Securities -- 39.3% Corporate Notes/Bonds -- 19.6% Treasury Notes/Bonds -- 13.3% Yankee Obligations -- 13.2% Other assets and liabilities, net -- 8.7% Government Agency Notes/Bonds -- 3.8% Asset-Backed Securities -- 1.6% Collateralized Mortgage Obligations -- 0.5%

- ----------------------------------------------------------------------------
                                   EVERGREEN
                             Select Core Bond Fund
- ----------------------------------------------------------------------------

                          Portfolio Manager Commentary


Our Strategy

Since the beginning of 1998, we have forecasted two things in the midst of the current global investment environment: increased volatility and range-bound -- or even declining -- interest rates. Consequently, we maintained a neutral-to-long duration stance for much of the fiscal year in order to take advantage of declining interest rates. The portfolio's average duration currently stands at
4.7 years. Our duration strategy, as well as the portfolio's high-quality emphasis, played a crucial role in allowing the Fund to outperform its peer group average.

The most significant strategic adjustment made to the portfolio was the removal of its barbell structure in late September. Typically, this type of portfolio structure, distinguished by securities primarily on both ends of the yield curve rather than in the middle, is beneficial during extended periods of economic strength as well as when there is a narrowing yield curve; two themes in the fixed-income market over the past several quarters. In fact, after being implemented roughly a year ago, this strategy paid off handsomely during much of the 12-month period. We felt, however, that fundamental changes taking place within the economy warranted the removal of the barbell structure and going to a more evenly distributed portfolio structure.

- ----------------------------------------------------------------------------
                               PORTFOLIO QUALITY
- ----------------------------------------------------------------------------
(based on 9/30/98 portfolio assets)

[PIE CHART APPEARS HERE]

U.S. Government Agency -- 50.5%
A -- 18.3%
U.S. Government -- 14.6%
AA -- 7.0%
AAA -- 4.8%
BAA -- 3.2%
Less than CAA -- 1.6%

Outlook

We maintain a very cautious outlook for the final months of 1998. Problems in several international economies continue to filter back to the U.S. financial markets in the form of increased volatility. Although we feel this turbulence is likely to continue in the near term, we are confident that adjustments made to the portfolio have positioned the Fund to perform well within this environment. From a duration standpoint, we anticipate maintaining a neutral-to-modestly-long duration as interest rates stay in their trading range and possibly trend lower. We will continue to closely monitor the market and wait until the outcome of the global crisis becomes clearer before taking more aggressive duration or sector bets.

- ----------------------------------------------------------------------------
                                   EVERGREEN
                           Select Fixed Income Fund
- ----------------------------------------------------------------------------

                   Fund at a Glance as of September 30, 1998

- ----------------------------------------------------------------------------
                               PORTFOLIO PROFILE
- ----------------------------------------------------------------------------


                                   Philosophy

The Evergreen Select Fixed Income Fund seeks to increase total return by focusing on current income and identifying opportunities to capture capital gains. The portfolio maintains a bias toward corporate and mortgage securities in order to capture higher levels of income.


                                     Process

The Fund's portfolio manager seeks to enhance performance, while controlling risk, by actively managing three specific characteristics within the portfolio: duration, sector allocation and security selection. The manager utilizes both quantitative tools and fundamental research to determine an appropriate duration strategy as well as to enhance the sector allocation and security selection processes.


                                    Benchmark

                         Lehman Brothers Intermediate
                          Government/Corporate Index

- ----------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS
- ----------------------------------------------------------------------------

                                                   Class I        Class IS
Average Annual Returns
 ..........................................................................
1 year                                              9.23%           9.04%
 ..........................................................................
3 years                                             7.24%           7.00%
 ..........................................................................
5 years                                             5.86%           5.61%
 ..........................................................................
10 years                                            7.99%           7.73%
 ..........................................................................
Since Inception                                     8.59%           8.32%
 ..........................................................................
30-day SEC Yield                                    5.37%           5.12%
 ..........................................................................


- ----------------------------------------------------------------------------
                                LONG TERM GROWTH
- ----------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

          Date              CPI             LBIGCBI           Class I
          ----              ---             -------           -------
         9/30/88        $1,000,000        $1,000,000        $1,000,000
         9/30/89        $1,043,400        $1,097,200        $1,091,900
         9/30/90        $1,107,700        $1,189,300        $1,193,200
         9/30/91        $1,145,200        $1,354,100        $1,350,000
         9/30/92        $1,179,500        $1,526,400        $1,503,000
         9/30/93        $1,211,200        $1,651,800        $1,622,200
         9/30/94        $1,247,100        $1,624,500        $1,582,700
         9/30/95        $1,278,800        $1,807,900        $1,748,800
         9/30/96        $1,317,200        $1,900,600        $1,836,700
         9/30/97        $1,345,600        $2,056,400        $1,974,700
         9/30/98        $1,365,600        $2,270,800        $2,156,900

Comparison of a $1,000,000 investment in Evergreen Select Fixed Income Fund Class I, versus a similar investment in the Lehman Brothers Intermediate Government/Corporate Index (LBIGCBI), and the Consumer Price Index (CPI).


Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Class I and IS performance information includes the performance of the Fund's predecessor common trust fund for periods before the Fund's registration statement became effective on November 21, 1997. The inception date of the predecessor common trust fund was March 31, 1971. Performance for the common trust fund has been adjusted to include the effect of estimated mutual fund expense ratios at the time the common trust funds were converted to mutual funds. Performance information for Class IS also includes performance of the Fund's Class I for the period from November 24, 1997 to March 9, 1998 (commencement of Class IS operations) and does not include the deduction of 12b-1 fees. If such fees had been included, the returns would have been lower. Returns of Class I and IS, since their respective commencement of class operations, were 8.06% and 5.94%, respectively. The common trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain investment restrictions that are imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, its performance may have been adversely affected. Index returns do not reflect expenses, which have been deducted from the Fund's return. It is not possible to invest directly in an index.

- ----------------------------------------------------------------------------
                                   EVERGREEN
                           Select Fixed Income Fund
- ----------------------------------------------------------------------------

                          Portfolio Manager Commentary


Portfolio Management

[PHOTO OF THOMAS L. ELLIS APPEARS HERE]
THOMAS L. ELLIS

Performance

For the fiscal period ended September 30, 1998, the Evergreen Select Fixed Income Fund's Class I and IS shares returned 9.23% and 9.04%, respectively, trailing the 10.42% return for the Lehman Brother Intermediate Government/Corporate Index. The Fund's annual return did compare very favorably to the 8.04% average return of 91 short-intermediate investment grade funds tracked by Lipper Analytical Services, an independent monitor of mutual fund performance. The Fund's strong performance relative to its peer group can be attributed to the portfolio's long duration, which positively impacted performance throughout the fiscal period.

                                   Portfolio
                                Characteristics
                                ---------------

         Total Net Assets                           $678,715,328
         .......................................................
         Average Credit Quality                               AA
         .......................................................
         Average Maturity                              4.5 years
         .......................................................
         Average Duration                              3.5 years
         .......................................................


A Turbulent but Positive Period for Bonds

During the 12 months, bond investors witnessed a particularly strong performance by fixed income investments. At the beginning of the period, investors were concerned that an overly strong U.S. economy would cause an inflationary flare-up. As the Asian financial crisis began to spread and international economies began to weaken, the focus switched to a potential slowdown, or even recession, in the U.S. economy. Global economic uncertainty prompted a bit of volatility as well as a flight to quality to U.S. bonds, and fueled an especially strong performance by U.S. Treasuries.

In effect, the Asian financial crisis slowed U.S. economic growth, calmed inflation fears and created a "bond-friendly" environment. Consequently, interest rates continued their steady decline which, in turn, boosted bond prices. In fact, over the past twelve months, the yield on the bellwether 30-year Treasury bond fell from 6.40% to 4.98%. In addition, the U.S. economic slowdown became the Federal Reserve Board's primary concern, prompting a shift in monetary policy from a tightening bias to an actual reduction in the Fed Funds rate at the end of September, and again in early October.

Portfolio Management Amid Global Volatility

The Fund's annual return, which outperformed the vast majority of funds in its peer group, can be primarily attributed to a positive duration strategy. During the first six months of the fiscal year, we increased the portfolio's duration and kept it at roughly 105% to 110% of the benchmark. The extended duration positively impacted the Fund's total return because of the declining interest rate

- ----------------------------------------------------------------------------
                                   EVERGREEN
                           Select Fixed Income Fund
- ----------------------------------------------------------------------------

                         Portfolio Manager Commentary

environment. In the final half of the period, we modestly shortened duration -- from 3.6 years to 3.5 years -- but still kept it near 105% of the benchmark.

During the final months of the period, poor performances within the mortgage and corporate sectors partially offset our favorable duration stance and had a negative impact on performance. The portfolio's modest exposure to foreign bonds also hurt the Fund, because returns of these issues were weakened by the volatile global investing environment. Despite some poor performing sectors, however, the Fund's especially strong duration strategy more than offset any negative factors and allowed us to perform strongly against our peer group.

- ----------------------------------------------------------------------------
                            Portfolio Composition
- ----------------------------------------------------------------------------
(based on 9/30/98 net assets)

[PIE CHART APPEARS HERE]

Treasury Notes/Bonds -- 27.2% Corporate Notes/Bond -- 23.8% Asset-Backed Securities -- 12.6%
Collateralized Mortgage Obligations -- 12.5% Government Agency Notes/Bond -- 11.7% Yankee Obligations -- 6.6% Other assets and liabilities, net -- 3.3% Mortgage-Backed Securities -- 2.3%

Outlook

Looking ahead, we anticipate more turbulence in the financial markets as overseas economies continue to struggle. In response, we will adjust the portfolio and reduce exposure of corporate bonds and mortgages while bolstering the weighting of U.S. Treasuries and Agencies. In fact, the vast majority of purchases over the past few weeks were U.S. Treasuries and Agencies. Should the global crisis continue to worsen -- a scenario we expect in the near term -- we anticipate a continued strong performance by Treasuries while the corporate and mortgage sectors lag. Finally, we anticipate an eventual reallocation of the portfolio to both the corporate and mortgage sectors as widening yield spreads improve their expected return profile over Treasuries and Agencies.

- ----------------------------------------------------------------------------
                                PORTFOLIO QUALITY
- ----------------------------------------------------------------------------
(based on 9/30/98 portfolio assets)

[PIE CHART APPEARS HERE]

AAA -- 30.1% U.S. Government -- 28.2% A -- 16.0% U.S. Government Agency -- 8.7% AA -- 8.0% BAA --8.0% BA -- 1.0%

- ----------------------------------------------------------------------------
                                  EVERGREEN
                            Select Income Plus Fund
- ----------------------------------------------------------------------------

                   Fund at a Glance as of September 30, 1998


- ----------------------------------------------------------------------------
                               PORTFOLIO PROFILE
- ----------------------------------------------------------------------------

                                  Philosophy

The Evergreen Select Income Plus Fund seeks to increase total return by pursuing a high level of current income and a potential for capital appreciation. The portfolio managers seek to achieve the Fund's objective by actively managing portfolio duration for capital gain opportunities.

                                     Process

The portfolio managers complement fundamental research with quantitative tools which identify undervalued or over-looked fixed income securities with potential for appreciation. In an effort to achieve a high level of current income, the Fund emphasizes corporate and mortgage-backed securities.

                                    Benchmark

                  Lehman Brothers Government/Corporate Index

- ----------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS
- ----------------------------------------------------------------------------

                                                   Class I         Class IS
Average Annual Returns
 ...........................................................................
1 year                                              11.14%          10.96%
 ...........................................................................
3 years                                              8.05%           7.81%
 ...........................................................................
5 years                                              6.49%           6.24%
 ...........................................................................
10 years                                             8.46%           8.20%
 ...........................................................................
Since Inception                                      8.58%           8.32%
 ...........................................................................
30-day SEC Yield                                     5.45%           5.23%
 ...........................................................................

- ----------------------------------------------------------------------------
                                LONG TERM GROWTH
- ----------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

          Date                CPI             LBGCBI            Class I
          ----                ---             ------            -------
         9/30/88           $1,000,000       $1,000,000        $1,000,000
         9/30/89           $1,043,400       $1,113,200        $1,088,700
         9/30/90           $1,107,700       $1,188,400        $1,156,500
         9/30/91           $1,145,200       $1,376,800        $1,333,400
         9/30/92           $1,179,500       $1,559,000        $1,478,600
         9/30/93           $1,211,200       $1,737,400        $1,645,800
         9/30/94           $1,247,100       $1,665,500        $1,567,100
         9/30/95           $1,278,800       $1,904,500        $1,786,700
         9/30/96           $1,317,200       $1,990,300        $1,853,000
         9/30/97           $1,345,600       $2,181,100        $2,027,700
         9/30/98           $1,365,600       $2,461,800        $2,253,600

Comparison of a $1,000,000 investment in Evergreen Select Income Plus Fund Class I, versus a similar investment in the Lehman Brothers Government/Corporate Bond Index (LBGCBI), and the Consumer Price Index (CPI).

Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Class I and IS performance information includes the performance of the Fund's predecessor common trust fund for periods before the Fund's registration statement became effective on November 21, 1997. The inception date of the predecessor common trust fund was August 31, 1988. Performance for the common trust fund has been adjusted to include the effect of estimated mutual fund expense ratios at the time the common trust funds were converted to mutual funds. Performance information for Class IS also includes performance of the Fund's Class I for the period from November 24, 1997 to March 2, 1998 (commencement of Class IS operations) and does not include the deduction of 12b-1 fees. If such fees had been included, the returns would have been lower. Returns of Class I and IS, since their respective commencement of class operations, were 8.99% and 7.02%, respectively. The common trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain investment restrictions that are imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, its performance may have been adversely affected. Index returns do not reflect expenses, which have been deducted from the Fund's return. It is not possible to invest directly in an index.

- ----------------------------------------------------------------------------
                                  EVERGREEN
                            Select Income Plus Fund
- ----------------------------------------------------------------------------

                          Portfolio Manager Commentary


Portfolio Management Team

[PHOTO OF GEORGE PRATTOS APPEARS HERE]
GEORGE PRATTOS

[PHOTO OF J.P. WEAVER, CFA APPEARS HERE]
J.P. WEAVER, CFA

Performance

For the 12 months ended September 30, 1998, the Evergreen Select Income Plus Bond Fund's Class I and IS shares returned 11.14% and 9.43%, respectively, trailing the 12.84% total return for the Lehman Brothers Government/Corporate

Index. The Fund's performance, however, compared very favorably to the 7.91% average return of 92 BBB-rated corporate debt funds tracked by Lipper Analytical Services, an independent monitor of mutual fund performance.

                          Portfolio
                      Characteristics
                      ---------------
    Total Net Assets                          $1,374,768,556
    ........................................................
    Average Credit Quality                                AA
    ........................................................
    Average Maturity                               5.8 years
    ........................................................
    Average Duration                               5.7 years
    ........................................................


Overall, A Positive Period for Bond Investors

Over the past 12 months, U.S. investors witnessed strong returns by fixed income investments. In fact, during this period bonds (represented by the Lehman Brothers Government Corporate Index) outpaced the S&P 500 Index by nearly 4%. This "bond-friendly" fiscal period was brought about, ironically, by the global financial crisis that began in southeast Asia. Overseas turmoil essentially slowed U.S. economic growth and calmed inflationary fears. Consequently, interest rates trended markedly lower as the yield on the bellwether 30-year Treasury bond fell from 6.40% to 4.98% during the year.

- ----------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
- ----------------------------------------------------------------------------
(based on 9/30/98 net assets)

[PIE CHART APPEARS HERE]

Corporate Notes/Bonds -- 29.7% Treasury Notes/Bonds -- 25.6% Federal Agency Notes/Bonds -- 18.1% Yankee Obligations -- 10.6% Other Assets and Liabilities, net -- 5.7% Asset-Backed Securities -- 3.2% Mortgage-Backed Securities -- 3.1% Collateralized Mortgage Obligations -- 2.9% Taxable Municipal Bonds -- 1.1%


Sector Performance

During the second half of the fiscal period, investors' appetite for safety fueled a flight to quality to U.S. Treasuries, and nearly every sector of the U.S. fixed income market trailed the strong performance by Treasuries. Consequently, the portfolio's weighting of U.S. Treasuries and Agencies, which was increased from 37% to 40% during the final three months, positively impacted performance. Despite reducing corporate and mortgage-backed securities during the past six months by 15%, the portfolio's overweight relative to its benchmark detracted from performance.

- ----------------------------------------------------------------------------
                                  EVERGREEN

                            Select Income Plus Fund
- ----------------------------------------------------------------------------

                          Portfolio Manager Commentary

- ----------------------------------------------------------------------------
                               PORTFOLIO QUALITY
- ----------------------------------------------------------------------------
(based on 9/30/98 portfolio assets)

[PIE CHART APPEARS HERE]

U.S. Government -- 26.0%
A -- 21.6%
AAA -- 16.2%
U.S. Government Agency -- 14.3%
BAA -- 12.2%
AA -- 9.7%


Duration Strategy

During the past 12 months, we felt that underlying market fundamentals supported the case for lower interest rates. Consistent with our analysis, we increased the portfolio's duration, from 5.14 years to 5.66 years during the fiscal year, in order to benefit from lower-trending interest rates. As rates declined steadily over the twelve months, our increased duration stance made a positive contribution to the Fund's total return and was the primary reason we outperformed the average of our Lipper peer group.

Outlook

For the remainder of 1998, our outlook for the domestic economy and corporate profits remains fairly gloomy. We anticipate the global economic crisis to result in a slowdown in the U.S. economy as well as deteriorating corporate earnings. Based on this assessment, we have increased the percentage of U.S. Treasury and Agency securities during the final months of the fiscal year. We also foresee a period of increased rate volatility and economic fragility ahead, but given the Fund's long-term bias toward capitalizing upon income enhancement opportunities, we may begin to add to the corporate and mortgage-backed sectors as 1998 comes to a close.

- ----------------------------------------------------------------------------
                                   EVERGREEN
                   Select Intermediate Tax Exempt Bond Fund
- ----------------------------------------------------------------------------

                   Fund at a Glance as of September 30, 1998


- ----------------------------------------------------------------------------
                               PORTFOLIO PROFILE
- ----------------------------------------------------------------------------

                                   Philosophy

The Evergreen Select Intermediate Tax Exempt Bond Fund seeks the highest possible current income, exempt from federal income taxes, consistent with the Fund's maturity and preservation of capital./1/ The Fund provides stable, non-taxable income flows at competitive rates by primarily investing in tax-free bonds.

                                     Process

The portfolio manager utilizes both quantitative tools and hands-on, fundamental research to identify attractive tax-exempt investment opportunities. In order to increase total return, the Fund may also lend portfolio securities and enter into repurchase and reverse repurchase agreements.

                                    Benchmark

                    Lehman Brothers Municipal 7-Year Index

Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Class I and IS performance information includes the performance of the Fund's predecessor common trust fund for periods before the Fund's registration statement became effective on November 21, 1997. The inception date of the predecessor common trust fund was January 31, 1984. Performance for the common trust fund has been adjusted to include the effect of estimated mutual fund expense ratios at the time the common trust funds were converted to mutual funds. Performance information for Class IS also includes performance of the Fund's Class I for the period from November 24, 1997 to March 2, 1998 (commencement of Class IS operations) and does not include the deduction of 12b-1 fees. If such fees had been included, the returns would have been lower. Returns of Class I and IS, since their respective commencement of class operations, were 7.61% and 4.43%, respectively. The common trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain investment restrictions that are imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, its performance may have been adversely affected. Index returns do not reflect expenses, which have been deducted from the Fund's return. It is not possible to invest directly in an index.


- ----------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS
- ----------------------------------------------------------------------------
                                                      Class I       Class IS
Average Annual Returns
 ............................................................................
1 year                                                 8.62%          8.43%
 ............................................................................
3 years                                                7.00%          6.77%
 ............................................................................
5 years                                                5.61%          5.37%
 ............................................................................
10 years                                               6.84%          6.59%
 ............................................................................
Since Inception                                        7.56%          7.30%
 ............................................................................
30-day SEC Yield                                       4.37%          4.12%
 ............................................................................
Tax Equivalent Yield*                                  7.24%          6.82%
 ............................................................................

* Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

- ----------------------------------------------------------------------------
                                LONG TERM GROWTH
- ----------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

          Date           Class I          LBMB7YI             CPI

          ----           -------          -------             ---
         9/30/88       $1,000,000       $1,000,000        $1,000,000
         9/30/89       $1,063,700       $1,073,900        $1,043,400
         9/30/90       $1,129,600       $1,151,000        $1,107,700
         9/30/91       $1,241,300       $1,292,000        $1,145,200
         9/30/92       $1,341,400       $1,418,700        $1,179,500
         9/30/93       $1,475,600       $1,573,500        $1,211,200
         9/30/94       $1,463,800       $1,563,400        $1,247,100
         9/30/95       $1,582,500       $1,723,800        $1,278,800
         9/30/96       $1,654,600       $1,800,200        $1,317,200
         9/30/97       $1,784,700       $1,943,400        $1,345,600
         9/30/98       $1,938,500       $2,096,200        $1,365,600


Comparison of a $1,000,000 investment in Evergreen Select Intermediate Tax Exempt Bond Fund, Class I shares, versus a similar investment in the Lehman Brothers Municipal Bond 7-year Index (LBMB7YI**), and the Consumer Price Index
(CPI).

**The Lehman Brothers Municipal Bond 7-Year Index inception date was 1/31/90. The Lehman Brothers Municipal Bond 10-Year Index was used for the period 8/31/88
- - 1/31/90.

/1/ Some portion of the Fund's income may be subject to the Federal Alternative Minimum Tax.

- ----------------------------------------------------------------------------
                                   EVERGREEN
                   Select Intermediate Tax Exempt Bond Fund
- ----------------------------------------------------------------------------

                          Portfolio Manager Commentary


Portfolio Management

[PHOTO OF RICHARD K. MARRONE APPEARS HERE]
RICHARD K. MARRONE

Performance

For the 12 months ended September 30, 1998, the Evergreen Select Intermediate Tax Exempt Bond Funds' Class I and IS shares returned 8.62% and 8.43%, respectively. This performance compares very favorably to the 7.04% average return of 145 intermediate municipal debt funds tracked by Lipper Analytical Services, an independent monitor of mutual fund performance.

                                   Portfolio
                                Characteristics
                                ---------------

            Total Net Assets                           $751,609,852
            .......................................................
            Average Credit Quality                              AA-
            .......................................................
            Average Maturity                              9.4 years
            .......................................................
            Average Duration                              7.3 years
            .......................................................

A Good Year for Municipal Bond Investors

During the course of the fiscal year, investors shifted their focus from an inflationary flare-up to concerns of an economic slowdown in the U.S. Many market participants felt the Asian financial crisis would serve as the catalyst which would negatively impact earnings of U.S. companies and trigger an economic slowdown. This shift in sentiment prompted lower-trending interest rates which, in turn, boosted municipal bond prices.

In fact, the yield on the bellwether 30-year Treasury bond dropped markedly lower, from 6.40% to 4.98%. Declining interest rates served as the primary determinant in record new issuances in the market, as municipalities rushed to capitalize upon attractive new rates.

- ----------------------------------------------------------------------------
                               PORTFOLIO QUALITY
- ----------------------------------------------------------------------------
(based on 9/30/98 portfolio assets)

[PIE CHART APPEARS HERE]

AAA -- 39.8%
BBB -- 24.0%
A -- 14.9%
AA -- 14.0%
Not Rated -- 7.3%

Our Strategy

Our primary strategy continues to be to emphasize higher-yielding securities to bolster the Fund's income orientation. In addition to this strategy, decisions regarding duration and sector allocation fueled total return and allowed us to outperform our peer group average.

The Fund's duration strategy had a positive impact on performance throughout the fiscal period. In anticipation of lower-trending interest rates, we maintained a long duration within the portfolio, currently at 7.3 years. This decision proved timely as rates declined steadily throughout the period.

- ----------------------------------------------------------------------------
                                   EVERGREEN
                   Select Intermediate Tax Exempt Bond Fund
- ----------------------------------------------------------------------------

                          Portfolio Manager Commentary


The portfolio's exposure of non-callable bonds also enhanced total return within the declining interest rate environment, as many issuers "called" their bonds to reissue at more attractive rates. Moreover, the decision to actively pursue zero-coupon bonds, a security that enjoys significant price appreciation in periods of declining rates, also had a positive impact on performance.

- ----------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
- ----------------------------------------------------------------------------
(based on 9/30/98 net assets)

[PIE CHART APPEARS HERE]

Other Revenue Bonds -- 21.6%

General Obligation Notes/Bonds -- 17.8% Hospitals/Nursing Homes/Health Care -- 14.3% Escrow -- 13.8% Residential Care -- 6.7% Housing -- 6.6% Transportation -- 6.5% Public Facilities -- 6.1% Sales Tax -- 5.0% Other assets and liabilities, net -- 1.0% Mutual fund shares -- 0.6%

Outlook

From an historical perspective, valuation levels of municipal bonds, relative to Treasuries, are at very attractive levels. In our opinion, this has created a buying opportunity that we expect to capitalize upon in the final months of 1998 and into 1999. It is worth noting that despite a volatile investment landscape, municipal bonds have posted solid returns over the 12 months. In fact, the Evergreen Select Intermediate Tax Exempt Bond Fund's total return during the fiscal year performed in line with the S&P 500 Index, which was 9.05%.

Looking ahead, we anticipate more turbulence in the financial markets as overseas economies continue to struggle. On a positive note, we believe the Federal Reserve Board will likely further reduce the Fed Funds rate to protect the U.S. from the international meltdown and stimulate a slowing economy. Within this environment, we anticipate keeping a neutral to modestly long duration stance and will continue to pursue our high-yield strategy.

- ----------------------------------------------------------------------------
                                   EVERGREEN
                        Select International Bond Fund
- ----------------------------------------------------------------------------

                   Fund at a Glance as of September 30, 1998


- ----------------------------------------------------------------------------
                               PORTFOLIO PROFILE
- ----------------------------------------------------------------------------


                                   Philosophy

The Evergreen Select International Bond Fund seeks to capitalize upon the unprecedented opportunities taking place in international capital markets and economies worldwide. The investment management team aims to add yield, provide diversification, control currency risk while adding value, and utilize the low to negative correlation to U.S. asset classes.

                                    Process

The investment process incorporates quantitative tools to manage a massive amo unt of financial data and to complement the team's fundamental research. A minimum of 80% of the portfolio is invested in investment grade securities of 19 of the world's top economies*. Up to 20% can be invested into below investment grade bonds from those 19 countries, or in emerging market bonds. The team actively uses currency hedging for more efficient risk control

*AUSTRALIA, AUSTRIA, BELGIUM, CANADA, DENMARK, FINLAND, FRANCE, GERMANY, IRELAND, ITALY, JAPAN, NETHERLANDS, NEW ZEALAND, NORWAY, PORTUGAL, SPAIN, SWEDEN, SWITZERLAND, UNITED KINGDOM.

                                   Benchmark

                     J. P. Morgan International Bond Index

- ----------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS
- ----------------------------------------------------------------------------
                                                         Class I       Class IS
Performance Inception Date                               12/15/93      12/15/93
 ...............................................................................
Average Annual Returns
 ...............................................................................
1 year                                                      6.31%        6.05%
 ...............................................................................
3 years                                                     6.80%        6.55%
 ...............................................................................
Since Inception                                             4.58%        4.33%
 ...............................................................................
30-day SEC Yield                                            4.76%        4.50%
 ...............................................................................

- ----------------------------------------------------------------------------
                                LONG TERM GROWTH
- ----------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

          Date              CPI              JPMGGI          Class I
          ----              ---              ------          -------
        12/31/93         $1,000,000       $1,000,000       $1,000,000
         9/30/94         $1,024,700       $1,042,500         $898,500
         9/30/95         $1,050,800       $1,236,500       $1,011,000
         9/30/96         $1,082,300       $1,302,700       $1,098,500
         9/30/97         $1,105,600       $1,299,700       $1,158,700
         9/30/98         $1,122,100       $1,448,100       $1,231,800


Comparison of a $1,000,000 investment in Evergreen Select International Bond Fund Class I, versus a similar investment in the J.P. Morgan Global Government Index--excluding U.S. (JPMGGI), and the Consumer Price Index (CPI).


Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The JPMGGI does not include transaction costs associated with buying and selling securities or any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

- ----------------------------------------------------------------------------
                                   EVERGREEN
                        Select International Bond Fund
- ----------------------------------------------------------------------------

                          Portfolio Manager Commentary


Portfolio Management

[PHOTO OF GEORGE MCNEILL APPEARS HERE]
GEORGE MCNEILL
First International Advisors, Ltd.


Performance

Reflecting changes in its investment objectives and parameters, the former CoreFund Global Bond Fund was renamed Evergreen Select International Bond Fund during the past quarter. Under its new guidelines, the Fund seeks to maximize total return by investing exclusively in foreign (non-U.S.) debt obligations, denominated in both U.S. dollars and foreign currencies.

The Fund's first fiscal year closed on September 30, 1998, aligning it with the fiscal years of the other Evergreen Select Fixed-Income Funds. For the three months ended September 30, 1998 -- a period incorporating both former and current investment parameters -- the Fund's Class I and Class IS shares produced total returns of 3.56% and 3.61%, respectively. In comparison, the Fund's benchmark, the J.P. Morgan International Bond Index generated a total return of 9.96% for the same time period.

                                Portfolio
                             Characteristics
                             ---------------
    Total Net Assets                                          $46,736,061
    .....................................................................
    Average Credit Quality                                             AA
    .....................................................................
    Average Maturity                                            9.2 years
    .....................................................................
    Average Duration                                            6.1 years
    .....................................................................

Investment Environment and Strategy

Over the past three months, investors' concerns about stability and liquidity in the world's financial markets refueled the "flight to quality" that has existed throughout most of 1998. Russia's economic turmoil and renewed problems in Asia prompted investors to make safety their paramount consideration when making investment decisions. The prices of high quality bonds rose, pushing their yields lower. Government bonds of the highest quality were the top-performers, while the yield advantage provided by corporate bonds relative to their government counterparts, increased.

The Fund eliminated nearly all obligations of U.S. issuers during the period, in accordance with its new investment parameters. As of June 30, 1998, 15% of the Fund had been invested in U.S. dollar-denominated obligations of U.S. issuers. As these positions were sold, assets were reinvested in foreign government and corporate securities that were denominated in both U.S. dollars and foreign currencies.

The Fund maintained a strong emphasis on quality, investing 62% of its assets in securities rated Aaa, as of September 30, 1998. The Fund's Aaa-rated government holdings -- totaling 33% of net assets -- included the governments of Canada, France, Germany, New South Wales, New Zealand and Sweden. These countries represent extremely solid political and economic situations and have large, liquid securities markets. The remaining 29% of the Fund's Aaa-rated position was invested in corporate securities. As of September 30, 1998, the Fund also was invested in the following: Bonds rated Aa -- 24%; A -- 6%; Baa -- 4%; Ba -- 4%. Ba is considered to be the highest level of quality within the high-yield bond sector.

- ----------------------------------------------------------------------------
                                   EVERGREEN
                        Select International Bond Fund
- ----------------------------------------------------------------------------

                          Portfolio Manager Commentary


Investors' reactions to global events over the past three months often prompted considerable price fluctuations. At times, certain bonds became "cheaper" than we believed was warranted, creating an attractive investment opportunity. We used these situations to selectively add higher-yielding bonds to the Fund, adding to both the Fund's income and its potential for total return. As of September 30, 1998, high-yield holdings included the governments of Lithuania, Slovakia, South Korea and Thailand. The economies of South Korea and Thailand, in our opinion, already have begun to recover. We expect to increase the fund's high-yield positions as these markets stabilize further.

In our opinion, the Fund also benefited from its currency positions, particularly as the U.S. dollar weakened. As of June 30, 1998, 92% of assets were invested in a U.S. dollar hedge. We reduced those holdings to 77% by September 30, 1998. The remaining 23% of the Fund was invested in the following currencies, exclusive of the effects of hedging: Deutschmark -- 10%; New Zealand Dollar -- 5%; Dutch Guilder -- 4%; Australian Dollar -- 2%; Other European Currencies -- 2%.

Outlook

We believe the global economic slowdown that is currently underway -- combined with continued low inflation -- will last into 1999, prompting lower bond yields and higher bond prices. Much of the future course of the world's economies will depend on the speed and degree to which central bankers lower interest rates.

In our opinion, many investors have factored in a greater slowdown than what we think will take place. We look for stability to be restored to the financial markets over the next few months, as investors realize their anticipated scenario was worse than what actually developed.

- ----------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
- ----------------------------------------------------------------------------
(based on 9/30/98 net assets)

[PIE CHART APPEARS HERE]

Foreign  Bonds  --  97.3%  Corporate   Notes/Bonds  --  1.4%  Other  Assets  and
Liabilities, net -- 1.3%



- ----------------------------------------------------------------------------
                            GEOGRAPHICAL ALLOCATION
- ----------------------------------------------------------------------------
(based on 9/30/98 net assets)

Germany                                                             21.6%
 ............................................................................
France                                                              13.1%
 ............................................................................
Netherlands                                                         10.7%
 ............................................................................

United Kingdom                                                       9.7%
 ............................................................................
Canada                                                               9.0%
 ............................................................................
Sweden                                                               8.2%
 ............................................................................
Norway                                                               3.9%
 ............................................................................
Japan                                                                3.4%
 ............................................................................
Austria                                                              3.4%
 ............................................................................
New Zealand                                                          2.8%
 ............................................................................
Australia                                                            2.5%
 ............................................................................
Supernational                                                        2.1%
 ............................................................................
Denmark                                                              2.0%
 ............................................................................
Other countries                                                      6.3%
 ............................................................................
Other assets and liabilities, net                                    1.3%
 ............................................................................

- ----------------------------------------------------------------------------
                                   EVERGREEN
                         Select Limited Duration Fund
- ----------------------------------------------------------------------------

                   Fund at a Glance as of September 30, 1998

- ----------------------------------------------------------------------------
                               PORTFOLIO PROFILE
- ----------------------------------------------------------------------------


                                   Philosophy

Evergreen Select Limited Duration Fund seeks higher yields consistent with preservation of capital and low principal fluctuation. By emphasizing the use of high quality corporate, mortgage and asset-backed securities maturing in less than five years, the Fund seeks to provide investors a high level of current income while reducing price volatility.

                                    Process

The Fund's portfolio manager seeks to enhance performance, while reducing principal fluctuation, by actively managing three specific characteristics within the portfolio: maturity structure, sector allocation and security selection. In addition, quantitative tools are utilized to analyze interest rate movement and to determine an appropriate duration strategy.

                                   Benchmark

                       Merrill Lynch 1-3 Year Treasury
                                  Bond Index

- ----------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS
- ----------------------------------------------------------------------------

                                                     Class I        Class IS
Average Annual Returns
 ............................................................................
1 year                                                7.27%           7.15%
 ............................................................................
3 years                                               6.58%           6.37%
 ............................................................................
Since Inception                                       6.55%           6.32%
 ............................................................................
30-day SEC Yield                                      5.25%           4.99%
 ............................................................................


- ----------------------------------------------------------------------------
                                LONG TERM GROWTH
- ----------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

          Date          CPI          ML1-3YTBI       Class I
          ----          ---          ---------       -------
         4/30/94     $1,000,000      $1,000,000     $1,000,000
         9/30/95     $1,039,400      $1,098,300     $1,093,000
         9/30/96     $1,070,600      $1,160,200     $1,155,100
         9/30/97     $1,093,600      $1,240,100     $1,233,700
         9/30/98     $1,109,900      $1,338,400     $1,323,400

Comparison of a $1,000,000 investment in Evergreen Select Limited Duration Fund, Class I shares, versus a similar investment in the Merrill Lynch 1-3 Year Treasury Bond Index (ML1-3YTBI), and the Consumer Price Index (CPI).



Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Class I and IS performance information includes the performance of the Fund's predecessor common trust fund for periods before the Fund's registration statement became effective on November 21, 1997. The inception date of the predecessor common trust fund was April 30, 1994. Performance for the common trust fund has been adjusted to include the effect of estimated mutual fund expense ratios at the time the common trust funds were converted to mutual funds. Performance information for Class IS also includes performance of the Fund's Class I for the period from November 24, 1997 to July 28, 1998 (commencement of Class IS operations) and does not include the deduction of 12b-1 fees. If such fees had been included, the returns would have been lower. Returns of Class I and IS, since their respective commencement of class operations, were 6.21% and 2.12%, respectively. The common trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain investment restrictions that are imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, its performance may have been adversely affected. Index returns do not reflect expenses, which have been deducted from the Fund's return. It is not possible to invest directly in an index.

- ----------------------------------------------------------------------------
                                   EVERGREEN
                         Select Limited Duration Fund
- ----------------------------------------------------------------------------

                          Portfolio Manager Commentary

Portfolio Management

[PHOTO OF DAVID FOWLEY APPEARS HERE]
DAVID FOWLEY

[PHOTO OF SAM C. PADDISON APPEARS HERE]
SAM C. PADDISON

[PHOTO OF ANDREW C. ZIMMERMAN APPEARS HERE]
ANDREW C. ZIMMERMAN

Performance

For the 12 months ended September 30, 1998, the Evergreen Select Limited Duration Fund Class I and IS shares returned 7.27% and 7.15%, respectively, ahead of the average return of 6.68% for short investment grade funds tracked by Lipper Analytical Services, an independent monitor of mutual fund performance. The Fund's return was slightly lower than the Merrill Lynch 1-3 year Treasury Index, which returned 7.99%.


                                   Portfolio
                                Characteristics
                                ---------------


    Total Net Assets                                    $71,424,432
    ...............................................................
    Average Credit Quality                                       AA
    ...............................................................
    Average Maturity                                      2.0 years
    ...............................................................
    Average Duration                                      1.7 years
    ...............................................................

Investment Environment

The last 12 months have been predominantly characterized by a strong acceleration in the descent of interest rates along with a broad widening in corporate spreads. These were the results of investors seeking the relative safety of U.S. Treasury securities in a world gripped with fear of deflation.

The economic rumblings of deflation increased during the quarter as new evidence continued to be presented that "Asian storm clouds," which Fed Chairman Greenspan alluded to in his last Humphrey-Hawkins testimony, are indeed spreading to other sectors of the global economy. Russia, surprising many investors, had a de facto default on their government debt. While not the cause, this event started a vicious cycle of a dramatic flight to quality, prompting world equity markets, corporate bonds and even U.S. Agency debt to underperform U.S. Treasuries. The stream of bad news continued during the quarter as the
Japanese economy showed a continuation of its recessionary (some fear depressionary) trend.

Latin America seems to be the next area of concern as economies slow in this area of the world, prompting fears of devaluation in the Brazilian Real. The IMF acknowledged that the world economy is much worse off than they anticipated, calling for a global decrease in interest rates to stem the economic weakness. The Fed demonstrated its resolve to stave off the global crisis as it lowered interest rates by 25 basis points.



- ----------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION

- ----------------------------------------------------------------------------
(based on 9/30/98 net assets)

[PIE CHART APPEARS HERE]

Corporate Notes/Bonds -- 38.9% Treasury Notes/Bonds -- 25.2% Asset-Backed Securities -- 14.5% U.S. Agency Obligations -- 8.4% Other Assets and Liabilities net -- 6.0% Yankee Obligations -- 3.0% Funding Agreement -- 2.8% Collateralized Mortgage Obligations -- 1.2%

- ----------------------------------------------------------------------------
                                   EVERGREEN
                         Select Limited Duration Fund
- ----------------------------------------------------------------------------

                         Portfolio Manager Commentary


Investment Strategy

Our fundamental assessment of factors affecting the direction of interest rates was very positive over the last six months. We felt that the Fed would, in the end, be forced to give up on its fight against inflation, as the signs of deflation grew stronger. Moreover, the technical position of the market was very strong for falling interest rates. As a result, we were longer in duration than the benchmark during the quarter. This resulted in strong performance in the Treasury portion of the portfolio, helping to offset the underperformance in the corporate and mortgage-backed sectors.

Our sector allocation favored a modest overweighting of high quality corporates, mortgage, and asset-backed securities. We have avoided the lower quality spectrum of securities because their value has been less than overwhelming up until the recent declines in these sectors of the bond market. Unfortunately, the extreme flight to quality led to underperformance of all corporates and mortgages relative to Treasuries. In staying with only high quality securities, however, we were able to significantly outperform our peers, and be positioned to take advantage of what now may be an opportunity in the lower quality sectors.

- ----------------------------------------------------------------------------
                               PORTFOLIO QUALITY
- ----------------------------------------------------------------------------
(based on 9/30/98 portfolio assets)

[PIE CHART APPEARS HERE]

A -- 31.2% U.S. Government -- 26.8% AAA -- 19.3% U.S. Government Agency -- 8.9% AA -- 7.4% BAA -- 6.4%

Outlook

It is now quite clear that the Fed is much more concerned with the lack of liquidity stemming from the declines in world equity and bond markets than any potential uptick in inflation due to the strong domestic economy. In fact, while the pundits believed that the U.S. economy was insulated from international problems, it now appears that our economy, in fact, will be affected by the tumult internationally. The question is to what extent. Will there only be a mild profit recession, or are we in store for a full scale economic recession? This will be the ongoing debate over the next few months. We believe that the fundamental factors that prompted the Fed to ease up are still in place, and that the general direction of interest rates will be down.

Valuations on corporate securities have been much improved over the last few months. It seems as if the widening that has occurred is due more to a lack of liquidity than to a significant deterioration in credit quality. As such, we are preparing to increase our exposure to the corporate sector, where we have avoided a significant overweighting for the past several months.

Valuations in mortgage-backed securities have also dramatically improved as fears of prepayments have swept through this market. Because we believe that rates could be somewhat range bound over the short-term, we will be using this as an opportunity to increase our exposure here as well.

- ----------------------------------------------------------------------------
                                   EVERGREEN
                         Select Total Return Bond Fund
- ----------------------------------------------------------------------------

                   Fund at a Glance as of September 30, 1998


- ----------------------------------------------------------------------------
                               PORTFOLIO PROFILE
- ----------------------------------------------------------------------------

                                   Philosophy

The Evergreen Select Total Return Bond Fund uses a core-plus, fixed income approach which seeks to enhance returns by opportunistically investing up to 35% of the portfolio in the high yield and international fixed income markets.


                                    Process

The managers maintain a focus on sector allocation, credit analysis and security selection as opposed to interest rate anticipation. Asset allocation among the three portfolio components - domestic high grade, domestic high yield and international -- is aided by quantitative models, and determined through dynamic discussions among the three portfolio managers that revolve around several factors, including underlying market fundamentals.

                                   Benchmark

                     Lehman Brothers Aggregate Bond Index

- ----------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS
- ----------------------------------------------------------------------------
                                                    Class I      Class IS
Performance Inception Date                          4/20/98       8/3/98
 ............................................................................
Since Inception                                       2.83%        2.79%

 ............................................................................
30-day SEC Yield                                      6.55%        6.32%
 ............................................................................


- ----------------------------------------------------------------------------
                                  GROWTH CHART
- ----------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

           Date          CPI            LBABI         Class I
           ----          ---            -----         -------
         4/30/98     $1,000,000      $1,000,000     $1,000,000
         5/31/98     $1,001,800      $1,010,200     $1,008,800
         6/30/98     $1,003,100      $1,018,700     $1,016,300
         7/31/98     $1,004,300      $1,020,900     $1,019,100
         8/31/98     $1,005,500      $1,037,500     $1,015,400
         9/30/98     $1,006,800      $1,061,800     $1,030,900

Comparison of a $1,000,000 investment in Evergreen Select Total Return Bond Fund Class I, versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI), and the Consumer Price Index (CPI).



Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Performance information for Class IS also includes performance of the Fund's Class I for the period from April 20, 1998 to August 3, 1998 (commencement of Class IS operations) and does not include the deduction of 12b-1 fees. If such fees had been included returns would have been lower. The LBABI is an unmanaged index and does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

- ----------------------------------------------------------------------------
                                   EVERGREEN
                         Select Total Return Bond Fund
- ----------------------------------------------------------------------------

                          Portfolio Manager Commentary


Portfolio Management Team

[PHOTO OF ROLLIN C. WILLIAMS APPEARS HERE]
ROLLIN C. WILLIAMS, CFA

[PHOTO OF RICHARD CRYAN APPEARS HERE]
RICHARD CRYAN

[PHOTO OF ANTHONY NORRIS APPEARS HERE]
ANTHONY NORRIS
First International Advisers, Ltd.

Performance

For the fiscal period ended September 30, the Evergreen Select Total Return Bond Fund's Class I and IS shares returned 2.83% and 2.79%, respectively. These returns are from the Fund's inception date of April 20, 1998, and do not represent an annual return.

                                   Portfolio
                                Characteristics
                                ---------------

         Total Net Assets                           $136,022,056
         .......................................................
         Average Credit Quality                                A
         .......................................................
         Average Maturity                              7.9 years
         .......................................................
         Average Duration                              4.8 years
         .......................................................


An Opportunistic Fixed Income Approach

The Total Return Bond Fund uses a core-plus, fixed income approach which seeks to enhance returns by opportunistically investing up to 35% of the portfolio in the high yield and international fixed income markets. The managers seek to add value over the benchmark, the Lehman Brothers Aggregate Index, by focusing primarily on sector allocation, credit analysis and security selection. In addition, because the Fund's different components tend to have a low correlation (returns don't necessarily rise and fall in sync with each other), the Fund's risk profile is reduced and returns are smoothed over time.

A Positive Backdrop for Bonds

The past 12 months represented a particularly strong period for bond investors, especially within the U.S. The Asian financial crisis effectively slowed U.S. economic growth and had a calming effect on inflation. As a result, interest rates fell and bond prices rose. In fact, the yield on the bellwether 30-year Treasury bond declined markedly, from 6.40% to 4.98% during the 12-month period ended September 30, 1998. A worldwide flight to quality fueled a spectacular performance of U.S. Treasuries while corporate bonds, mortgages and high-yield issues lagged behind.

- ----------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
- ----------------------------------------------------------------------------
(based on 9/30/98 net assets)

[PIE CHART APPEARS HERE]

Corporate Notes/Bonds -- 39.0% Treasury Notes/Bonds -- 29.3% Mortgage-Backed Securities -- 21.8% Foreign Bonds -- 5.4%
Other assets and liabilities, net -- 3.1%
Yankee Obligations -- 1.4%

- ----------------------------------------------------------------------------
                                   EVERGREEN
                         Select Total Return Bond Fund
- ----------------------------------------------------------------------------

                          Portfolio Manager Commentary


Sector Allocation and Investment
Strategy

During the past three months, the portfolio's weighting of international securities increased from 0% to 4.3%; purchases in this sector focused primarily on higher quality issues. These securities were typically from countries which enjoy solid political and economic stability and have large, liquid securities markets. It is also worth noting that effective October 1, 1998, the portfolio's fixed income component is being managed by First International Advisors, Ltd., a London-based international fixed income management firm that was acquired in August 1998. The Board approved appointing First International Advisers, Ltd. (formerly Analytic TSA International) as a sub-adviser for the Select Total Return Bond Fund.

The Fund's domestic high yield weighting was reduced from roughly 29% to 17% during the past three months. This move was undertaken to shelter the Fund from an especially turbulent period of underperformance in the high yield market. Conversely, following a modest weighting increase, domestic investment grade securities now represent 79% of the portfolio. Underlying this exposure was a nearly 30% weighting of U.S. Government and Agency issues, an area that enjoyed especially strong performance over the past several months.

- ----------------------------------------------------------------------------
                               PORTFOLIO QUALITY
- ----------------------------------------------------------------------------
(based on 9/30/98 portfolio assets)

[PIE CHART APPEARS HERE]

U.S. Government -- 29.0%
U.S. Government Agency -- 21.7%
A -- 14.3% B -- 10.9% BAA - 9.8% AAA - 7.5% BA -- 5.0%
Not Rated -- 1.0%
AA -- 0.8%

Outlook

Looking to the remainder of the year, we believe the volatile, fixed income investing has created a degree of emotional overreaction and, consequently, has presented some attractive opportunities. Due to the spread widening near quarter-end, we are actively looking to increase the portfolio's international exposure to over 7%. Similarly, we believe recent problems in the high yield market have increased the attractiveness in some areas, and expect to increase this weighting by capitalizing on these opportunities.

- ----------------------------------------------------------------------------
                                  Evergreen
                          Select Adjustable Rate Fund
- ----------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout the period)

                                                                                           Year Ended September
                                                                                                    30,
                                                                                          ---------------------------
                                Seven Months                             Five Months





                                   Ended             Year Ended             Ended
                           September 30, 1998 (e) February 28, 1998 February 28, 1997 (a)  1996       1995     1994
 INSTITUTIONAL SHARES
 NET ASSET VALUE,
 BEGINNING OF PERIOD              $  9.75              $  9.71             $  9.68        $  9.65    $  9.61  $  9.93
                                  -------              -------             -------        -------    -------  -------
 .........................................................................................................................
 INCOME FROM INVESTMENT
 OPERATIONS
 .........................................................................................................................
 Net investment income               0.35                 0.64                0.28           0.64(b)    0.63     0.63
 .........................................................................................................................
 Net gains or losses on
  securities (both
  realized and
  unrealized)                       (0.07)                0.04                   0(d)           0       0.01    (0.49)
                                  -------              -------             -------        -------    -------  -------
 .........................................................................................................................
 Total from investment
  operations                         0.28                 0.68                0.28           0.64       0.64     0.14
                                  -------              -------             -------        -------    -------  -------
 .........................................................................................................................
 LESS DIVIDENDS (FROM NET
  INVESTMENT INCOME)                (0.35)               (0.64)              (0.25)         (0.61)     (0.60)   (0.46)
                                  -------              -------             -------        -------    -------  -------
 NET ASSET VALUE, END OF
 PERIOD                           $  9.68              $  9.75             $  9.71        $  9.68    $  9.65  $  9.61
                                  -------              -------             -------        -------    -------  -------
 .........................................................................................................................
 TOTAL RETURN                        2.88%                7.15%               2.97%          6.86%      6.87%    1.43%
 .........................................................................................................................
 RATIOS/SUPPLEMENTAL DATA
 .........................................................................................................................
 NET ASSETS, END OF
 PERIOD (THOUSANDS)               $23,174              $25,981             $70,264        $65,974    $23,616  $25,200
 .........................................................................................................................
 RATIOS TO AVERAGE NET
 ASSETS
 Total expenses                      0.33%(c)             0.30%               0.30%(c)       0.30%      0.30%    0.30%
 .........................................................................................................................
 Net investment income               6.12%(c)             6.63%               6.79%(c)       6.84%      6.61%    5.15%
 .........................................................................................................................
 PORTFOLIO TURNOVER RATE               46%                 107%                 44%            85%        56%      63%
 .........................................................................................................................

                                                                                                                   May 23, 1994
                                                                                               Year Ended        (Date of Initial
                                   Seven Months                             Five Months      September 30,       Public Offering)
                                      Ended             Year Ended             Ended         -----------------          to
                              September 30, 1998 (e) February 28, 1998 February 28, 1997 (a)  1996       1995   September 30, 1994
INSTITUTIONAL SERVICE SHARES
NET ASSET VALUE,
 BEGINNING OF PERIOD                  $ 9.76              $  9.72             $ 9.68         $  9.65    $ 9.61        $9.73
                                      ------              -------             ------         -------    ------        -----
 ...................................................................................................................................
INCOME FROM INVESTMENT
 OPERATIONS
 ...................................................................................................................................
Net investment income                   0.33                 0.59               0.28            0.65(b)   0.64         0.17
 ...................................................................................................................................
Net gains or losses on
 securities (both
 realized and unrealized)              (0.08)                0.06                  0(d)        (0.03)    (0.02)       (0.13)
                                      ------              -------             ------         -------    ------        -----
 ...................................................................................................................................
Total from investment
 operations                             0.25                 0.65               0.28            0.62      0.62         0.04
                                      ------              -------             ------         -------    ------        -----
 ...................................................................................................................................
LESS DIVIDENDS (FROM NET
 INVESTMENT INCOME)                    (0.33)               (0.61)             (0.24)          (0.59)    (0.58)       (0.16)
                                      ------              -------             ------         -------    ------        -----
 ...................................................................................................................................
NET ASSET VALUE, END OF
 PERIOD                               $ 9.68              $  9.76             $ 9.72         $  9.68    $ 9.65        $9.61
                                      ------              -------             ------         -------    ------        -----
 ...................................................................................................................................
TOTAL RETURN                            2.63%                6.89%              2.97%           6.60%     6.60%        0.35%
 ...................................................................................................................................
RATIOS/SUPPLEMENTAL DATA
 ...................................................................................................................................
NET ASSETS, END OF PERIOD
 (THOUSANDS)                          $9,645              $10,320             $3,564         $14,361    $2,871        $   1
 ...................................................................................................................................
RATIOS TO AVERAGE NET
 ASSETS





 Total expenses                         0.57%(c)             0.55%              0.55%(c)        0.55%     0.55%        0.43%(c)
 ...................................................................................................................................
 Net investment income                  5.82%(c)             6.15%              6.39%(c)        6.64%     6.70%        5.03%(c)
 ...................................................................................................................................
PORTFOLIO TURNOVER RATE                   46%                 107%                44%             85%       56%          63%
 ...................................................................................................................................

(a) The Fund changed its fiscal year end from September 30 to the last day of February, effective February 28, 1997
(b) Per share calculations based on weighted average shares outstanding. (c) Annualized.
(d) Amount represents less than $0.01 per share.
(e) The Fund changed its fiscal year end from the last day of February to Sep-tember 30, effective September 30 1998.

                  See Combined Notes to Financial Statements.

- ----------------------------------------------------------------------------
                                   Evergreen
                             Select Core Bond Fund
- ----------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout the period)

                                December 19, 1997
                                (Commencement of
                              Class Operations) to
                               September 30, 1998
 INSTITUTIONAL SHARES
 NET ASSET VALUE, BEGINNING OF PERIOD                          $  10.68
                                                               --------
 .............................................................................
 INCOME FROM INVESTMENT OPERATIONS
 .............................................................................
 Net investment income                                             0.51
 .............................................................................
 Net gains on securities (both realized and unrealized)            0.34
                                                               --------
 .............................................................................
 Total from investment operations                                  0.85
                                                               --------
 .............................................................................
 LESS DIVIDENDS (FROM NET INVESTMENT INCOME)                      (0.51)
                                                               --------
 .............................................................................
 NET ASSET VALUE, END OF PERIOD                                $  11.02
                                                               --------
 .............................................................................
 TOTAL RETURN                                                      8.12%
 .............................................................................
 RATIOS/SUPPLEMENTAL DATA
 .............................................................................
 NET ASSETS, END OF PERIOD (THOUSANDS)                         $125,070
 .............................................................................
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                         0.42%(a)
 .............................................................................
  Expenses, excluding indirectly paid expenses                     0.42%(a)
 .............................................................................
  Expenses, excluding waivers and reimbursements                   0.54%(a)
 .............................................................................
  Net investment income                                            5.99%(a)





 .............................................................................
 PORTFOLIO TURNOVER RATE                                             77%
 .............................................................................

                                  March 9, 1998
                                (Commencement of
                              Class Operations) to
                               September 30, 1998
 INSTITUTIONAL SERVICE SHARES
 NET ASSET VALUE, BEGINNING OF PERIOD                          $  10.66
                                                               --------
 .............................................................................
 INCOME FROM INVESTMENT OPERATIONS
 .............................................................................
 Net investment income                                             0.35
 .............................................................................
 Net gains on securities (both realized and unrealized)            0.36
                                                               --------
 .............................................................................
 Total from investment operations                                  0.71
                                                               --------
 .............................................................................
 LESS DIVIDENDS (FROM NET INVESTMENT INCOME)                      (0.35)
                                                               --------
 .............................................................................
 NET ASSET VALUE, END OF PERIOD                                $  11.02
                                                               --------
 .............................................................................
 TOTAL RETURN                                                      6.74%
 .............................................................................
 RATIOS/SUPPLEMENTAL DATA
 .............................................................................
 NET ASSETS, END OF PERIOD (THOUSANDS)                         $    286
 .............................................................................
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                         0.68%(a)
 .............................................................................
  Expenses, excluding indirectly paid expenses                     0.68%(a)
 .............................................................................
  Expenses, excluding waivers and reimbursements                   0.79%(a)
 .............................................................................
  Net investment income                                            5.76%(a)
 .............................................................................
 PORTFOLIO TURNOVER RATE                                             77%
 .............................................................................

(a) Annualized.

                  See Combined Notes to Financial Statements.

- ----------------------------------------------------------------------------
                                   Evergreen
                             Select Core Bond Fund
- ----------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout the period)






                                November 24, 1997
                                (Commencement of
                              Class Operations) to
                               September 30, 1998
 INSTITUTIONAL CHARITABLE SHARES
 NET ASSET VALUE, BEGINNING OF PERIOD                          $  10.68
                                                               --------
 .............................................................................
 INCOME FROM INVESTMENT OPERATIONS
 .............................................................................
 Net investment income                                             0.55
 .............................................................................
 Net gains on securities (both realized and unrealized)            0.34
                                                               --------
 .............................................................................
 Total from investment operations                                  0.89
                                                               --------
 .............................................................................
 LESS DIVIDENDS (FROM NET INVESTMENT INCOME)                      (0.55)
                                                               --------
 .............................................................................
 NET ASSET VALUE, END OF PERIOD                                $  11.02
                                                               --------
 .............................................................................
 TOTAL RETURN                                                      8.55%
 .............................................................................
 RATIOS/SUPPLEMENTAL DATA
 .............................................................................
 NET ASSETS, END OF PERIOD (THOUSANDS)                         $471,421
 .............................................................................
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                         0.42%(a)
 .............................................................................
  Expenses, excluding indirectly paid expenses                     0.42%(a)
 .............................................................................
  Expenses, excluding waivers and reimbursements                   0.53%(a)
 .............................................................................
  Net investment income                                            5.98%(a)
 .............................................................................
 PORTFOLIO TURNOVER RATE                                             77%
 .............................................................................

(a) Annualized.

                  See Combined Notes to Financial Statements.

- ----------------------------------------------------------------------------
                                   Evergreen
                           Select Fixed Income Fund
- ----------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout the period)

                                November 24, 1997
                                (Commencement of
                              Class Operations) to





                               September 30, 1998
 INSTITUTIONAL SHARES
 NET ASSET VALUE, BEGINNING OF PERIOD                          $   5.96
                                                               --------
 .............................................................................
 INCOME FROM INVESTMENT OPERATIONS
 .............................................................................
 Net investment income                                             0.31
 .............................................................................
 Net gains on securities (both realized and unrealized)            0.16
                                                               --------
 .............................................................................
 Total from investment operations                                  0.47
                                                               --------
 .............................................................................
 LESS DIVIDENDS (FROM NET INVESTMENT INCOME)                      (0.31)
                                                               --------
 .............................................................................
 NET ASSET VALUE, END OF PERIOD                                $   6.12
                                                               --------
 .............................................................................
 TOTAL RETURN                                                      8.06%
 .............................................................................
 RATIOS/SUPPLEMENTAL DATA
 .............................................................................
 NET ASSETS, END OF PERIOD (THOUSANDS)                         $668,907
 .............................................................................
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                         0.52%(a)
 .............................................................................
  Expenses, excluding indirectly paid expenses                     0.52%(a)
 .............................................................................
  Expenses, excluding waivers and reimbursements                   0.63%(a)
 .............................................................................
  Net investment income                                            5.99%(a)
 .............................................................................
 PORTFOLIO TURNOVER RATE                                             46%
 .............................................................................

                                  March 9, 1998
                                (Commencement of
                              Class Operations) to
                               September 30, 1998
 INSTITUTIONAL SERVICE SHARES
 NET ASSET VALUE, BEGINNING OF PERIOD                          $   5.97
                                                               --------
 .............................................................................
 INCOME FROM INVESTMENT OPERATIONS
 .............................................................................
 Net investment income                                             0.20
 .............................................................................
 Net gains on securities (both realized and unrealized)            0.15
                                                               --------
 .............................................................................
 Total from investment operations                                  0.35
                                                               --------
 .............................................................................
 LESS DIVIDENDS (FROM NET INVESTMENT INCOME)                      (0.20)
                                                               --------
 .............................................................................
 NET ASSET VALUE, END OF PERIOD                                $   6.12





                                                               --------
 .............................................................................
 TOTAL RETURN                                                      5.94%
 .............................................................................
 RATIOS/SUPPLEMENTAL DATA
 .............................................................................
 NET ASSETS, END OF PERIOD (THOUSANDS)                         $  9,808
 .............................................................................
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                         0.77%(a)
 .............................................................................
  Expenses, excluding indirectly paid expenses                     0.77%(a)
 .............................................................................
  Expenses, excluding waivers and reimbursements                   0.89%(a)
 .............................................................................
  Net investment income                                            5.65%(a)
 .............................................................................
 PORTFOLIO TURNOVER RATE                                             46%
 .............................................................................

(a) Annualized.

                  See Combined Notes to Financial Statements.

- ----------------------------------------------------------------------------
                                  Evergreen
                            Select Income Plus Fund
- ----------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout the period)

                                November 24, 1997
                                (Commencement of
                              Class Operations) to
                               September 30, 1998
 INSTITUTIONAL SHARES
 NET ASSET VALUE, BEGINNING OF PERIOD                         $     5.72
                                                              ----------
 .............................................................................
 INCOME FROM INVESTMENT OPERATIONS
 .............................................................................
 Net investment income                                              0.30
 .............................................................................
 Net gains on securities (both realized and unrealized)             0.20
                                                              ----------
 .............................................................................
 Total from investment operations                                   0.50
                                                              ----------
 .............................................................................
 LESS DIVIDENDS (FROM NET INVESTMENT INCOME)                       (0.30)
                                                              ----------
 .............................................................................
 NET ASSET VALUE, END OF PERIOD                               $     5.92
                                                              ----------
 .............................................................................
 TOTAL RETURN                                                       8.99%
 .............................................................................





 RATIOS/SUPPLEMENTAL DATA
 .............................................................................
 NET ASSETS, END OF PERIOD (THOUSANDS)                        $1,367,240
 .............................................................................
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                          0.51%(a)
 .............................................................................
  Expenses, excluding indirectly paid expenses                      0.51%(a)
 .............................................................................
  Expenses, excluding waivers and reimbursements                    0.61%(a)
 .............................................................................
  Net investment income                                             6.09%(a)
 .............................................................................
 PORTFOLIO TURNOVER RATE                                              37%
 .............................................................................

                                  March 2, 1998
                                (Commencement of
                              Class Operations) to
                               September 30, 1998
 INSTITUTIONAL SERVICE SHARES
 NET ASSET VALUE, BEGINNING OF PERIOD                         $     5.71
                                                              ----------
 .............................................................................
 INCOME FROM INVESTMENT OPERATIONS
 .............................................................................
 Net investment income                                              0.19
 .............................................................................
 Net gains on securities (both realized and unrealized)             0.21
                                                              ----------
 .............................................................................
 Total from investment operations                                   0.40
                                                              ----------
 .............................................................................
 LESS DIVIDENDS (FROM NET INVESTMENT INCOME)                       (0.19)
                                                              ----------
 .............................................................................
 NET ASSET VALUE, END OF PERIOD                               $     5.92
                                                              ----------
 .............................................................................
 TOTAL RETURN                                                       7.21%
 .............................................................................
 RATIOS/SUPPLEMENTAL DATA
 .............................................................................
 NET ASSETS, END OF PERIOD (THOUSANDS)                        $    7,528
 .............................................................................
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                          0.75%(a)
 .............................................................................
  Expenses, excluding indirectly paid expenses                      0.75%(a)
 .............................................................................
  Expenses, excluding waivers and reimbursements                    0.84%(a)
 .............................................................................
  Net investment income                                             5.80%(a)
 .............................................................................
 PORTFOLIO TURNOVER RATE                                              37%
 .............................................................................

(a) Annualized.

                  See Combined Notes to Financial Statements.

- ----------------------------------------------------------------------------
                                   Evergreen
                   Select Intermediate Tax Exempt Bond Fund
- ----------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout the period)

                                November 24, 1997
                                (Commencement of
                              Class Operations) to
                               September 30, 1998
 INSTITUTIONAL SHARES
 NET ASSET VALUE, BEGINNING OF PERIOD                          $  64.84
                                                               --------
 .............................................................................
 INCOME FROM INVESTMENT OPERATIONS
 .............................................................................
 Net investment income                                             2.57
 .............................................................................
 Net gains on securities (both realized and unrealized)            2.27
                                                               --------
 .............................................................................
 Total from investment operations                                  4.84
                                                               --------
 .............................................................................
 LESS DIVIDENDS (FROM NET INVESTMENT INCOME)                      (2.57)
                                                               --------
 .............................................................................
 NET ASSET VALUE, END OF PERIOD                                $  67.11
                                                               --------
 .............................................................................
 TOTAL RETURN                                                      7.61%
 .............................................................................
 RATIOS/SUPPLEMENTAL DATA
 .............................................................................
 NET ASSETS, END OF PERIOD (THOUSANDS)                         $746,874
 .............................................................................
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                         0.62%(a)
 .............................................................................
  Expenses, excluding indirectly paid expenses                     0.62%(a)
 .............................................................................
  Expenses, excluding waivers and reimbursements                   0.72%(a)
 .............................................................................
  Net investment income                                            4.59%(a)
 .............................................................................
 PORTFOLIO TURNOVER RATE                                             47%
 .............................................................................

                                  March 2, 1998
                                (Commencement of
                              Class Operations) to
                               September 30, 1998
 INSTITUTIONAL SERVICE SHARES
 NET ASSET VALUE, BEGINNING OF PERIOD                          $  65.91





                                                               --------
 .............................................................................
 INCOME FROM INVESTMENT OPERATIONS
 .............................................................................
 Net investment income                                             1.66
 .............................................................................
 Net gains on securities (both realized and unrealized)            1.20
                                                               --------
 .............................................................................
 Total from investment operations                                  2.86
                                                               --------
 .............................................................................
 LESS DIVIDENDS (FROM NET INVESTMENT INCOME)                      (1.66)
                                                               --------
 .............................................................................
 NET ASSET VALUE, END OF PERIOD                                $  67.11
                                                               --------
 .............................................................................
 TOTAL RETURN                                                      4.41%
 .............................................................................
 RATIOS/SUPPLEMENTAL DATA
 .............................................................................
 NET ASSETS, END OF PERIOD (THOUSANDS)                         $  4,736
 .............................................................................
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                         0.89%(a)
 .............................................................................
  Expenses, excluding indirectly paid expenses                     0.89%(a)
 .............................................................................
  Expenses, excluding waivers and reimbursements                   0.99%(a)
 .............................................................................
  Net investment income                                            4.35%(a)
 .............................................................................
 PORTFOLIO TURNOVER RATE                                             47%
 .............................................................................

(a) Annualized.

                  See Combined Notes to Financial Statements.

- ----------------------------------------------------------------------------
                                   Evergreen
                        Select International Bond Fund
- ----------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout the period)

                                                                                        December 15, 1993
                                   Three Months           Year Ended June 30,           (Commencement of
                                      Ended         ----------------------------------   Operations) to
                               September 30, 1998**  1998*    1997*    1996*    1995*    June 30, 1994*
 INSTITUTIONAL SHARES
 NET ASSET VALUE, BEGINNING
  OF PERIOD                          $  9.32        $  9.54  $  9.70  $  9.62  $  9.06       $ 10.00
                                     -------        -------  -------  -------  -------       -------
 .........................................................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 .........................................................................................................
 Net investment income                  0.11(b)        0.47     0.49     0.47     0.62          0.25
 .........................................................................................................





 Net gains or losses on
  securities (both realized
  and unrealized)                       0.22          (0.06)    0.09     0.30     0.24         (1.15)
                                     -------        -------  -------  -------  -------       -------
 .........................................................................................................
 Total from investment
  operations                            0.33           0.41     0.58     0.77     0.86         (0.90)
                                     -------        -------  -------  -------  -------       -------
 LESS DIVIDENDS (FROM NET
  INVESTMENT INCOME)                   (0.13)         (0.63)   (0.74)   (0.69)   (0.30)        (0.04)
                                     -------        -------  -------  -------  -------       -------
 .........................................................................................................
 NET ASSET VALUE, END OF
  PERIOD                             $  9.52        $  9.32  $  9.54  $  9.70  $  9.62       $  9.06
                                     -------        -------  -------  -------  -------       -------
 .........................................................................................................
 TOTAL RETURN                           3.56%          4.42%    6.18%    8.00%    9.70%        (9.00)%
 .........................................................................................................
 RATIOS/SUPPLEMENTAL DATA
 .........................................................................................................
 NET ASSETS, END OF PERIOD
  (THOUSANDS)                        $46,607        $36,722  $34,590  $32,998  $26,898       $24,957
 .........................................................................................................
 RATIOS TO AVERAGE NET ASSETS
 Expenses                               0.76%(a)       0.81%    0.85%    0.71%    0.64%         0.73%(a)
 .........................................................................................................
 Expenses, excluding waivers
  and reimbursements                    1.22%(a)       1.00%    1.03%    0.95%    1.03%         1.12%(a)
 .........................................................................................................
 Net investment income                  4.89%(a)       4.90%    5.14%    5.81%    6.84%         5.04%(a)
 .........................................................................................................
 PORTFOLIO TURNOVER RATE                   3%            46%      90%      67%     133%          161%
 .........................................................................................................

                                                                                        December 15, 1993
                                   Three Months           Year Ended June 30,           (Commencement of
                                      Ended         ----------------------------------   Operations)  to
                               September 30, 1998**  1998*    1997*    1996*    1995*    June 30, 1994*
 INSTITUTIONAL SERVICE SHARES
 NET ASSET VALUE, BEGINNING
  OF PERIOD                          $  9.30        $  9.52  $  9.68  $  9.61  $  9.04       $ 10.00
                                     -------        -------  -------  -------  -------       -------
 .........................................................................................................
 Net gains or losses on
  securities (both realized
  and unrealized)                       0.23          (0.01)    0.14     0.12     0.24         (1.11)
                                     -------        -------  -------  -------  -------       -------
 INCOME FROM INVESTMENT
  OPERATIONS
 .........................................................................................................
 Total from investment
  operations                            0.34           0.39     0.56     0.73     0.85         (0.92)
                                     -------        -------  -------  -------  -------       -------
 Net investment income                  0.11(b)        0.40     0.42     0.61     0.61          0.19
 .........................................................................................................
 LESS DIVIDENDS (FROM NET
  INVESTMENT INCOME)                   (0.13)         (0.61)   (0.72)   (0.66)   (0.28)        (0.04)
                                     -------        -------  -------  -------  -------       -------
 .........................................................................................................
 NET ASSET VALUE, END OF
  PERIOD                             $  9.51        $  9.30  $  9.52  $  9.68  $  9.61       $  9.04
                                     -------        -------  -------  -------  -------       -------
 .........................................................................................................
 TOTAL RETURN                           3.61%          4.16%    5.92%    7.74%    9.57%        (9.22)%
 .........................................................................................................
 RATIOS/SUPPLEMENTAL DATA
 .........................................................................................................
 NET ASSETS, END OF PERIOD
  (THOUSANDS)                        $   129        $   198  $   182  $   152  $   170       $   167
 .........................................................................................................
 RATIOS TO AVERAGE NET ASSETS
 Expenses                               1.00%(a)       1.06%    1.10%    0.96%    0.89%         0.98%(a)
 .........................................................................................................
 Expenses, excluding waivers
  and reimbursements                    1.46%(a)       1.25%    1.28%    1.20%    1.28%         1.37%(a)
 .........................................................................................................
 Net investment income                  4.65%(a)       4.65%    4.89%    5.56%    6.59%         4.79%(a)
 .........................................................................................................





 PORTFOLIO TURNOVER RATE                   3%            46%      90%      67%     133%          161%
 .........................................................................................................

(a) Annualized.
(b) Calculation based on average shares outstanding.
* On August 28, 1998, CoreFund Global Bond Fund exchanged substantially all of its net assets to Evergreen Select International Bond Fund. As CoreFund Global Bond Fund is the accounting survivor, its basis of accounting for assets and liabilities and its operating results for the periods prior to August 28, 1998 have been carried forward in these financial highlights.
** The Fund changed its fiscal year end from June 30 to September 30.

                  See Combined Notes to Financial Statements.

- ----------------------------------------------------------------------------
                                  Evergreen
                         Select Limited Duration Fund
- ----------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout the period)

                                November 24, 1997
                                (Commencement of
                              Class Operations) to
                               September 30, 1998
 INSTITUTIONAL SHARES
 NET ASSET VALUE, BEGINNING OF PERIOD                          $ 10.42
                                                               -------
 .............................................................................
 INCOME FROM INVESTMENT OPERATIONS
 .............................................................................
 Net investment income                                            0.53(b)
 .............................................................................
 Net gains on securities (both realized and unrealized)           0.10
                                                               -------
 .............................................................................
 Total from investment operations                                 0.63
                                                               -------
 .............................................................................
 LESS DIVIDENDS (FROM NET INVESTMENT INCOME)                     (0.53)
                                                               -------
 .............................................................................
 NET ASSET VALUE, END OF PERIOD                                $ 10.52
                                                               -------
 .............................................................................
 TOTAL RETURN                                                     6.21%
 .............................................................................
 RATIOS/SUPPLEMENTAL DATA
 .............................................................................
 NET ASSETS, END OF PERIOD (THOUSANDS)                         $70,810
 .............................................................................
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                        0.30%(a)
 .............................................................................
  Expenses, excluding indirectly paid expenses                    0.30%(a)
 .............................................................................
  Expenses, excluding waivers and reimbursements                  0.60%(a)
 .............................................................................





  Net investment income                                           5.97%(a)
 .............................................................................
 PORTFOLIO TURNOVER RATE                                            78%
 .............................................................................

                                  July 28, 1998
                                (Commencement of
                              Class Operations) to
                               September 30, 1998
 INSTITUTIONAL SERVICE SHARES
 NET ASSET VALUE, BEGINNING OF PERIOD                          $ 10.41
                                                               -------
 .............................................................................
 INCOME FROM INVESTMENT OPERATIONS
 .............................................................................
 Net investment income                                            0.11(b)
 .............................................................................
 Net gains on securities (both realized and unrealized)           0.11
                                                               -------
 .............................................................................
 Total from investment operations                                 0.22
                                                               -------
 .............................................................................
 LESS DIVIDENDS (FROM NET INVESTMENT INCOME)                     (0.11)
                                                               -------
 .............................................................................
 NET ASSET VALUE, END OF PERIOD                                $ 10.52
                                                               -------
 .............................................................................
 TOTAL RETURN                                                     2.12%
 .............................................................................
 RATIOS/SUPPLEMENTAL DATA
 .............................................................................
 NET ASSETS, END OF PERIOD (THOUSANDS)                         $   614
 .............................................................................
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                        0.55%(a)
 .............................................................................
  Expenses, excluding indirectly paid expenses                    0.55%(a)
 .............................................................................
  Expenses, excluding waivers and reimbursements                  0.94%(a)
 .............................................................................
  Net investment income                                           5.84%(a)
 .............................................................................
 PORTFOLIO TURNOVER RATE                                            78%
 .............................................................................

(a) Annualized.
(b) Calculation based on average shares outstanding.

                  See Combined Notes to Financial Statements.

- ----------------------------------------------------------------------------
                                   Evergreen
                         Select Total Return Bond Fund
- ----------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                 (For a share outstanding throughout each year)

                                 April 20, 1998
                                (Commencement of
                              Class Operations) to
                               September 30, 1998
 INSTITUTIONAL SHARES
 NET ASSET VALUE, BEGINNING OF PERIOD                          $ 100.00
                                                               --------
 .............................................................................
 INCOME FROM INVESTMENT OPERATIONS
 .............................................................................
 Net investment income                                             3.08
 .............................................................................
 Net gains on securities (both realized and unrealized)           (0.29)
                                                               --------
 .............................................................................
 Total from investment operations                                  2.79
                                                               --------
 .............................................................................
 LESS DIVIDENDS (FROM NET INVESTMENT INCOME)                      (3.08)
                                                               --------
 .............................................................................
 NET ASSET VALUE, END OF PERIOD                                $  99.71
                                                               --------
 .............................................................................
 TOTAL RETURN                                                      2.83%
 .............................................................................
 RATIOS/SUPPLEMENTAL DATA
 .............................................................................
 NET ASSETS, END OF PERIOD (THOUSANDS)                         $135,998
 .............................................................................
 RATIOS TO AVERAGE NET ASSETS
 .............................................................................
  Expenses                                                         0.41%(a)
 .............................................................................
  Expenses, excluding indirectly paid expenses                     0.41%(a)
 .............................................................................
  Expenses, excluding waivers and reimbursements                   0.67%(a)
 .............................................................................
  Net investment income                                            6.88%(a)
 .............................................................................
 PORTFOLIO TURNOVER RATE                                             80%
 .............................................................................

                                 August 3, 1998
                                (Commencement of
                              Class Operations) to
                               September 30, 1998
 INSTITUTIONAL SERVICE SHARES
 NET ASSET VALUE, BEGINNING OF PERIOD                          $  99.67
                                                               --------
 .............................................................................
 INCOME FROM INVESTMENT OPERATIONS
 .............................................................................
 Net investment income                                             1.05
 .............................................................................
 Net gains on securities (both realized and unrealized)            0.04
                                                               --------
 .............................................................................





 Total from investment operations                                  1.09
                                                               --------
 .............................................................................
 LESS DIVIDENDS (FROM NET INVESTMENT INCOME)                      (1.05)
                                                               --------
 .............................................................................
 NET ASSET VALUE, END OF PERIOD                                $  99.71
                                                               --------
 .............................................................................
 TOTAL RETURN                                                      1.10%
 .............................................................................
 RATIOS/SUPPLEMENTAL DATA
 .............................................................................
 NET ASSETS, END OF PERIOD (THOUSANDS)                         $     24
 .............................................................................
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                         0.66%(a)
 .............................................................................
  Expenses, excluding indirectly paid expenses                     0.66%(a)
 .............................................................................
  Expenses, excluding waivers and reimbursements                   0.92%(a)
 .............................................................................
  Net investment income                                            6.51%(a)
 .............................................................................
 PORTFOLIO TURNOVER RATE                                             80%
 .............................................................................

(a) Annualized.

                  See Combined Notes to Financial Statements.

- ----------------------------------------------------------------------------
                                   Evergreen
                          Select Adjustable Rate Fund
- ----------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS
                               September 30, 1998

 Principal
   Amount                                                               Value
 ADJUSTABLE RATE MORTGAGE SECURITIES - 77.6%
            FEDERAL HOME LOAN MORTGAGE CORP. ("FHLMC ") - 34.4%
 $  784,420 FHLMC Pool #605343,
             7.607%, 3/1/19.......................................   $   822,661
  1,129,260 FHLMC Pool #605386,
             7.545%, 9/1/17.......................................     1,171,427
    570,824 FHLMC Pool #606541,
             7.411%, 3/1/21.......................................       588,308
    606,085 FHLMC Pool #606679,
             7.745%, 10/1/21......................................       625,686
    363,031 FHLMC Pool #607352,
             7.569%, 4/1/22.......................................       377,327
  2,257,299 FHLMC Pool #608034,
             7.084%, 6/1/16.......................................     2,312,603
     81,703 FHLMC Pool #785114,
             7.466%, 7/1/19.......................................        84,447
  1,675,168 FHLMC Pool #845063,
             7.674%, 11/1/21......................................     1,740,081
  1,631,955 FHLMC Pool #845070,
             7.593%, 1/1/22.......................................     1,699,273
    861,760 FHLMC Pool #845082,
             7.414%, 3/1/22.......................................       888,690
    777,020 FHLMC Pool #846163,





             7.374%, 7/1/30.......................................       798,995
    161,301 FHLMC Pool #865220,
             7.991%, 4/1/20.......................................       165,006
                                                                     -----------
                                                                      11,274,504
                                                                     -----------
            FEDERAL NATIONAL MORTGAGE ASSOC. ("FNMA") - 43.2%
    263,072 FNMA Pool #070033,
             7.210%, 10/1/17......................................       269,238
  1,034,110 FNMA Pool #070119,
             7.440%, 11/1/17......................................     1,074,182
    292,437 FNMA Pool #070179,
             7.151%, 7/1/27.......................................       299,472
    805,770 FNMA Pool #090678,
             7.477%, 9/1/18.......................................       837,501
    349,873 FNMA Pool #092086,
             7.416%, 10/1/16......................................       359,603
    677,188 FNMA Pool #094564,
             7.270%, 1/1/16.......................................       690,312
    729,753 FNMA Pool #095405,
             7.517%, 12/1/19......................................       759,399
    217,977 FNMA Pool #102905,
             7.360%, 7/1/20.......................................       225,369
    686,735 FNMA Pool #124015,
             7.226%, 11/1/18......................................       703,478
    538,450 FNMA Pool #124204,
             7.464%, 1/1/22.......................................       552,417
  2,298,699 FNMA Pool #124289,
             7.393%, 9/1/21.......................................     2,372,695
  1,163,001 FNMA Pool #124945,
             7.503%, 1/1/31.......................................     1,195,344
    488,739 FNMA Pool #142963,
             7.450%, 1/1/22.......................................       496,760
    196,486 FNMA Pool #303247,
             7.276%, 12/1/22......................................       200,754

  Principal
    Amount                                                             Value
 ADJUSTABLE RATE MORTGAGE SECURITIES - CONTINUED
              FEDERAL NATIONAL MORTGAGE ASSOC.
               ("FNMA") - CONTINUED
 $  1,331,981 FNMA Pool #313663,
               7.291%, 5/1/22....................................   $ 1,369,023
      687,030 FNMA Pool #313994,
               7.475%, 12/1/23...................................       697,027
      997,084 FNMA Pool #331526,
               6.119%, 5/1/36....................................     1,010,794
      108,491 FNMA Pool #391290,
               7.444%, 2/1/17....................................       109,423
      953,392 FNMA Pool #423207,
               5.826%, 4/1/38....................................       956,377
                                                                    -----------
                                                                     14,179,168
                                                                    -----------
              Total Adjustable Rate Mortgage Securities (cost
               $25,609,219)......................................    25,453,672
                                                                    -----------
 FIXED RATE MORTGAGE SECURITIES - 12.0%
              FHLMC - 3.3%
      849,702 FHLMC STRIPS CMO Series 20, Class F, IO
               6.465%, 7/1/29....................................       851,030
      185,113 FHLMC Pool #B00475
               10.500%, 4/1/04...................................       192,770
       29,032 FHLMC Pool #277831
               7.250%, 11/1/08...................................        29,373
                                                                    -----------
                                                                      1,073,173
                                                                    -----------
              FNMA - 4.7%
      562,127 FNMA Pool #004534,
               10.750%, 10/1/12..................................       614,883
      388,976 FNMA Pool #058442
               11.000%, 1/1/18...................................       428,274
      377,719 FNMA Pool #070472
               10.500%, 3/1/01...................................       389,077
      118,188 FNMA Pool #100051
               9.500%, 4/15/05...................................       124,097





                                                                    -----------
                                                                      1,556,331
                                                                    -----------
              GOVERNMENT NATIONAL MORTGAGE ASSOC. ("GNMA") - 4.0%
    1,285,067 GNMA Pool #268164,
               10.250%, 11/15/29.................................     1,326,035
                                                                    -----------
              Total Fixed Rate Mortgage Securities
               (cost $3,984,357).................................     3,955,539
                                                                    -----------
 GOVERNMENT AGENCY NOTES - 0.8%
      250,000 Federal Home Loan Bank,
               5.500%, 08/13/01 (cost $249,297)..................       255,560
                                                                    -----------
 U.S. TREASURY NOTES - 6.3%
      155,000 U.S. Treasury Notes,
               6.250%, 8/31/02...................................       165,342
    1,400,000 U.S. Treasury Notes,
               5.750%, 11/30/02..................................     1,472,842
      400,000 U.S. Treasury Notes,
               5.500%, 5/31/03...................................       419,624
                                                                    -----------
              Total U.S. Treasury Notes
               (cost $1,982,192).................................     2,057,808
                                                                    -----------

                  See Combined Notes to Financial Statements.

- ----------------------------------------------------------------------------
                                  Evergreen
                          Select Adjustable Rate Fund
- ----------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS (continued)
                               September 30, 1998

 Principal
   Amount                                                             Value
 REPURCHASE AGREEMENT - 2.7%
 $  896,000 Keystone Joint Repurchase Agreement (Investments in
             repurchase agreements, in a joint trading account,
             purchased 9/30/98)
             5.600%, 10/1/98 (cost $896,000) maturity value,
             $896,138 (a).......................................   $   896,000
                                                                   -----------
            TOTAL INVESTMENTS -
             (COST $32,721,065)............................    99.4%  32,618,579
            OTHER ASSETS AND
             LIABILITIES - NET.............................     0.6      199,973
                                                              -----  -----------
            NET ASSETS -...................................   100.0% $32,818,552
                                                              =====  ===========

(a) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at September 30, 1998.

Note: The maturity date included in each security description is the stated maturity date. The effective maturity of each security may be shorter due to current and projected prepayment rates. Changes in interest rates may accelerate or slow prepayment of mortgage obligations.

SUMMARY OF ABBREVIATIONS:
CMO    Collateralized Mortgage Obligation
STRIPS Separate Trading of Registered Interest and Principal of Securities
IO     Interest Only

                  See Combined Notes to Financial Statements.

- ----------------------------------------------------------------------------
                                   Evergreen
                             Select Core Bond Fund
- ----------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS
                               September 30, 1998

 Principal
   Amount                                                              Value
 ASSET-BACKED SECURITIES - 1.6%
 $  514,822 Advanta Mortgage Loan Trust,
            6.85%, 5/25/12.......................................   $    513,810
  4,832,483 Delta Funding Home Equity
             Loan Trust,
            6.60%, 1/25/12.......................................      4,835,938
  2,000,000 Jet Equipment Trust,
            9.41%, 6/15/10(a)....................................      2,486,116
  2,015,000 UCFC Loan Trust,
            7.15%, 12/15/13......................................      2,078,854
                                                                    ------------
            Total Asset-Backed Securities (cost $9,803,444)......      9,914,718
                                                                    ------------
 CORPORATE BONDS - 19.6%
            BANKS - 4.7%
  1,000,000 Harris Bancorp,
            9.375%, 6/1/01.......................................      1,100,984
  4,000,000 NBD Bank N.A.,
             Subordinated Note,
            8.25%, 11/1/24.......................................      4,809,984
  5,000,000 NCNB Texas National Bank
             Dallas, Texas,
            9.50%, 6/1/04........................................      5,999,150
  8,000,000 State Street Bank Corp.,
            7.35%, 6/15/26.......................................      9,165,800
  2,455,000 SunTrust Banks Inc.,
            6.00%, 2/15/26.......................................      2,510,407
  4,000,000 Westpac Banking,
            9.125%, 8/15/01......................................      4,385,976
                                                                    ------------
                                                                      27,972,301
                                                                    ------------
            FINANCE - 5.8%
  6,500,000 Associates Corp. N.A.,
            5.96%, 5/15/37.......................................      6,579,371
  7,930,000 Chrysler Financial Corp. MTN,
            6.16%, 7/28/99.......................................      7,969,230
  1,300,000 Ford Motor Credit Co.,





            8.00%, 1/15/99.......................................      1,308,168
  7,500,000 General Electric Capital Corp.,
            6.29%, 12/15/07......................................      7,750,425
  3,150,000 General Motors Acceptance Corp.,
            7.75%, 1/15/99.......................................      3,168,421
  1,500,000 KFW International Finance,
            8.85%, 6/15/99.......................................      1,538,433
  1,700,000 Lincoln National Corp.,
            7.00%, 3/15/18.......................................      1,760,593
  1,600,000 Merrill Lynch & Co. Inc.,
            8.40%, 11/1/19.......................................      1,828,202
  2,250,000 WMC Finance USA Ltd.,
            6.50%, 11/15/03......................................      2,368,323
                                                                    ------------
                                                                      34,271,166
                                                                    ------------
            INDUSTRIAL SPECIALTY PRODUCTS & SERVICES - 1.6%
  5,338,000 Dow Chemical Co.,
            8.55%, 10/15/09......................................      6,467,873
  3,000,000 Owens Corning,
            7.50%, 5/1/05........................................      3,182,685
                                                                    ------------
                                                                       9,650,558
                                                                    ------------
            INSURANCE - 0.7%
  3,800,000 Allstate Corp.,
            6.75%, 5/15/18.......................................      3,864,163
                                                                    ------------

  Principal
    Amount                                                             Value
 CORPORATE BONDS - CONTINUED
              MANUFACTURING - DISTRIBUTING - 1.1%
 $  2,100,000 Deere & Co.,
              8.95%, 6/15/19.....................................   $  2,643,936
    3,500,000 Ford Motor Co.,
              9.00%, 9/15/01.....................................      3,879,449
                                                                    ------------
                                                                       6,523,385
                                                                    ------------
              OIL/ENERGY - 3.0%
   14,160,000 Phillips Petroleum Co.,
              7.125%, 3/15/28....................................     14,917,702
    3,000,000 Tenaska Washington
               Partners LP
              6.79%, 9/23/11 (a).................................      3,142,500
                                                                    ------------
                                                                      18,060,202
                                                                    ------------
              PAPER & PACKAGING - 2.1%
    5,520,000 Caliber Systems Inc.,
              7.80%, 8/1/06......................................      6,001,863
    6,000,000 Westvaco Corp.,
              7.75%, 2/15/23.....................................      6,754,260
                                                                    ------------
                                                                      12,756,123
                                                                    ------------
              UTILITIES - 0.6%
    1,100,000 Alltel Corp.,
              6.50%, 11/1/13.....................................      1,213,425
    2,000,000 Carolina Power & Light Co.,





              8.625%, 9/15/21....................................      2,598,606
                                                                    ------------
                                                                       3,812,031
                                                                    ------------
              Total Corporate Bonds (cost $110,346,023)..........    116,909,929
                                                                    ------------
 COLLATERALIZED MORTGAGE OBLIGATIONS - 0.5%
    2,801,488 Collateralized Mortgage
               Obligation Trust 22,
              7.95%, 5/1/17......................................      2,832,598
       47,937 Drexel Burnham Lambert CMO,
              8.50%, 7/1/14......................................         48,024
                                                                    ------------
              Total Collateralized Mortgage Obligations
               (cost $2,863,618).................................      2,880,622
                                                                    ------------
 MORTGAGE-BACKED SECURITIES - 39.3%
              Federal Home Loan Mortgage Corp.:
    7,873,374 6.44%, 9/1/27......................................      8,121,952
   17,757,713 6.50%, 4/1/28......................................     18,094,044
   17,399,678 7.00%, 4/1/28......................................     17,876,081
    1,446,882 7.50%, 5/1/09......................................      1,492,097
    1,863,315 7.667%, 8/1/26.....................................      1,973,381
      761,028 8.00%, 10/1/25.....................................        786,812
              Federal Home Loan Mortgage PC Guaranteed:
    2,900,000 5.85%, 1/25/19.....................................      2,931,174
    2,000,000 6.50%, 4/15/18.....................................      2,031,067
              Federal National Mortgage Assoc.:
   58,609,941 6.00%, 11/1/00 - 5/15/08...........................     62,469,093
    5,038,078 6.16%, 8/1/37......................................      5,155,117
    5,174,664 6.46%, 9/1/27......................................      5,271,860

- ----------------------------------------------------------------------------
                                   Evergreen
                             Select Core Bond Fund
- ----------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS (continued)
                               September 30, 1998

  Principal
   Amount                                                              Value
 MORTGAGE-BACKED SECURITIES - CONTINUED
             Federal National Mortgage Assoc. - continued
 $11,109,438 6.50%, 10/1/00 - 10/1/27............................   $ 11,328,160
   1,318,253 7.272%, 12/1/25.....................................      1,353,485
             Federal National Mortgage Assoc. REMIC:
   6,098,250 5.50%, 2/25/15......................................      6,088,767
   4,600,000 7.75%, 9/25/22......................................      4,945,013
             Government National Mortgage Assoc.:
   2,844,497 6.00%, 3/15/11 - 4/15/11............................      2,889,583
  20,957,769 6.50%, 10/1/98 - 7/15/28............................     21,464,133
  40,816,250 7.00%, 10/1/98 - 7/15/28............................     42,109,141
   4,628,466 7.50%, 8/15/12 - 3/15/26............................      4,801,138
  11,390,685 8.00%, 6/15/24 - 8/15/27............................     11,916,743
     872,645 9.00%, 4/15/20 - 8/15/21............................        931,277
     355,552 9.50%, 2/15/21......................................        384,219





                                                                    ------------
             Total Mortgage-Backed Securities
              (cost $230,488,901)................................    234,414,337
                                                                    ------------
 U.S. AGENCY OBLIGATIONS - 3.8%
             Farm Credit Systems
              Financial Assistance Corp.:
   8,300,000 8.80%, 6/10/05......................................     10,136,018
   6,000,000 9.375%, 7/21/03.....................................      7,169,820
   5,000,000 Federal Farm Credit Bank,
             8.65%, 10/1/99......................................      5,186,295
                                                                    ------------
             Total U.S. Agency Obligations
              (cost $19,254,627).................................     22,492,133
                                                                    ------------
 U.S. TREASURY OBLIGATIONS - 13.3%
             U.S. Treasury Bonds:
  10,185,000 6.875%, 8/15/25.....................................     12,654,873
   1,400,000 8.75%, 5/15/17......................................      2,000,688
   3,950,000 8.875%, 8/15/17.....................................      5,713,924
             U.S. Treasury Notes:
   5,093,800 3.625%, 7/15/02.....................................      5,117,679
  35,000,000 5.875%, 1/31/99 - 11/15/05..........................     36,896,900
  15,000,000 6.50%, 10/15/06.....................................     17,043,765
                                                                    ------------
             Total U.S. Treasury Obligations
              (cost $77,298,446).................................     79,427,829
                                                                    ------------
 YANKEE      OBLIGATIONS - 13.2% Bayerische Landesbank Girozen:
   5,000,000 6.20%, 2/9/06.......................................      5,168,725
   2,500,000 6.375%, 8/31/00.....................................      2,556,282

(a) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(b) Repurchase agreement is collateralized by $12,348,000 U.S. Treasury Notes, 5.50% due 3/31/03 and $20,180,000 U.S. Treasury Notes, 5.375% due 6/30/03
    with an aggregate value, including accrued interest of $34,102,106.

SUMMARY OF ABBREVIATIONS:
MTN   Medium Term Note
CMO   Collateralized Mortgage Obligation
REMIC Real Estate Mortgaged Investment Conduit

  Principal
   Amount                                                              Value
 YANKEE OBLIGATIONS - CONTINUED
 $ 7,000,000 BHP Finance USA Ltd.,
             8.50%, 12/1/12......................................   $  8,667,876
   2,000,000 Export Development Corp.,
             8.125%, 8/10/99.....................................      2,046,768
  13,330,000 Hydro-Quebec,
             8.00%, 2/1/13.......................................     15,777,921
   3,500,000 Japan Finance Corp.
              Municipal Enterprises,
             6.85%, 4/15/06......................................      3,865,060





             Korea Development Bank:
   5,000,000 6.625%, 11/21/03....................................      3,849,550
   6,350,000 7.125%, 9/17/01.....................................      5,427,174
   1,500,000 New Brunswick Province Canada,
             7.625%, 2/15/13.....................................      1,788,285
   8,020,000 Petro Canada Ltd.,
             8.60%, 1/15/10......................................     10,370,101
   5,300,000 Philips Electers N V,
             7.125%, 5/15/25.....................................      5,965,320
   3,000,000 Placer Dome Inc.,
             8.50%, 12/31/45.....................................      3,281,718
             Svenska Handelsbanken:
   3,500,000 8.125%, 8/15/07.....................................      4,073,100
   5,000,000 8.35%, 7/15/04......................................      5,720,445
                                                                    ------------
             Total Yankee Obligations
              (cost $71,425,023).................................     78,558,325
                                                                    ------------
 REPURCHASE AGREEMENT - 5.6%
  33,433,304 Dresdner Bank AG,
             5.00%, dated 9/30/98, due 10/1/98 cost $33,433,304
             maturity value, $33,437,947 (b).....................     33,433,304
                                                                    ------------
   Shares

 MUTUAL FUND SHARES - 1.9%
  11,716,395 Valiant General Fund,
              (cost $11,716,395) ................................     11,716,395
                                                                    ------------

     TOTAL INVESTMENTS -
      (COST $566,629,781).................................    98.8%  589,747,592
     OTHER ASSETS AND
      LIABILITIES - NET...................................     1.2     7,028,838
                                                             -----  ------------
     NET ASSETS -.........................................   100.0% $596,776,430
                                                             =====  ============

                  See Combined Notes to Financial Statements.

- ----------------------------------------------------------------------------
                                   Evergreen
                           Select Fixed Income Fund
- ----------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS
                               September 30, 1998

  Principal
   Amount                                                             Value

 ASSET-BACKED SECURITIES - 12.6%
             Amresco Residential Securities Mortgage Loan Trust:





 $ 6,203,713 Series 98-2, Class A1,
             6.50%, 11/25/15.....................................  $  6,230,792
   8,000,000 Series 98-2, Class A2,
             6.245%, 4/25/22.....................................     8,093,960
             Case Equipment Loan Trust:
     500,000 Series 95-B, Class CTFS,
             6.45%, 9/15/02......................................       502,442
   1,857,000 Series 97-B, Class A4,
             6.41%, 9/15/04......................................     1,912,181
     200,000 Series 98-A, Class A4,
             5.83%, 2/15/05......................................       203,419
             Contimortgage Home Equity Loan Trust:
   4,999,962 Series 96-1, Class A5,
             6.15%, 3/15/11......................................     5,079,786
   3,185,000 Series 97-2, Class A9,
             7.09%, 4/15/28......................................     3,365,323
   1,640,000 Series 97-4, Class A3,
             6.26%, 7/15/12......................................     1,650,717
   5,495,999 Empire Funding Home Loan Owner Trust,
             Series 98-1, Class A4,
             6.64%, 12/25/12.....................................     5,665,220
     917,447 EQCC Home Equity Loan Trust,
             Series 96-1, Class A2,
             5.82%, 9/15/09......................................       921,405
             First Plus Home Loan Trust:
     660,000 Series 97-2, Class A5,
             6.82%, 4/10/23......................................       677,665
   2,455,000 Series 97-3, Class A5,
             6.86%, 10/10/13.....................................     2,531,576
     731,562 First Security Auto Grantor Trust,
             Series 95-A, Class A,
             6.25%, 1/15/01......................................       733,102
     346,112 Federal National Mortgage Assoc.,
             Series 95-W5, Class A1,
             6.23%, 12/25/25.....................................       345,400
     615,811 GCC Home Equity Trust,
             Series 90-1, Class A,
             10.00%, 7/15/05.....................................       617,495
   1,147,662 Heller Equipment Asset Receivables Trust,
             Series 97-1, Class A2,
             6.39%, 5/25/05......................................     1,160,476
   1,311,000 IMC Home Equity Loan Trust,
             Series 97-2, Class A3,
             6.94%, 11/20/11.....................................     1,326,502
   2,329,038 Life Financial Home Loan Owner Trust,
             Series 97-3, Class A2,
             6.79%, 10/25/11.....................................     2,368,713
             MBNA Master Credit Card Trust:
   2,910,000 Series 96-J, Class A,
             5.74%, 2/15/06......................................     2,909,753
   1,570,000 Series 98-A, Class A,
             5.70%, 8/15/05......................................     1,568,249
   1,700,000 Metlife Capital Equipment Loan Trust,
             Series 97-A, Class A,
             6.85%, 5/20/08......................................     1,799,961

  Principal
   Amount                                                              Value

 ASSET-BACKED SECURITIES - CONTINUED
 $   532,018 Olympic Automobile Receivables Trust,





             Series 95-D, Class B,
             6.10%, 4/15/02......................................   $    535,921
             Premier Auto Trust:
   1,500,000 Series 95-3, Class CTFS,
             6.25%, 8/6/01.......................................      1,511,573
   2,265,000 Series 97-3, Class A5,
             6.34%, 1/6/02.......................................      2,320,979
   2,705,000 Series 98-2, Class A4,
             5.82%, 12/6/02......................................      2,763,631
   3,468,184 Prudential Securities Secured Financing Corp.,
             Series 94-4, Class A1,
             8.12%, 2/15/25......................................      3,699,252
   2,840,000 Sears Credit Account Master Trust,
             Series 95-3, Class A,
             7.00%, 10/15/04.....................................      2,931,040
   2,500,000 Southern Pacific Secured Assets Corp.,
             Series 98-1, Class A6,
             7.08%, 3/25/28......................................      2,667,946
             The Money Store Home Equity Trust:
     993,370 Series 92-B, Class A,
             6.90%, 7/15/07......................................      1,003,914
   2,367,000 Series 96-D, Class A9,
             7.00%, 4/15/28......................................      2,489,388
   1,500,000 Series 97-D, Class AF7,
             6.485%, 12/15/28....................................      1,549,067
   3,697,000 Toyota Auto Lease Trust,
             Series 97-A, Class A2,
             6.35%, 4/26/04......................................      3,849,372
     819,744 Union Acceptance Corp.,
             Series 96-A, Class A,
             5.40%, 4/7/03.......................................        821,068
   1,408,491 Western Financial Grantor Trust,
             Series 95-3, Class A2,
             6.05%, 11/1/00......................................      1,414,949
             WFS Financial Owner Trust:
   5,000,000 Series 97-D, Class A4,
             6.25%, 3/20/03......................................      5,114,500
   3,200,000 Series 98-A, Class A4,
             5.95%, 2/20/03......................................      3,291,984
                                                                    ------------
             Total Asset-Backed Securities
              (cost $83,887,042).................................     85,628,721
                                                                    ------------
 CORPORATE BONDS - 23.8%
             AUTOMOTIVE EQUIPMENT & MANUFACTURING - 0.8%
   5,000,000 Johnson Controls, Inc.,
             Sr. Notes,
             6.30%, 2/1/08.......................................      5,283,135
                                                                    ------------
             BANKS - 2.3%
      85,000 Banc One Corp.,
             Sr. Notes (Subord.),
             7.60%, 5/1/07.......................................         95,311
     682,000 Banca Commerziale Italiana,
             8.25%, 7/15/07......................................        790,487
             BB & T Corp.,
             Sr. Notes (Subord.):
   6,850,000 6.375%, 6/30/05.....................................      7,112,650
   1,000,000 7.05%, 5/23/03......................................      1,067,547

- ----------------------------------------------------------------------------
                                   Evergreen
                           Select Fixed Income Fund
- ----------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS (continued)
                               September 30, 1998

  Principal
   Amount                                                            Value

 CORPORATE BONDS - CONTINUED
             BANKS - CONTINUED
 $ 1,545,000 Bear Stearns Co.,
             Sr. Notes,
             6.65%, 12/1/04....................................   $  1,603,280
   2,120,000 NationsBank Corp.,
             Sr. Notes,
             5.75%, 3/15/01....................................      2,139,814
   1,970,000 Security Pacific Corp.,
             Sr. Notes (Subord.),
             11.50%, 11/15/00..................................      2,207,338
     899,000 Societe Generale New York,
             Sr. Notes (Subord.),
             7.40%, 6/1/06.....................................        966,555
                                                                  ------------
                                                                    15,982,982
                                                                  ------------
             BUILDING PRODUCTS - 0.2%
   1,545,000 CSR America, Inc.,
             Sr. Notes,
             6.875%, 7/21/05...................................      1,690,456
                                                                  ------------
             CABLE/OTHER VIDEO DISTRIBUTION - 0.5%
   1,288,000 Tele-Communications, Inc.,
             Sr. Notes,
             7.25%, 8/1/05.....................................      1,415,604
   1,690,000 Time Warner, Inc.,
             Sr. Notes,
             8.11%, 8/15/06....................................      1,954,767
                                                                  ------------
                                                                     3,370,371
                                                                  ------------
             DIVERSIFIED COMPANIES - 0.2%
   1,355,000 Philip Morris Co., Inc.,
             6.15%, 3/15/00....................................      1,373,211
                                                                  ------------
             FINANCE & INSURANCE - 15.3%
   7,000,000 Associated P&C Holdings, Inc.,
             Sr. Notes,
             6.75%, 7/15/03 (a)................................      7,176,540
             Associates Corp. of North America:
             Sr. Notes,
   5,000,000 6.00%, 6/15/00....................................      5,061,670
   1,890,000 6.75%, 7/15/01....................................      1,966,991
   2,000,000 Chase Manhattan Corp.,
             Sr. Notes (Subord.),
             8.00%, 5/15/04....................................      2,025,180
   3,720,000 CIT Group Holdings, Inc.,
             Sr. Notes,
             6.375%, 8/1/02....................................      3,853,760





   2,000,000 Commercial Credit Co.,
             Sr. Notes,
             6.75%, 5/15/00....................................      2,046,152
   1,600,000 Duke Capital Corp.,
             Sr. Notes, Series A,
             6.25%, 7/15/05....................................      1,652,637
             First Chicago Corp.:
   3,000,000 MTN, Sr. Notes (Subord.),
             9.20%, 12/17/01...................................      3,342,285
   7,725,000 Sr. Notes (Subord.),
             9.00%, 6/15/99....................................      7,907,094
   8,750,000 First Security Corp.,
             MTN,
             6.08%, 2/9/01.....................................      8,869,945

  Principal
   Amount                                                              Value

 CORPORATE BONDS - CONTINUED
             FINANCE & INSURANCE - CONTINUED
 $ 3,567,000 General Motors Acceptance Corp.,
             Sr. Notes,
             5.875%, 1/22/03.....................................   $  3,638,319
   2,250,000 Horace Mann Educators Corp.,
             Sr. Notes,
             6.625%, 1/15/06.....................................      2,384,447
   3,620,000 Household Finance Corp. MTN,
             Sr. Notes,
             6.00%, 5/8/00.......................................      3,646,433
             Lehman Brothers Holdings:
   5,000,000 Sr. Notes,
             6.625%, 11/15/00....................................      4,987,625
      75,000 Sr. Notes, MTN,
             6.71%, 10/12/99.....................................         74,926
             Lehman Brothers, Inc.:
   3,500,000 MTN, Sr. Notes (Subord.),
             6.84%, 10/7/99......................................      3,500,889
   2,640,000 Sr. Notes (Subord.),
             7.25%, 4/15/03......................................      2,695,730
   1,695,000 Loews Corp.,
             Sr. Notes,
             6.75%, 12/15/06.....................................      1,825,740
   1,289,000 Macsaver Financial Services, Inc.,
             Sr. Notes,
             7.60%, 8/1/07.......................................        889,971
   2,350,000 Merrill Lynch & Co.,
             6.00%, 2/12/03......................................      2,403,079
             Metropolitan Life Insurance Co.:
             Sr. Notes,
   5,000,000 6.30%, 11/1/03 (a)..................................      5,071,015
   5,000,000 7.00%, 11/1/05 (a)..................................      5,379,735
   3,210,000 Morgan Stanley Dean Witter, MTN,
             Sr. Notes,
             5.89%, 3/20/00......................................      3,232,425
   1,020,000 NCNB Corp.,
             Sr. Notes (Subord.),
             9.125%, 10/15/01....................................      1,131,568
   1,665,000 Paine Webber Group, Inc.,
             Sr. Notes,
             6.50%, 11/1/05......................................      1,701,603
   2,405,000 Salomon Smith Barney, Inc.,





             Sr. Notes,
             6.25%, 1/15/05......................................      2,454,846
   3,000,000 SFFED Corp.
             Sr. Debs.,
             11.20%, 9/1/04 (a)..................................      3,603,750
   5,000,000 Swiss Bank Corp. New York,
             Sr. Notes (Subord.),
             6.75%, 7/15/05......................................      5,336,705
   5,000,000 Traveler's Group, Inc.,
             Sr. Notes,
             6.125%, 6/15/00.....................................      5,076,530
   1,000,000 U.S. Life Corp.,
             Sr. Notes,
             6.375%, 6/15/00.....................................      1,018,984
                                                                    ------------
                                                                     103,956,574
                                                                    ------------

- ----------------------------------------------------------------------------
                                   Evergreen
                           Select Fixed Income Fund
- ----------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS (continued)
                               September 30, 1998

  Principal
   Amount                                                            Value

 CORPORATE BONDS - CONTINUED
             FOOD & BEVERAGE PRODUCTS - 0.3%
 $ 1,800,000 Nabisco, Inc.,
             Sr. Notes,
             6.00%, 2/15/01....................................   $  1,819,530
                                                                  ------------
             HEALTHCARE PRODUCTS & SERVICES - 1.0%
   7,175,000 Columbia/HCA Healthcare Corp.,
              MTN,
             6.875%, 7/15/01...................................      7,060,760
                                                                  ------------
             INDUSTRIAL SPECIALTY PRODUCTS & SERVICES - 0.2%
   1,000,000 Harcourt General, Inc.,
             Sr. Notes,
             8.25%, 6/1/02.....................................      1,067,462
                                                                  ------------
             OFFICE EQUIPMENT & SUPPLIES - 0.6%
   4,143,631 Xerox Rental Equipment Trust,
             6.20%, 12/26/05 (a)...............................      4,196,980
                                                                  ------------
             OIL/ENERGY - 0.9%
     423,000 Commonwealth Edison Co.,
             MTN,
             9.05%, 10/15/99...................................        436,902
   3,675,000 Pacific Gas,
             Sr. Notes,
             7.10%, 6/1/05.....................................      4,036,480
   1,410,000 USX Corp.,





             Sr. Debs.,
             9.625%, 8/15/03...................................      1,652,381
                                                                  ------------
                                                                     6,125,763
                                                                  ------------
             REAL ESTATE - 0.2%
   1,250,000 EOP Operating LP,
             Sr. Notes,
             6.376%, 2/15/12...................................      1,277,703
                                                                  ------------
             RETAILING & WHOLESALE - 0.3%
   1,585,000 Gap Inc.,
             Sr. Notes,
             6.90%, 9/15/07....................................      1,749,074
                                                                  ------------
             TELECOMMUNICATION SERVICES & EQUIPMENT - 0.3%
   2,000,000 MCI Worldcom Inc.,
             Sr. Notes,
             6.125%, 8/15/01...................................      2,054,534
                                                                  ------------
             TRANSPORTATION - 0.5%
   2,968,597 Continental Airlines, Inc.,
             Series 971B,
             7.461%, 4/1/13....................................      3,289,725
                                                                  ------------
             UTILITIES - 0.2%
   1,200,000 Pennsylvania Power & Light Co.,
             7.75%, 5/1/02.....................................      1,296,463
                                                                  ------------
             Total Corporate Bonds
             (cost $156,269,582)...............................    161,594,723
                                                                  ------------
 COLLATERALIZED MORTGAGE OBLIGATIONS - 12.5%
   5,350,000 Carco Auto Loan Master Trust,
             Series 97-1, Class A,
             6.689%, 8/15/04...................................      5,525,595
   1,089,284 Citicorp Mortgage Securities, Inc.,
             7.25%, 2/25/27....................................      1,095,302
   5,000,000 CS First Boston Mortgage Securities Corp.,
             Series 1998-C1, Class A1B,
             6.48%, 5/17/08....................................      5,240,875

  Principal
   Amount                                                              Value

 COLLATERALIZED MORTGAGE OBLIGATIONS - CONTINUED
             CWMBS, Inc.:
 $   775,916 Series 97-A1, Class A1,
             7.00%, 3/25/27......................................   $    782,864
   1,720,000 Series 97-A3, Class A10,
             7.25%, 5/25/27......................................      1,736,134
   2,250,000 DLJ Mortgage Acceptance Corp.,
             Series 93-MF7, Class A2,
             7.95%, 6/18/03......................................      2,480,321
             Federal Home Loan Mortgage Corp.:
   4,160,314 Series 1342, Class F,
             7.40%, 10/15/05.....................................      4,189,332
   1,675,000 Series 1519, Class F,
             6.75%, 3/15/07......................................      1,729,920
   8,048,668 Series 1991, Class PA,
             6.00%, 3/15/14......................................      8,096,759





   5,183,532 Series B-02, Class 1,
             5.75%, 10/15/16.....................................      5,200,767
             Federal Home Loan Mortgage Corp. PC Gtd.:
   4,640,444 Series 12, Class A,
             9.25%, 11/15/19.....................................      4,889,644
   1,151,584 Series 1608, Class FN,
             6.325%, 11/15/23....................................      1,151,228
   1,051,577 Series 1935, Class FL,
             6.325%, 2/15/27.....................................      1,053,566
             Federal National Mortgage Assoc.:
     756,496 Series 91-61, Class G,
             7.00%, 9/25/20......................................        759,715
     690,634 Series 97-16, Class F,
             6.488%, 11/18/18....................................        691,770
   5,750,000 Series 98-W8, Class A4,
             6.02%, 9/25/28......................................      5,789,675
             GE Capital Mortgage Services, Inc.:
   4,667,980 Series 94-10, Class A14,
             6.50%, 3/25/24......................................      4,654,233
   1,019,706 Series 97-3, Class A4,
             7.50%, 4/25/27......................................      1,023,393
   5,000,000 Iroquois Trust,
             Series 97-3, Class A,
             6.68%, 11/10/03 (a) ................................      5,168,875
   3,000,000 Nationslink Funding Corp.,
             Series 98-1, Class D,
             6.803%, 1/20/08.....................................      3,101,730
             Potomac Gurnee Finance Corp.:
   2,438,861 Series 1, Class A,
             6.887%, 12/21/26 (a) ...............................      2,658,321
   2,000,000 Series 1, Class B,
             7.003%, 12/21/26 (a) ...............................      2,183,390
   4,788,537 Prudential Home Mortgage Securities,
             Series 93-39, Class A8,
             6.50%, 10/25/08.....................................      4,847,317
   3,488,871 Saxon Mortgage Securities Corp.,
             Series 93-8A, Class 1A2,
             7.375%, 9/25/23.....................................      3,529,264
   7,000,000 Structured Asset Securities Corp.,
             Series 96-CFL, Class C,
             6.525%, 2/25/28.....................................      7,163,485
                                                                    ------------
             Total Collateralized Mortgage Obligations
             (cost $82,980,870)..................................     84,743,475
                                                                    ------------

- ----------------------------------------------------------------------------
                                   Evergreen
                           Select Fixed Income Fund
- ----------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS (continued)
                               September 30, 1998

  Principal
   Amount                                                             Value






 MORTGAGE-BACKED SECURITIES - 2.3%
             Federal Home Loan Mortgage Corp.:
 $ 1,383,640 Pool #G40281,
             6.50%, 7/1/04......................................   $  1,406,747
   2,744,657 Pool #G50352,
             7.00%, 1/1/00......................................      2,765,270
     345,891 Pool #L73490,
             6.00%, 12/1/00.....................................        348,128
     154,138 Pool #L90152,
             8.00%, 2/1/00......................................        159,562
     113,239 Pool #L90164,
             8.00%, 4/1/00......................................        117,224
             Federal National Mortgage Assoc.:
   6,227,030 Pool #100131,
             11.00%, 2/15/25....................................      7,213,625
   1,119,512 Pool #303460,
             6.50%, 8/1/10......................................      1,144,679
     822,317 Pool #327118,
             6.50%, 10/1/10.....................................        840,062
     100,680 Pool #61688,
             6.13%, 6/1/17......................................        101,735
             Government National Mortgage Assoc.:
     607,761 Pool #247052,
             9.20%, 4/15/18.....................................        661,438
     280,320 Pool #255658,
             9.20%, 8/15/18.....................................        305,078
     580,753 Pool #256980,
             9.20%, 9/15/18.....................................        632,045
                                                                   ------------
             Total Mortgage-Backed Securities (cost
              $15,336,920)......................................     15,695,593
                                                                   ------------
 U.S. TREASURY NOTES - 27.2%
             U.S. Treasury Notes:
   4,000,000 5.375%, 2/15/01....................................      4,091,252
  18,487,000 5.625%, 10/31/99-5/15/08...........................     19,319,477
   8,930,000 5.75%, 4/30/03.....................................      9,454,646
   3,493,000 5.875%, 7/31/99....................................      3,527,934
   3,700,000 6.00%, 10/15/99....................................      3,753,191
  34,470,000 6.125%, 8/15/07....................................     38,606,434
   5,180,000 6.25%, 2/15/03-2/15/07.............................      5,813,871
  21,500,000 6.50%, 10/15/06....................................     24,429,397
  21,700,000 6.625%, 4/30/02-5/15/07............................     24,993,522
   7,220,000 7.00%, 7/15/06.....................................      8,415,820
   5,695,000 7.25%, 5/15/04-8/15/04.............................      6,524,448
   4,150,000 7.75%, 12/31/99....................................      4,308,223
  12,000,000 7.875%, 11/15/04...................................     14,231,256
   3,480,000 8.00%, 5/15/01.....................................      3,786,679
  13,355,000 8.875%, 2/15/99....................................     13,563,685
                                                                   ------------
             Total U.S. Treasury Notes (cost $171,060,215)......    184,819,835
                                                                   ------------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS - 11.7%
      47,877 Federal Farm Credit Bank, Consolidated Systems,
             6.38%, 2/25/02.....................................         47,944

  Principal
   Amount                                                              Value

 U.S. GOVERNMENT & AGENCY OBLIGATIONS - CONTINUED





             Federal Housing Administration:
 $ 7,218,327 Insured,
             7.43%, 9/1/23.......................................   $  7,398,786
  10,008,741 Putable Project Loans,
             7.43%, 1/1/24.......................................     11,139,078
             Federal Home Loan Bank:
   6,500,000 Series 1T03,
             6.025%, 5/12/03.....................................      6,526,000
   5,000,000 Series CK08,
             5.905%, 3/27/08.....................................      5,344,085
   3,720,000 Series GJ08,
             5.89%, 6/30/08......................................      3,975,315
   1,810,000 Series H400,
             6.10%, 10/12/00.....................................      1,834,067
   5,000,000 Series IQ08,
             6.07%, 8/28/08......................................      5,190,790
   4,000,000 Series KP07,
             6.54%, 12/12/07.....................................      4,176,400
   3,700,000 Series NR05,
             6.23%, 5/18/05......................................      3,729,970
   5,000,000 Series YU03,
             6.043%, 4/28/03.....................................      5,024,000
  10,000,000 Sr. Notes, Series AT04,
             7.70%, 9/20/04......................................     11,514,180
   2,000,000 Sr. Notes, Series TT00,
             5.37%, 11/3/00......................................      2,000,558
             Federal Home Loan Mortgage Corp.:
   2,250,000 Sr. Debs.,
             6.51%, 1/8/07.......................................      2,481,964
   3,000,000 7.55%, 4/26/06......................................      3,036,321
   1,825,000 Sr. Notes,
             6.97%, 6/16/05......................................      1,893,289
             Federal National Mortgage Assoc.:
     550,000 Sr. Notes,
             8.70%, 6/10/99......................................        564,207
   2,000,000 Sr. Notes, MTN,
             6.17%, 12/30/03.....................................      2,006,868
   1,000,000 6.44%, 6/21/05......................................      1,087,538
                                                                    ------------
             Total U.S. Government & Agency Obligations
              (cost $74,471,177).................................     78,971,360
                                                                    ------------
 YANKEE OBLIGATIONS - 6.6%
   1,625,000 Amoco Argentina Oil Co., MTN,
             6.75%, 2/1/07.......................................      1,796,715
   1,510,000 Barrick Gold Corp.,
             7.50%, 5/1/07.......................................      1,678,037
   1,420,000 BCH Cayman Islands Ltd.,
             7.70%, 7/15/06......................................      1,536,031
   1,500,000 FBG Finance Ltd,
             Sr. Notes,
             6.75%, 11/15/05 (a) ................................      1,535,490
             Hydro Quebec, MTN:
  10,000,000 7.45%, 12/11/98.....................................     10,037,650
   1,000,000 7.52%, 7/17/03......................................      1,097,904
   5,000,000 7.25%, 5/15/06......................................      3,816,585

- ----------------------------------------------------------------------------
                                   Evergreen
                           Select Fixed Income Fund

- ----------------------------------------------------------------------------

                               September 30, 1998

                  See Combined Notes to Financial Statements.

  Principal
   Amount                                                              Value

 YANKEE      OBLIGATIONS - CONTINUED Korea Development Bank:
 $ 5,000,000 7.375%, 9/17/04.....................................   $  3,827,735
  14,865,000 National Bank of Canada,
             Sr. Notes (Subord.), Series B,
             8.125%, 8/15/04.....................................     17,019,667
   2,500,000 Ras Laffan Liquefied Natural Gas,
             7.628%, 9/15/06 (a) ................................      2,040,153
                                                                    ------------
             Total Yankee Obligations (cost $45,175,588).........     44,385,967
                                                                    ------------

  Principal
   Amount                                                              Value

 REPURCHASE AGREEMENT - 3.0%
 $20,509,163 Dresdner Bank AG,
             5.00%, dated 9/30/98, due 10/1/98 cost $20,509,163
             maturity value, $20,512,011 (b)......................  $ 20,509,163
                                                                    ------------

             TOTAL INVESTMENTS -
              (COST $649,690,557).........................    99.7%  676,348,837
             OTHER ASSETS AND
              LIABILITIES - NET...........................     0.3     2,366,491
                                                             -----  ------------
             NET ASSETS - ................................   100.0% $678,715,328
                                                             =====  ============

(a) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(b) Repurchase agreement is collateralized by $19,160,000 U.S. Treasury Notes, 5.625% due 12/31/99 and $1,210,000 U.S. Treasury Notes, 5.375% due 6/30/03
    with an aggregate value, including accrued interest, of $20,924,074.

SUMMARY OF ABBREVIATIONS:
MTN  Medium Term Note

- ----------------------------------------------------------------------------
                                   Evergreen

                            Select Income Plus Fund
- ----------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS
                               September 30, 1998

 Principal
   Amount                                                            Value

 ASSET-BACKED SECURITIES - 3.2%
 $1,855,000 BankBoston Recreational Vehicle Asset-Backed
             Trust, Series 1997-1, Class A8,
             6.54%, 5/15/09..................................    $ 1,916,636
  1,815,000 Case Equipment Loan Trust, Series 1997-B, Class
             A4, 6.41%, 9/15/04..............................      1,868,933
  2,078,011 Corestates Home Equity Trust,
             Series 1993-2, Class A,
             5.10%, 3/15/09..................................      2,069,024
  4,996,363 Empire Funding Home Loan Owner Trust,
             Series 1998-1, Class A4,
             6.64%, 12/25/12.................................      5,150,200
            First Plus Home Loan Trust:
  2,200,000  6.82%, 4/10/23..................................      2,258,883
  2,755,000  6.86%, 10/10/13.................................      2,840,933
  6,862,653 Harley-Davidson Eaglemark
             Motorcycle Trust,
             Series 1997-3, Class A1,
             5.98%, 12/15/01.................................      6,920,676
  4,500,000 Harley-Davidson Eaglemark
             Ownership Trust,
             Series 1996-3, Class A2,
             6.35%, 10/15/02 (a).............................      4,519,688
  1,214,963 Heller Equipment Asset
             Receivables Trust,
             Series 1997-1, Class A2,
             6.39%, 5/25/05..................................      1,228,528
  4,000,000 HUBCO Inc.,
             Capital Trust II, Special Purpose,
             7.65%, 6/15/28 (a)..............................      4,140,760
            MBNA Master Credit Card Trust:
  1,480,000  5.74%, 2/15/06..................................      1,479,874
  1,490,000  5.70%, 8/15/05..................................      1,488,339
  1,800,000 Metlife Capital Equipment Loan Trust,
             Series 1997-A, Class A,
             6.85%, 5/20/08..................................      1,905,841
  1,735,000 The Money Store Home Equity Trust,
             Series 1997-D, Class AF7,
             6.485%, 12/15/28................................      1,791,754
  2,135,000 The Money Store Residential Trust,
             Series 1997-I, Class A3,
             6.68%, 8/15/12..................................      2,214,671
  2,156,409 Xerox Rental Equipment Trust,
             Series 1996-A,
             6.20%, 12/26/05 (a).............................      2,184,173
                                                                 -----------
            Total Asset-Backed
             Securities
             (cost $43,054,162)..............................     43,978,913
                                                                 -----------
 CORPORATE BONDS - 29.7%
            BANKS - 4.3%





    973,000 Banca Commerziale Italiana,
            8.25%, 7/15/07...................................      1,127,777
  1,540,000 BankBoston, N.A.,
            7.00%, 9/15/07...................................      1,656,635
  4,906,000 Bankers Trust New York Corp.,
            7.25%, 10/15/11..................................      5,062,766
  5,000,000 Banq Paribas, New York,
            6.95%, 7/22/13...................................      4,886,100

 Principal
   Amount                                                            Value

 CORPORATE BONDS - CONTINUED
            BANKS - CONTINUED
 $7,500,000 Comerica, Inc.,
            7.125%, 12/1/13...................................    $ 7,648,523
  5,000,000 Fleet Financial Group Inc.,
            7.625%, 12/1/99...................................      5,122,320
  1,150,000 FNBC Inc.,
             Pass-Thru Certificates,
             Series 1993-A,
            8.08%, 1/5/18.....................................      1,367,933
    144,000 Irving Bank Corp.,
            8.50%, 6/1/02.....................................        144,148
  1,685,000 KeyCorp,
            7.50%, 6/15/06....................................      1,874,667
  7,000,000 Mellon Capital I,
             Series A,
            7.72%, 12/1/26....................................      7,313,740
  1,600,000 Midlantic Corp.,
            9.25%, 9/1/99.....................................      1,651,107
  5,000,000 NCNB Texas National Bank of Dallas,
            9.50%, 6/1/04.....................................      5,999,150
 11,000,000 PNC Inc., Institutional Capital Trust B, Special
             Purpose,
            8.315%, 5/15/27 (a)...............................     12,302,631
  3,000,000 SFFED Corp.,
            11.20%, 9/1/04 (a)................................      3,603,750
                                                                  -----------
                                                                   59,761,247
                                                                  -----------
            ELECTRICAL EQUIPMENT & SERVICES - 0.4%
  5,000,000 Texas Instruments Inc.,
            6.125%, 2/1/06....................................      5,274,240
                                                                  -----------
            ENVIRONMENTAL SERVICES - 0.3%
  4,000,000 United States Filter Corp.,
            6.50%, 5/15/03....................................      4,031,240
                                                                  -----------
            FINANCE & INSURANCE - 8.7%
  5,000,000 Associates Corp., N.A.,
            8.55%, 7/15/09....................................      6,076,305
 10,500,000 Continental Corp.,
            8.375%, 8/15/12...................................     12,424,513
  3,000,000 ERP Operating Limited Partnership,
            6.63%, 4/13/15....................................      3,039,444
  1,490,000 Fleet Financial Group Inc.,
            6.875%, 1/15/28...................................      1,505,246
  1,322,061 GE Capital Mortgage Services Inc.,
            7.50%, 4/25/27....................................      1,326,841
  5,000,000 Geico Corp.,





            7.50%, 4/15/05....................................      5,602,945
 26,500,000 General Electric Capital Corp.,
            6.29%, 12/15/01...................................     27,384,835
  1,000,000 General Motors Acceptance Corp.,
            9.625%, 5/15/00...................................      1,065,609
  2,250,000 Goldman Sachs Group, L.P.,
            6.375%, 6/15/00 (a)...............................      2,272,880
            Lehman Brothers Holdings Inc.:
  5,000,000 6.00%, 2/26/01....................................      4,914,660
  1,250,000 7.38%, 5/15/04....................................      1,268,718
 10,000,000 Liberty Mutual Insurance Co.,
            8.20%, 5/4/07 (a).................................     11,603,630
  1,655,000 Mellon Capital II,
             Series B,
            7.995%, 1/15/27...................................      1,764,561

- ----------------------------------------------------------------------------
                                   Evergreen
                            Select Income Plus Fund
- ----------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS (continued)
                               September 30, 1998

  Principal
   Amount                                                             Value

 CORPORATE BONDS - CONTINUED
             FINANCE & INSURANCE -  CONTINUED $ 3,000,000  Merrill  Lynch & Co.,
 Inc.,
             8.40%, 11/1/19....................................    $  3,427,878
   3,125,000 Morgan Stanley Dean Witter Inc.,
             5.89%, 3/20/00....................................       3,146,831
   5,000,000 Paine Webber Group Inc.,
             6.50%, 11/1/05....................................       5,109,920
  10,000,000 Travelers Capital II,
             7.75%, 12/1/36....................................      10,548,120
   5,000,000 United States West Capital Funding Inc.,
             6.375%, 7/15/08...................................       5,261,605
     750,000 Wesco Financial Corp.,
             8.875%, 11/1/99...................................         776,977
  10,000,000 Western Investment Real Estate Trust,
             7.30%, 9/15/10....................................      10,579,700
                                                                   ------------
                                                                    119,101,218
                                                                   ------------
             FOOD & BEVERAGE PRODUCTS - 0.5%
   7,000,000 Coca Cola Enterprises Inc.,
             7.875%, 2/1/02....................................       7,602,063
                                                                   ------------
             GAMING - 0.3%
   4,000,000 Circus Circus Enterprises Inc.,
             7.625%, 7/15/13...................................       3,733,280
                                                                   ------------
             INDUSTRIAL SPECIALTY PRODUCTS & SERVICES - 4.3%
   3,000,000 Baxter International, Inc.,
             9.25%, 12/15/99...................................       3,138,888





   1,132,000 Belo (A.H.) Corp.,
             6.875%, 6/1/02....................................       1,184,303
   4,500,000 Freeport McMoran Resource Partners,
             7.00%, 2/15/08....................................       4,347,081
  10,000,000 Jet Equipment Trust,
              Series A10,
             9.41%, 6/15/10 (a)................................      12,430,580
             Loews Corp.:
   1,810,000 6.75%, 12/15/06...................................       1,949,611
  10,000,000 7.00%, 10/15/23...................................      10,273,520
   5,000,000 Owens-Corning Inc.,
             7.50%, 5/1/05.....................................       5,304,475
   1,390,000 Philip Morris Companies Inc.,
             6.15%, 3/15/00....................................       1,408,682
   1,385,000 Tele-Communications, Inc.,
             7.25%, 8/1/05.....................................       1,522,213
             Time Warner, Inc.:
   4,000,000 6.88%, 6/15/18....................................       4,132,760
   1,915,000 8.11%, 8/15/06....................................       2,215,017
   9,277,592 Topaz Ltd.,
              Series 1997-1,
             6.92%, 3/10/07 (a)................................       9,954,021
   1,124,000 Weyerhaeuser Co.,
             6.95%, 8/1/17.....................................       1,140,408
                                                                   ------------
                                                                     59,001,559
                                                                   ------------
             LEISURE & TOURISM - 0.8%
  10,500,000 Brunswick Corp.,
             6.75%, 12/15/06...................................      11,157,898
                                                                   ------------

  Principal
   Amount                                                             Value

 CORPORATE BONDS - CONTINUED
             MACHINERY - DIVERSIFIED - 0.5%
 $ 5,000,000 Deere & Co.,
             8.95%, 6/15/19....................................    $ 6,295,085
                                                                   -----------
             OIL/ENERGY - 2.4%
   6,500,000 Atlantic Richfield Co.,
             9.00%, 4/1/21.....................................      8,782,085
   1,656,000 Lasmo (USA) Inc.,
              Special Purpose,
             6.75%, 12/15/07...................................      1,637,329
   2,500,000 Suburban Propane Partners, L.P.,
             7.54%, 6/30/11....................................      2,660,250
   6,000,000 Transocean Offshore Inc.,
             7.45%, 4/15/27....................................      6,969,630
  12,000,000 Union Pacific Resources Group Inc.,
             7.50%, 10/15/26...................................     13,644,972
                                                                   -----------
                                                                    33,694,266
                                                                   -----------
             PAPER & PACKAGING - 0.7%
   8,000,000 Westvaco Corp.,
             7.75%, 2/15/23....................................      9,005,680
                                                                   -----------
             RETAILING & WHOLESALE - 0.7%
     500,000 Dayton Hudson Corp.,





             9.75%, 11/1/98....................................        501,426
   1,685,000 Gap Inc.,
             6.90%, 9/15/07....................................      1,859,426
   9,870,000 Macsaver Financial Services Inc.,
             7.60%, 8/1/07.....................................      6,814,593
                                                                   -----------
                                                                     9,175,445
                                                                   -----------
             TELECOMMUNICATION  SERVICES & EQUIPMENT - 2.0% 3,279,916  Bellsouth
   Savings & Employee Stock Option Trust,
              Debentures, Series A,
             9.125%, 7/1/03....................................      3,640,281
             GTE Corp.:
   7,500,000 6.36%, 4/15/06....................................      7,956,502
   5,000,000 9.38%, 12/1/00....................................      5,439,495
  10,500,000 LCI International Inc.,
             7.25%, 6/15/07....................................     10,956,299
                                                                   -----------
                                                                    27,992,577
                                                                   -----------
             TRANSPORTATION - 1.6%
   2,000,000 Consolidated Rail Corp.,
             9.75%, 6/1/00.....................................      2,133,394
   1,472,300 Continental Airlines Inc.,
              Pass-Thru Certificates,
              Series 1997-CI,
             7.42%, 4/1/07.....................................      1,576,841
  10,000,000 Norfolk Southern Corp.,
             7.70%, 5/15/17....................................     11,391,190
   2,925,731 Southwest Airlines Co.,
             7.67%, 1/2/14.....................................      3,345,529
   3,819,000 Union Pacific Corp.,
             6.125%, 1/15/04...................................      3,849,674
                                                                   -----------
                                                                    22,296,628
                                                                   -----------
             UTILITIES - ELECTRIC - 2.2%
   3,000,000 Carolina Power & Light Co.,
             8.625%, 9/15/21...................................      3,897,909

- ----------------------------------------------------------------------------
                                   Evergreen
                            Select Income Plus Fund
- ----------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS (continued)
                               September 30, 1998

  Principal
   Amount                                                             Value

 CORPORATE BONDS - CONTINUED
             UTILITIES  -  ELECTRIC  -  CONTINUED  Pennsylvania  Power  &  Light
             Resources Inc.:
 $ 8,500,000 7.38%, 3/1/14.....................................    $  9,540,204
  15,000,000 7.75%, 5/1/02.....................................      16,205,790
   1,000,000 Virginia Electric & Power Co.,





             9.30%, 6/9/99.....................................       1,026,780
                                                                   ------------
                                                                     30,670,683
                                                                   ------------
             Total Corporate Bonds
              (cost $381,271,892)..............................     408,793,109
                                                                   ------------
 MORTGAGE-BACKED SECURITIES - 3.1%
             Federal Home Loan Mortgage Corp.:
   1,380,981 5.60%, 2/15/13....................................       1,380,828
   3,500,000 5.85%, 1/25/19....................................       3,537,623
   1,132,712 6.00%, 8/1/99.....................................       1,136,892
   5,000,000 6.24%, 10/6/04....................................       5,382,600
   5,776,529 6.50%, 4/15/18....................................       5,866,259
   2,899,578 6.50%, 11/1/99....................................       2,918,774
   2,000,000 6.52%, 8/25/00....................................       2,066,798
   2,000,000 6.75%, 5/30/06....................................       2,226,086
   6,579,892 7.50%, 5/1/09 - 10/1/10...........................       6,788,852
   2,169,205 8.00%, 7/1/25.....................................       2,242,698
   7,724,000 Federal National Mortgage Assoc.,
             7.75%, 9/25/22....................................       8,303,321
                                                                   ------------
             Total Mortgage-Backed Securities
              (cost $40,311,945)...............................      41,850,731
                                                                   ------------
 COLLATERALIZED MORTGAGE OBLIGATIONS -  2.9%
   1,510,000 Carco Auto Loan Master Trust,
              Series 1997-1, Class A,
             6.689%, 8/15/04...................................       1,559,560
   1,256,623 Citicorp Mortgage Securities Inc.,
              Series 1997-1, Class A2,
             7.25%, 2/25/27....................................       1,263,566
   2,334,573 Collateralized Mortgage
              Obligation Trust,
              Series 22, Class Y,
             7.95%, 5/1/17.....................................       2,360,498
      62,918 Drexel Burnham Lambert,
              Collateralized Mortgage
              Obligation Trust,
              Series H, Class 3,
             8.50%, 7/1/14.....................................          63,031
   2,285,000 Federal Home Loan Mortgage Corp.,
              Series 1519, Class F,
             6.75%, 3/15/07....................................       2,359,920
   5,000,000 Paine Webber Mortgage Acceptance Corp.,
              Series 1996-M1, Class E,
             7.655%, 1/2/12....................................       5,343,945
             Potomac Gurnee Finance Corp.:
  16,584,251 6.89%, 12/21/26...................................      18,076,585
   5,250,000 7.22%, 12/21/26...................................       5,635,429

 Principal
   Amount                                                            Value

 COLLATERALIZED MORTGAGE OBLIGATIONS - CONTINUED
            Residential Asset Securitization Trust:
 $  894,400 7.00%, 3/25/27.....................................    $    902,409
  1,765,000 7.25%, 5/25/27.....................................       1,781,556
                                                                   ------------
            Total Collateralized Mortgage Obligations (cost
             $37,054,321)......................................      39,346,499





                                                                   ------------
 MUNICIPAL  BONDS - TAXABLE - 1.1% Baltimore, MD, General Obligation:
    370,000 7.45%, 10/15/09....................................         430,628
    395,000 7.50%, 10/15/10....................................         460,159
    420,000 7.60%, 10/15/11....................................         489,775
    450,000 7.70%, 10/15/12....................................         526,059
            Mississippi State, General Obligation:
  3,095,000 7.00%, 9/1/10......................................       3,416,787
  3,195,000 7.05%, 9/1/12......................................       3,511,657
  6,000,000 Virginia State Housing Development Authority,
            7.50%, 5/1/11......................................       6,779,940
                                                                   ------------
            Total Municipal Bonds - Taxable
             (cost $13,806,365)................................      15,615,005
                                                                   ------------
 FEDERAL    AGENCY BONDS - 18.1% Federal Farm Credit Bank:
  2,000,000 5.75%, 2/9/05......................................       2,099,972
  5,000,000 5.80%, 10/10/00....................................       5,113,705
  7,000,000 6.37%, 10/30/07....................................       7,702,730
  2,000,000 7.60%, 7/24/06.....................................       2,339,606
            Federal Home Loan Bank:
  2,000,000 5.50%, 1/21/03.....................................       2,062,816
 10,000,000 5.62%, 1/27/03.....................................      10,359,010
 10,000,000 5.75%, 4/30/01.....................................      10,268,020
  5,000,000 5.89%, 6/30/08.....................................       5,343,165
  5,000,000 6.19%, 5/6/08......................................       5,452,185
  5,000,000 6.50%, 11/29/05....................................       5,458,430
  1,000,000 9.25%, 11/25/98....................................       1,006,201
  1,400,000 9.30%, 1/25/99.....................................       1,418,848
  1,177,499 Federal Housing Administration,
             Putable Project Loans,
            7.43%, 1/1/24......................................       1,310,480
            Federal National Mortgage Association
  5,000,000 5.50%, 2/2/01......................................       5,092,855
  5,000,000 5.78%, 10/10/00....................................       5,106,045
  5,000,000 6.00%, 11/4/02.....................................       5,245,260
 10,000,000 6.21%, 11/7/07.....................................      10,896,980
  2,000,000 6.29%, 2/11/02.....................................       2,100,348
  5,000,000 6.38%, 1/16/02.....................................       5,262,200
 10,000,000 6.48%, 6/28/04 - 8/27/07...........................      10,966,950
  5,280,774 6.50%, 8/1/10 - 9/1/10 ............................       5,396,977
  5,000,000 6.63%, 6/20/05.....................................       5,491,720
 10,000,000 6.71%, 5/21/03.....................................      10,819,240
  5,000,000 6.82%, 8/23/05.....................................       5,547,570
  2,982,056 7.00%, 11/1/26.....................................       3,071,727
  1,842,661 7.50%, 6/1/11......................................       1,902,197
 14,580,069 7.50%, 6/1/02 - 8/1/25 ............................      14,947,107

- ----------------------------------------------------------------------------
                                   Evergreen
                            Select Income Plus Fund
- ----------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS (continued)
                               September 30, 1998






  Principal
   Amount                                                             Value

 FEDERAL AGENCY BONDS - CONTINUED
             Federal National Mortgage
              Association - continued
 $ 1,000,000 8.35%, 11/10/99...................................    $  1,038,086
   2,500,000 8.70%, 6/10/99....................................       2,564,578
   1,620,000 Federal National Mortgage Association, REMIC,
             6.50%, 3/25/19....................................       1,654,656
             Financial Assistance Corp.:
  17,500,000 8.80%, 6/10/05....................................      21,371,123
   5,000,000 9.38%, 7/21/03....................................       5,974,850
             Government National Mortgage Association:
   3,964,102 6.00%, 4/15/11....................................       4,026,932
  11,365,804 6.50%, 2/15/09 - 5/15/28..........................      11,642,646
   5,252,651 7.00%, 2/15/11 - 6/15/26..........................       5,432,133
   5,970,922 7.50%, 12/15/25 - 6/15/27.........................       6,197,282
   1,398,633 8.00%, 12/15/26...................................       1,464,705
     637,824 8.50%, 7/15/21....................................         675,097
   3,484,674 9.00%, 1/15/20 - 10/15/21.........................       3,731,903
   1,700,285 9.50%, 12/15/20...................................       1,843,551
             North Carolina, Housing Finance Agency
   1,780,000 6.72%, 3/1/03 - 9/1/03............................       1,880,747
             Private Export Funding Corp.:
   5,000,000 6.90%, 1/31/03....................................       5,428,905
  10,000,000 7.30%, 1/31/02....................................      10,818,700
   2,000,000 7.90%, 3/31/00....................................       2,091,048
   5,000,000 9.45%, 12/31/99...................................       5,280,515
   3,500,000 Tennessee Valley Authority,
             8.375%, 10/1/99...................................       3,620,113
                                                                   ------------
                                                                    248,519,914
                                                                   ------------
             Total Federal Agency Bonds
              (cost $235,082,405)..............................     248,519,914
                                                                   ------------
 U.S. TREASURY OBLIGATIONS - 25.6%
             U.S. Treasury Bonds:
  25,000,000 7.50%, 11/15/16...................................      31,882,825
  15,000,000 7.875%, 2/15/21...................................      20,278,140
  25,000,000 8.00%, 11/15/21...................................      34,375,025
  15,000,000 8.75%, 5/15/20....................................      21,909,390
  15,000,000 9.00%, 11/15/18...................................      22,153,140
  25,000,000 9.25%, 2/15/16....................................      36,859,400
  15,000,000 11.25%, 2/15/15...................................      25,542,195
             U.S. Treasury Notes:
   5,000,000 5.625%, 11/30/00..................................       5,128,130
  10,000,000 5.625%, 5/15/08...................................      10,940,630
   5,000,000 5.75%, 8/15/03....................................       5,307,815
  15,000,000 5.875%, 2/15/04...................................      16,101,570
  10,000,000 6.125%, 8/15/07...................................      11,200,010
   5,000,000 6.25%, 2/28/02....................................       5,295,315
  25,000,000 6.50%, 5/15/05....................................      28,070,325
   5,000,000 6.75%, 4/30/00....................................       5,170,315
   5,000,000 7.25%, 5/15/04....................................       5,710,940
   5,000,000 7.50%, 11/15/01...................................       5,450,005
  25,000,000 7.75%, 11/30/99 - 1/31/00.........................      26,003,150

  Principal
   Amount                                                             Value






 U.S. TREASURY OBLIGATIONS - CONTINUED
             U.S. Treasury Notes - continued
 $25,000,000 7.875%, 11/15/04..................................    $ 29,648,450
   5,000,000 8.00%, 5/15/01....................................       5,440,630
                                                                   ------------
             Total U.S. Treasury Obligations
              (cost $319,267,822)..............................     352,467,400
                                                                   ------------
 YANKEE OBLIGATIONS - 10.6%
             BANKS - 2.4%
   2,000,000 Banco Santiago, S.A,
             7.00%, 7/18/07....................................       1,934,928
             Korea Development Bank:
   8,000,000 7.25%, 5/15/06....................................       6,106,536
   8,000,000 7.375%, 9/17/04...................................       6,124,376
   2,982,000 Skandinaviska Enskilda Banken,
             6.875%, 2/15/09...................................       3,314,767
             Svenska Handelsbanken:
   3,000,000 8.125%, 8/15/07...................................       3,491,229
   5,000,000 8.35%, 7/15/04....................................       5,720,445
   5,000,000 Westpac Banking Co.
             9.125%, 8/15/01...................................       5,482,470
                                                                   ------------
                                                                     32,174,751
                                                                   ------------
             FINANCE & INSURANCE - 1.3%
  10,000,000 Abbey National PLC,
             6.69%, 10/17/05...................................      10,591,880
   5,000,000 Ford Capital B.V.,
             9.875%, 5/15/02...................................       5,730,450
   1,885,000 Santander Finance Issuances,
             6.375%, 2/15/11...................................       1,824,064
                                                                   ------------
                                                                     18,146,394
                                                                   ------------
             GOVERNMENT AGENCY NOTES & BONDS - 3.0%
  10,000,000 Hydro-Quebec Inc.,
             8.00%, 2/1/13.....................................      11,836,400
  10,000,000 Manitoba (Province of), Canada,
             8.00%, 4/15/02....................................      10,956,000
   7,500,000 Ontario Hydro Corp.,
             7.45%, 3/31/13....................................       8,829,000
   8,200,000 Quebec Province, Canada,
             8.80%, 4/15/03....................................       9,367,188
                                                                   ------------
                                                                     40,988,588
                                                                   ------------
             INDUSTRIAL SPECIALTY PRODUCTS & SERVICES - 3.9%
   1,785,000 Barrick Gold Corp.,
             7.50%, 5/1/07.....................................       1,983,640
   5,000,000 Celulosa Arauco Y Constitucion,
             7.20%, 9/15/09....................................       4,212,440
   6,000,000 FBG Finance Ltd.,
             6.75%, 11/15/05 (a)...............................       6,141,960
  16,500,000 Fletcher Challenge Capital Canada Inc.,
             7.875%, 3/24/17...................................      16,879,764
   2,590,000 Legrand, S.A.,
             8.50%, 2/15/25....................................       3,317,803
  15,000,000 Petro-Canada Ltd.,
             8.60%, 1/15/10....................................      19,395,450
   1,665,000 Royal Caribbean Cruises Ltd.,
             7.50%, 10/15/27...................................       1,651,324





                                                                   ------------
                                                                     53,582,381
                                                                   ------------
             Total Yankee Obligations
              (cost $134,541,589)..............................     144,892,114
                                                                   ------------

- ----------------------------------------------------------------------------
                                   Evergreen
                            Select Income Plus Fund
- ----------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS (continued)
                               September 30, 1998

  Principal
   Amount                                                             Value

 REPURCHASE AGREEMENT - 4.7%
 $64,813,015 Dresdner Bank, AG,
             5.00%, dated 9/30/98,
             due 10/1/98
             cost, $64,813,015 maturity
             value $64,822,017(b)..............................   $   64,813,015
                                                                  --------------
   Shares
 MUTUAL FUND SHARES
     211,435 Valiant General  Fund (cost $211,435).............          211,435
                                                                  --------------

             TOTAL INVESTMENTS -
              (COST $1,269,414,951).....................    99.0%  1,360,488,135
             OTHER ASSETS AND
              LIABILITIES - NET.........................     1.0      14,280,421
                                                           -----  --------------
             NET ASSETS - ..............................   100.0% $1,374,768,556
                                                           =====  ==============

(a) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(b) Repurchase agreement is collateralized by $62,835,000 U.S. Treasury Notes, 5.37% due 6/30/03 with a value, including accrued interest, of $66,114,198.

SUMMARY OF ABBREVIATIONS:
REMIC Real Estate Mortgage Investment Conduit

                  See Combined Notes to Financial Statements.

- ----------------------------------------------------------------------------
                                   Evergreen
                   Select Intermediate Tax Exempt Bond Fund
- ----------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS
                               September 30, 1998

  Principal
   Amount                                                             Value
 MUNICIPAL OBLIGATIONS - 98.4%
             ALABAMA - 1.1%
 $ 3,790,000 Alabama Special Care Facilities Finance Authority
              RB, Hospital Charity Obligation Group, Series D,
             4.95%, 11/1/14.....................................   $  3,970,631
             Alabama State Docks Department, Facilities RB:
   1,505,000 5.50%, 10/1/03, (MBIA).............................      1,618,447
   1,000,000 6.00%, 10/1/05, (MBIA).............................      1,124,350
   1,175,000 6.00%, 10/1/07, (MBIA).............................      1,344,506
                                                                   ------------
                                                                      8,057,934
                                                                   ------------
             ARIZONA - 0.5%
   3,660,000 Phoenix AZ, SFHRB, Series A,
             6.60%, 12/1/29.....................................      4,046,935
                                                                   ------------
             CALIFORNIA - 8.7%
  10,000,000 California Pollution Control Financing Authority
              RB, San Diego Gas & Electric, Series A,
             5.90%, 6/1/14......................................     11,403,400
             California State GO:
   4,000,000 8.00%, 5/1/03, (AMBAC-TCRS)........................      4,726,640
   1,000,000 9.25%, 3/1/02......................................      1,178,620
   1,700,000 Delta County CA, SFHRB, Series A,
             6.70%, 6/1/24, (MBIA)..............................      1,897,421
             Foothill/Eastern Corridor Agency, Toll Road RB,
              Series A:
   4,000,000 6.50%, 1/1/32......................................      4,471,080
  10,255,000 (Eff. Yield 5.75%)
             0.00%, 1/1/24 (a)..................................      2,811,921
   2,000,000 Huntington Park CA, SFHRB, Series A, ETM,
             8.00%, 12/1/19.....................................      2,858,240
             Long Beach CA, Harbor RB Series A:
   8,435,000 6.00%, 5/15/16.....................................      9,738,714
   2,600,000 6.00%, 5/15/19, (FGIC).............................      3,012,932
   4,210,000 Palmdale CA, SFHRB, Series A, ETM,
             8.00%, 9/1/11......................................      5,691,246
             San Joaquin Hills CA, Toll Road RB ETM,
  23,500,000 (Eff. Yield 5.60%) (a)
             0.00%, 1/1/22......................................      7,676,510
   7,050,000 Series A, (Eff. Yield 4.10%) (a),
             0.00%, 1/15/02.....................................      6,188,278
   3,500,000 Valley Health Systems California, Hospital RB,
              Series A,
             6.50%, 5/15/25.....................................      3,805,060
                                                                   ------------
                                                                     65,460,062
                                                                   ------------
             COLORADO - 9.0%





             Arapahoe  County CO,  Capital  Improvement  Highway  RB  15,000,000
  Prefunded 8/31/05 @ 66.217
             (Eff. Yield 4.21%) (a)
             0.00%, 8/31/11.....................................      7,491,600
   4,000,000 Prerefunded 8/31/05 @ 103
             (Eff. Yield 4.21%) (a)
             0.00%, 8/31/15.....................................      4,808,720

  Principal
   Amount                                                             Value
 MUNICIPAL OBLIGATIONS - CONTINUED
             COLORADO - CONTINUED
             Arapahoe County CO, Capital Improvement Highway
              RB - continued:
 $32,000,000 Series C, Prerefunded
             8/31/05 @ 48.6181
             (Eff. Yield 4.21%) (a)
             0.00%, 8/31/15.....................................   $ 11,734,080
             Colorado Housing Finance Authority, SFHRB:
   1,000,000 Senior Series A 2
             6.60%, 5/1/28......................................      1,117,210
     500,000 Senior Series A 3
             6.50%, 11/1/29.....................................        561,830
   2,250,000 Senior Series C 2
             6.875%, 11/1/28....................................      2,546,258
   1,000,000 Senior Series C 3
             6.75%, 5/1/17......................................      1,124,510
   1,385,000 Colorado Student Obligation Bond Authority, Student
              Loan RB, Series B
             6.55%, 12/1/02.....................................      1,464,236
             Dawson Ridge CO, Metropolitan District GO ETM,
   8,325,000 Series A, (Eff. Yield 5.42%)
             0.00%, 10/1/22 (a).................................      2,383,031
  74,685,000 Series B, (Eff. Yield 5.58%)
             0.00%, 10/1/22 (a).................................     21,378,581
   2,000,000 Denver CO, City & County GO
             6.50%, 8/1/04......................................      2,171,140
             El Paso County CO, GO, School District Number 11:
   2,500,000 7.10%, 12/1/16.....................................      3,271,175
   2,000,000 7.125%, 12/1/19....................................      2,671,880
   3,485,000 Larimer County CO, GO School District Number R1
             8.50%, 12/15/08, (MBIA)............................      4,716,634
                                                                   ------------
                                                                     67,440,885
                                                                   ------------
             CONNECTICUT - 1.1%
             Connecticut State Development Authority, Mortgage
              RB, Church Homes Inc. Health Care Project:
     485,000 4.45%, 4/1/99......................................        487,037
     340,000 4.65%, 4/1/00......................................        343,587
     425,000 4.90%, 4/1/02......................................        436,127
     925,000 5.00%, 4/1/03......................................        956,219
   1,220,000 5.40%, 4/1/07......................................      1,298,641
   2,035,000 5.70%, 4/1/12......................................      2,119,229
   2,550,000 5.80%, 4/1/21......................................      2,657,941
                                                                   ------------
                                                                      8,298,781
                                                                   ------------
             DELAWARE - 0.4%
   3,000,000 Delaware State, Solid Waste Systems RB, Series A
             6.75%, 7/1/03......................................      3,190,890





                                                                   ------------

- ----------------------------------------------------------------------------
                                   Evergreen
                   Select Intermediate Tax Exempt Bond Fund
- ----------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS (continued)
                               September 30, 1998

  Principal
   Amount                                                             Value
 MUNICIPAL OBLIGATIONS - CONTINUED
             FLORIDA - 3.8%
 $   535,000 Escambia County FL, Health Facilities Authority RB
              Azalea Trace Inc., Prerefunded 1/1/99 @ 102,
             9.25%, 1/1/06......................................   $    553,532
             Halifax Hospital Medical Center Health Care
              Facilities Revenue, Series A:
   1,080,000 4.60%, 4/1/08, (ACA)...............................      1,097,971
   1,200,000 4.75%, 4/1/09, (ACA)...............................      1,221,864
     675,000 4.80%, 4/1/10, (ACA)...............................        685,692
   4,500,000 Orange County FL, Health Facilities Authority RB,
              Orlando Regional Healthcare, Series A,
             6.25%, 10/1/16, (MBIA).............................      5,341,005
             Palm Beach County FL, Health Facilities  Authority RB, Abbey DelRay
              South Project:
     675,000 4.25%, 10/1/98.....................................        675,007
     675,000 4.35%, 10/1/99.....................................        678,787
     700,000 4.50%, 10/1/00.....................................        705,999
     750,000 4.65%, 10/1/01.....................................        760,695
     805,000 4.80%, 10/1/02.....................................        822,332
     775,000 5.00%, 10/1/03.....................................        799,536
     850,000 5.00%, 10/1/04.....................................        878,007
     930,000 5.10%, 10/1/05.....................................        962,029
     500,000 5.30%, 10/1/07.....................................        518,175
             Palm Beach County FL, Health Facilities Authority
              RB, Waterford Project:
     675,000 4.25%, 10/1/98.....................................        675,007
     475,000 4.35%, 10/1/99.....................................        477,665
     675,000 4.50%, 10/1/00.....................................        680,785
     725,000 4.65%, 10/1/01.....................................        735,338
     400,000 4.80%, 10/1/02.....................................        408,612
     320,000 5.00%, 10/1/03.....................................        330,131
     440,000 5.00%, 10/1/04.....................................        454,498
     460,000 5.10%, 10/1/05.....................................        475,842
     485,000 5.20%, 10/1/06.....................................        501,912
     345,000 5.30%, 10/1/07.....................................        357,541
   5,000,000 Pinellas County FL, Housing Finance Authority,
              SFHRB,
             5.95%, 3/1/30......................................      5,413,150
   2,025,000 Tampa FL, Health Systems RB, Catholic Health East,
              Series A 3,
             5.50%, 11/15/06, (MBIA)............................      2,216,201
                                                                   ------------
                                                                     28,427,313
                                                                   ------------





             GEORGIA - 2.8%
             Fulton County GA, Development Authority Special RB,
              Delta Airlines Inc. Project:
  11,695,000 5.30%, 5/1/13......................................     11,835,925
   7,350,000 5.45%, 5/1/23......................................      7,380,355

  Principal
   Amount                                                             Value
 MUNICIPAL OBLIGATIONS - CONTINUED
             GEORGIA - CONTINUED
             Savannah GA, Water & Sewage RB, ETM, (Securities):
 $ 1,000,000 6.30%, 12/1/01.....................................   $  1,078,360
   1,000,000 6.35%, 12/1/02.....................................      1,099,920
                                                                   ------------
                                                                     21,394,560
                                                                   ------------
             HAWAII - 0.4%
   2,500,000 Hawaii State Department of Budget & Finance,
              Special Purpose RB, The Queens Health Systems
              Group, Series A,
             6.05%, 7/1/16......................................      2,789,950
                                                                   ------------
             IDAHO - 0.3%
   2,000,000 Idaho Student Loan Fund Marketing Association,
              Student Loan RB
             6.25%, 10/1/98.....................................      2,000,120
                                                                   ------------
             ILLINOIS - 5.2%
             Illinois Development Finance Authority RB,
              Community Rehabilitation Providers, Series A:
   2,540,000 5.70%, 7/1/07......................................      2,764,053
   3,490,000 5.80%, 7/1/08......................................      3,822,702
   5,490,000 Illinois Educational Facilities Authority RB Sarah
              Bush Lincoln Health Center,
             5.50%, 2/15/16.....................................      5,673,805
             Illinois Health & Educational Facilities Authority
              RB:
   4,945,000 Mercy Hospital Center ETM
             10.00%, 1/1/15.....................................      7,156,108
   5,000,000 Northwestern Memorial Hospital
             6.75%, 8/15/11.....................................      5,453,850
  12,500,000 Illinois State Sales Tax RB, Series Q,
             6.00%, 6/15/12, (MBIA-IBC).........................     14,457,375
                                                                   ------------
                                                                     39,327,893
                                                                   ------------
             INDIANA - 2.3%
   7,000,000 Indiana Health Facility Financing Authority,
              Hospital RB, Charity Obligation Group, Series D
             5.00%, 11/1/26 ....................................      7,332,850
   1,565,000 Indiana State Housing,
              SFHRB, Series B 1,
             7.55%, 7/1/10......................................      1,644,032
   3,900,000 Indianapolis IN, Airport Authority RB, Special
              Facility United Air Lines Project, Series A,
             6.50%, 11/15/31....................................      4,254,900
   3,000,000 Indianapolis IN, Local Public Improvement Bond Bank
              RB,
             6.75%, 2/1/14......................................      3,641,760
     550,000 Lafayette IN,
              PCRB, Anheuser-Busch Inc. Project,





             6.50%, 6/1/04......................................        552,899
                                                                   ------------
                                                                     17,426,441
                                                                   ------------

- ----------------------------------------------------------------------------
                                   Evergreen
                   Select Intermediate Tax Exempt Bond Fund
- ----------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS (continued)
                               September 30, 1998

  Principal
   Amount                                                             Value
 MUNICIPAL OBLIGATIONS - CONTINUED
             IOWA - 0.3%
 $ 2,500,000 Iowa Student Loan Liquidity Corp. RB, Series A,
             6.45%, 3/1/02......................................   $  2,659,400
                                                                   ------------
             KANSAS - 1.6%
   2,900,000  Kansas State Department of  Transportation  Highway RB Prerefunded
              3/1/02 @ 102
             6.50%, 3/1/07......................................      3,206,646
   4,700,000 Kansas State Development Finance Authority RB,
              University of Kansas Athletic Facilities, Series
              A,
             4.80%, 6/1/13......................................      4,703,290
   1,540,000 Newton KS, Hospital RB Newton Healthcare Corp.,
              Series A
             5.70%, 11/15/18....................................      1,581,611
   2,000,000 Sedgwick & Shawnee County KS, SFHRB, Series A,
             5.50%, 6/1/29......................................      2,282,960
                                                                   ------------
                                                                     11,774,507
                                                                   ------------
             KENTUCKY - 1.2%
             Kentucky Economic Development Finance Authority,
              Hospital Systems RB Appalachian Regional
              Healthcenter:
   5,000,000 5.85%, 10/1/17.....................................      5,230,200
   3,500,000 5.875%, 10/1/22....................................      3,651,760
                                                                   ------------
                                                                      8,881,960
                                                                   ------------
             LOUISIANA - 0.6%
             East Baton Rouge LA, Sales & Use Tax RB, Series ST:
   1,760,000 8.00%, 2/1/02, (FGIC)..............................      1,984,136
   1,920,000 8.00%, 2/1/03, (FGIC)..............................      2,226,950
                                                                   ------------
                                                                      4,211,086
                                                                   ------------
             MASSACHUSETTS - 0.9%
   1,750,000 Massachusetts State Health & Educational Facilities
              Authority RB, Milford Whitinsville Regional,
              Series C,
             5.75%, 7/15/13.....................................      1,857,695





   2,000,000 Massachusetts State Housing Finance Agency RB,
              Residential Development
             6.35%, 5/15/03.....................................      2,157,140
   2,500,000 New England Education Loan Marketing Corp., Student
              Loan RB,
             6.50%, 9/1/02......................................      2,710,400
                                                                   ------------
                                                                      6,725,235
                                                                   ------------
             MICHIGAN - 5.8%
   2,040,000 Avondale MI, School District GO,
             8.25%, 5/1/02......................................      2,342,083
   3,700,000 Brighton MI, Area School District Capital
              Appreciation, Series II,
              (Eff. Yield 4.90%) (a),
             0.00%, 5/1/11, (AMBAC).............................      2,108,075
   1,730,000 Dexter MI, Community Schools, GO
             6.25%, 5/1/08, (FGIC)..............................      2,013,357

  Principal
   Amount                                                             Value
 MUNICIPAL OBLIGATIONS - CONTINUED
             MICHIGAN - CONTINUED
 $ 2,500,000 Michigan Higher Education Facilities Authority RB,
              Thomas M Cooley,
             (LOC: First of America Bank) 5.00%, 5/1/11 ........   $  2,588,950
             Michigan State Trunk Line, Series A:
   2,760,000 5.25%, 11/1/12.....................................      2,986,127
   2,500,000 5.25%, 11/1/10.....................................      2,717,025
   6,070,000 Royal Oak MI, Hospital Finance Authority RB,
              William Beaumont Hospital,
             6.25%, 1/1/10......................................      7,069,486
             Wayne Charter County MI, Airport RB, Detroit Metro,
              Series B:
   4,395,000 5.25%, 12/1/05, (MBIA).............................      4,714,429
  10,225,000 5.25%, 12/1/10, (MBIA).............................     10,926,946
   6,000,000 5.25%, 12/1/13, (MBIA).............................      6,311,340
                                                                   ------------
                                                                     43,777,818
                                                                   ------------
             MINNESOTA - 0.9%
   2,935,000 Bass Brook MN, PCRB, Minnesota Power & Light Co.
              Project,
             6.00%, 7/1/22......................................      3,096,542
             Minnesota State Housing Finance Agency, SFHRB,
              Series C:
     500,000 6.80%, 7/1/11......................................        527,190
   1,335,000 7.10%, 7/1/11......................................      1,416,302
   2,000,000 Rochester MN, Health Care Facilities RB, Mayo
              Medical Center, Series C,
             6.85%, 11/15/98....................................      2,008,760
                                                                   ------------
                                                                      7,048,794
                                                                   ------------
             MISSISSIPPI - 3.3%
  10,750,000 Mississippi Business Finance Corp. Solid Waste
              Disposal RB, Mississippi Phosphates Corp. Project
             5.80%, 3/1/22......................................     10,983,598
   4,855,000 Mississippi Gulf Coast, Regional Wasterwater
              Authority RB, ETM,
             7.00%, 7/1/12......................................      5,957,522





   7,295,000 Mississippi Home Corp., SFHRB, Series H
             5.50%, 12/1/29.....................................      8,040,111
                                                                   ------------
                                                                     24,981,231
                                                                   ------------
             MISSOURI - 1.2%
   3,000,000 Missouri State Office Building, Special Obligation
             6.00%, 12/1/02.....................................      3,200,700
   2,500,000 Missouri State, SFHRB,
             6.40%, 9/1/29......................................      2,771,675
   2,600,000 University City MO, IDA MFHRB Oak Forest Apartment
              Project
             (LOC: Sumitomo Bank LTD)
             7.375%, 3/1/21 ....................................      2,910,362
                                                                   ------------
                                                                      8,882,737
                                                                   ------------

- ----------------------------------------------------------------------------
                                   Evergreen
                   Select Intermediate Tax Exempt Bond Fund
- ----------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS (continued)
                               September 30, 1998

  Principal
   Amount                                                             Value
 MUNICIPAL OBLIGATIONS - CONTINUED
             NEW JERSEY - 2.8%
 $ 2,000,000 Howell Township NJ, GO Partially Prerefunded 1/1/02
              @ 102,
             6.40%, 1/1/03, (FGIC)..............................   $  2,190,620
             New Jersey Economic Development Authority RB
             Franciscan Oaks Project:
   3,620,000 5.60%, 10/1/12.....................................      3,687,332
   4,185,000 5.70%, 10/1/17.....................................      4,223,669
     900,000 Keswick Pines Project
             5.60%, 1/1/12......................................        912,240
             The Evergreens:
   3,380,000 5.875%, 10/1/12....................................      3,471,902
     680,000 6.00%, 10/1/17.....................................        720,229
   3,325,000 6.00%, 10/1/22.....................................      3,509,471
   1,650,000 New Jersey State Housing & Mortgage Finance Agency
              RB,
             Series One
             6.45%, 11/1/07.....................................      1,777,034
     160,000 New Jersey Wastewater Treatment Trust RB,
             6.80%, 6/15/02.....................................        168,693
     210,000 Salem County NJ, Industrial PCRB, BF Goodrich Co
              Project,
             10.75%, 12/1/00....................................        211,121
                                                                   ------------
                                                                     20,872,311
                                                                   ------------
             NEW MEXICO - 0.6% 3,425,000 Santa Fe NM, Utility RB, Series A,





             8.00%, 6/1/06, (AMBAC).............................      4,314,130
                                                                   ------------
             NEW YORK - 15.9%
             Metropolitan Transportation Authority of New York
              RB, Series A:
   4,325,000 5.70%, 7/1/17 (MBIA)...............................      4,730,815
   7,000,000 6.10%, 7/1/26, (FSA)...............................      8,114,820
   8,000,000 New York City Municipal Water Finance Authority,
              Water & Sewer Systems RB Series B
             6.25%, 6/15/20.....................................      9,288,480
             New York NY, GO:
             Series A:
  10,535,000 5.875%, 8/1/03.....................................     11,399,923
   2,500,000 6.25%, 8/1/10......................................      2,819,575
   3,000,000 6.25%, 8/1/11......................................      3,375,000
  14,490,000 Series B,
             7.50%, 2/1/06......................................     16,214,745
   5,795,000 Series C,
             6.50%, 2/1/08......................................      6,742,193
   2,500,000 Series C, ETM,
             6.90%, 2/1/99, (FGIC)..............................      2,527,650
   1,755,000 Series D,
             6.50%, 2/15/06.....................................      1,993,118
   3,245,000 Series D, Prefunded
             2/15/05 @ 101
             6.50%, 2/15/06.....................................      3,742,329
   6,000,000 Series I,
             6.50%, 3/15/05.....................................      6,802,380
   5,515,000 Series K,
             8.00%, 4/1/05......................................      6,749,477

  Principal
   Amount                                                             Value
 MUNICIPAL OBLIGATIONS - CONTINUED
             NEW YORK - CONTINUED
 $13,000,000 New York State Dormitory Authority RB, Series A,
             5.50%, 5/15/13.....................................   $ 14,307,800
   5,710,000 New York State Thruway Authority, Service Contract
              RB, Series A,
             6.00%, 1/1/05, (MBIA)..............................      6,349,177
             New York State Urban Development Corp. RB:
   6,045,000 5.75%, 7/1/09......................................      6,750,996
   3,570,000 6.40%, 1/1/04, (AMBAC-TCRS)........................      3,985,298
   3,000,000 Port Authority of NY & NJ, Special Obligation,
             6.75%, 10/1/11.....................................      3,334,770
                                                                   ------------
                                                                    119,228,546
                                                                   ------------
             NORTH CAROLINA - 2.1%
             North Carolina Medical Care Commission, Hospital
              RB, Transylvania Community Hospital Inc.:
     115,000 4.30%, 10/1/98.....................................        115,002
     130,000 4.45%, 10/1/99.....................................        131,034
     135,000 4.60%, 10/1/00.....................................        136,804
     140,000 4.70%, 10/1/01.....................................        142,786
     155,000 4.80%, 10/1/02.....................................        159,199
     155,000 4.90%, 10/1/03.....................................        160,273
     155,000 5.00%, 10/1/04.....................................        161,268
     175,000 5.00%, 10/1/05.....................................        182,233
     185,000 5.05%, 10/1/06.....................................        193,164
     190,000 5.15%, 10/1/07.....................................        199,633





   9,440,000 North Carolina State Medical Care Commission,
              Health Care Facilities RB, Deerfield Episcopal,
             5.30%, 11/1/04.....................................      9,756,523
   4,430,000 North Carolina, Eastern Municipal Power Systems RB,
              Series A,
             5.70%, 1/1/15, (MBIA)..............................      4,823,960
                                                                   ------------
                                                                     16,161,879
                                                                   ------------
             OHIO - 1.9%
             Franklin County OH, Health Care Facilities RB,
              Friendship Village of Dublin Project:
     505,000 5.00%, 11/1/05.....................................        522,367
     380,000 5.05%, 11/1/06.....................................        392,434
     225,000 5.10%, 11/1/07.....................................        232,108
     100,000 5.15%, 11/1/08.....................................        103,047
   1,250,000 5.50%, 11/1/16.....................................      1,264,612
   1,750,000 5.625%, 11/1/22....................................      1,770,370
   5,735,000 Hamilton County OH, Sales Tax RB, Hamilton County
              Football Project, Series B,
             5.375%, 12/1/09, (MBIA)............................      6,318,422
             Miami County OH,  Hospital  Facilities  RB,  Upper  Valley  Medical
              Center, Series A:
   1,500,000 6.25%, 5/15/16.....................................      1,614,450
   2,250,000 6.375%, 5/15/26....................................      2,433,082
                                                                   ------------
                                                                     14,650,892
                                                                   ------------

- ----------------------------------------------------------------------------
                                   Evergreen
                   Select Intermediate Tax Exempt Bond Fund
- ----------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS (continued)
                               September 30, 1998

  Principal
   Amount                                                             Value
 MUNICIPAL OBLIGATIONS - CONTINUED
             OKLAHOMA - 0.7%
 $ 5,000,000 Tulsa County OK, Industrial Authority, Health Care
              RB, St. Francis Hospital,
             5.15%, 12/15/18....................................   $  5,255,650
                                                                   ------------
             PENNSYLVANIA - 3.1%
   1,500,000 Beaver Falls PA, Municipal Authority Special
              Obligation, Prerefunded 10/1/04 @ 102,
             9.125%, 8/1/05.....................................      1,954,230
             Dauphin County PA, General Authority RB, Office &
              Parking, Forum Place, Series A:
   7,865,000 5.50%, 1/15/08.....................................      7,995,874
   3,950,000 5.75%, 1/15/10.....................................      4,055,307
   2,200,000 Delaware County PA, Hospital RB, Riddle Memorial
              Hospital,
             6.50%, 1/1/22......................................      2,421,760
     260,000 Delaware River Port Authority of PA & NJ, Delaware





              River Bridges RB,
             6.50%, 1/15/11.....................................        295,747
   4,000,000 Montgomery County PA, Higher Education & Health
              Authority RB, Beaver College,
             5.80%, 4/1/16......................................      4,337,800
   1,795,000 West View PA, Municipal Authority Special
              Obligation, ETM,
              (COLL: U.S. Government Securities)
             9.20%, 5/15/03.....................................      2,123,252
                                                                   ------------
                                                                     23,183,970
                                                                   ------------
             SOUTH CAROLINA - 1.2%
   3,000,000 Piedmont SC, Municipal Power Agency, Electric RB,
             6.25%, 1/1/21, (FGIC)..............................      3,599,850
   5,000,000 Richland County SC, Hospital Facilities RB,
              Sunhealth Orangeburg,
             8.125%, 10/1/11,
             (LOC: Sumitomo Bank LTD)...........................      5,100,650
                                                                   ------------
                                                                      8,700,500
                                                                   ------------
             SOUTH DAKOTA - 0.8%
   5,000,000 Heartland Consumer Power District RB, ETM,
             7.00%, 1/1/16......................................      6,103,800
                                                                   ------------
             TEXAS - 7.9%
   9,915,000 Alliance Airport Authority,
             Special Facilities RB, American Airlines Inc.
             Project,
             7.00%, 12/1/11.....................................     11,895,720
             Austin TX, Utility Systems RB:
     420,000 8.00%, 11/15/99, (BIG).............................        440,933
     330,000 ETM,
             8.00%, 11/15/99, (BIG).............................        346,632
   6,055,000 Lufkin TX, Health Facilities Development Corp. RB,
              Memorial Health Systems of East Texas,
             6.875%, 2/15/26....................................      6,730,435

  Principal
   Amount                                                             Value
 MUNICIPAL OBLIGATIONS - CONTINUED
             TEXAS - CONTINUED
             North Central TX, Health Facility Development Corp.
              RB, Texas Health Resources Systems, Series B:
 $ 3,910,000 5.75%, 2/15/09, (MBIA).............................   $  4,352,573
   4,595,000 5.75%, 2/15/12, (MBIA).............................      5,083,219
             North Texas Health Facilities Development Corp, RB,
              United Regional Health Care Systems Inc. Project:
   2,245,000 5.25%, 9/1/06, (MBIA)..............................      2,405,473
   2,000,000 5.25%, 9/1/08, (MBIA)..............................      2,150,380
   1,300,000 Retama TX, Development Corp. Special Facilities RB,
              Retama Racetrack, ETM,
             8.75%, 12/15/05....................................      1,674,764
  10,000,000 San Antonio TX, Electric & Gas RB,
             5.80%, 2/1/06......................................     10,995,900
             Texas State Department Housing & Community Affairs:
   2,650,000 MFHRB,
             5.55%, 1/1/05......................................      2,775,000
   3,000,000 SFHRB, Series E
             5.00%, 3/1/16, (MBIA)..............................      3,103,950





   5,455,000  Texas State Turnpike Authority RB, Prerefunded 7/1/02 @ 102,
             12.625%, 1/1/20....................................      7,208,182
                                                                   ------------
                                                                     59,163,161
                                                                   ------------
             VIRGINIA - 1.3%
   2,900,000 Bedford County VA, IDA RB, Georgia Pacific Corp.
              Project,
             4.60%, 8/1/04......................................      2,951,823
   5,985,000 Riverside VA, Regional Jail Authority RB,
             5.875%, 7/1/14, (MBIA).............................      6,588,348
                                                                   ------------
                                                                      9,540,171
                                                                   ------------
             WASHINGTON - 3.0%
  17,000,000 Washington State GO,
              Series B & AT 7,
             6.40%, 6/1/17......................................     20,636,130
   2,000,000 Washington State Public Power Supply RB, Nuclear
              Project, Series A,
             6.50%, 7/1/02......................................      2,165,360
                                                                   ------------
                                                                     22,801,490
                                                                   ------------
             WISCONSIN - 1.0%
   6,865,000 Wisconsin State Health & Educational Facilities RB,
              Medical College Inc.,
             5.95%, 12/1/15.....................................      7,408,296
                                                                   ------------
             PUERTO RICO - 2.4%
  22,630,000 Commonwealth of Puerto Rico GO, (Eff. Yield 4.04%)
              (a),
             0.00%, 7/1/04......................................     18,059,871
                                                                   ------------

- ----------------------------------------------------------------------------
                                   Evergreen
                   Select Intermediate Tax Exempt Bond Fund
- ----------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS (continued)
                               September 30, 1998

  Principal
   Amount                                                             Value
 MUNICIPAL OBLIGATIONS - CONTINUED
             U.S. VIRGIN ISLANDS - 2.3%
             Virgin Islands Public Finance Authority RB, Senior
              Lien:
 $ 7,070,000 Series A,
             5.20%, 10/1/09.....................................   $  7,405,683
             Series C:
   3,000,000 5.50%, 10/1/07.....................................      3,226,950
   3,855,000 5.50%, 10/1/08.....................................      4,143,470
   2,000,000 Virgin Islands Water & Power Authority RB, Series B
             7.60%, 1/1/12......................................      2,286,660





                                                                   ------------
                                                                     17,062,763
                                                                   ------------

  Shares                                                              Value
 MUTUAL FUND SHARES - 0.6%
 4,632,000 Federated Municipal Obligation Fund
            (cost $4,632,000)...................................   $  4,632,000
                                                                   ------------

             TOTAL INVESTMENTS -
              (COST $699,113,382).........................    99.0%  743,943,962
             OTHER ASSETS AND LIABILITIES - NET...........     1.0     7,665,890
                                                             -----  ------------
             NET ASSETS - ................................   100.0% $751,609,852
                                                             =====  ============

(a)Effective yield (calculated at date of purchase) is the annual yield at which the bond accrues until its maturity date.

Note: Securities that have been Escrowed to Maturity (ETM) or prerefunded have been fully collateralized with U.S. Government Securities, cash or both.

SUMMARY OF ABBREVIATIONS:
ACA      American Capital Access
AMBAC    American Municipal Bond Assurance Corp.
BIG      Bond Investors Guaranty
ETM      Escrowed to Maturity
FGIC     Financial Guaranty Insurance Corp.
FSA      Financial Security Assurance Corp.
GO       General Obligation
IBC      Insured Bond Certification
IDA      Industrial Development Authority
LOC      Letter of Credit
MBIA     Municipal Bond Investors Assurance Corp.
MFHRB    Multi Family Housing Revenue Bond
PCRB     Pollution Control Revenue Bond
RAN      Revenue Anticipation Note
RB       Revenue Bond
REFCORP  Resolution Trust Funding Corp.
SFHRB    Single Family Housing Revenue Bond
TCRS     Transferable Custody Receipts

The Fund had the following insurance concentration at September 30, 1998:

                                                                 PERCENTAGE
                                                                   OF NET
                                                                   ASSETS
                                                                 ----------
      MBIA......................................................   12.8%

                  See Combined Notes to Financial Statements.

- ----------------------------------------------------------------------------
                                   Evergreen
                        Select International Bond Fund
- ----------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS
                               September 30, 1998

  Principal
   Amount                                                               Value
 CORPORATE BONDS - 1.4%
             UNITED STATES - 1.4%
 $   500,000 Rothmans Holdings,
             6.50%, 5/6/03........................................   $   515,909
     200,000 Samsung Electronics America Inc.,
             9.75%, 5/1/03........................................       156,000
                                                                     -----------
             Total Corporate Bonds
              (cost $685,990).....................................       671,909
                                                                     -----------
 YANKEE OBLIGATIONS - 8.5%
             CHINA - 0.7%
     400,000 Hutchison Whampoa Finance,
             6.95%, 8/1/07........................................       340,115
                                                                     -----------
             COLOMBIA - 0.3%
     200,000 Republic of Colombia,
             7.25%, 2/23/04.......................................       152,062
                                                                     -----------
             KAZAKHSTAN - 0.2%
     200,000 Republic of Kazakhstan,
             8.38%, 10/2/02.......................................       109,500
                                                                     -----------
             KOREA - 0.8%
     200,000 Korea Development Bank,
             7.13%, 9/17/01.......................................       171,750
     200,000 Korea Republic,
             8.75%, 4/15/03.......................................       183,014
                                                                     -----------
                                                                         354,764
                                                                     -----------
             LITHUANIA - 1.0%
     525,000 Republic of Lithuania,
             7.13%, 7/22/02.......................................       474,386
                                                                     -----------
             SLOVAKIA - 0.4%
     200,000 Republic of Slovakia,
             9.50%, 5/28/03.......................................       165,250
                                                                     -----------
             THAILAND - 0.4%
     200,000 Kingdom of Thailand,
             7.75%, 4/15/07.......................................       158,985
                                                                     -----------
             UNITED KINGDOM - 4.7%
     500,000 Abbey National Plc,
             6.69%, 10/17/05......................................       529,554
     500,000 British Telecom Plc,
             7.00%, 5/23/07.......................................       553,999
     500,000 ICI Finance Nederland,





             6.75%, 8/7/02........................................       527,337
     545,000 Rolls Royce Capital,
             7.13%, 7/29/03.......................................       593,248
                                                                     -----------
                                                                       2,204,138
                                                                     -----------
             Total Yankee Obligations
              (cost $4,126,625)...................................     3,959,200
                                                                     -----------
 FOREIGN BONDS (NON U.S. DOLLARS) - 88.8%
             AUSTRALIA - 2.5%
   1,600,000 New South Wales Treasury,
         AUD 12.00%, 12/1/01......................................     1,159,050
                                                                     -----------
             AUSTRIA - 3.4%
   2,400,000 Oest Kontrollbank,
         DEM 5.75%, 9/12/07.......................................     1,586,275
                                                                     -----------

  Principal
   Amount                                                               Value
 FOREIGN BONDS (NON U.S. DOLLARS) - CONTINUED
             CANADA - 9.0%
 $ 3,900,000 Canadian Government,
         CAD 4.75%, 9/15/99.......................................   $ 2,550,998
   2,400,000 JP Morgan & Co Inc,
         CAD 6.88%, 3/17/04.......................................     1,652,189
                                                                     -----------
                                                                       4,203,187
                                                                     -----------
             DENMARK - 2.0%
   5,800,000 City of Copenhagen,
         DKK 6.25%, 3/15/01.......................................       946,506
                                                                     -----------
             FRANCE - 13.1%
  10,600,000 Credit Local De France,
         FRF 5.38%, 1/13/04.......................................     2,020,383
  10,000,000 Diageo,
         FRF 6.25%, 11/25/02......................................     1,954,371
  10,250,000 OAT,
         FRF 6.00%, 10/25/25......................................     2,141,752
                                                                     -----------
                                                                       6,116,506
                                                                     -----------
             GERMANY - 21.6%
   8,590,000 Bundesrepublic,
         DEM 6.25%, 1/4/24........................................     6,183,859
   3,000,000 Kreditanst Fuer Wied,
         DEM 5.50%, 3/12/07.......................................     1,953,651
   3,400,000 Siemens Co Ordinat,
         NLG 5.50%, 3/12/07.......................................     1,944,076
                                                                     -----------
                                                                      10,081,586
                                                                     -----------
             JAPAN - 3.4%
     950,000 Chubu Electric Power,
         GBP 6.75%, 8/10/99.......................................     1,609,184
                                                                     -----------
             MEXICO - 0.4%
     125,000 United Mexican States,
         GBP 8.75%, 5/30/02.......................................       175,076





                                                                     -----------
             NETHERLANDS - 10.7%
   1,700,000 Bank Voor Ned Gemeenten,
         NLG 6.25%, 9/15/00.......................................       943,404
   9,800,000 Depfa Finance NV,
         FRF 6.38%, 11/18/08......................................     2,041,553
   3,150,000 DSL Finance NV,
         DEM 5.00%, 7/23/04.......................................     1,997,784
                                                                     -----------
                                                                       4,982,741
                                                                     -----------
             NEW ZEALAND - 2.8%
   2,320,000 New Zealand,
         NZD 8.00%, 11/15/06......................................     1,333,395
                                                                     -----------
             NORWAY - 3.9%
  13,000,000 Eksportfinans AS,
         SEK 6.88%, 2/9/04........................................     1,822,213
                                                                     -----------
             SLOVAKIA - 0.7%
     550,000 Vodohospodarska Vystavba,
         DEM 8.00%, 7/9/01........................................       307,943
                                                                     -----------
             SUPERNATIONAL - 2.1%
   1,860,000 World Bank,
         NZD 7.25%, 5/27/03.......................................       976,982
                                                                     -----------

- ----------------------------------------------------------------------------
                                   Evergreen
                        Select International Bond Fund
- ----------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS (continued)
                               September 30, 1998

  Principal
   Amount                                                              Value
 FOREIGN BONDS (NON U.S. DOLLARS) - CONTINUED
             SWEDEN - 8.2%
 $ 8,000,000 Kingdom of Sweden,
         SEK 5.00%, 1/15/04......................................   $ 1,043,302
  11,500,000 Kingdom of Sweden,
         SEK 8.00%, 8/15/07......................................     1,815,628
     550,000 Swedish Export Credit Corp,
         GBP 7.63%, 12/27/01.....................................       965,444
                                                                    -----------
                                                                      3,824,374
                                                                    -----------
             UNITED KINGDOM - 5.0%
   1,175,000 Gallaher Group Plc,
         DEM 5.88%, 8/6/08.......................................       711,530
     950,000 Halifax Building,
         GBP 8.38%, 12/15/99.....................................     1,641,273
                                                                    -----------
                                                                      2,352,803
                                                                    -----------





             Total Foreign Bonds (Non U.S. Dollars) (cost
              $38,752,313).......................................    41,477,821
                                                                    -----------

             TOTAL INVESTMENTS -
              (COST $43,564,928)...........................    98.7%  46,108,930
             OTHER ASSETS AND
              LIABILITIES - NET............................     1.3      627,131
                                                              -----  -----------
             NET ASSETS -..................................   100.0% $46,736,061
                                                              =====  ===========

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                  U.S. $ VALUE AT   IN EXCHANGE  UNREALIZED
EXCHANGE DATE        CONTRACTS TO DELIVER        SEPTEMBER 30, 1998 FOR U.S. $  DEPRECIATION
- --------------------------------------------------------------------------------------------
Forward Foreign Currency Exchange Contracts to Sell:
12/23/98        6,400,000 Canadian Dollar            4,194,933       4,191,773   $  (3,160)
10/14/98        3,300,000 German Deutsche Mark       1,977,565       1,811,197    (166,368)
12/23/98       11,270,000 German Deutsche Mark       6,777,093       6,740,431     (36,662)
10/14/98        6,126,000 Danish Krone                 964,854         947,124     (17,730)
10/13/98       12,250,000 French Franc               2,189,073       2,058,823    (130,250)
10/14/98       22,120,000 French Franc               3,953,049       3,621,777    (331,272)
12/24/98       11,000,000 French Franc               1,972,698       1,943,119     (29,579)
10/13/98        2,200,000 British Pound Sterling     3,737,587       3,575,000    (162,587)
10/23/98          600,000 British Pound Sterling     1,018,788       1,007,406     (11,382)
12/9/98         1,850,000 Dutch Guilder                986,115         937,896     (48,219)
10/14/98       14,260,000 Swedish Krone              1,820,239       1,792,132     (28,107)
11/24/98        8,440,000 Swedish Krone              1,078,604       1,069,282      (9,322)
11/24/98       14,260,000 Swedish Krone              1,942,509       1,920,404     (22,105)
                                                                                 ---------
                                                                                 $(996,743)
                                                                                 =========

SUMMARY OF ABBREVIATIONS:
AUD  Australian Dollar
CAD  Canadian Dollar
DEM  German Deutsche Mark
DKK  Danish Krone
FRF  French Franc
GBP  British Pound Sterling
NLG  Dutch Guilder
NZD  New Zealand Dollar
SEK  Swedish Krone

                  See Combined Notes to Financial Statements.

- ----------------------------------------------------------------------------
                                   Evergreen
                         Select Limited Duration Fund
- ----------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS
                               September 30, 1998

 Principal
   Amount                                                              Value
 ASSET-BACKED SECURITIES - 14.5%
 $  143,507 Aames Mortgage Trust,
             Series 1996, Class A1B,
            7.275%, 5/15/20......................................   $   145,284
    850,000 Chase Credit Card Master Trust,
             Series 1997-2, Class A,
            6.30%, 4/15/03.......................................       871,467
    247,900 Chevy Chase Auto Receivables,
             Series 1995-1, Class A,
            6.00%, 12/15/01......................................       248,809
    163,087 CIT RV Owner Trust,
             Series 1995-B, Class A,
            6.50%, 4/15/11.......................................       165,287
    500,000 Contimortgage Home Equity
             Loan Trust, Series 1997-4, Class A3,
            6.26%, 7/15/12.......................................       503,268
    210,000 Contimortgage Home Equity
             Loan Trust, Series 1996-4, Class A5,
            6.60%, 10/15/11......................................       212,765
            EQCC Home Equity Loan Trust:
    136,546  Series 1996-2, Class A2,
            6.70%, 9/15/08.......................................       138,035
     76,755 Series 1996-4, Class A3,
            6.26%, 11/15/06......................................        77,043
    750,000 Series 1997-1, Class A3,
            6.84%, 9/15/11.......................................       768,626
    500,000 Firstplus Home Loan Owner Trust, Series 1997-3, Class
             A3,
            6.57%, 10/10/10......................................       504,558
    531,325 Heller Equipment Asset Receivables, Series 1997-1,
             Class A2,
            6.39%, 5/25/05.......................................       537,257
            Navistar Financial Owner Trust:
    228,603  Series 1996-B, Class A3,
            6.33%, 4/21/03.......................................       228,603
    165,639 Series 1997-A, Class A2,
            6.35%, 1/15/00.......................................       166,347
    662,344 Olympic Automobile Receivables,
             Series 1995-D, Class B,
            6.10%, 4/15/02.......................................       667,203
    525,000 Premier Auto Trust,
             Series 1996-2, Class A4,
            6.575%, 10/6/00......................................       531,103
    540,828 Student Loan Marketing Assoc., Series 1997-1, Class
             A1,
            5.003%, 10/25/05.....................................       538,272
    129,276 The Money Store,
             Home Equity Loan Trust,
             Series 1993-B, Class A1,
            5.40%, 8/15/05.......................................       129,234
    750,000 Toyota Auto Lease Trust,
             Series 1997-A, Class A2,
            6.35%, 4/26/04.......................................       780,911
            Union Acceptance Corp.:
    123,228  Series 1995-A, Class A,
            7.725%, 3/10/01......................................       124,283
    367,091 Series 1995-D, Class B,
            6.025%, 1/7/03.......................................       369,266





    307,596 Series 1996-A, Class A,
            5.40%, 4/7/03........................................       308,093
  1,800,000 Series 1996-D, Class A2,
            6.17%, 10/9/02.......................................     1,822,275
    115,217 Series 1997-A, Class A1,
            6.13%, 7/10/01.......................................       115,513

 Principal
   Amount                                                              Value
 ASSET-BACKED SECURITIES - CONTINUED
 $  430,000 Vanderbilt Mortgage and Finance Inc., Series 1997-B,
             Class 1A2,
            6.775%, 1/7/08.......................................   $   439,221
                                                                    -----------
            Total Asset-Backed Securities
             (cost $10,284,747)..................................    10,392,723
                                                                    -----------
 CORPORATE BONDS - 38.9%
            BANKS - 3.6%
  1,000,000 Banc One, MTN,
            7.00%, 3/25/02.......................................     1,049,882
    500,000 Citicorp, FRN,
            5.887%, 11/23/99.....................................       501,712
  1,000,000 Wachovia Corp.,
            6.375%, 4/15/03......................................     1,045,328
                                                                    -----------
                                                                      2,596,922
                                                                    -----------
            CHEMICAL & AGRICULTURAL PRODUCTS - 1.5%
  1,000,000 Hoechst Celanese Corp.,
            6.125%, 2/1/04.......................................     1,048,741
                                                                    -----------
            COMMUNICATION SYSTEMS & SERVICES - 0.7%
    500,000 TCI Communications,
            6.375%, 9/15/99......................................       505,711
                                                                    -----------
            CONSUMER PRODUCTS & SERVICES - 1.5%
  1,000,000 Honeywell, Inc.,
            6.75%, 3/15/02.......................................     1,056,029
                                                                    -----------
            FINANCE & INSURANCE - 24.2% Associates Corp., N.A.:
  1,250,000 6.00%, 6/15/00.......................................     1,265,418
    525,000 6.25%, 3/15/99.......................................       526,464
  1,000,000 Caterpillar Financial Services, MTN,
            6.75%, 6/15/01.......................................     1,039,546
    510,000 Chrysler Financial Corp.,
            6.375%, 1/28/00......................................       516,770
  1,000,000 CIT Group Holdings, Inc. MTN,
            6.15%, 12/15/02......................................     1,028,210
    500,000 Fleet Mortgage Group, Inc.,
            6.50%, 9/15/99.......................................       504,851
  1,000,000 Ford Motor Credit Co.,
            6.55%, 9/10/02.......................................     1,042,819
            General Motors Acceptance Corp., MTN:
    700,000 5.593%, 12/9/99......................................       700,479
    500,000 5.95%, 4/20/01.......................................       507,815
    750,000 Goldman Sachs Group LP,
            6.60%, 7/15/02 (a)...................................       764,415
  1,000,000 Ikon Capital, Inc., MTN,
            6.73%, 6/15/01.......................................     1,004,501





            International Lease Finance Corp.:
  1,000,000 6.00%, 6/15/03.......................................     1,028,024
  1,000,000 7.00%, 5/15/00.......................................     1,025,335
    850,000 Lehman Brothers Holdings Inc.,
            6.50%, 7/18/00.......................................       846,574
    255,000 Mellon Financial Corp.,
            7.625%, 11/15/99.....................................       261,149
    750,000 Morgan Stanley Dean Witter, MTN,
            5.89%, 3/20/00.......................................       755,240
            Morgan Stanley Group, Inc., FRN:
    500,000 5.663%, 12/10/98.....................................       500,901
  1,250,000 5.739%, 2/26/99......................................     1,252,070

- ----------------------------------------------------------------------------
                                   Evergreen
                         Select Limited Duration Fund
- ----------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS (continued)
                               September 30, 1998

 Principal
   Amount                                                               Value
 CORPORATE BONDS - CONTINUED
            FINANCE & INSURANCE - CONTINUED
 $  395,000 NationsBank Corp.,
            5.375%, 4/15/00.......................................   $   394,673
            Salomon, Inc.:
    750,000 6.50%, 3/1/00.........................................       759,073
  1,000,000 7.30%, 5/15/02........................................     1,055,559
    500,000 Transamerica Finance Corp.,
            6.75%, 6/1/00.........................................       510,644
                                                                     -----------
                                                                      17,290,530
                                                                     -----------
            FOOD & BEVERAGE PRODUCTS - 3.6%
  1,000,000 Coca-Cola Enterprises, Inc.,
            6.375%, 8/1/01........................................     1,031,080
  1,500,000 Pepsico, Inc., MTN,
            6.375%, 12/31/99......................................     1,526,328
                                                                     -----------
                                                                       2,557,408
                                                                     -----------
            PAPER & PACKAGING - 1.4%
  1,000,000 International Paper Co.,
            7.00%, 6/1/01.........................................     1,041,057
                                                                     -----------
            RETAILING & WHOLESALE - 2.4% Sears Roebuck Acceptance Corp., MTN:
    650,000 6.38%, 2/16/99........................................       652,194
  1,000,000 6.56%, 11/20/03.......................................     1,050,494
                                                                     -----------
                                                                       1,702,688
                                                                     -----------
            Total Corporate Bonds
             (cost $27,347,432)...................................    27,799,086
                                                                     -----------





 COLLATERALIZED MORTGAGE OBLIGATIONS - 1.2%
    857,564 Prudential Home Mortgage
             Securities Co., Series
             1992-45, Class A4,
            6.50%, 1/25/00 (cost $853,276)........................       861,779
                                                                     -----------
 U.S. AGENCY OBLIGATIONS - 8.4%
    750,000 Federal Home Loan Bank, FRN,
            5.52%, 6/17/99........................................       750,232
            Federal Home Loan Mortgage Corp.:
    476,272 6.00%, 1/1/01.........................................       478,258
    847,135 6.00%, 9/1/01.........................................       853,209
  1,499,152 7.00%, 12/1/99........................................     1,515,178
    235,948 8.00%, 1/1/99.........................................       237,647

 Principal
   Amount                                                               Value
 U.S. AGENCY OBLIGATIONS - CONTINUED
 $  753,619 Federal National Mortgage Assoc.,
            6.50%, 9/1/05.........................................   $   768,450
    500,000 Federal National Mortgage Assoc., MTN,
            5.546%, 10/20/98......................................       499,985
    864,319 Government National Mortgage Assoc.,
            6.50%, 12/15/08.......................................       885,996
                                                                     -----------
            Total U.S. Agency Obligations
             (cost $5,922,332)....................................     5,988,955
                                                                     -----------
 U.S. TREASURY NOTES - 25.2%
            U.S. Treasury Notes:
  2,000,000 5.25%, 8/15/03........................................     2,090,002
  4,000,000 5.375%, 2/15/01.......................................     4,091,252
  1,000,000 6.00%, 8/15/00........................................     1,028,751
  1,000,000 6.375%, 1/15/99.......................................     1,005,626
  1,000,000 6.375%, 5/15/99.......................................     1,010,626
  5,000,000 6.375%, 5/15/00.......................................     5,148,440
  3,500,000 7.50%, 10/31/99.......................................     3,606,095
                                                                     -----------
            Total U. S. Treasury Notes
             (cost $17,643,796)...................................    17,980,792
                                                                     -----------
 YANKEE OBLIGATIONS - 3.0%
  1,000,000 WMC Finance USA Limited,
            6.50%, 11/15/03 ......................................     1,052,588
  1,000,000 Hanson PLC,
            7.375%, 1/15/03.......................................     1,077,191
                                                                     -----------
            Total Yankee Obligations
             (cost $2,051,214)....................................     2,129,779
                                                                     -----------
 FUNDING AGREEMENTS - 2.8%
  2,000,000 Allstate Insurance,
            5.698%, 10/1/98 (cost $2,000,000).....................     2,000,000
                                                                     -----------
 REPURCHASE AGREEMENT - 5.1%
  3,614,223 Dresdner Bank AG, 5.00% dated 9/30/98, due 10/1/98
             cost, $3,614,223, maturity value $3,614,725 (b)......     3,614,223
                                                                     -----------





     TOTAL INVESTMENTS -
      (COST $69,717,020)...................................    99.1%  70,767,337
     OTHER ASSETS AND
      LIABILITIES - NET....................................     0.9      657,095
                                                              -----  -----------
     NET ASSETS - .........................................   100.0% $71,424,432
                                                              =====  ===========

(a) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(b) Repurchase agreement is collateralized by $3,615,605 U.S. Treasury Notes, 5.395%, due 6/30/03 with a value, including accrued interest, of $3,687,917.

SUMMARY OF ABBREVIATIONS:
FRN  Floating Rate Note
MTN  Medium Term Note

                  See Combined Notes to Financial Statements.

- ----------------------------------------------------------------------------
                                   Evergreen
                         Select Total Return Bond Fund
- ----------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS
                               September 30, 1998

  Principal
   Amount                                                               Value
 FOREIGN BONDS - 5.4%
             BANKS - 0.6%
 $   750,000 Kreditanst Fur Wie,
         DEM 5.50%, 3/12/07........................................   $  488,413
     560,000 International Bank of Reconstruction & Development
         NZD 7.25%, 5/27/03........................................      291,987
                                                                      ----------
                                                                         780,400
                                                                      ----------
             FINANCE - 0.9%
   1,000,000 DSL Finance NV,
         DEM 5.00%, 7/23/04........................................      634,217
   2,500,000 Eksportfinans AS,
         SEK 6.875%, 2/9/04........................................      346,092
     200,000 GMAC International Finance BV,
         GBP 7.125%, 2/10/00.......................................      340,258
                                                                      ----------
                                                                       1,320,567
                                                                      ----------
             MANUFACTURING - DISTRIBUTING - 0.3%
     840,000 Siemens Co Ordinat,
         NLG 5.50%, 3/12/07........................................      481,695
                                                                      ----------
             UTILITIES - WATER - 0.1%
     180,000 Vodohospodarska Vystavba,





         DEM 8.00%, 7/9/01.........................................      100,615
                                                                      ----------
             GOVERNMENT - 3.5%
   4,000,000 Denmark Kingdom,
         DKK 6.00%, 11/15/02.......................................      667,538
   1,000,000 Dutch Government
         NLG 5.75%, 9/15/02........................................      569,730
             French Government:
   3,500,000 5.25%, 4/25/08........................................      682,149
         FRF
   2,500,000 5.50%, 4/25/29........................................      484,392
         FRF
             German Federal Republic:
   1,250,000 5.25%, 1/4/08.........................................      822,630
         DEM
     720,000 5.625%, 1/4/28........................................      479,657
         DEM
             Kingdom of Sweden:
   2,200,000 5.00%, 1/15/04........................................      286,907
         SEK
   2,500,000 6.50%, 10/25/06.......................................      357,078
         SEK
      70,000 Mexican United States,
         GBP 8.75%, 5/30/02........................................       98,701
     500,000 New Zealand,
         NZD 8.00%, 4/15/04........................................      277,586
                                                                      ----------
                                                                       4,726,368
                                                                      ----------
             Total Foreign Bonds
              (cost $7,098,303)....................................    7,409,645
                                                                      ----------
 MORTGAGE-BACKED SECURITIES - 21.8%
             FEDERAL HOME LOAN MORTGAGE CORP. - 18.4%
   6,213,797 7.00%, 6/1/27-5/1/28..................................    6,390,828
  11,829,568 7.50%, 10/1/11-7/1/28.................................   12,209,562
   3,743,061 8.00%, 4/1/27-5/1/27..................................    3,869,352
   2,538,690 8.50%, 1/1/28.........................................    2,646,508
                                                                      ----------
                                                                      25,116,250
                                                                      ----------

   Principal
    Amount                                                            Value
 MORTGAGE-BACKED SECURITIES - CONTINUED
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.4%
 $   1,508,863 6.00%, 5/15/28..................................   $   1,517,313
     3,002,095 6.50%, 5/15/28..................................       3,071,443
                                                                  -------------
                                                                      4,588,756
                                                                  -------------
               Total Mortgage-Backed Securities (cost
                $29,447,311)...................................      29,705,006
                                                                  -------------
 U.S. TREASURY OBLIGATIONS - 29.3%
               U.S. Treasury Bonds:
     7,560,000 5.50%, 8/15/28..................................       8,171,891
     3,000,000 7.625%, 2/15/07.................................       3,290,628
     2,000,000 7.875%, 2/15/21.................................       2,703,752
     3,000,000 9.00%, 11/15/18.................................       4,430,628
               U.S. Treasury Notes:





     3,000,000 5.50%, 2/28/03..................................       3,139,689
     2,700,000 5.625%, 11/30/00................................       2,769,190
     3,000,000 5.625%, 2/15/06.................................       3,238,128
     2,175,000 5.875%, 10/31/98................................       2,177,721
     2,200,000 6.50%, 8/15/05..................................       2,479,814
     4,000,000 6.625%, 3/31/02.................................       4,288,752
     2,850,000 7.50%, 11/15/01.................................       3,106,503
                                                                  -------------
                                                                     39,796,696
                                                                  -------------
               Total U.S. Treasury Obligations
                (cost $37,701,787).............................      39,796,696
                                                                  -------------
 YANKEE OBLIGATIONS - 1.4%
               FINANCE - 0.5%
       100,000 Hutchison Whampoa Finance Ltd.,
               6.95%, 8/1/07...................................          87,325
       500,000 ICI Finance Ned,
               6.75%, 8/7/02...................................         527,336
                                                                  -------------
                                                                        614,661
                                                                  -------------
               OTHER - 0.2%
       500,000 Mastellone Hermanos S A,
               11.75%, 4/1/08 (a)..............................         320,000
                                                                  -------------
               PUBLISHING, BROADCASTING & ENTERTAINMENT - 0.4%
     1,000,000 Radio E Televisao Bandeirantes,
               12.875%, 5/15/06 (a)............................         556,320
                                                                  -------------
               GOVERNMENT - 0.3%
       100,000 Kingdom of Thailand,
               7.75%, 4/15/07..................................          79,493
       100,000 Korea Republic,
               8.75%, 4/15/03..................................          91,507
       100,000 Republic of Kazakhstan,
               8.375%, 10/2/02.................................          68,758
       100,000 Republic of Lithuania,
               7.125%, 7/22/02.................................          90,359
       100,000 Republic of Slovakia,
               9.50%, 5/28/03..................................          80,500
                                                                  -------------
                                                                        410,617
                                                                  -------------
               Total Yankee Obligations -
                (cost $2,568,865)..............................       1,901,598
                                                                  -------------

- ----------------------------------------------------------------------------
                                   Evergreen
                         Select Total Return Bond Fund
- ----------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS (continued)
                               September 30, 1998

  Principal
   Amount                                                              Value





 CORPORATE BONDS & NOTES - 39.0%
             AUTOMOTIVE EQUIPMENT & MANUFACTURING - 0.3%
 $   500,000 Walbro Corp.,
             10.125%, 12/15/07...................................   $    455,000
                                                                    ------------
             BANKS - 3.2%
   2,000,000 Bankers Trust New York Corp.,
             7.25%, 10/15/11.....................................      2,063,908
   2,000,000 Keycorp,
             8.00%, 7/1/04.......................................      2,255,580
                                                                    ------------
                                                                       4,319,488
                                                                    ------------
             BROKERS - 1.5%
   2,000,000 Paine Webber Group Inc.,
             6.50%, 11/1/05......................................      2,043,968
                                                                    ------------
             CHEMICAL & AGRICULTURAL PRODUCTS - 0.2%
     250,000 Polymer Group Inc.,
             9.00%, 7/1/07.......................................        238,750
                                                                    ------------
             COMMUNICATION SYSTEMS & SERVICES - 4.5%
     500,000 Adelphia Communications Corp.,
             9.875%, 3/1/07......................................        540,000
   2,000,000 Cable & Wireless Communication,
             6.75%, 3/6/08.......................................      2,091,314
   1,000,000 Century Communications Corp.,
             (Eff. Yield 9.03%) (c)
             0.00% 1/15/08.......................................        475,000
     500,000 Lenfest Communications, Inc.,
             8.375%, 11/1/05.....................................        528,750
   1,000,000 Microcell Telecommunications,
             (Eff. Yield 9.75%) (c)
             0.00% 6/1/06........................................        715,000
     500,000 Price Communications Wireless,
             9.125%, 12/15/06 (a)................................        490,000
     500,000 Rogers Cablesystems Ltd.,
             9.625%, 8/1/02......................................        530,000
     500,000 Rural Cellular Corp.,
             9.625%, 5/15/08.....................................        456,875
     400,000 Winstar Communications Inc.,
             (Eff. Yield 10.50%) (c)
             0.00%, 10/15/05.....................................        270,000
                                                                    ------------
                                                                       6,096,939
                                                                    ------------
             ENERGY - 0.9% P&L Coal Holdings Corp.:
   1,000,000 8.875%, 5/15/08 (a).................................      1,020,000
     250,000 9.625%, 5/15/08 (a).................................        245,625
                                                                    ------------
                                                                       1,265,625
                                                                    ------------
             FINANCE & INSURANCE - 0.4%
     500,000 Reliance Group Holdings Inc.,
             9.75%, 11/15/03.....................................        517,500
                                                                    ------------
             FINANCE - 5.0%
     500,000 CB Richards Ellis Services Inc.,
             8.875%, 6/1/06......................................        491,250
   2,000,000 Chrysler Financial Corp.,
             6.16%, 7/28/99......................................      2,009,894
   2,000,000 Household Finance Corp.,





             8.00%, 8/1/04.......................................      2,243,656
   2,000,000 Lincoln National Corp.,
             7.00%, 3/15/18......................................      2,071,286
                                                                    ------------
                                                                       6,816,086
                                                                    ------------

  Principal
   Amount                                                            Value
 CORPORATE BONDS & NOTES - CONTINUED
             FOOD & BEVERAGE PRODUCTS - 1.5%
 $   500,000 Aurora Foods Inc.,
             8.75%, 7/1/08.......................................   $    517,500
     500,000 Chiquita Brands International Inc.,
             9.625%, 1/15/04.....................................        511,250
     500,000 Perkins Family Restaurant,
             10.125%, 12/15/07...................................        501,250
     500,000 R A B Enterprises Inc.,
             10.50%, 5/1/05 (a)..................................        467,500
                                                                    ------------
                                                                       1,997,500
                                                                    ------------
             GAMING - 0.2%
     250,000 Grand Casino Inc.,
             10.125%, 12/1/03....................................        263,750
                                                                    ------------
             HEALTHCARE PRODUCTS & SERVICES - 0.9%
     500,000 Genesis Health,
             9.75%, 6/15/05......................................        495,000
     500,000 Insight Health Services Corp.,
             9.625%, 6/15/08 (a).................................        452,500
     250,000 Oxford Health Plans Inc.,
             11.00%, 5/15/05 (a).................................        212,500
                                                                    ------------
                                                                       1,160,000
                                                                    ------------
             INFORMATION SERVICES & TECHNOLOGY - 0.2%
     250,000 Unisys Corp.,
             12.00%, 4/15/03.....................................        278,750
                                                                    ------------
             IRON & STEEL - 0.3%
     500,000 WHX Corp.,
             10.50%, 4/15/05.....................................        458,750
                                                                    ------------
             METALS & MINING - 1.6%
   2,000,000 Barrick Gold Corp Inc.,
             7.50%, 5/1/07.......................................      2,222,566
                                                                    ------------
             MANUFACTURING - DISTRIBUTING - 2.9%
     750,000 Exide Corp.,
             2.90%, 12/15/05 (a).................................        375,938
     500,000 International Knife and Saw,
             11.375%, 11/15/06...................................        515,000
     500,000 NSM Steel Inc.,
             12.00%, 2/1/06 (a)..................................        248,750
     750,000 Outboard Marine Corp.,
             10.75%, 6/1/08 (a)..................................        724,687
   2,000,000 Sony Corp.,
             6.125%, 3/4/03......................................      2,070,292
                                                                    ------------
                                                                       3,934,667





                                                                    ------------
             OIL/ENERGY - 2.5%
     500,000 HS Resources Inc.,
             9.25%, 11/15/06.....................................        476,250
     950,000 Parker Drilling Co.,
             9.75%, 11/15/06.....................................        883,500
   2,000,000 Petroleum Geo Services,
             6.625%, 3/30/08.....................................      2,034,446
                                                                    ------------
                                                                       3,394,196
                                                                    ------------
             PAPER & PACKAGING - 1.5%
   2,000,000 UPM-Kymmene Corp.,
             6.875%, 11/26/07 (a)................................      2,071,762
                                                                  ------------

- ----------------------------------------------------------------------------
                                   Evergreen
                         Select Total Return Bond Fund
- ----------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS (continued)
                               September 30, 1998

  Principal
   Amount                                                              Value
 CORPORATE BONDS & NOTES - CONTINUED
             PUBLISHING, BROADCASTING & ENTERTAINMENT - 0.4%
 $   500,000 American Lawyer Media Inc.,
             9.75%, 12/15/07.....................................   $    501,250
                                                                    ------------
             REAL ESTATE - 0.7%
     500,000 HMH Property Inc.,
             7.875%, 8/1/08......................................        493,750
     500,000 MDC Holdings Inc.,
             8.375%, 2/1/08......................................        480,000
                                                                    ------------
                                                                         973,750
                                                                    ------------
             RETAILING & WHOLESALE - 4.8%
     500,000 FRD Acquisition Co.,
             12.50%, 7/15/04.....................................        500,000
     500,000 Jitney Jungle Stores America Inc.,
             10.375%, 9/15/07....................................        505,000
   2,000,000 Kroger Co.,
             6.375%, 3/1/08......................................      2,000,862
     500,000 MTS Inc.,
             9.375%, 5/1/05 (a)..................................        452,500
     500,000 Pamida Inc.,
             11.75%, 3/15/03.....................................        460,000
   2,000,000 Sears Roebuck & Co.,
             9.375%, 11/1/11.....................................      2,668,182
                                                                    ------------
                                                                       6,586,544
                                                                    ------------
             TELECOMMUNICATION SERVICES & EQUIPMENT - 1.2%
     600,000 Acme Television LLC,





             (Eff. Yield 8.93%)
             0.00%, 9/30/04......................................        471,000
     250,000 Comcast Corp.,
             9.50%, 1/15/08......................................        280,062

  Principal
   Amount                                                              Value
 CORPORATE BONDS & NOTES - CONTINUED
             TELECOMMUNICATION SERVICES &
              EQUIPMENT - CONTINUED
 $   500,000 ICO Global Commerce,
             15.00%, 8/1/05......................................   $    397,500
     500,000 Paging Network Inc.,
             10.00%, 10/15/08....................................        498,750
                                                                    ------------
                                                                       1,647,312
                                                                    ------------
             TEXTILE & APPAREL - 0.4%
     500,000 Delta Mills Inc.,
             9.625%, 9/1/07......................................        467,500
                                                                    ------------
             TRANSPORTATION - 3.9%
     500,000 Cenargo International Ltd.,
             9.75%, 6/15/08......................................        411,250
   2,000,000 Federal Express Corp.,
             9.875%, 4/1/02......................................      2,294,818
   1,882,790 Southwest Airlines Co.,
             8.70%, 7/1/11.......................................      2,258,285
     500,000 TBS Shipping International Ltd.,
             10.00%, 5/1/05 (a)..................................        372,500
                                                                    ------------
                                                                       5,336,853
                                                                    ------------
             Total Corporate Bonds & Notes
              (cost $53,618,313).................................     53,048,506
                                                                    ------------
 REPURCHASE AGREEMENTS - 3.6%
   4,896,481  Dresdner  Bank  AG  5.00%  dated  9/30/98,   due  10/1/98,   cost,
              $4,896,481,
              maturity value $4,897,161 (b)......................      4,896,481
                                                                    ------------

             TOTAL INVESTMENTS -
              (COST $135,331,060)........................   100.5%  136,757,932
             OTHER ASSETS AND LIABILITIES - NET..........    (0.5)     (735,876)
                                                            -----  ------------
             NET ASSETS -................................   100.0% $136,022,056
                                                            =====  ============

(a) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(b) Repurchase agreements collateralized by $4,870,000 US Treasury Notes, 5.625% due 12/31/99 with a value, including accrued interest, $4,994,782.
(c) Effective yield (calculated at date of purchase) is the annual yield at which the bond accrues until its maturity date.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                              U.S. $ VALUE AT   IN EXCHANGE  UNREALIZED
EXCHANGE DATE      CONTRACTS TO DELIVER      SEPTEMBER 30, 1998 FOR U.S. $  DEPRECIATION
- ------------------------------------------------------------------------------------
Forward Foreign Currency Exchange Contracts to Sell:
11/13/98       300,000 French Francs               53,694          50,519     $ (3,175)
11/13/98       700,000 German Deutsche Marks      420,131         395,525      (24,606)
11/13/98       600,000 Danish Krone                94,541          88,843       (5,698)
11/13/98       300,000 Swedish Krone               38,327          37,008       (1,319)
                                                                              --------
                                                                              $(34,798)
                                                                              ========

SUMMARY OF ABBREVIATIONS:
 DEM     German Deutsche Marks
 DKK     Danish Krone
 FRF     French Franc
 GBP     British Pound Sterling
 NLG     Netherland Guilder
 NZD     New Zealand Dollar
 SEK     Swedish Krona

                  See Combined Notes to Financial Statements.

- ----------------------------------------------------------------------------
                                   Evergreen
                           Select Fixed Income Funds
- ----------------------------------------------------------------------------

                      STATEMENTS OF ASSETS AND LIABILITIES
                               September 30, 1998

                     ADJUSTABLE       CORE         FIXED          INCOME      INTERMEDIATE INTERNATIONAL   LIMITED   TOTAL RETURN
                        RATE          BOND         INCOME          PLUS        TAX EXEMPT      BOND       DURATION       BOND
                        FUND          FUND          FUND           FUND        BOND FUND       FUND         FUND         FUND
- ------------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments at
  market value
  (identified
  cost -
   $32,721,065,
  $566,629,781,
  $649,690,557,
  $1,269,414,951,
  $699,113,382,
  $43,564,928,
  $69,717,020 and
  $135,331,060
  respectively)....  $32,618,579  $589,747,592  $676,348,837  $1,360,488,135  $743,943,962  $46,108,930  $70,767,337 $136,757,932
 Cash..............        2,699             0             0           3,439           423      290,906            0            0
 Foreign currency
  (cost $0, $0,
  $0, $0, $0,
  $120,191, $0 and
  $30,185
  respectively)....            0             0             0               0             0      117,577            0       30,531
 Interest
  receivable.......      289,561     7,306,695     8,100,318      21,789,595    11,018,786    1,356,610      911,363    2,109,052
 Receivable for
  investments
  sold.............      242,865     2,460,514        53,668               0             0            0            0      444,023
 Receivable for
  Fund shares





  sold.............            0       332,761       523,054       2,171,445       131,000            0            0            0
 Receivable from
  investment
  adviser..........            0             0             0               0             0            0        5,790            0
 Prepaid expenses
  and other
  assets...........            0        20,900        44,130         246,683        25,286       35,976       30,005       45,833
- ------------------------------------------------------------------------------------------------------------------------------
   Total assets....   33,153,704   599,868,462   685,070,007   1,384,699,297   755,119,457   47,909,999   71,714,495  139,387,371
- ------------------------------------------------------------------------------------------------------------------------------
 LIABILITIES
 Dividends
  payable..........       24,486     2,433,853     2,285,266       5,816,049     2,765,892      127,722      116,705      158,799
 Payable for
  investments
  purchased........      299,190             0        43,171               0             0            0            0    3,067,850
 Payable for Fund
  shares
  redeemed.........            0       293,359     3,571,744       3,187,617       138,162            0      116,849            0
 Unrealized
  depreciation on
  forward foreign
  currency
  contracts........            0             0             0               0             0      996,743            0       34,798
 Due to
  custodian........            0        15,999           322               0             0            0            0            0
 Distribution fee
  payable..........          988            85         2,428           2,782           827          117          383            5
 Due to related
  parties..........        8,343       165,611       208,820         475,791       300,387        5,498        2,053       25,754
 Accrued expenses
  and other
  liabilities......        2,145       183,125       242,928         448,502       304,337       43,858       54,073       78,109
- ------------------------------------------------------------------------------------------------------------------------------
   Total
    liabilities....      335,152     3,092,032     6,354,679       9,930,741     3,509,605    1,173,938      290,063    3,365,315
- ------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS........  $32,818,552  $596,776,430  $678,715,328  $1,374,768,556  $751,609,852  $46,736,061  $71,424,432 $136,022,056
- ------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS
  REPRESENTED BY
 Paid-in capital...  $33,537,970  $561,891,384  $653,937,008  $1,272,861,362  $697,084,509  $48,146,440  $70,251,242 $136,338,755
 Undistributed net
  investment
  income...........        2,876      (199,613)     (288,591)       (242,819)       10,524     (103,870)       5,023        4,751
 Accumulated net
  realized gains
  or losses on
  investments and
  foreign currency
  related
  transactions.....     (619,808)   11,966,848    (1,591,369)     11,076,829     9,684,239   (2,897,681)     117,850   (1,719,312)
 Net unrealized
  appreciation
  (depreciation)
  on investments
  and foreign
  currency related
  transactions.....     (102,486)   23,117,811    26,658,280      91,073,184    44,830,580    1,591,172    1,050,317    1,397,862
- ------------------------------------------------------------------------------------------------------------------------------
   TOTAL NET
    ASSETS.........  $32,818,552  $596,776,430  $678,715,328  $1,374,768,556  $751,609,852  $46,736,061  $71,424,432 $136,022,056
- ------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS CONSIST
  OF
 Institutional
  Shares...........  $23,173,962  $125,069,522  $668,906,868  $1,367,240,083  $746,873,697  $46,606,596  $70,810,095 $135,998,399
 Institutional
  Service Shares...    9,644,590       285,979     9,808,460       7,528,473     4,736,155      129,465      614,337       23,657
 Institutional
  Charitable
  Shares...........            0   471,420,929             0               0             0            0            0            0
- ------------------------------------------------------------------------------------------------------------------------------
                     $32,818,552  $596,776,430  $678,715,328  $1,374,768,556  $751,609,852  $46,736,061  $71,424,432 $136,022,056
- ------------------------------------------------------------------------------------------------------------------------------
 SHARES OUTSTANDING
 Institutional
  Shares...........    2,395,201    11,345,900   109,255,445     231,012,949    11,129,384    4,893,330    6,731,896    1,363,876
 Institutional
  Service Shares...      996,046        25,943     1,602,027       1,272,214        70,574       13,607       58,402          237
 Institutional
  Charitable
  Shares...........            0    42,765,453             0               0             0            0            0            0
- ------------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE
  PER SHARE
 Institutional
  Shares...........        $9.68        $11.02         $6.12           $5.92        $67.11        $9.52       $10.52       $99.71
- ------------------------------------------------------------------------------------------------------------------------------
 Institutional
  Service Shares...        $9.68        $11.02         $6.12           $5.92        $67.11        $9.51       $10.52       $99.71





- ------------------------------------------------------------------------------------------------------------------------------
 Institutional
  Charitable
  Shares...........           --        $11.02            --              --            --           --           --           --
- ------------------------------------------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

- ----------------------------------------------------------------------------
                                   Evergreen
                           Select Fixed Income Funds
- ----------------------------------------------------------------------------

                            STATEMENTS OF OPERATIONS
                        Period Ended September 30, 1998

                       ADJUSTABLE     CORE         FIXED        INCOME     INTERMEDIATE  INTERNATIONAL  LIMITED    TOTAL RETURN
                          RATE        BOND        INCOME         PLUS       TAX EXEMPT       BOND       DURATION       BOND
                         FUND*       FUND**       FUND**        FUND**     BOND FUND**      FUND***      FUND**      FUND****
- ---------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME
 Interest............  $1,314,020  $29,830,414  $28,882,276  $ 68,024,173  $33,259,276    $  574,578   $3,235,267  $ 3,826,787
- ---------------------------------------------------------------------------------------------------------------------------
 EXPENSES
 Management fee......      61,312    1,862,392    2,219,526     5,151,727    3,831,537        60,189      154,868      209,962
 Distribution Plan
  expenses...........      14,710          285        8,535         6,981        3,458            92          268           13
 Administrative
  services fees......           0      133,870      125,951       293,363      183,098         1,735       14,591       14,250
 Transfer agent
  fees...............           0       64,475        1,404           731        2,541           234          784           33
 Trustees' fees and
  expenses...........       1,642       10,575        9,068        18,181       14,071           194          972          588
 Registration and
  filing fees........           0      232,757      282,924       407,366      296,508         1,082       80,633       75,675
 Custodian fees......                  139,675      116,572       319,995      196,048         2,424       15,747       17,932
 Professional fees...       3,974       27,566       25,929        36,740       27,961        24,137       21,636       27,110
 Shareholder reports
  expense............           0       17,363       22,652        44,682       32,056         1,353       16,231        4,921
 Organizational
  fees...............           0            0            0             0            0        38,864            0            0
 Other...............           0       10,034        9,979        23,995       30,105             0        2,506          900
- ---------------------------------------------------------------------------------------------------------------------------
  Total expenses.....      81,638    2,498,992    2,822,540     6,303,761    4,617,383       130,304      308,236      351,384
 Less: Indirectly
  paid expenses......           0      (15,383)        (768)      (13,722)      (1,847)            0         (448)        (182)
   Fee waivers.......           0     (526,182)    (504,930)   (1,033,751)    (639,284)      (45,948)    (152,769)    (135,770)
- ---------------------------------------------------------------------------------------------------------------------------
  Net expenses.......      81,638    1,957,427    2,316,842     5,256,288    3,976,252        84,356      155,019      215,432
- ---------------------------------------------------------------------------------------------------------------------------
 NET INVESTMENT
  INCOME.............   1,232,382   27,872,987   26,565,434    62,767,885   29,283,024       490,222    3,080,248    3,611,355
- ---------------------------------------------------------------------------------------------------------------------------
 NET REALIZED AND
  UNREALIZED GAIN
  (LOSS) ON
  SECURITIES AND
  FOREIGN CURRENCY
  RELATED
  TRANSACTIONS
 Net realized gain (loss) on:
 Securities..........     (78,229)  11,761,342     (496,271)   10,936,797    9,684,239      (227,959)     184,337   (1,717,936)
 Foreign currency
  related
  transactions.......           0            0            0             0            0      (360,771)           0            0
 Net change in
  unrealized
  appreciation
  (depreciation) on
  securities and
  foreign currency
  related
  transactions.......    (188,602)   5,569,632   18,257,417    34,820,095   16,064,710     1,578,308      616,411    1,397,862
- ---------------------------------------------------------------------------------------------------------------------------
 Net realized and
  unrealized gain
  (loss) on
  securities and
  foreign currency
  related
  transactions.......    (266,831)  17,330,974   17,761,146    45,756,892   25,748,949       989,578      800,748     (320,074)
- ---------------------------------------------------------------------------------------------------------------------------
 NET INCREASE IN NET





  ASSETS RESULTING
  FROM OPERATIONS....  $  965,551  $45,203,961  $44,326,580  $108,524,777  $55,031,973    $1,479,800   $3,880,996  $ 3,291,281
- ---------------------------------------------------------------------------------------------------------------------------

   * Seven months ended September 30, 1998. The Fund changed its fiscal year end from the last day of February to September 30, effective September 30, 1998.
  ** Fund commenced operations on November 24, 1997.
 *** Three months ended September 30, 1998. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 1998.
**** Fund commenced operations on April 20, 1998.


                  See Combined Notes to Financial Statements.

- ----------------------------------------------------------------------------
                                   Evergreen
                           Select Fixed Income Funds
- ----------------------------------------------------------------------------

                            STATEMENTS OF OPERATIONS

                                                    ADJUSTABLE     INTERNATIONAL
                                                       RATE            BOND
                                                       FUND            FUND
                                                 ----------------- -------------
                                                    Year Ended      Year Ended
                         February 28, 1998 June 30, 1998
- ----------------------------------------------------------------------------
 INVESTMENT INCOME
 Interest......................................     $3,163,703      $2,066,080
- ----------------------------------------------------------------------------
 EXPENSES
 Management fee................................        137,489         220,826
 Distribution Plan expenses....................         17,676           1,344
 Professional fees.............................            500           3,306
 Trustees' fees and expenses...................            405             566
 Custodian fees................................              0          11,965
 Registration and filing fees..................              0           3,552
 Administrative services fees..................              0          90,347
 Shareholder reports expense...................              0          11,143
 Transfer agent fees...........................              0          10,840
 Other.........................................              0           9,555
- ----------------------------------------------------------------------------
  Total expenses...............................        156,070         363,444
 Less: Fee waivers.............................              0         (68,548)
- ----------------------------------------------------------------------------
  Net Expenses.................................        156,070         294,896
- ----------------------------------------------------------------------------
 NET INVESTMENT INCOME.........................      3,007,633       1,771,184
- ----------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  SECURITIES AND FOREIGN CURRENCY RELATED
  TRANSACTIONS Net realized gain (loss) on:
  Securities...................................        297,743      (1,082,597)
  Foreign currency related transactions........              0         840,135
 Net change in unrealized appreciation
  (depreciation) on securities and foreign





  currency related transactions................        (69,974)         38,713
- ----------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on
  securities and foreign currency related
  transactions.................................        227,769        (203,749)
- ----------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................      3,235,402       1,567,435
- ----------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

- ----------------------------------------------------------------------------
                                   Evergreen
                           Select Fixed Income Funds
- ----------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
                        Period Ended September 30, 1998

                      ADJUSTABLE       CORE          FIXED          INCOME      INTERMEDIATE  INTERNATIONAL   LIMITED
                         RATE          BOND          INCOME          PLUS        TAX EXEMPT       BOND       DURATION
                        FUND*         FUND**         FUND**         FUND**      BOND FUND**      FUND***      FUND**
- --------------------------------------------------------------------------------------------------------------------
 OPERATIONS
 Net investment
  income..........   $  1,232,382  $  27,872,987  $ 26,565,434  $   62,767,885  $ 29,283,024   $   490,222  $ 3,080,248
 Net realized gain
  (loss) on:
  Securities......        (78,229)    11,761,342      (496,271)     10,936,797     9,684,239      (227,959)     184,337
  Foreign currency
   related
   transactions...              0              0             0               0             0      (360,771)           0
 Net change in
  unrealized
  appreciation
  (depreciation)
  on securities
  and foreign
  currency related
  transactions....       (188,602)     5,569,632    18,257,417      34,820,095    16,064,710     1,578,308      616,411
- --------------------------------------------------------------------------------------------------------------------
  Net increase in
   net assets
   resulting from
   operations.....        965,551     45,203,961    44,326,580     108,524,777    55,031,973     1,479,800    3,880,996
- --------------------------------------------------------------------------------------------------------------------
 DISTRIBUTIONS TO
  SHAREHOLDERS
  FROM NET
  INVESTMENT
  INCOME
 Institutional
  Shares..........       (887,998)    (5,164,728)  (26,373,150)    (62,598,276)  (29,222,895)     (638,833)  (3,073,999)
 Institutional
  Service Shares..       (344,384)        (6,574)     (192,964)       (169,001)      (60,129)       (1,692)      (6,249)
 Institutional
  Charitable
  Shares..........              0    (22,701,686)            0               0             0             0            0
- --------------------------------------------------------------------------------------------------------------------
  Total
   distributions
   to
   shareholders...     (1,232,382)   (27,872,988)  (26,566,114)    (62,767,277)  (29,283,024)     (640,525)  (3,080,248)
- --------------------------------------------------------------------------------------------------------------------
 CAPITAL SHARE
  TRANSACTIONS
 Proceeds from
  shares sold.....     12,620,392    763,461,851   584,709,292   1,335,192,430   815,300,441     8,607,670   76,083,563
 Proceeds from
  reinvestment of
  distributions...        913,798      4,186,376     2,361,028       1,853,405       120,031       512,803    1,650,900
 Payment for
  shares





  redeemed........    (16,749,211)  (188,202,770)  (98,155,046)   (170,985,567)  (89,559,569)     (144,292) (40,029,773)
 Shares issued in
  connection with
  the acquisition
  of:
  CoreFund Bond
   Fund...........              0              0             0     162,950,788             0             0            0
  CoreFund Short
   Term Income
   Fund...........              0              0             0               0             0             0   32,918,994
  CoreFund Short
   Intermediate
   Bond Fund......              0              0   172,039,588               0             0             0            0
- --------------------------------------------------------------------------------------------------------------------
  Net increase
   (decrease) in
   net
   assets resulting
   from capital
   share
   transactions...     (3,215,021)   579,445,457   660,954,862   1,329,011,056   725,860,903     8,976,181   70,623,684
- --------------------------------------------------------------------------------------------------------------------
   Total increase
    (decrease) in
    net assets....     (3,481,852)   596,776,430   678,715,328   1,374,768,556   751,609,852     9,815,456   71,424,432
 NET ASSETS
 Beginning of
  period..........     36,300,404              0             0               0             0    36,920,605            0
- --------------------------------------------------------------------------------------------------------------------
 End of period....   $ 32,818,552  $ 596,776,430  $678,715,328  $1,374,768,556  $751,609,852   $46,736,061  $71,424,432
- --------------------------------------------------------------------------------------------------------------------
 Undistributed net
  investment
  income .........   $      2,876  $    (199,613) $   (288,591) $     (242,819) $     10,524   $  (103,870) $     5,023
- --------------------------------------------------------------------------------------------------------------------
                     TOTAL RETURN
                         BOND
                       FUND****
- --------------------------------------------------------------------------------------------------------------------
 OPERATIONS
 Net investment
  income..........   $  3,611,355
 Net realized gain (loss) on:
  Securities......     (1,717,936)
  Foreign currency
   related
   transactions...              0
 Net change in
  unrealized
  appreciation
  (depreciation)
  on securities
  and foreign
  currency related
  transactions....      1,397,862
- --------------------------------------------------------------------------------------------------------------------
  Net increase in
   net assets
   resulting from
   operations.....      3,291,281
- --------------------------------------------------------------------------------------------------------------------
 DISTRIBUTIONS TO
  SHAREHOLDERS
  FROM NET
  INVESTMENT
  INCOME
 Institutional
  Shares..........     (3,611,031)
 Institutional
  Service Shares..           (324)
 Institutional
  Charitable
  Shares..........              0
- --------------------------------------------------------------------------------------------------------------------
  Total
   distributions
   to
   shareholders...     (3,611,355)
- --------------------------------------------------------------------------------------------------------------------
 CAPITAL SHARE
  TRANSACTIONS
 Proceeds from
  shares sold.....    134,638,661
 Proceeds from
  reinvestment of
  distributions...      3,130,119
 Payment for
  shares





  redeemed........     (1,426,650)
 Shares issued in
  connection with
  the acquisition
  of:
  CoreFund Bond
   Fund...........              0
  CoreFund Short
   Term Income
   Fund...........              0
  CoreFund Short
   Intermediate
   Bond Fund......              0
- --------------------------------------------------------------------------------------------------------------------
  Net increase
   (decrease) in
   net
   assets resulting
   from capital
   share
   transactions...    136,342,130
- --------------------------------------------------------------------------------------------------------------------
   Total increase
    (decrease) in
    net assets....    136,022,056
 NET ASSETS
 Beginning of
  period..........              0
- --------------------------------------------------------------------------------------------------------------------
 End of period....   $136,022,056
- --------------------------------------------------------------------------------------------------------------------
 Undistributed net
  investment
  income .........   $      4,751
- --------------------------------------------------------------------------------------------------------------------

   * Seven months ended September 30, 1998. The Fund changed its fiscal year end from the last day of February to September 30, effective September 30,1998.
  ** Funds commenced operations on November 24, 1997.
 *** Three months ended September 30, 1998. The Fund changed its fiscal year end from June 30 to September 30, effective September 30,1998.
**** Fund commenced operations on April 20, 1998.

                  See Combined Notes to Financial Statements.

- ----------------------------------------------------------------------------
                                   Evergreen
                           Select Fixed Income Fund
- ----------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS

                             ADJUSTABLE RATE FUND      INTERNATIONAL BOND FUND
                          ---------------------------  ------------------------
                              Year       Five Months
                             Ended          Ended            Year Ended
                          February 28,  February 28,*         June 30,
                          ------------  -------------  ------------------------
                              1998          1997           1998         1997
- -------------------------------------------------------------------------------
                                                                       (000's)
OPERATIONS
 Net investment income..  $  3,007,633  $  2,283,405   $   1,771,184  $   1,774
 Net realized gain
  (loss) on:
 Securities.............       297,743        27,179      (1,082,597)       423
 Foreign currency
  related transactions..             0             0         840,135





 Net change in
  unrealized
  appreciation
  (depreciation) on
  securities and foreign
  currency related
  transactions..........       (69,974)       38,889          38,713       (149)
- -------------------------------------------------------------------------------
 Net increase in net
  assets resulting from
  operations............     3,235,402     2,349,473       1,567,435      2,048
- -------------------------------------------------------------------------------
DISTRIBUTIONS TO
 SHAREHOLDERS FROM NET
 INVESTMENT INCOME
 Institutional Shares...    (2,543,452)   (1,889,020)     (2,380,391)    (2,621)
 Institutional Service
  Shares................      (437,527)     (214,330)        (14,784)       (13)
- -------------------------------------------------------------------------------
 Total distributions to
  shareholders..........    (2,980,979)   (2,103,350)     (2,395,175)    (2,634)
- -------------------------------------------------------------------------------
CAPITAL SHARE
 TRANSACTIONS
 Proceeds from shares
  sold..................    17,099,051    18,545,059       1,569,153        138
 Proceeds from
  reinvestment of
  distributions.........     2,868,485     2,386,262       2,047,650      2,685
 Payment for shares
  redeemed..............   (57,749,240)  (27,684,051)       (640,270)      (615)
- -------------------------------------------------------------------------------
 Net increase in net
  assets resulting from
  capital share
  transactions..........   (37,781,704)   (6,752,730)      2,976,533      2,208
- -------------------------------------------------------------------------------
  Total increase in net
   assets...............   (37,527,281)   (6,506,607)      2,148,793      1,622
NET ASSETS
 Beginning of period....    73,827,685    80,334,292      34,771,812     33,150
- -------------------------------------------------------------------------------
 END OF PERIOD..........  $ 36,300,404  $ 73,827,685   $  36,920,605  $  34,772
- -------------------------------------------------------------------------------
Undistributed net
 investment income .....  $    (10,097) $       (250)  $           0  $       0
- -------------------------------------------------------------------------------

* The Fund changed its fiscal year end from September 30 to the last day of February, effective February 28, 1997.

                  See Combined Notes to Financial Statements.

- ----------------------------------------------------------------------------

- ----------------------------------------------------------------------------

                     COMBINED NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION

The Evergreen Select Fixed Income Funds consist of Evergreen Select Adjustable

Rate Fund ("Adjustable Rate Fund"), Evergreen Select Core Bond Fund ("Core Bond Fund"), Evergreen Select Fixed Income Fund ("Fixed Income Fund"), Evergreen Select Income Plus Fund ("Income Plus Fund"), Evergreen Select Intermediate Tax Exempt Bond Fund ("Intermediate Bond Fund"), Evergreen Select International Bond Fund ("International Bond Fund"), Evergreen Select Limited Duration Fund ("Limited Duration Fund"), and Evergreen Select Total Return Bond Fund ("Total Return Bond Fund") (collectively, the "Funds"). Each Fund is a diversified series of Evergreen Select Fixed Income Trust (the "Trust"), a Delaware business trust organized on September 18, 1997. The Trust is an open end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Funds offer an Institutional Class of shares ("Class I") and an Institutional Service Class of shares ("Class IS"). Additionally, certain Funds offer an Institutional Charitable Class of shares ("Class IC"). Each class of shares is sold without a front-end sales charge or contingent deferred sales charge. Class IS shares pay an ongoing service fee. Class I and Class IS shares are available to institutional investors through broker-dealers, banks and other financial intermediaries. Class IC shares are available only to those investors that qualify as a non-profit organization under the Internal Revenue Code. Such organizations would include charitable trusts, non-profit hospitals, private foundations, private schools and colleges, public charities, religious entities and charitable remainder trusts.

2. REORGANIZATION OF COREFUND GLOBAL BOND FUND

Effective on the close of business August 28, 1998, the International Bond Fund acquired all of the assets and certain liabilities of the CoreFund Global Bond Fund (the "CoreFund") through a tax-free exchange of shares. Shareholders of Class A and Class Y shares of the CoreFund became owners of that number of full and fractional shares of Class IS and Class I, respectively, of the International Bond Fund having an aggregate net asset value equal to the aggregate net asset value of their shares of the CoreFund immediately prior to the close of business on August 28, 1998. The financial statements of the International Bond Fund reflect the historical financial results of the CoreFund prior to the reorganization. Additionally, the fiscal year end of the CoreFund for financial reporting and tax purposes was changed to coincide with that of the Trust.

3. COREFUND ACQUISITIONS

Effective July 27, 1998, the Funds noted below acquired substantially all the assets and assumed certain liabilities of the following management investment companies through tax-free exchanges. The value of net assets acquired, number of shares issued, unrealized appreciation acquired and the aggregate net assets of each Fund immediately after the acquisition are as follows:

                                                              Value of Net     Number of    Unrealized     Net Assets
Acquiring Fund                     Acquired Fund             Assets Acquired Shares Issued Appreciation After Acquisition
- ---------------------------------------------------------------------------------------------------------------------
Fixed Income Fund      CoreFund Short Intermediate Bond Fund  $172,039,588    28,782,616    $1,206,249   $  672,078,330
Income Plus Fund       CoreFund Bond Fund                     $162,950,788    28,298,931    $3,357,731   $1,341,154,434
Limited Duration Fund  CoreFund Short Term Income Fund        $ 32,918,994     3,162,720    $   82,968   $   86,669,648

4. CONVERSION INFORMATION

On November 24, 1997, the Fixed Income Fund, Income Plus Fund, Intermediate Bond Fund and Limited Duration Fund commenced operations of their respective Class I shares, and the Core Bond Fund commenced operations of its Class IC shares, as a result of a conversion of common trust funds managed by First Union National Bank ("FUNB"), a subsidiary of First Union Corporation ("First Union").






                               Core Bond   Fixed Income  Income Plus   Intermediate    Limited
                                  Fund         Fund          Fund       Bond Fund   Duration
Fund
                           ----------------------------------------------------------------
     Shares issued...........   37,986,480   78,155,087    201,873,263   11,507,322    4,756,439
     Net assets.............. $405,676,074 $465,572,501 $1,153,786,915 $746,085,404  $49,567,895
     Net asset value per
      share..................        10.68         5.96           5.72        64.84        10.42
     Unrealized appreciation
      of investments.........   17,548,179    7,194,614     52,895,358   28,765,870      350,938

The foregoing amounts are reflected as proceeds received from shares sold in the statements of changes in net assets.

- ----------------------------------------------------------------------------

- ----------------------------------------------------------------------------

               COMBINED NOTES TO FINANCIAL STATEMENTS (continued)

5. IN-KIND TRANSACTION

On January 21, 1998, the Evergreen Intermediate Term Bond Fund II, Class Y, executed a redemption in kind transaction of $107,122,275. This transaction resulted in the liquidation of substantially all of the net assets of this Fund's Class Y shares. In turn, on January 22, 1998, the assets from this transaction were transferred to the Core Bond Fund in exchange for 9,937,532 Class I shares. These amounts are reflected in proceeds from shares sold in the statement of changes in net assets. In exchange for these shares, investment securities, excluding cash and cash equivalents, with a cost and market value of $105,937,662, were contributed to the Fund. Additionally, Core Bond Fund received cash and other assets of $1,184,613 to complete the transaction.

6. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. VALUATION OF SECURITIES
U.S. government obligations held by the Funds are valued at the mean between the over-the-counter bid and asked prices. Corporate bonds, other fixed-income securities, and mortgage and other asset-backed securities are valued at prices provided by an independent pricing service. In determining a price for normal institutional-size transactions, the pricing service uses methods based on market transactions for comparable securities and analysis of various relationships between similar securities, which are generally recognized by institutional traders. Securities for which valuations are not readily available from an independent pricing service (including restricted securities) are valued at fair value as determined in good faith according to procedures established by the Board of Trustees.

Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. REPURCHASE AGREEMENTS
Each Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by the custodian on the Fund's behalf. Each Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, Adjustable Rate Fund along with certain other funds managed by Evergreen Investment Management Company (formerly Keystone Investment Management Company) ("EIMCO"), a subsidiary of First Union, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are fully collateralized by U.S. Treasury and/or federal agency obligations.

C. REVERSE REPURCHASE AGREEMENTS
To obtain short-term financing, the Funds may enter into reverse repurchase agreements with qualified third-party broker-dealers. Interest on the value of reverse repurchase agreements is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the custodian containing qualifying assets having a value not less than the repurchase price, including accrued interest. If the counterparty to the transaction is rendered insolvent, the ultimate realization of the securities to be repurchased by the Fund may be delayed or limited.

D. FOREIGN CURRENCY
The books and records of the Funds are maintained in United States (U.S.) dol-lars. Foreign currency amounts are translated into U.S. dollars as follows: market value of investments, other assets and liabilities at the daily rate of exchange; purchases and sales of investments, income and expenses at the rate of exchange prevailing on the respective dates of such transactions. Net unrealized foreign exchange gain (loss) resulting from

- ----------------------------------------------------------------------------

- ----------------------------------------------------------------------------

               COMBINED NOTES TO FINANCIAL STATEMENTS(continued)

changes in foreign currency exchange rates is a component of net unrealized appreciation (depreciation) on investments and foreign currency related transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency related transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received and is included in realized gain (loss) on foreign currency related transactions. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain (loss) on foreign currency related transactions.

E. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
The Funds may enter into forward foreign currency exchange contracts ("forward contracts") to settle portfolio purchases and sales of securities denominated in a foreign currency and to hedge certain foreign currency assets or liabilities. Forward contracts are recorded at the forward rate and marked-to-market daily. Realized gains and losses arising from such transactions are included in net realized gains or losses on foreign currency related transactions. The Fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract and is subject to the credit risk that the other party will not fulfill their obligations under the contract. Forward contracts involve elements of market risk in excess of the amount reflected in the statements of assets and liabilities.

F. SECURITIES LENDING
In order to generate income and to offset expenses, the Funds may lend portfolio securities to brokers, dealers and other financial organizations. The Funds' investment adviser will monitor the creditworthiness of such borrowers. Loans of securities may not exceed 30% of a Fund's total assets and will be collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities, including accrued interest. While such securities are on loan, the borrower will pay a Fund any income accruing thereon, and the Fund may invest the cash collateral in portfolio securities, thereby increasing its return. A Fund will have the right to call any such loan and obtain the securities loaned at any time on five days' notice. Any gain or loss in the market price of the loaned securities, which occurs during the term of the loan, would affect a Fund and its investors. A Fund may pay reasonable fees in connection with such loans.

G. SECURITY TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

H. FEDERAL TAXES
The Funds have qualified and intend to continue to qualify as regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Funds will not incur any federal income tax liability since they are expected to distribute all of their net investment company taxable income, net tax-exempt income and net capital gains, if any, to their shareholders. The Funds also intend to avoid any excise tax liability by making the required distributions under the Code. Accordingly, no provision for federal taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

I. DISTRIBUTIONS
Distributions from net investment income for the Funds are declared daily and paid monthly, with the exception of International Bond Fund which declares and pays dividends quarterly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and Capital gains distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

- ----------------------------------------------------------------------------

- ----------------------------------------------------------------------------

               COMBINED NOTES TO FINANCIAL STATEMENTS (continued)

J. CLASS ALLOCATIONS
Income,   expenses  (other  than  class  specific  expenses)  and  realized  and unrealized gains and losses are prorated among the classes based on the rela-tive net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for Class IS.

7. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest with a par value of $0.001 authorized. Shares of beneficial interest of the Funds are currently divided into Class I, Class IS and Class IC. Transactions in shares of the Funds were as follows:

Adjustable Rate Fund

                              Seven Months                                          Five Months
                                  Ended                   Year Ended                   Ended
                           September 30, 1998*         February 28,1998         February 28, 1997**
                         ------------------------  -------------------------  ---------------------
                           Shares       Amount       Shares        Amount       Shares        Amount
- ----------------------------------------------------------------------------------------------------
CLASS I
Shares sold.............    694,346  $  6,750,376      756,542  $  7,370,775    1,030,429  $ 10,000,000
Shares issued in
 reinvestment of
 distributions..........     76,201       739,024      254,776     2,481,417      221,061     2,145,897
Shares redeemed......... (1,040,259)  (10,108,386)  (5,579,904)  (54,382,797)    (830,759)   (8,073,653)
- ----------------------------------------------------------------------------------------------------
Net increase
 (decrease).............   (269,712) $ (2,618,986) (4,568,586)  $(44,530,605)     420,731  $  4,072,244
- ----------------------------------------------------------------------------------------------------
CLASS IS
Shares sold.............    603,561  $  5,870,016      996,337  $  9,728,276      879,121  $  8,545,059
Shares issued in
 reinvestment of
 distributions..........     18,011       174,774       39,661       387,068       24,800       240,365
Shares redeemed.........   (683,194)   (6,640,825)    (344,863)   (3,366,443)  (2,020,244)  (19,610,398)
- ----------------------------------------------------------------------------------------------------
Net increase
 (decrease).............    (61,622) $   (596,035)     691,135  $  6,748,901  (1,116,323)  $(10,824,974)
- ----------------------------------------------------------------------------------------------------

* The Fund changed its fiscal year end from the last day of February to September 30, effective September 30, 1998.
**The Fund changed its fiscal year end from September 30 to the last day of February, effective February 28, 1997.

Core Bond Fund

                                December 19, 1997
                             (Commencement of Class
                                 Operations) to
                               September 30, 1998
                                                    ----------------------
                                                      Shares        Amount
- ---------------------------------------------------------------------------
CLASS I
Shares sold........................................  25,320,737  $ 272,870,840
Shares issued in reinvestment of distributions.....     380,632      4,107,609
Shares redeemed.................................... (14,355,469)  (154,715,985)
- ---------------------------------------------------------------------------
Net increase.......................................  11,345,900  $ 122,262,464
- ---------------------------------------------------------------------------

                                  March 9, 1998
                             (Commencement of Class
                                 Operations) to





                               September 30, 1998
                                                       --------------------
                                                         Shares       Amount
- ----------------------------------------------------------------------------
CLASS IS
Shares sold...........................................      28,459  $   298,107
Shares issued in reinvestment of distributions........         466        5,043
Shares redeemed.......................................      (2,982)     (32,567)
- ----------------------------------------------------------------------------
Net increase..........................................      25,943  $   270,583
- ----------------------------------------------------------------------------

- ----------------------------------------------------------------------------

- ----------------------------------------------------------------------------

               COMBINED NOTES TO FINANCIAL STATEMENTS (continued)

Core Bond Fund

                                November 24, 1997
                             (Commencement of Class
                                 Operations) to
                               September 30, 1998
                                                       --------------------
                                                         Shares       Amount
- ----------------------------------------------------------------------------
CLASS IC
Shares sold........................................... 45,858,535  $490,292,904
Shares issued in reinvestment of distributions........      6,818        73,724
Shares redeemed....................................... (3,099,900)  (33,454,218)
- ----------------------------------------------------------------------------
Net increase.......................................... 42,765,453  $456,912,410
- ----------------------------------------------------------------------------

Fixed Income Fund

                                November 24, 1997
                             (Commencement of Class
                                 Operations) to
                               September 30, 1998
                                                    ---------------------
                                                      Shares        Amount
- --------------------------------------------------------------------------
CLASS I
Shares sold........................................  96,306,245  $574,168,788
Shares issued in acquisition of CoreFund Short
 Intermediate Bond Fund............................  28,361,801   169,524,345
Shares issued in reinvestment of distributions.....     367,945     2,225,816
Shares redeemed.................................... (15,780,546)  (94,528,967)
- --------------------------------------------------------------------------
Net increase....................................... 109,255,445  $651,389,982





- --------------------------------------------------------------------------

                                  March 9, 1998
                             (Commencement of Class
                                 Operations) to
                               September 30, 1998
                                                     --------------------
                                                       Shares       Amount
- --------------------------------------------------------------------------
CLASS IS
Shares sold.........................................  1,763,400  $ 10,540,504
Shares issued in acquisition of CoreFund Short
 Intermediate Bond Fund.............................    420,815     2,515,243
Shares issued in reinvestment of distributions......     22,476       135,212
Shares redeemed.....................................   (604,664)   (3,626,079)
- --------------------------------------------------------------------------
Net increase........................................  1,602,027  $  9,564,880
- --------------------------------------------------------------------------

Income Plus Fund

                                November 24, 1997
                             (Commencement of Class
                                 Operations) to
                               September 30, 1998
                                                  -----------------------
                                                    Shares         Amount
- --------------------------------------------------------------------------
CLASS I
Shares sold...................................... 231,167,025  $1,322,240,227
Shares issued in acquisition of CoreFund Bond
 Fund............................................  28,015,168     161,316,824
Shares issued in reinvestment of distributions...     300,191       1,753,774
Shares redeemed.................................. (28,469,435)   (163,795,977)
- --------------------------------------------------------------------------
Net increase..................................... 231,012,949  $1,321,514,848
- --------------------------------------------------------------------------

                                  March 2, 1998
                             (Commencement of Class
                                 Operations) to
                               September 30, 1998
                                                       -------------------
                                                         Shares      Amount
- ---------------------------------------------------------------------------
CLASS IS
Shares sold...........................................  2,219,376  $12,952,203
Shares issued in acquisition of CoreFund Bond Fund....    283,763    1,633,964
Shares issued in reinvestment of distributions........     17,172       99,631
Shares redeemed....................................... (1,248,097)  (7,189,590)
- ---------------------------------------------------------------------------
Net increase..........................................  1,272,214  $ 7,496,208





- ---------------------------------------------------------------------------

- ----------------------------------------------------------------------------

- ----------------------------------------------------------------------------

               COMBINED NOTES TO FINANCIAL STATEMENTS(continued)

Intermediate Tax Exempt Bond Fund

                                November 24, 1997
                             (Commencement of Class
                                 Operations) to
                               September 30, 1998
                                                       --------------------
                                                         Shares       Amount
- ----------------------------------------------------------------------------
CLASS I
Shares sold........................................... 12,457,190  $808,447,293
Shares issued in reinvestment of distributions........      1,174        77,276
Shares redeemed....................................... (1,328,980)  (87,315,146)
- ----------------------------------------------------------------------------
Net increase.......................................... 11,129,384  $721,209,423
- ----------------------------------------------------------------------------

                                  March 2, 1998
                             (Commencement of Class
                                 Operations) to
                               September 30, 1998
                                                       --------------------
                                                        Shares       Amount
- ----------------------------------------------------------------------------
CLASS IS
Shares sold...........................................   104,141  $   6,853,148
Shares issued in reinvestment of distributions........       647         42,755
Shares redeemed.......................................   (34,214)    (2,244,423)
- ----------------------------------------------------------------------------
Net increase..........................................    70,574  $   4,651,480
- ----------------------------------------------------------------------------

International Bond Fund

                            Three Months
                               Ended              Year Ended            Year Ended
                         September 30, 1998     June 30, 1998      June 30, 1997 (000's)
                         -------------------  -------------------  -------------------
                         Shares     Amount    Shares     Amount      Shares      Amount
- --------------------------------------------------------------------------------------
CLASS I





Shares sold............. 906,343  $8,607,462  157,657  $1,499,070           11  $     107
Shares issued in
 reinvestment of
 distributions..........  53,689     511,122  216,504   2,032,922          276      2,670
Shares redeemed.........  (7,356)    (70,319) (60,566)   (577,276)         (62)      (602)
- --------------------------------------------------------------------------------------
Net increase............ 952,676  $9,048,265  313,595  $2,954,716          225  $   2,175
- --------------------------------------------------------------------------------------
CLASS IS
Shares sold.............      22  $      208    7,353  $   70,083            3  $      31
Shares issued in
 reinvestment of
 distributions..........     177       1,681    1,571      14,728            1         15
Shares redeemed.........  (7,900)    (73,973)  (6,711)    (62,994)          (1)       (13)
- --------------------------------------------------------------------------------------
Net increase
 (decrease).............  (7,701) $  (72,084)   2,213  $   21,817            3  $      33
- --------------------------------------------------------------------------------------

Limited Duration Fund

                                November 24, 1997
                             (Commencement of Class
                                 Operations) to
                               September 30, 1998
                                                     --------------------
                                                       Shares       Amount
- --------------------------------------------------------------------------
CLASS I
Shares sold.........................................  7,297,523  $ 76,033,178
Shares issued in acquisition of CoreFund Short Term
 Income Fund........................................  3,109,745    32,367,615
Shares issued in reinvestment of distributions......    157,603     1,644,655
Shares redeemed..................................... (3,832,975)  (40,029,735)
- --------------------------------------------------------------------------
Net increase........................................  6,731,896  $ 70,015,713
- --------------------------------------------------------------------------

                                  July 28, 1998
                             (Commencement of Class
                               Operations) through
                               September 30, 1998
                                                     --------------------
                                                       Shares       Amount
- --------------------------------------------------------------------------
CLASS IS
Shares sold.........................................      4,835  $     50,385
Shares issued in acquisition of CoreFund Short Term
 Income Fund........................................     52,975       551,379
Shares issued in reinvestment of distributions......        596         6,245
Shares redeemed.....................................         (4)          (38)
- --------------------------------------------------------------------------
Net increase........................................     58,402  $    607,971
- --------------------------------------------------------------------------

- ----------------------------------------------------------------------------

- ----------------------------------------------------------------------------

               COMBINED NOTES TO FINANCIAL STATEMENTS (continued)

Total Return Bond Fund

                                 April 20, 1998
                             (Commencement of Class
                                 Operations) to
                               September 30, 1998
                                                      ---------------------
                                                        Shares       Amount
- ----------------------------------------------------------------------------
CLASS I
Shares sold..........................................  1,346,358  $ 134,570,252
Shares issued in reinvestment of distributions.......     31,423      3,130,119
Shares redeemed......................................    (13,905)    (1,381,981)
- ----------------------------------------------------------------------------
Net increase.........................................  1,363,876  $ 136,318,390
- ----------------------------------------------------------------------------

                                 August 3, 1998
                             (Commencement of Class
                                 Operations) to
                               September 30, 1998
                                                      ---------------------
                                                        Shares       Amount
- ----------------------------------------------------------------------------
CLASS IS
Shares sold..........................................        689  $      68,409
Shares issued in reinvestment of distributions.......          0              0
Shares redeemed......................................       (452)       (44,669)
- ----------------------------------------------------------------------------
Net increase.........................................        237  $      23,740
- ----------------------------------------------------------------------------

8. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the period ended September 30, 1998:

                                      Cost of Purchases          Proceeds from Sales
                                 --------------------------- -----------------------
                                  Government  Non-Government  Government  Non-Government
                               ----------------------------------------------------
       Adjustable Rate Fund....  $ 16,324,897  $          0  $ 15,353,426  $          0
       Core Bond Fund..........   452,648,618   128,416,776   322,257,170    64,552,939
       Fixed Income Fund.......   200,424.161    61,903,267   161,816,158    71,121,433
       Income Plus Fund........   404,061,589   134,491,186   265,388,031   162,632,219
       Intermediate Bond Fund..             0   343,961,060             0   343,718,606
       International Bond
        Fund...................     1,979,075     9,804,339             0     1,309,067





       Limited Duration Fund...             0    43,647,376    28,476,380    26,999,078
       Total Return Bond Fund..   134,920,063    91,221,124    60,227,273    31,444,637

The Adjustable Rate Fund had an average daily balance of reverse repurchase agreements outstanding during the seven months ended September 30, 1998 of $48,633 at a weighted average interest rate of 5.55%. The maximum amount of borrowing outstanding during the seven months ended September 30, 1998 was $1,440,888 (including accrued interest). As of September 30, 1998, the Fund had no outstanding reverse repurchase agreements.

For the fiscal years ended February 28, 1998 and June 30, 1998, Adjustable Rate Fund and International Bond Fund, respectively, had the following cost of purchases and proceeds from sales of investment securities (excluding short-term securities):

                                    Cost of Purchases         Proceeds from Sales
                                -------------------------- ----------------------
                                Government  Non-Government Government  Non-Government
                                 ------------------------------------------------
       Adjustable Rate Fund.... $48,809,646          --    $84,187,289          --
       International Bond
        Fund...................         --   $20,192,000           --   $11,888,000

The Income Plus Fund and Fixed Income Fund each loaned securities during the period ended September 30, 1998 to certain brokers who paid each Fund a negotiated lenders' fee. These fees are included in interest income. During the period ended September 30, 1998, the Funds earned $62,279 and $21,485, respectively, in income from securities lending. At September 30, 1998, the Funds had no securities on loan.

- ----------------------------------------------------------------------------

- ----------------------------------------------------------------------------

               COMBINED NOTES TO FINANCIAL STATEMENTS (continued)

On September 30, 1998, the tax cost and composition of gross unrealized gains and losses on investment securities based on the aggregate cost of investments for federal tax purposes was as follows:

                                                   Gross       Gross
                                      Tax       Unrealized  Unrealized   Net Unrealized
                                      Cost         Gains      Losses     Gains (Losses)
                                 --------------------------------------------------
       Adjustable Rate Fund....  $   32,726,464 $   112,923 $  (220,808)  $  (107,885)
       Core Bond Fund..........     566,629,781  24,557,062  (1,439,251)   23,117,811
       Fixed Income Fund.......     649,781,409  30,084,129  (3,516,701)   26,567,428
       Income Plus Fund........   1,269,414,951  99,173,752  (8,100,568)   91,073,184
       Intermediate Bond Fund..     699,113,382  44,976,863    (146,283)   44,830,580
       International Bond
        Fund...................      43,565,383   3,699,341  (1,155,794)    2,543,547
       Limited Duration Fund...      69,717,020   1,099,922     (49,605)    1,050,317
       Total Return Bond Fund..     135,331,060   3,775,920  (2,349,048)    1,426,872






As of September 30, 1998, the following funds had capital loss carryovers for federal income tax purposes as follows:

                                   Expiration
                       ---------------------------------------------------------------------
                                  2000     2001     2002      2003      2004     2005     2006
                       ---------------------------------------------------------------------
       Adjustable Rate Fund.... $198,000 $281,000      --  $   43,000      --       --  $ 81,000
       Fixed Income Fund.......                    157,000 $1,229,000
       International Bond
        Fund...................      --       --  $844,000        --  $729,000 $402,000 $923,000

Fixed Income Fund's capital loss carryforward was created as a result of the July 27, 1998 acquisition of substantially all the assets and assumption of certain liabilities of CoreFund Short Intermediate Fund. In accordance with income tax regulations, certain Fixed Income Fund gains may not be used to offset this capital loss carryforward. In addition to capital loss carryovers, capital losses incurred after October 31 within a Fund's fiscal year end are deemed to arise on the first business day of the Fund's following fiscal year. For the fiscal year ended September 30, 1998, Fixed Income Fund and Total Return Bond Fund have incurred and elected to defer $114,532 and $1,719,312 of capital loss, respectively.

9. DISTRIBUTION PLAN

Evergreen Distributor, Inc. ("EDI"), a wholly owned subsidiary of The BISYS Group Inc. ("BISYS"), serves as principal underwriter to the Funds.

Each Fund has adopted a Distribution Plan for Class IS shares, as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit a fund to reimburse its principal underwriter for costs related to selling shares of the fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the fund, are paid by the fund through expenses called "Distribution Plan expenses". Class IS currently pays a service fee equal to 0.25% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid monthly. Prior to July 1, 1998, SEI Financial Services ("SFS"), a wholly owned subsidiary of SEI, was the International Bond Fund's distributor.

Each of the Distribution Plans may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

10. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND OTHER AFFILIATED
TRANSACTIONS

EIMCO is the investment adviser for the Adjustable Rate Fund. In return for providing management and administrative services to the Fund, the Fund pays EIMCO a management fee that is calculated daily and paid monthly. The management fee is computed at an annual rate of 0.30% of the average daily net assets of the Fund.

First International Advisors, Inc. ("First International") (formerly Analytic TSA International), a subsidiary of First Union, is the investment adviser to the International Bond Fund. First International is paid a management fee that is calculated daily and paid monthly. The management fee is computed at an an-nual rate of 0.60% of

- ----------------------------------------------------------------------------

- ----------------------------------------------------------------------------

               COMBINED NOTES TO FINANCIAL STATEMENTS (continued)

the average daily net assets of the Fund. First International waived advisory fees of $45,948. Prior to July 1, 1998, the International Bond Fund had an investment advisory agreement with CoreState Investment Advisers, Inc. ("CSIA"). Under this agreement CSIA was paid a fee of 0.60% based on the annual average daily net assets of the Fund. Prior to July 1, 1998, First International provided sub-investment advisory services to the Fund. CSIA was responsible for the supervision, and payment of fees to First International. During the fiscal year ended June 30, 1998, CSIA waived fees of $35,984.

FUNB is the investment adviser for Core Bond Fund, Fixed Income Fund, Income Plus Fund, Intermediate Bond Fund, Limited Duration Fund, and Total Return Bond Fund. In return for providing investment management and administrative services to the Funds, each Fund pays FUNB a management fee that is calculated daily and paid monthly based on a percentage of the Fund's respective average daily net assets:

                                                      Annual
                                                   Advisory Fee
                                                   --------
             Core Bond Fund.......................    0.40%
             Fixed Income Fund....................    0.50%
             Income Plus Fund.....................    0.50%
             Intermediate Bond Fund...............    0.60%
             Limited Duration Fund................    0.30%
             Total Return Bond Fund...............    0.40%

FUNB has voluntarily agreed to reduce the investment advisory fee on each Fund by 0.10% and to reimburse a portion of each Fund's annual operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses). For the period ended September 30, 1998, FUNB voluntarily waived the following amounts:

                                                  Advisory Fees
                                                     Waived
                                                  -------------
             Core Bond Fund......................  $  526,182
             Fixed Income Fund...................     504,930
             Income Plus Fund....................   1,033,751
             Intermediate Bond Fund..............     639,284
             Limited Duration Fund...............     152,769
             Total Return Bond Fund..............     135,770

First International and EIMCO serve as sub-investment advisers to the Total Return Bond Fund. These services are being provided at no additional cost to the Fund. FUNB is responsible for the Supervision and payment of fees to First International and EIMCO.

Evergreen Investment Services, Inc. ("EIS"), a subsidiary of First Union, is the administrator and BISYS Fund Services is sub-administrator to the Funds. As administrator, EIS provides the Funds with facilities, equipment and personnel. As sub-administrator to the Funds, BISYS Fund Services provides the officers of the Funds. The administrator and sub-administrator for each Fund, other than Adjustable Rate Fund, are entitled to an annual fee based on the average daily net assets of the funds administered by EIS for which First Union or its investment advisory subsidiaries are also the investment advisers. The administration fee is calculated by applying percentage rates, which start at 0.05% and decline to 0.01% per annum as net assets increase, to the average daily net assets of the Fund. The sub-administration fee is calculated by applying percentage rates, which start at 0.01% and decline to 0.004% per annum as net assets increase, to the average daily net assets of the Fund.

Prior to July 1, 1998, SEI Fund Resources ("SFR") acted as the International Bond Fund's administrator. Under the terms of the agreement SFR was entitled to receive an annual fee of 0.25% of the average daily net assets of the Fund. For the year ended June 30, 1998, SFR waived fees of $32,564.

- ----------------------------------------------------------------------------

- ----------------------------------------------------------------------------

               COMBINED NOTES TO FINANCIAL STATEMENTS (continued)

During the period ended September 30, 1998, the Funds, other than Adjustable Rate Fund, paid or accrued to EIS and BISYS the following amounts for certain administrative services:

                                                 EIS    BISYS
                                               -------- ------
             Core Bond Fund................... $108,456 25,414
             Fixed Income Fund................  101,741 24,210
             Income Plus Fund.................  237,098 56,265
             Intermediate Bond Fund...........  148,193 34,905
             International Bond Fund..........    1,093    642
             Limited Duration Fund............   11,778  2,813
             Total Return Bond Fund...........    5,827  8,423

Evergreen Service Company ("ESC"), a wholly-owned subsidiary of First Union, serves as the transfer and dividend disbursing agent for the Funds. The Funds have entered into an expense offset arrangement with ESC, relating to certain cash balances held at First Union for the benefit of the Funds. Prior to August 28, 1998, Boston Financial Data Services ("BFDS") was the transfer and dividend disbursing agent for the International Bond Fund.

Prior to the reorganization of International Bond Fund on July 1, 1998, Corestates Bank (now First Union) served as Custodian to the Fund. Under the Custodian Agreement, CoreStates Bank held the Fund's securities and cash items, made receipts and disbursements of money on behalf of the Fund, collected and received all income and other payments and distributions on account of the Fund's securities and performed other related services.

Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds.

11. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an expense offset arrangement with their custodian. The uninvested cash deposited with the custodian under this expense offset arrangement could have been invested in income-producing assets.

12. DEFERRED TRUSTEES' FEES

Each Independent Trustee of the Funds may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in each Fund's Trustees' fees and expenses. Trustees will be paid either in one lump sum or in quarterly installments for up to ten years at their election, not earlier than either the year in which the Trustee ceases to be a member of the Board of Trustees or January 1, 2000.

- ----------------------------------------------------------------------------

- ----------------------------------------------------------------------------
                          INDEPENDENT AUDITORS' REPORT

The Trustees and Shareholders
Evergreen Select Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Evergreen Select Adjustable Rate Fund, a series of the Evergreen Select Fixed Income Trust, as of September 30, 1998, and the related statements of operations for the seven months then ended and the year ended February 28, 1998, the statements of changes in net assets for the seven months ended September 30, 1998, the year ended February 28, 1998 and the five months ended February 28, 1997, and the financial highlights for the six years or periods ended September 30, 1998. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Evergreen Select Adjustable Rate Fund as of September 30, 1998, the results of its operations, changes in its net assets and financial highlights for each of the years or periods specified in the first paragraph above in conformity with generally accepted accounting principles.

                                            KPMG Peat Marwick LLP

Boston, Massachusetts

November 6, 1998

- ----------------------------------------------------------------------------

- ----------------------------------------------------------------------------

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of Evergreen Select Core Bond Fund, Evergreen Select Fixed Income Fund, Evergreen Select Income Plus Fund, Evergreen Select Intermediate Tax Exempt Bond Fund,
Evergreen Select International Bond Fund, Evergreen Select Limited Duration Fund and Evergreen Select Total Return Bond Fund

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Evergreen Select Core Bond Fund, Evergreen Select Fixed Income Fund, Evergreen Select Income Plus Fund, Evergreen Select Intermediate Tax Exempt Bond Fund, Evergreen Select International Bond Fund, Evergreen Select Limited Duration Fund and Evergreen Select Total Return Bond Fund (the "Funds") at September 30, 1998, the results of operations, changes in net assets and financial highlights of Evergreen Select International Bond Fund for the three months in the period then ended, and the results of operations, changes in net assets and financial highlights of Evergreen Select Total Return Bond Fund, Evergreen Select Core Bond Fund, Evergreen Select Fixed Income Fund, Evergreen Select Income Plus Fund, Evergreen Select Intermediate Tax Exempt Bond Fund and Evergreen Select Limited Duration Fund for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above. The statement of operations of Evergreen Select International Bond Fund for the year ended June 30, 1998, the statement of changes in net assets for each of the two years in the period ended June 30, 1998, and the financial highlights for each of the four years in the period ended June 30, 1998 and for the period December 15, 1993 (commencement of operations) through June 30, 1994 were audited by other independent accountants whose report dated August 25, 1998 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP

1177 Avenue of the Americas
New York, NY 10036

November 23, 1998

- ----------------------------------------------------------------------------

- ----------------------------------------------------------------------------

                       ADDITIONAL INFORMATION (UNAUDITED)

YEAR 2000

Like other investment companies, the Funds could be adversely affected if the computer systems used by the Funds' investment advisers and the Funds' other service providers are not able to perform their intended functions effectively after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. The Funds' investment advisers are taking steps to address this potential year 2000 problem with respect to the computer systems that they use and to obtain satisfactory assurances that comparable steps are being taken by the Funds' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds from this problem.

FEDERAL TAX STATUS OF DIVIDENDS

For the fiscal period ended 9/30/98, 99.16% of the dividends from net investment income of the Select Intermediate Tax Exempt Fund are exempt from federal income tax, other than alternative minimum tax.

                            Evergreen Select Funds


Money Market                            Growth and Income/
Money Market Fund                       Balanced
Treasury Money Market Fund              Equity Income Fund
100% Treasury Money Market Fund         Balanced Fund
Municipal Money Market Fund
                                        Growth
Municipal Fixed                         Small Company Growth Fund
Income                                  Small Company Value Fund
Intermediate Tax Exempt Bond Fund       Strategic Growth Fund
                                        Common Stock Fund
Taxable Fixed                           Large Cap Blend Fund
Income                                  Strategic Value Fund
International Bond Fund                 Diversified Value Fund
Total Return Bond Fund                  Social Principles Fund
Income Plus Fund
Core Bond Fund
Fixed Income Fund
Adjustable Rate Fund
Limited Duration Fund

                                                         543698    RVO 11/98

                                    BULK RATE
                                  U.S. POSTAGE
                                      PAID
                                  PERMIT NO. 19
                                   HUDSON, MA

[LOGO OF EVERGREEN FUNDS(SM) APPEARS HERE]

200 Berkeley Street
Boston, MA 02116

Evergreen Select Core Bond Fund
Pro Forma Combining Financial Statements
Schedule of Investments (Unaudited)
September 30, 1998

                                                                              Core Bond Fund            Tattersall Fund
                                                                         -----------------------   --------------------------
                                                                           Principal                 Principal
                                                  Coupon   Maturity Date    Amount         Value       Amount        Value
----------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 2.8%
Student Loan Marketing Assoc. - 0.7%
SLMA                                              5.08%      10/25/05                                $2,138,652   $ 2,122,612
SLMA                                              5.82%       4/25/06                                 2,611,941     2,592,351
SLMA                                              5.25%        1/1/07                                   428,277       428,277
                                                                                         ------------------------------------
                                                                                                                    5,143,240
                                                                                                                  -----------
Other - 2.1%
Advanta Mortgage Loan Trust                       6.85%       5/25/12     $  514,822    $  513,810
Bankamerica                                       8.00%      10/10/26                                   650,000       705,510
CIT Receivables                                   5.40%      12/15/11                                   499,321       502,127
CIT Receivables                                   6.50%       4/15/11                                   197,138       200,771
Delta Funding Home Equity Loan Trust              6.60%       1/25/12      4,832,483     4,835,937
Fleetwood                                         4.70%       7/15/09                                   397,429       395,812
Fleetwood                                         6.75%      10/15/11                                   378,938       391,845
Greentree Financial                               7.24%       6/15/28                                   775,000       812,293
Greentree Financial                               6.18%       6/15/19                                 1,337,868     1,353,922
GT                                                7.62%       4/15/28                                   700,000       753,151
Jet Equipment Trust                               9.41%       6/15/10      2,000,000     2,486,116
UCFC Loan Trust                                   7.15%      12/15/13      2,015,000     2,078,854
                                                                          ---------------------------------------------------
                                                                                         9,914,717                  5,115,431
                                                                          ---------------------------------------------------
Total Asset-Backed Securities (cost $19,918,939)                                         9,914,717                 10,258,671
                                                                                        ----------

CORPORATE BONDS & NOTES - 20.2% Automotive Equipment & Manufacturing - 0.7%
Dana Corporation                                  7.00%       3/15/28                                   425,000       429,246
Ford Motor Co.                                    6.63%       2/15/28                                   300,000       303,759
Ford Motor Co.                                    8.90%       1/15/32                                   335,000       428,706
Ford Motor Co.                                    6.63%       10/1/28                                   900,000       912,519
GMAC                                              6.80%       4/17/01                                 1,400,000     1,456,209
General Motors                                    8.80%        3/1/21                                   235,000       295,797
TRW Inc.                                          6.25%       1/15/10                                   425,000       451,180
TRW Inc.                                          9.35%        6/4/20                                   350,000       453,968
                                                                                                     ------------------------
                                                                                                                    4,731,384
                                                                                                                   ----------
Banks - 4.6%
Bank Of New York                                  6.50%       12/1/03                                   610,000       638,566
Firstar Bank, Milwaukee                           6.25%       12/1/02                                 2,450,000     2,556,820
Harris Bancorp                                    9.38%        6/1/01      1,000,000     1,100,984
NBD Bank N.A., Subordinated Note                  8.25%       11/1/24      4,000,000     4,809,984
NCNB Texas National Bank, Dallas Texas            9.50%        6/1/04      5,000,000     5,999,150
National City Bank                                7.20%       5/15/05                                   900,000       975,384
Norwest Financial                                 6.05%      11/19/99                                   450,000       455,076
State Street Boston Corp.                         7.35%       6/15/26      8,000,000     9,165,800
SunTrust Bank                                     6.13%       2/15/04                                   340,000       352,230
SunTrust Banks Inc.                               6.00%       2/15/26      2,455,000     2,510,407
Westpac Banking                                   9.13%       8/15/01      4,000,000     4,385,976
                                                                          ---------------------------------------------------
                                                                                        27,972,301                  4,978,076
                                                                                        ----------                  ---------
Brokers - 0.1%
Morgan Stanley Dean Witter                        6.09%        9/9/01                                   500,000       510,885
                                                                                                     ------------------------
Diversified Companies - 0.1%
Textron Inc.                                      6.63%      11/15/07                                   510,000       548,444
                                                                                                     ------------------------

Finance - 4.6%
Associates Corp. North America                    5.75%      10/15/03                                   700,000       709,303
Associates Corp. North America                    5.96%       5/15/37      6,500,000     6,579,372
Beneficial Corp.                                  6.33%       10/9/01                                   800,000       824,472
Chrysler Financial Corp. MTN                      6.16%       7/28/99      7,930,000     7,969,230
Finova Capital Corp.                              6.25%       8/15/00                                   385,000       390,425
Ford Motor Credit Co.                             8.00%       1/15/99      1,300,000     1,308,167
General Electric Capital Corp.                    6.29%      12/15/07      7,500,000     7,750,425
GMAC                                              7.75%       1/15/99      3,150,000     3,168,421
KFW International Finance                         8.85%       6/15/99      1,500,000     1,538,433
Mellon Financial                                  7.63%      11/15/99                                   915,000       938,616
Merrill Lynch & Co. Inc.                          8.40%       11/1/19      1,600,000     1,828,202
                                                                          ---------------------------------------------------
                                                                                        30,142,250                  2,862,816
                                                                                        ----------                 ----------
Food & Beverages - 0.1%
Coca-Cola Enterprises                             6.75%       1/15/38                                   440,000       448,052
Coca Cola Enterprises                             6.75%       9/15/28                                   325,000       335,693
                                                                                                      -----------------------
                                                                                                                      783,745
                                                                                                                   ----------
Industrial Specialty Products & Services - 1.4%
Dow Chemical Co.                                  8.55%      10/15/09      5,338,000     6,467,873
Owens Corning                                     7.50%        5/1/05      3,000,000     3,182,685
                                                                          ------------------------
                                                                                         9,650,558
                                                                                        ----------
Information Services & Technology - 0.1%
IBM Corp.                                         6.50%       1/15/28                                   950,000       992,418
                                                                                                      -----------------------





                                    Pro Forma
                                    Combined
                                                    ------------------------
                                                       Principal
                                                         Amount        Value
- ----------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 2.8%
Student Loan Marketing Assoc. - 0.7%
SLMA                                                $ 2,138,652   $ 2,122,612
SLMA                                                  2,611,941     2,592,351
SLMA                                                    428,277       428,277
                                                    -------------------------
                                                                    5,143,240
                                                                  -----------
Other - 2.1%
Advanta Mortgage Loan Trust                             514,822       513,810
Bankamerica                                             650,000       705,510
CIT Receivables                                         499,321       502,127
CIT Receivables                                         197,138       200,771
Delta Funding Home Equity Loan Trust                  4,832,483     4,835,937
Fleetwood                                               397,429       395,812
Fleetwood                                               378,938       391,845
Greentree Financial                                     775,000       812,293
Greentree Financial                                   1,337,868     1,353,922
GT                                                      700,000       753,151
Jet Equipment Trust                                   2,000,000     2,486,116
UCFC Loan Trust                                       2,015,000     2,078,854
                                                    -------------------------
                                                                   15,030,148
                                                    -------------------------
Total Asset-Backed Securities (cost $19,918,939)                   20,173,388
                                                                  -----------
CORPORATE BONDS & NOTES - 20.2% Automotive Equipment & Manufacturing - 0.7%
Dana Corporation                                        425,000       429,246
Ford Motor Co.                                          300,000       303,759
Ford Motor Co.                                          335,000       428,706
Ford Motor Co.                                          900,000       912,519
GMAC                                                  1,400,000     1,456,209
General Motors                                          235,000       295,797
TRW Inc.                                                425,000       451,180
TRW Inc.                                                350,000       453,968
                                                    -------------------------
                                                                    4,731,384
                                                                  -----------
Banks - 4.6%
Bank Of New York                                        610,000       638,566
Firstar Bank, Milwaukee                               2,450,000     2,556,820
Harris Bancorp                                        1,000,000     1,100,984
NBD Bank N.A., Subordinated Note                      4,000,000     4,809,984
NCNB Texas National Bank, Dallas Texas                5,000,000     5,999,150
National City Bank                                      900,000       975,384
Norwest Financial                                       450,000       455,076
State Street Boston Corp.                             8,000,000     9,165,800
SunTrust Bank                                           340,000       352,230
SunTrust Banks Inc.                                   2,455,000     2,510,407
Westpac Banking                                       4,000,000     4,385,976
                                                    -------------------------
                                                                   32,950,377
                                                                  -----------
Brokers - 0.1%
Morgan Stanley Dean Witter                              500,000       510,885
                                                    -------------------------

Diversified Companies - 0.1%
Textron Inc.                                            510,000       548,444
                                                    -------------------------

Finance - 4.6%
Associates Corp. North America                          700,000       709,303
Associates Corp. North America                        6,500,000     6,579,372
Beneficial Corp.                                        800,000       824,472
Chrysler Financial Corp. MTN                          7,930,000     7,969,230
Finova Capital Corp.                                    385,000       390,425
Ford Motor Credit Co.                                 1,300,000     1,308,167
General Electric Capital Corp.                        7,500,000     7,750,425
GMAC                                                  3,150,000     3,168,421
KFW International Finance                             1,500,000     1,538,433
Mellon Financial                                        915,000       938,616
Merrill Lynch & Co. Inc.                              1,600,000     1,828,202
                                                    -------------------------
                                                                   33,005,066
                                                                  -----------
Food & Beverages - 0.1%
Coca-Cola Enterprises                                   440,000       448,052
Coca Cola Enterprises                                   325,000       335,693
                                                    -------------------------
                                                                      783,745
                                                                  -----------
Industrial Specialty Products & Services - 1.4%
Dow Chemical Co.                                      5,338,000     6,467,873
Owens Corning                                         3,000,000     3,182,685
                                                    -------------------------
                                                                    9,650,558
                                                                  -----------
Information Services & Technology - 0.1%
IBM Corp.                                               950,000       992,418
                                                    -------------------------

Evergreen Select Core Bond Fund
Pro Forma Combining Financial Statements
Schedule of Investments (Unaudited)
September 30, 1998

                                                                              Core Bond Fund                  Tattersall Fund
                                                                             --------------------------  --------------------------
                                                                              Principal                   Principal
                                                   Coupon     Maturity Date     Amount          Value       Amount        Value
-----------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES (continued)

Insurance - 0.8%
Allmerica Financial Corp.                          7.63%         10/15/25                                  $ 390,000      $ 415,892
Allstate Corp.                                     6.75%          5/15/18    $ 3,800,000     $ 3,864,163
Lincoln National Corp.                             7.00%          3/15/18      1,700,000       1,760,593
                                                                             -----------     -----------   ---------     ----------
                                                                                               5,624,756                    415,892
Leasing - 0.2%                                                                               -----------                 ----------
International Lease Finance Corp.                  6.42%          9/11/00                                  1,315,000      1,348,953
                                                                                                           ---------     ----------
Manufacturing - Distributing - 0.9%
Deere & Co.                                        8.95%          6/15/19      2,100,000       2,643,936
Ford Motor Co.                                     9.00%          9/15/01      3,500,000       3,879,449
                                                                             -----------     -----------
                                                                                               6,523,385
                                                                                             -----------
Metals & Mining - 0.1%
ALCOA Inc.                                         6.50%          6/15/18                                    775,000        794,693
                                                                                                           ---------     ----------
Oil/Energy - 2.1%
Phillips Petroleum Co.                             7.13%          3/15/28     14,160,000      14,917,702
Phillips Petroleum Co.                             6.65%          7/15/18                                    375,000        384,581
                                                                             -----------     -----------   ---------     ----------
                                                                                              14,917,702                    384,581
                                                                                             -----------                 ----------
Paper & Packaging - 1.8%
Caliber Systems Inc.                               7.80%           8/1/06      5,520,000       6,001,862
Union Camp Inc.                                    6.50%         11/15/07                                    325,000        339,541
Westvaco Corp.                                     7.75%          2/15/23      6,000,000       6,754,260
                                                                             -----------     -----------
                                                                                              12,756,122                    339,541
                                                                                             -----------                 ----------
Real Estate - 0.6%
Avalon Properties Inc.                             6.63%          1/15/05                                    485,000        483,623
BRE Properties Inc.                                7.13%          2/15/13                                    425,000        427,486
Duke Realty LP                                     7.05%           3/1/06                                    470,000        478,394
Duke Realty LP                                     6.75%          5/30/08                                    510,000        507,460
Equity Residential Inc.                            6.55%         11/15/01                                    875,000        887,398
Equity Residential Inc.                            6.63%          4/13/05                                    450,000        449,240
JDN Realty Corp.                                   6.95%           8/1/07                                    375,000        395,456
Price Development Co.                              7.29%          3/11/08                                    485,000        484,370
                                                                                                                          4,113,427
                                                                                                                         ----------
Retailing & Wholesale - 0.6%
Dayton Hudson Corp.                                6.75%           1/1/28                                    370,000        376,242
May Department Stores Inc.                         7.45%          9/15/11                                    275,000        314,168
May Department Stores Inc.                         6.70%          9/15/28                                    650,000        670,969
Sears Roebuck Acceptance Corp.                     5.63%           2/7/01                                  1,500,000      1,518,074
Sears Roebuck Inc.                                 6.86%           7/3/01                                    750,000        782,288
Sears Roebuck Inc.                                 6.99%          9/30/02                                    750,000        798,383
                                                                                                                         ----------
                                                                                                                          4,460,124
                                                                                                                         ----------
Telecommunication Services & Equipment - 0.3%
Bellsouth Telecommunications Inc.                  6.38%           6/1/28                                  1,075,000      1,128,965
Pacific Bell Inc.                                  6.63%          11/1/09                                    600,000        667,074
                                                                                                          ----------     ----------
                                                                                                                          1,796,039
                                                                                                                         ----------
Transportation - 0.1%
United Parcel Service Inc.                         8.38%           4/1/30                                    420,000        534,790
                                                                                                          ----------     ----------
Utilities - 1.0%
Alltel Corp.                                       6.50%          11/1/13      1,100,000       1,213,425

Carolina Power & Light Co.                         8.63%          9/15/21      2,000,000       2,598,606
Tenaska Washington Partners LP [a]                 6.79%          9/23/11      3,000,000       3,142,500
                                                                             -----------     -----------
                                                                                               6,954,531
                                                                             -----------     -----------
Total Corporate Bonds & Notes (cost $136,609,875)                                            114,541,605                 29,595,808
                                                                                             -----------                 ----------
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.0%
Collateralized Mortgage Obligation Trust 22        7.95%           5/1/17      2,801,488       2,832,598
Drexel Burnham Lambert CMO                         8.50%           7/1/14         47,937          48,024
Federal National Mortgage Association REMIC        5.50%          2/25/15      6,098,250       6,088,767
Federal National Mortgage Association REMIC        7.75%          9/25/22      4,600,000       4,945,013
                                                                             -----------     -----------
Total Collateralized Mortgage Obligations (cost $13,494,035)                                  13,914,402
                                                                                             -----------
MORTGAGE-BACKED SECURITIES - 30.3%
Federal Home Loan Mortgage Corp. - 8.2%
FHLMC                                              6.44%          10/1/98      7,873,374       8,121,952
FHLMC                                              6.50% 10/1/08 - 4/1/28     17,757,713      18,094,044   1,425,000      1,510,352
FHLMC                                              6.75%           2/1/07                                    825,000        883,781
FHLMC                                              7.00% 3/15/07 - 4/1/28     17,399,678      17,876,081   2,525,194      2,694,414
FHLMC                                              7.50%           5/1/09      1,446,882       1,492,097
FHLMC                                              7.67%          10/1/98      1,863,315       1,973,381
FHLMC                                              8.00%          10/1/25        761,028         786,812
FHLMC, PC Guaranteed                               5.85%          1/25/19      2,900,000       2,931,174
FHLMC, PC Guaranteed                               6.50%          4/15/18      2,000,000       2,031,067
                                                                              ----------      ----------
                                                                                              53,306,608                  5,088,547
                                                                                              ----------                -----------






                                                                     Pro Forma
                                                                     Combined
                                                              -----------------------
                                    Principal
                                                               Amount        Value
                                                             ------------ -----------
CORPORATE BONDS & NOTES (continued)

Insurance - 0.8%
Allmerica Financial Corp.                                    $  390,000   $   415,892
Allstate Corp.                                                3,800,000     3,864,163
Lincoln National Corp.                                        1,700,000     1,760,593
                                                             ----------   -----------
                                                                            6,040,648
                                                                          -----------
Leasing - 0.2%
International Lease Finance Corp.                             1,315,000     1,348,953
                                                             ----------   -----------
Manufacturing - Distributing - 0.9%
Deere & Co.                                                   2,100,000     2,643,936
Ford Motor Co.                                                3,500,000     3,879,449
                                                             ----------   -----------
                                                                            6,523,385
                                                                          -----------
Metals & Mining - 0.1%
ALCOA Inc.                                                      775,000       794,693
                                                             ----------   -----------
Oil/Energy - 2.1%
Phillips Petroleum Co.                                       14,160,000    14,917,702
Phillips Petroleum Co.                                          375,000       384,581
                                                             ----------   -----------
                                                                           15,302,283
                                                                          -----------
Paper & Packaging - 1.8%
Caliber Systems Inc.                                          5,520,000     6,001,862
Union Camp Inc.                                                 325,000       339,541
Westvaco Corp.                                                6,000,000     6,754,260
                                                             ----------   -----------
                                                                           13,095,663
                                                                          -----------
Real Estate - 0.6%
Avalon Properties Inc.                                          485,000       483,623
BRE Properties Inc.                                             425,000       427,486
Duke Realty LP                                                  470,000       478,394
Duke Realty LP                                                  510,000       507,460
Equity Residential Inc.                                         875,000       887,398
Equity Residential Inc.                                         450,000       449,240
JDN Realty Corp.                                                375,000       395,456
Price Development Co.                                           485,000       484,370
                                                             ----------   -----------
                                                                            4,113,427
                                                                          -----------
Retailing & Wholesale - 0.6%
Dayton Hudson Corp.                                             370,000       376,242
May Department Stores Inc.                                      275,000       314,168
May Department Stores Inc.                                      650,000       670,969
Sears Roebuck Acceptance Corp.                                1,500,000     1,518,074
Sears Roebuck Inc.                                              750,000       782,288
Sears Roebuck Inc.                                              750,000       798,383
                                                             ----------   -----------
                                                                            4,460,124
                                                                          -----------
Telecommunication Services & Equipment - 0.3%
Bellsouth Telecommunications Inc.                             1,075,000     1,128,965
Pacific Bell Inc.                                               600,000       667,074
                                                             ----------   -----------
                                                                            1,796,039
                                                                          -----------
Transportation - 0.1%
United Parcel Service Inc.                                      420,000       534,790
                                                             ----------   -----------
Utilities - 1.0%
Alltel Corp.                                                  1,100,000     1,213,425
Carolina Power & Light Co.                                    2,000,000     2,598,606
Tenaska Washington Partners LP [a]                            3,000,000     3,142,500
                                                             ----------   -----------
                                                                            6,954,531
                                                                          -----------
Total Corporate Bonds & Notes (cost $136,609,875)                         144,137,413
                                                                          -----------
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.0%
Collateralized Mortgage Obligation Trust 22                   2,801,488     2,832,598
Drexel Burnham Lambert CMO                                       47,937        48,024
Federal National Mortgage Association REMIC                   6,098,250     6,088,767
Federal National Mortgage Association REMIC                   4,600,000     4,945,013
                                                             ----------   -----------
Total Collateralized Mortgage Obligations (cost $ 13,494,035)              13,914,402
                                                                          -----------
MORTGAGE-BACKED SECURITIES - 30.3%
Federal Home Loan Mortgage Corp. - 8.2%
FHLMC                                                         7,873,374     8,121,952
FHLMC                                                        19,182,713    19,604,396
FHLMC                                                           825,000       883,781
FHLMC                                                        19,924,872    20,570,495
FHLMC                                                         1,446,882     1,492,097
FHLMC                                                         1,863,315     1,973,381
FHLMC                                                           761,028       786,812
FHLMC, PC Guaranteed                                          2,900,000     2,931,174
FHLMC, PC Guaranteed                                          2,000,000     2,031,067
                                                             ----------   -----------
                                                                           58,395,155
                                                                          -----------






Evergreen Select Core Bond Fund
Pro Forma Combining Financial Statements
Schedule of Investments (Unaudited)
September 30, 1998

                                                                                   Core Bond Fund            Tattersall Fund
                                                                            ---------------------------  -------------------------
                                                                              Principal                   Principal
                                                   Coupon     Maturity Date     Amount          Value       Amount        Value
----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES (continued)

Federal National Mortgage Assoc. - 8.0%
FNMA                                                6.00%  11/1/00 - 11/1/28  $10,909,940  $ 10,969,073    $7,585,628   $ 7,603,479
FNMA                                                6.16%            10/1/98    5,038,078     5,155,117
FNMA                                                6.19%             9/1/08                                1,275,000     1,338,152
FNMA                                                6.45%             8/1/13                                  750,000       778,125
FNMA                                                6.46%             9/1/27    5,174,664     5,271,860
FNMA                                                6.50%  10/1/98 - 10/2/28   11,109,438    11,328,160     4,210,000     4,403,236
FNMA                                                6.70%            11/1/07                                  545,801       589,397
FNMA                                                6.78%             4/1/04                                  813,176       864,508
FNMA                                                6.81%             8/1/04                                1,460,651     1,561,755
FNMA                                                6.87%             4/1/06                                  557,395       603,032
FNMA                                                7.00%    7/1/05 - 9/1/07                                1,386,825     1,455,637
FNMA                                                7.13%             5/1/04                                1,186,519     1,283,851
FNMA                                                7.27%            10/1/98    1,318,253     1,353,484
FNMA                                                7.50%  5/25/07 - 5/25/21                                1,232,077     1,334,961
FNMA                                                8.00%            7/25/22                                  776,666       857,727
FNMA                                                8.66%             1/1/05                                  597,119       682,022
                                                                              -------------------------    ------------------------
                                                                                             34,077,694                  23,355,882
                                                                                            -----------                 -----------
Government National Mortgage Assoc. - 13.6%
GNMA                                                6.00%  3/15/11 - 4/15/11    2,844,497     2,889,583
GNMA                                                6.50%  10/1/98 - 7/15/28   20,957,769    21,464,133
GNMA                                                7.00% 10/1/98 - 10/15/28   40,816,251    42,109,142     6,502,039     6,670,605
GNMA                                                7.50% 8/15/12 - 12/15/27    4,628,466     4,801,138     5,157,767     5,351,393
GNMA                                                8.00%  6/15/24 - 8/15/27   11,390,685    11,916,743
GNMA                                                8.85%  5/15/18 - 7/15/18                                  580,594       623,192
GNMA                                                9.00%  4/15/20 - 8/15/21      872,645       931,277
GNMA                                                9.50%            2/15/21      355,552       384,219
                                                                              -------------------------    ------------------------
                                                                                             84,496,235                  12,645,190
                                                                                            -----------                 -----------
Other - 0.5%
Contimortgage                                       6.19%            1/15/14                                  925,000       936,849
CSFB                                                6.26%           12/17/07                                  811,923       837,296
GSMS                                                6.31%            4/13/31                                1,195,371     1,231,606
Lehman Brothers Mtge. Trust                         8.00%            3/20/99                                  184,074       184,074
                                                                                                                        -----------
                                                                                                                          3,189,825
                                                                              -----------------------------------------------------
Total Mortgage-Backed Securities (cost $212,578,677)                                        171,880,537                  44,279,444
                                                                                            -----------                 -----------
U.S. AGENCY OBLIGATIONS - 10.4%
Farm Credit Systems Financial Assist Corp.          8.80%            6/10/05    8,300,000    10,136,018
Farm Credit Systems Financial Assist Corp.          9.38%            7/21/03    6,000,000     7,169,820
Federal Farm Credit Bank                            8.65%            10/1/99    5,000,000     5,186,295
Federal National Mortgage Association               6.00%            5/15/08   47,700,000    51,500,021
                                                                              -----------------------------------------------------
Total U.S. Agency Obligations (cost $69,737,928)                                             73,992,154
                                                                                            -----------
U.S. TREASURY OBLIGATIONS - 13.5%
U.S. Treasury Bonds
United States Treasury Bonds                        6.88%            8/15/25   10,185,000    12,654,873
United States Treasury Bonds                        8.75%            5/15/17    1,400,000     2,000,688
United States Treasury Bonds                        8.13%            8/15/21                                6,855,000     9,505,966
United States Treasury Bonds                        8.88%            8/15/17    3,950,000     5,713,924
U.S. Treasury Notes
United States Treasury Notes                        3.38%            1/15/07                                1,704,766     1,679,194
United States Treasury Notes                        3.63%            7/15/02    5,093,800     5,117,680
United States Treasury Notes                        5.88%            1/31/99   15,000,000    15,065,640
United States Treasury Notes                        5.88%           11/15/05   20,000,000    21,831,260
United States Treasury Notes                        6.50%            5/31/01                                3,155,000     3,321,142
United States Treasury Notes                        6.50%           10/15/06   15,000,000    17,043,764
United States Treasury Notes                        7.00%            7/15/06                                2,260,000     2,632,900
                                                                              -----------------------------------------------------
Total U.S. Treasury Obligations (cost $93,564,472)                                           79,427,829                  17,139,202
                                                                                            -----------                 -----------
YANKEE OBLIGATIONS - 11.3%
Banks - 3.7%
Bayerische Landesbank Girozen                       6.20%             2/9/06    5,000,000     5,168,724
Bayerische Landesbank Girozen                       6.38%            8/31/00    2,500,000     2,556,283
Korea Development Bank                              6.63%           11/21/03    5,000,000     3,849,550
Korea Development Bank                              7.13%            9/17/01    6,350,000     5,427,174
Svenska Handelsbanken                               8.13%            8/15/07    3,500,000     4,073,101
Svenska Handelsbanken                               8.35%            7/15/04    5,000,000     5,720,444
                                                                              -------------------------
                                                                                             26,795,276
                                                                                            -----------
Electronic Equipment & Services - 0.8%
Philips Electronics NV                              7.13%            5/15/25    5,300,000     5,965,320
                                                                              -------------------------
Finance - 1.5%
BHP Finance USA Ltd.                                8.50%            12/1/12    7,000,000     8,667,876
WMC Finance USA Ltd.                                6.50%           11/15/03    2,250,000     2,368,323
                                                                              -------------------------
                                                                                             11,036,199
                                                                                            -----------





Metals & Mining - 0.5%
Placer Dome Inc.                                    8.50%           12/31/45    3,000,000     3,281,718
                                                                              -------------------------
                                    Pro Forma
                                    Combined
                                                    ----------------------------
                                                       Principal
                                                         Amount        Value
                                                    ----------------------------
MORTGAGE-BACKED SECURITIES (continued)

Federal National Mortgage Assoc. - 8.0%
FNMA                                                $ 18,495,568   $ 18,572,552
FNMA                                                   5,038,078      5,155,117
FNMA                                                   1,275,000      1,338,152
FNMA                                                     750,000        778,125
FNMA                                                   5,174,664      5,271,860
FNMA                                                  15,319,438     15,731,396
FNMA                                                     545,801        589,397
FNMA                                                     813,176        864,508
FNMA                                                   1,460,651      1,561,755
FNMA                                                     557,395        603,032
FNMA                                                   1,386,825      1,455,637
FNMA                                                   1,186,519      1,283,851
FNMA                                                   1,318,253      1,353,484
FNMA                                                   1,232,077      1,334,961
FNMA                                                     776,666        857,727
FNMA                                                     597,119        682,022
                                                    ----------------------------
                                                                     57,433,576
                                                                   -------------
Government National Mortgage Assoc. - 13.6%
GNMA                                                   2,844,497      2,889,583
GNMA                                                  20,957,769     21,464,133
GNMA                                                  47,318,290     48,779,747
GNMA                                                   9,786,233     10,152,531
GNMA                                                  11,390,685     11,916,743
GNMA                                                     580,594        623,192
GNMA                                                     872,645        931,277
GNMA                                                     355,552        384,219
                                                    ----------------------------
                                                                     97,141,425
                                                                    ------------
Other - 0.5%
Contimortgage                                            925,000        936,849
CSFB                                                     811,923        837,296
GSMS                                                   1,195,371      1,231,606
Lehman Brothers Mtge. Trust                              184,074        184,074
                                                                    ------------
                                                                      3,189,825
                                                    ----------------------------
Total Mortgage-Backed Securities (cost $212,578,677)                216,159,981
                                                                    ------------

U.S. AGENCY OBLIGATIONS - 10.4%
Farm Credit Systems Financial Assist Corp.             8,300,000     10,136,018
Farm Credit Systems Financial Assist Corp.             6,000,000      7,169,820
Federal Farm Credit Bank                               5,000,000      5,186,295
Federal National Mortgage Association                 47,700,000     51,500,021
                                                    ----------------------------
Total U.S. Agency Obligations (cost $69,737,928)                     73,992,154
                                                                    ------------

U.S. TREASURY OBLIGATIONS - 13.5%
U.S. Treasury Bonds
United States Treasury Bonds                          10,185,000     12,654,873
United States Treasury Bonds                           1,400,000      2,000,688
United States Treasury Bonds                           6,855,000      9,505,966
United States Treasury Bonds                           3,950,000      5,713,924
U.S. Treasury Notes
United States Treasury Notes                           1,704,766      1,679,194
United States Treasury Notes                           5,093,800      5,117,680
United States Treasury Notes                          15,000,000     15,065,640
United States Treasury Notes                          20,000,000     21,831,260
United States Treasury Notes                           3,155,000      3,321,142
United States Treasury Notes                          15,000,000     17,043,764
United States Treasury Notes                           2,260,000      2,632,900
                                                    ----------------------------
Total U.S. Treasury Obligations (cost $93,564,472)                   96,567,031
                                                                    ------------

YANKEE OBLIGATIONS - 11.3%
Banks - 3.7%
Bayerische Landesbank Girozen                          5,000,000      5,168,724
Bayerische Landesbank Girozen                          2,500,000      2,556,283
Korea Development Bank                                 5,000,000      3,849,550
Korea Development Bank                                 6,350,000      5,427,174
Svenska Handelsbanken                                  3,500,000      4,073,101
Svenska Handelsbanken                                  5,000,000      5,720,444
                                                    ----------------------------
                                                                     26,795,276
                                                                    ------------
Electronic Equipment & Services - 0.8%
Philips Electronics NV                                 5,300,000      5,965,320
                                                    ----------------------------

Finance - 1.5%
BHP Finance USA Ltd.                                   7,000,000      8,667,876
WMC Finance USA Ltd.                                   2,250,000      2,368,323
                                                    ----------------------------
                                                                     11,036,199
                                                                    ------------
Metals & Mining - 0.5%
Placer Dome Inc.                                       3,000,000      3,281,718
                                                    ----------------------------






Evergreen Select Core Bond Fund
Pro Forma Combining Financial Statements
Schedule of Investments (Unaudited)
September 30, 1998

                                                                                Core Bond Fund            Tattersall Fund
                                                                            ----------------------     ------------------------
                                                                            Principal                    Principal
                                                   Coupon   Maturity Date   Amount          Value        Amount        Value
------------------------------------------------------------------------------------------------------------------------------
YANKEE OBLIGATIONS (continued)

Oil/Energy - 1.5%
Petro Canada Ltd.                                     8.60%     1/15/10    $ 8,020,000   $ 10,370,101
                                                                           --------------------------
Utilities - 2.2%
Hydro-Quebec                                          8.00%      2/1/13     13,330,000     15,777,920
                                                                           --------------------------
Government - 1.1%
Export Development Corp.                              8.13%     8/10/99      2,000,000      2,046,768
Japan Finance Corp. Municipal Enterprises             6.85%     4/15/06      3,500,000      3,865,061
New Brunswick Province Canada                         7.63%     2/15/13      1,500,000      1,788,285
                                                                           --------------------------
                                                                                            7,700,114
                                                                           ------------------------------------------------------
Total Yankee Obligations (cost $73,673,337)                                                80,926,648
                                                                                         ------------
REPURCHASE AGREEMENTS - 6.3%
Dresdner Bank AG [b]                                  5.00%     10/1/98     33,433,304     33,433,304
Star Bank Repo [c]                                    5.15%     10/1/98                                11,785,000      11,785,000
                                                                           ------------------------------------------------------
Total Repurchase Agreements (cost $45,218,304)                                             33,433,304                  11,785,000
                                                                                         ------------               -------------
MUTUAL FUND SHARES - 2.9%
Open End Mutual Funds                                                         Shares                      Shares
                                                                           -------------               -----------
Valiant General Fund                                                        11,716,395     11,716,396
Closed End Mutual Funds
Blackrock 1999 Term Trust                                                                                  37,400         364,650
Blackrock 2001 Term Trust                                                                                 226,400       2,037,600
Blackrock Investment Quality                                                                               53,900         485,100
Blackrock North American Government                                                                        63,200         639,900
Blackrock Strategic Term                                                                                  125,300       1,151,193
Dean Witter Government Income Trust                                                                        12,000         108,000
Excelsior Income Shares                                                                                     7,400         125,800
First Commonwealth Fund                                                                                    15,500         165,656
Hyperion 1999 Term Trust                                                                                  232,200       1,683,450
Hyperion 2002 Term Trust                                                                                  201,000       1,695,938
Hyperion 2005 Investment Grade                                                                              4,100          36,131
Income Opportunities 1999                                                                                  16,400         157,850
MFS Government Markets Inc. Trust                                                                          41,700         281,475
                                                                           ------------------------------------------------------
Total Mutual Fund Shares (cost $19,791,588)                                               11,716,396                    8,932,743
                                                                                       -------------                -------------
Total Market Value of Investments
  (cost $684,587,155)                                 99.7%                              589,747,592                  121,990,868
Other Assets less liabilities (net)                    0.3%                                7,028,838                   (4,686,564)
                                                  ----------                           -------------                -------------
Net Assets                                          100.00%                            $ 596,776,430                $ 117,304,304
                                                  ----------                           -------------                -------------

                                    Pro Forma
                                    Combined
                                                    ----------------------------
                                                       Principal
                                                         Amount        Value
- --------------------------------------------------------------------------------
YANKEE OBLIGATIONS (continued)

Oil/Energy - 1.5%
Petro Canada Ltd.                                     $ 8,020,000  $ 10,370,101
                                                    ----------------------------
Utilities - 2.2%
Hydro-Quebec                                           13,330,000    15,777,920
                                                    ----------------------------
Government - 1.1%
Export Development Corp.                                2,000,000     2,046,768
Japan Finance Corp. Municipal Enterprises               3,500,000     3,865,061
New Brunswick Province Canada                           1,500,000     1,788,285
                                                    ----------------------------
                                                                      7,700,114
                                                    ----------------------------
Total Yankee Obligations (cost $73,673,337)                          80,926,648
                                                                   -------------
REPURCHASE AGREEMENTS - 6.3%
Dresdner Bank AG [b]                                   33,433,304    33,433,304
Star Bank Repo [c]                                     11,785,000    11,785,000
                                                    ----------------------------
Total Repurchase Agreements (cost $45,218,304)                       45,218,304
                                                                   -------------
MUTUAL FUND SHARES - 2.9%
Open End Mutual Funds                                    Shares
                                                    --------------
Valiant General Fund                                   11,716,395    11,716,396
Closed End Mutual Funds
Blackrock 1999 Term Trust                                  37,400       364,650
Blackrock 2001 Term Trust                                 226,400     2,037,600





Blackrock Investment Quality                               53,900       485,100
Blackrock North American Government                        63,200       639,900
Blackrock Strategic Term                                  125,300     1,151,193
Dean Witter Government Income Trust                        12,000       108,000
Excelsior Income Shares                                     7,400       125,800
First Commonwealth Fund                                    15,500       165,656
Hyperion 1999 Term Trust                                  232,200     1,683,450
Hyperion 2002 Term Trust                                  201,000     1,695,938
Hyperion 2005 Investment Grade                              4,100        36,131
Income Opportunities 1999                                  16,400       157,850
MFS Government Markets Inc. Trust                          41,700       281,475
                                                    ----------------------------
Total Mutual Fund Shares (cost $19,791,588)                          20,649,139
                                                                  --------------
Total Market Value of Investments
 (cost $684,587,155)                                                711,738,460
Other Assets less liabilities (net)                                   2,342,274
                                                                  --------------
Net Assets                                                        $ 714,080,734
                                                                  --------------

[a] Securities that may be resold to "qualified institutional buyers" under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
[b] Repurchase agreement is collateralized by $12,348,000 U.S. Treasury Notes, 5.50% due 3/31/03 and $20,180,000 U.S. Treasury Notes, 5.375% due 6/30/03
     with an aggregate value, including accrued interest of $34,102,106.
[c] Joint repurchase agreement is fully collateralized by $12,560,000 GNMA II, Pool #8375, 6.875%, due 2/20/24; $12,360,000 GNMA II, Pool #8932, 6.875%,
     due 3/20/22;  and $5,510,000 GNMA II, Pool #8395,  6.875%, due 3/20/24. The
     aggregate market value of the collateral at September 30, 1998 was $30,730,289. The Fund's pro-rata interest in the collateral at September 30, 1998 was $13,245,427.

Summary of Abbreviations:
CMO   Collateralized Mortgage Obligation
FHLMC Federal Home Loan Mortgage Corp.
FNMA  Federal National Mortgage Association
GNMA  Government National Mortgage Association
MTN   Medium Term Note
REMIC Real Estate Mortgage Investment Conduit

See Notes to Pro Forma Combining Financial Statements

Evergreen Select Core Bond Fund
Pro Forma Combining Financial Statements
Statement of Assets and Liabilities (Unaudited)
September 30, 1998

                                                          Core Bond        Tattersall                      Pro Forma
                                                            Fund              Fund        Adjustments       Combined
                                                        --------------------------------------------------------------
Assets:
Indentified cost of securities                          $ 533,196,477    $ 106,172,374   $           0   $ 639,368,851
Investments in repurchase agreements                       33,433,304       11,785,000                   $  45,218,304
                                                        --------------------------------------------------------------
Total identified cost of securities                       566,629,781      117,957,374               0     684,587,155
  Net unrealized gain or loss on securities                23,117,811        4,033,494               0      27,151,305
                                                        --------------------------------------------------------------
Market value of securities                                589,747,592      121,990,868               0     711,738,460
Cash                                                                0           39,332               0          39,332
Interest and dividends receivable                           7,306,695        1,063,048               0       8,369,743
Receivable for securities sold                              2,460,514        5,657,871               0       8,118,385
Receivable for Fund shares sold                               332,761        1,125,000               0       1,457,761
Prepaid expenses and other assets                              20,900           13,565               0          34,465
                                                        --------------------------------------------------------------
     Total Assets                                         599,868,462      129,889,684               0     729,758,146

Liabilities:
Distributions payable                                       2,433,853           49,998               0       2,483,851
Payable for securities purchased                                    0       12,398,526               0      12,398,526
Payable for Fund shares redeemed                              293,359          102,375               0         395,734
Advisory fees payable                                               0           24,465               0          24,465
Distribution Plan expense payable                                  85            1,051               0           1,136
Due to custodian                                               15,999                0               0          15,999
Due to other related parties                                  165,611            8,165               0         173,776
Accrued expenses and other liabilities                        183,125              800               0         183,925
                                                        --------------------------------------------------------------
     Total Liabilities                                      3,092,032       12,585,380               0      15,677,412

Net Assets                                              $ 596,776,430    $ 117,304,304   $           0   $ 714,080,734
                                                        ==============================================================

Net assets are comprised of:
Paid-in capital                                         $ 561,891,384    $ 111,185,140               0   $ 673,076,524
Undistributed (overdistributed) net investment income        (199,613)           8,115               0        (191,498)
Accumulated net realized gain or loss on securities        11,966,848        2,077,555               0      14,044,403
Net unrealized gain or loss on securities                  23,117,811        4,033,494               0      27,151,305
                                                        --------------------------------------------------------------
Net Assets                                              $ 596,776,430    $ 117,304,304   $           0   $ 714,080,734
                                                        ==============================================================

Class I Shares/Institutional Shares
Net Assets                                              $ 125,069,522    $ 114,444,529                   $ 239,514,051
Shares of Beneficial Interest Outstanding                  11,345,900       10,211,169         176,055a     21,733,124
Net Asset Value                                         $       11.02    $       11.21              --   $       11.02

Class IS Shares/Service Group Shares
Net Assets                                              $     285,979    $   2,859,775                   $   3,145,754





Shares of Beneficial Interest Outstanding                      25,943          255,186           4,400a        285,529
Net Asset Value                                         $       11.02    $       11.21                   $       11.02

Class IC Shares
Net Assets                                              $ 471,420,929               --                   $ 471,420,929
Shares of Beneficial Interest Outstanding                  42,765,453               --                      42,765,453
Net Asset Value                                         $       11.02               --                   $       11.02

a Reflects the impact of converting shares of the target fund into the survivor fund.


See Notes to Pro Forma Combined Financial Statements

Evergreen Select Core Bond Fund
Pro Forma Combining Financial Statements
Statement of Operations (Unaudited)
September 30, 1998

                                                              Core Bond       Tattersall                     Pro Forma
                                                                Fund *           Fund       Adjustments      Combined
                                                            ------------------------------------------------------------
Investment Income:
Interest income                                             $ 29,830,414    $  5,994,958    $  5,292,493 #  $ 41,117,865
Dividend income                                                        0         407,257               0         407,257
                                                            ------------------------------------------------------------
      Total investment income                                 29,830,414       6,402,215       5,292,493      41,525,122
                                                            ------------------------------------------------------------

Expenses:+
Advisory fee                                                $  1,862,392    $    376,937    $    616,994 a  $  2,856,323
Administrative services fees                                     133,870          87,399         (19,689)b       201,580
Distribution Plan expenses                                           285           4,823           2,756 c         7,864
Transfer agent fee                                                64,475               0          48,764 d       113,239
Custodian fee                                                    124,292          22,582          40,435 d       187,309
Printing and postage expenses                                     17,363           8,631               0          25,994
Registration and filing fees                                     232,757           6,677               0         239,434
Professional fees                                                 27,566          15,557         (10,667)e        32,456
Trustees' fees and expenses                                       10,575           6,526               0          17,101
Other                                                             10,034           5,251            (138)e        15,147
                                                            ------------------------------------------------------------
Total Expenses                                                 2,483,609         534,383         678,455       3,696,447
Less: Fee waivers and/or reimbursements                         (526,182)        (26,977)       (160,922)f      (714,081)
                                                            ------------------------------------------------------------
Net expenses                                                   1,957,427         507,406         517,533       2,982,366
                                                            ------------------------------------------------------------

Net investment income                                         27,872,987       5,894,809       4,774,960      38,542,756

Net realized and unrealized gains or losses on securities
Net realized gain or loss on securities                       11,761,342       3,311,594               0      15,072,936
Net change in unrealized gain or loss on securities            5,569,632       1,885,350               0       7,454,982
                                                            ------------------------------------------------------------
Net realized and unrealized gain or loss on securities        17,330,974       5,196,944               0      22,527,918
                                                            ------------------------------------------------------------
Net increase in net assets resulting from operations        $ 45,203,961    $ 11,091,753       4,774,960    $ 61,070,674
                                                            ============================================================

* For the period from November 24, 1997 (commencement of operations) to September 30, 1998.
# Reflects annualization of interest income earned by Core Bond Fund. Proforma combined interest income is for the twelve month period ended September 30, 1998.
+ Proforma operating expenses include the actual expenses of each Fund adjusted to reflect the expected expenses of the combined entity for the twelve month period ended September 30, 1998.
a Reflects an increase based on the surviving fund's advisory fee rate. b Reflects a decrease based on the surviving fund's administrative fee schedule. c Reflects an increase due to higher 12b-1 fees of the surviving fund. d Reflects an increase based on the surviving fund's service contract. e Reflects expected cost savings when the funds are combined. f Reflects an expense limit of 0.42% for Class I and Class IC and 0.67% on
  Class IS


See Notes to Pro Forma Combined Financial Statements

Evergreen Select Core Bond Fund
Notes to Pro Forma Combining Financial Statements (Unaudited)
September 30, 1998

1. Basis of Combination - The Pro Forma Combining Statement of Assets and Liabilities, including the Pro Forma Schedule of Investments and the related Pro Forma Combining Statement of Operations ("Pro Forma Statements"), reflect the accounts of Evergreen Select Core Bond Fund ("Core Bond Fund") and The Tattersall Bond Fund ("Tattersall Fund") at September 30, 1998 and for the respective periods then ended.

     The Pro Forma Statements give effect to the proposed Agreement and Plan of Reorganization (the "Reorganization") to be submitted to shareholders of Tattersall Fund. The Reorganization provides for the acquisition of the assets and identified liabilities of Tattersall Fund by Core Bond Fund, in exchange for shares of Core Bond Fund. After the reorganization, Tattersall Fund Institutional and Service Group shareholders will receive Institutional ("Class I") and Institutional Service ("Class IS") shares of Core Bond Fund, respectively, in liquidation and subsequent termination thereof. As a result of the Reorganization, the shareholders of Tattersall Fund will become the owners of that number of full and fractional Class I and Class IS shares of Core Bond Fund having an aggregate net asset value equal to the aggregate net asset value of their shares of Tattersall Fund as of the close of business immediately prior to the date that Tattersall Fund net assets are exchanged for Class I and Class IS shares of Core Bond Fund.

     The Pro Forma Statements reflect the expenses of each Fund in carrying out its obligations under the Reorganization as though the merger occurred at the beginning of the respective periods presented.

     The information contained herein is based on the experience of each Fund for the respective periods then ended and is designed to permit shareholders of the combining funds to evaluate the financial effect of the proposed Reorganization. The expenses of Tattersall Fund in connection with the Reorganization (including the cost of any proxy soliciting agents) will be borne by First Union National Bank of North Carolina. It is not anticipated that the securities of the combined portfolio will be sold in significant amounts in order to comply with the policies and investment practices of Core Bond Fund Pro Forma.

     The Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund incorporated by reference in the Statement of Additional Information.

2. Shares of Beneficial Interest - The Pro Forma net asset values per share assume the issuance of Class I and Class IS shares of Core Bond Fund which would have been issued at September 30, 1998 in connection with the proposed Reorganization. Shareholders of Tattersall Fund would receive Class I and Class IS shares of Core Bond Fund based on conversion ratios determined on September 30, 1998. The conversion ratios are calculated by dividing the net asset value of Tattersall Fund Institutional shares and Service Group shares, respectively, by the net asset value per share of the Class I and Class IS shares of Core Bond Fund, respectively.

3. Pro Forma Operations - The combined gross investment income is equal to the sum of each Fund's gross investment income, annualized for the twelve month period ended September 30, 1998. Pro Forma operating expenses include the actual expenses of each Fund adjusted to reflect the expected expenses of the combined entity. The combined pro forma expenses were calculated by assuming the pro forma period was the twelve month period ended September 30, 1998, and the combined net assets at September 30, 1998 were the average net assets for the twelve month period. The adjustments reflect those amounts needed to adjust the combined expenses to these rates.

                                        EVERGREEN SELECT FIXED INCOME TRUST

                                                      PART C

                                                 OTHER INFORMATION


Item 15.          Indemnification.

         The response to this item is incorporated by reference to "Liability and Indemnification of Trustees" under the caption "Comparative Information on Shareholders' Rights" in Part A of this Registration Statement.

Item 16.          Exhibits:

1. Declaration of Trust. Incorporated by reference to Evergreen Select Fixed Income Trust's Registration Statement on Form N-1A filed on September 19, 1997 - Registration No. 333- 36019 ("Form N-1A Registration Statement")

2. Bylaws. Incorporated by reference to the Form N-1A Registration Statement.

3. Not applicable.

4. Agreement and Plan of Reorganization. Exhibit A to Prospectus contained in Part A of this Registration Statement.

5. Declaration of Evergreen Select Fixed Income Trust Articles II., III.6(c), IV.(3), IV.(8), V., VI., VII., and VIII and By-Laws Articles II., III. and VIII.

6(a). Investment Advisory Agreement between Evergreen Investment Management (formerly known as the First Capital Group of First Union National Bank) and Evergreen Select Fixed Income Trust. Incorporated by reference to the Form N-1A Registration Statement.

6(b).           Form of Interim Investment Advisory Agreement.  Exhibit
B to Prospectus contained in Part A of this Registration
Statement.

7(a). Principal Underwriting Agreement between Evergreen Distributor, Inc. and Evergreen Select Fixed Income Trust. Incorporated by reference to the Form N-1A Registration Statement.

7(b). Form of Dealer Agreement for Institutional Service and Institutional shares used by Evergreen Distributor, Inc. Incorporated by reference to the Form N-1A Registration Statement.

8. Deferred Compensation Plan. Incorporated by reference to the Form N-1A Registration Statement.

9. Custodian Agreement between State Street Bank and Trust Company and Evergreen Select Fixed Income Trust. Incorporated by reference to Form N-1A Registration Statement.

10. Rule 12b-1 Distribution Plan for Institutional Service Shares. Incorporated by reference to the Form N-1A Registration
Statement.


11. Opinion and consent of Sullivan & Worcester LLP. Previously filed.

12. Tax opinion and consent of Piper & Marbury L.L.P. Filed herewith.


13. Not applicable.


14(a). Consent of Tait, Weller & Baker. Previously filed.

14(b).          Consent of PricewaterhouseCoopers LLP.
Previously filed.


16. Powers of Attorney. Incorporated by reference to Evergreen Select Fixed Income Trust's Registration Statement on Form N-14 filed on June 10, 1998 - (Registration No. 333-56507).


17(a). Form of Proxy Card. Previously filed.

17(b). Prospectus for Evergreen Core Bond Fund dated February 1, 1999. Filed herewith.



Item 17.          Undertakings.

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

         (3) Not applicable.

                                                    SIGNATURES


         As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Columbus and State of Ohio, on the 11th day of May, 1999.


                           EVERGREEN SELECT FIXED INCOME TRUST

                           By:      /s/ William J. Tomko
                                    -----------------------
                                    Name:  William J. Tomko
                                    Title: President


         As required by the Securities Act of 1933, the following persons have signed this Registration Statement in the capacities indicated on the 11th day of May, 1999.


Signatures                                                    Title
----------                                                    -----

/s/William J. Tomko                                           President and
-------------------                                           Treasurer
William J. Tomko

/s/Laurence B. Ashkin*                                        Trustee
---------------------
Laurence B. Ashkin

/s/Charles A. Austin III*                                     Trustee
-------------------------
Charles A. Austin III

/s/K. Dun Gifford*                                            Trustee
-----------------
K. Dun Gifford

/s/James S. Howell*                                           Trustee
------------------
James S. Howell

/s/Leroy Keith, Jr.*                                          Trustee
-------------------
Leroy Keith, Jr.


/s/Gerald M. McDonnell*                                       Trustee

----------------------
Gerald M. McDonnell

/s/Thomas L. McVerry*                                         Trustee
--------------------
Thomas L. McVerry

/s/William Walt Pettit*                                       Trustee
---------------------
William Walt Pettit

/s/David M. Richardson*                                       Trustee
----------------------
David M. Richardson

/s/Russell A. Salton III*                                     Trustee
-------------------------
Russell A. Salton III

/s/Michael S. Scofield*                                       Trustee
----------------------
Michael S. Scofield

/s/Richard J. Shima*                                          Trustee
-------------------
Richard J. Shima

* By:             /s/William J. Tomko
                  -------------------
                  Attorney-in-Fact

         William J. Tomko, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons and included as Exhibit 16 to this Registration Statement.